                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-5954

                         Charles Schwab Family of Funds
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
               (Address of principal executive offices) (Zip code)

                                 Randall W. Merk
                         Charles Schwab Family of Funds
             101 Montgomery Street, San Francisco, California 94104
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 627-7000

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 - September 30, 2008

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is ther interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   88.2%  FIXED-RATE
          OBLIGATIONS                                  17,738,709     17,738,709
    7.0%  VARIABLE-RATE
          OBLIGATIONS                                   1,403,882      1,403,882
    4.5%  OTHER INVESTMENTS                               904,888        904,878
--------------------------------------------------------------------------------
   99.7%  TOTAL INVESTMENTS                            20,047,479     20,047,469
    0.3%  OTHER ASSETS AND
          LIABILITIES, NET                                                59,458
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                  20,106,927

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
FIXED-RATE OBLIGATIONS 88.2% OF NET ASSETS

BANK NOTES 4.4%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  2.83%, 11/20/08                                         351,000        351,000
  2.86%, 01/12/09                                         100,000        100,000
WELLS FARGO BANK, N.A.
  2.64%, 10/29/08                                         185,000        185,000
  2.65%, 11/12/08                                         258,000        258,000
                                                                     -----------
                                                                         894,000
CERTIFICATES OF DEPOSIT 47.4%
--------------------------------------------------------------------------------
ABN AMRO BANK N.V.
  3.11%, 02/23/09                                          30,000         30,001
ALLIED IRISH BANK PLC
  2.75%, 10/21/08                                          34,000         34,000
  2.85%, 10/21/08                                          30,000         30,000
AUSTRALIA & NEW ZEALAND BANKING
  GROUP LTD.
  2.78%, 10/03/08                                          66,000         66,000
  2.77%, 11/24/08                                          71,000         71,013
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  2.70%, 10/15/08                                          50,000         50,000
  2.77%, 11/07/08                                          80,000         80,000
  2.52%, 12/17/08                                         150,000        150,000
  3.08%, 01/20/09                                          21,000         21,000
  3.16%, 01/27/09                                          19,000         19,000
BANCO SANTANDER CENTRAL
  HISPANO S.A.
  3.06%, 02/12/09                                          40,000         40,013
BANK OF NOVA SCOTIA
  2.75%, 10/07/08                                         180,000        180,000
  2.77%, 10/07/08                                          45,000         45,000
BANK OF SCOTLAND PLC
  2.80%, 10/08/08                                         140,000        140,000
BANK OF THE WEST
  2.79%, 10/16/08                                          16,000         16,000
  2.79%, 10/27/08                                          18,000         18,000
BANK OF TOKYO MITSUBISHI UFJ LTD.
  2.82%, 10/21/08                                          21,000         21,000
  2.69%, 11/05/08                                          50,000         50,000
  2.82%, 11/05/08                                          55,000         55,000
  2.81%, 11/21/08                                          12,000         12,000
  2.81%, 12/02/08                                          31,000         31,000
  2.83%, 12/02/08                                          96,000         96,000
BARCLAYS BANK PLC
  2.80%, 11/03/08                                         190,000        190,000
  3.31%, 12/15/08                                          50,000         50,000
  2.62%, 12/18/08                                          32,000         32,000
  3.18%, 02/20/09                                          46,000         46,000
BNP PARIBAS
  2.72%, 10/02/08                                          49,000         49,000
  3.15%, 12/19/08                                          34,000         34,000
  3.15%, 12/22/08                                          36,000         36,000
  3.14%, 12/23/08                                         300,000        300,000
  3.05%, 01/02/09                                         215,000        215,000
  3.10%, 01/02/09                                         125,000        125,001
  3.06%, 01/06/09                                         125,000        125,000
  3.06%, 01/16/09                                          14,000         14,000
CALYON
  2.72%, 10/15/08                                         131,000        131,000
  2.91%, 01/12/09                                          13,000         13,000
CHASE BANK (USA)
  2.84%, 01/08/09                                         150,000        150,000
  2.82%, 01/09/09                                         160,000        160,000
  2.95%, 03/16/09                                          40,000         40,000
CITIBANK, N.A.
  2.70%, 10/14/08                                          93,000         93,000
  2.77%, 11/18/08                                          76,000         76,000
  3.05%, 02/19/09                                         100,000        100,000
  3.04%, 02/24/09                                         300,000        300,000
COMMONWEALTH BANK OF AUSTRALIA
  2.72%, 10/15/08                                          88,000         88,000
  2.76%, 11/21/08                                           5,000          5,000
CREDIT AGRICOLE S.A.
  2.64%, 10/03/08                                         200,000        200,000
  2.78%, 10/22/08                                          30,000         30,000
  3.26%, 12/19/08                                           7,000          7,000
  3.28%, 12/19/08                                          54,000         54,000
  3.11%, 01/26/09                                          20,000         20,000
CREDIT SUISSE
  3.13%, 01/23/09                                          85,000         85,000
  3.12%, 01/27/09                                          50,000         50,000

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
DNB NOR BANK ASA
  3.06%, 02/20/09                                          18,000         18,000
  3.06%, 02/27/09                                         109,000        109,000
HSBC BANK PLC
  3.18%, 12/30/08                                          23,000         23,000
ING BANK N.V.
  2.80%, 11/14/08                                          47,000         47,000
  2.92%, 12/04/08                                         158,000        158,000
  3.07%, 01/21/09                                          58,000         58,000
  3.12%, 01/29/09                                          23,000         23,000
  3.11%, 02/06/09                                           7,000          7,000
  3.10%, 02/12/09                                         128,000        128,000
  3.11%, 02/17/09                                          29,000         29,000
  3.09%, 02/26/09                                          18,000         18,000
INTESA SANPAOLO
  2.80%, 10/14/08                                         159,000        159,000
  2.83%, 10/23/08                                           4,000          4,000
  3.13%, 01/07/09                                          13,000         13,000
  3.13%, 02/12/09                                          57,000         57,000
  3.15%, 02/20/09                                           5,000          5,000
JPMORGAN CHASE BANK
  2.87%, 03/13/09                                          66,000         66,000
LLOYDS TSB BANK PLC
  2.61%, 10/16/08                                          75,000         75,000
  2.61%, 10/17/08                                         273,000        273,000
MITSUBISHI UFJ TRUST & BANKING
  CORP.
  2.73%, 11/03/08                                          50,000         50,000
MIZUHO CORPORATE BANK LTD.
  2.79%, 10/29/08                                           9,000          9,000
  2.83%, 12/01/08                                          17,000         17,000
  2.83%, 12/02/08                                          21,000         21,000
  2.83%, 12/05/08                                         220,000        220,000
NATIONAL AUSTRALIA BANK LTD.
  2.66%, 10/01/08                                          88,000         88,000
  2.78%, 10/27/08                                         106,000        106,001
  2.78%, 11/14/08                                         140,000        140,001
  2.94%, 01/14/09                                          22,000         22,000
NATIONWIDE BUILDING SOCIETY
  2.95%, 10/22/08                                          35,000         35,000
NORDEA BANK FINLAND PLC
  2.52%, 12/17/08                                         215,000        215,000
RABOBANK NEDERLAND
  2.71%, 10/10/08                                         257,000        257,000
  2.98%, 03/04/09                                         133,000        133,000
ROYAL BANK OF CANADA
  2.75%, 10/08/08                                         230,000        230,000
ROYAL BANK OF SCOTLAND PLC
  3.24%, 12/18/08                                          39,000         39,000
  3.19%, 12/19/08                                         184,000        184,000
SKANDINAVISKA ENSKILDA BANKEN AB
  2.78%, 11/04/08                                          39,000         39,000
  2.90%, 11/06/08                                          68,000         68,000
  2.87%, 11/17/08                                          28,000         28,000
SOCIETE GENERALE
  2.93%, 10/28/08                                         138,000        138,000
  2.87%, 11/18/08                                          63,000         63,000
STATE STREET BANK & TRUST
  2.71%, 10/07/08                                         100,000        100,000
  2.71%, 10/15/08                                          64,000         64,000
SUMITOMO MITSUI BANKING CORP.
  2.56%, 10/10/08                                          50,000         50,000
  2.74%, 10/16/08                                          94,000         94,000
  2.75%, 10/20/08                                           5,000          5,000
  2.80%, 10/21/08                                          50,000         50,000
  2.82%, 10/23/08                                           9,000          9,000
  2.75%, 10/27/08                                          72,000         72,000
  2.77%, 10/29/08                                          74,000         74,000
SUMITOMO TRUST & BANKING CO.
  2.80%, 10/24/08                                           7,000          7,000
  2.79%, 11/12/08                                          27,000         27,000
  2.70%, 11/13/08                                         200,000        200,000
SVENSKA HANDELSBANKEN AB
  2.70%, 10/09/08                                          52,000         52,000
TORONTO DOMINION BANK
  2.72%, 10/29/08                                         160,000        160,000
  2.85%, 11/05/08                                          50,000         50,000
  3.21%, 01/22/09                                          26,000         26,000
  2.86%, 02/17/09                                          50,000         50,000
  3.01%, 02/17/09                                          19,000         19,000
  2.88%, 02/19/09                                          27,000         27,000
  3.40%, 03/18/09                                          15,000         15,000
UBS AG
  3.01%, 10/17/08                                         127,000        127,000
  3.00%, 10/20/08                                         155,000        155,000
  2.96%, 11/18/08                                         123,000        123,000
UNICREDITO ITALIANO S.P.A.
  2.95%, 10/16/08                                          40,000         40,000
  2.88%, 11/19/08                                          14,000         14,000
  2.90%, 11/21/08                                         127,000        127,002
  2.96%, 12/05/08                                          95,000         95,000
  3.19%, 02/13/09                                          15,000         15,000
UNION BANK OF CALIFORNIA
  3.10%, 01/05/09                                          78,000         78,000
  3.10%, 03/12/09                                           5,000          5,000
WESTPAC BANKING CORP.
  2.71%, 11/06/08                                         100,000        100,000
  2.60%, 11/13/08                                          50,000         50,000
                                                                     -----------
                                                                       9,525,032
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 27.9%
--------------------------------------------------------------------------------
ALPINE SECURITZATION CORP.
  2.51%, 10/10/08 (a)(b)(c)                               187,000        186,883
ANGLO IRISH BANK
  2.92%, 10/09/08 (c)                                      30,000         29,981
ANZ NATIONAL (INT'L) LTD.
  3.10%, 03/09/09 (a)                                      50,000         49,326
ATLANTIS ONE FUNDING CORP.
  6.50%, 10/01/08 (b)(c)                                  250,000        250,000
  3.11%, 02/17/09 (b)(c)                                    9,000          8,894
BANK OF AMERICA CORP.
  2.73%, 10/01/08                                          26,000         26,000
  2.74%, 10/10/08                                          20,000         19,986
  2.74%, 11/14/08                                         310,000        308,973
  2.83%, 11/20/08                                          50,000         49,805
  3.02%, 11/24/08                                          11,000         10,951
  3.02%, 01/06/09                                          17,000         16,864
  3.01%, 02/04/09                                          97,000         95,993

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
BNP PARIBAS FINANCE, INC.
  2.85%, 11/10/08 (a)                                      14,000         13,956
CANCARA ASSET SECURITIZATION, L.L.C.
  2.77%, 10/01/08 (a)(b)(c)                                76,000         76,000
  2.88%, 11/06/08 (a)(b)(c)                                55,000         54,843
CBA (DELAWARE) FINANCE, INC.
  2.65%, 11/03/08 (a)                                      70,388         70,218
CITIGROUP FUNDING, INC.
  2.84%, 10/01/08 (a)                                      17,000         17,000
  2.94%, 10/15/08 (a)                                      48,000         47,945
  3.04%, 10/15/08 (a)                                      31,000         30,964
  3.05%, 11/06/08 (a)                                      54,000         53,837
  3.05%, 11/07/08 (a)                                      27,000         26,916
  3.04%, 11/12/08 (a)                                      77,000         76,730
  3.04%, 11/18/08 (a)                                       8,000          7,968
  3.08%, 01/09/09 (a)                                      69,000         68,416
DAKOTA CP NOTES OF CITIBANK CREDIT
  CARD ISSUANCE TRUST
  2.87%, 10/09/08 (b)(c)                                   32,000         31,980
  2.78%, 10/17/08 (b)(c)                                   27,000         26,967
  2.89%, 11/05/08 (b)(c)                                   20,000         19,944
  2.87%, 11/07/08 (b)(c)                                   24,000         23,930
  2.81%, 11/14/08 (b)(c)                                   25,000         24,915
DEPFA BANK PLC
  2.79%, 11/04/08 (c)                                      37,000         36,903
FALCON ASSET SECURITIZATION
  CORP.
  5.50%, 10/01/08 (a)(b)(c)                                25,000         25,000
GEMINI SECURITIZATION CORP., L.L.C.
  2.77%, 10/08/08 (a)(b)(c)                                25,564         25,550
  2.82%, 10/14/08 (a)(b)(c)                                32,000         31,968
  2.67%, 10/22/08 (a)(b)(c)                                45,000         44,930
  2.81%, 12/01/08 (a)(b)(c)                                39,000         38,816
  2.93%, 01/14/09 (a)(b)(c)                                20,000         19,831
GENERAL ELECTRIC CAPITAL CORP.
  2.50%, 10/01/08                                         375,000        375,000
  2.90%, 02/25/09                                          50,000         49,416
  3.16%, 03/13/09                                          19,000         18,734
  2.76%, 03/17/09                                         130,000        128,360
  2.76%, 03/18/09                                         130,000        128,350
GENERAL ELECTRIC CAPITAL SERVICES
  3.01%, 12/18/08                                         115,000        114,262
  2.96%, 12/22/08                                          30,000         29,800
  2.90%, 02/25/09                                          40,000         39,533
GENERAL ELECTRIC CO.
  2.50%, 10/01/08                                         130,000        130,000
GREENWICH CAPITAL HOLDINGS,
  INC.
  3.21%, 12/29/08 (a)                                      55,000         54,570
HSBC USA, INC.
  2.87%, 01/05/09                                          75,000         74,432
JP MORGAN CHASE & CO.
  2.83%, 01/12/09                                          60,000         59,518
  2.94%, 02/20/09                                         230,000        227,369
  2.94%, 03/03/09                                          60,000         59,260
  2.87%, 03/16/09                                           9,000          8,883
KBC FINANCIAL PRODUCTS
  INTERNATIONAL, LTD.
  3.12%, 03/05/09 (a)(c)                                   15,000         14,802
MONT BLANC CAPITAL CORP.
  2.92%, 10/06/08 (a)(b)(c)                                12,000         11,995
  2.87%, 10/09/08 (a)(b)(c)                                84,000         83,947
  2.87%, 12/08/08 (a)(b)(c)                                15,000         14,919
NATIONWIDE BUILDING SOCIETY
  U.S.
  3.05%, 12/12/08                                         100,000         99,396
OLD LINE FUNDING, L.L.C.
  2.81%, 10/01/08 (a)(b)(c)                                50,000         50,000
  2.82%, 10/06/08 (a)(b)(c)                                50,000         49,981
  2.84%, 10/06/08 (a)(b)(c)                               200,000        199,922
PARK AVENUE RECEIVABLES CO.,
  L.L.C.
  5.50%, 10/01/08 (a)(b)(c)                                45,000         45,000
RABOBANK USA FINANCIAL CORP.
  0.50%, 10/01/08 (a)                                      75,000         75,000
RANGER FUNDING CO., L.L.C.
  2.73%, 10/02/08 (a)(b)(c)                               185,921        185,907
RECKITT BENCKISER TREASURY
  SERVICES PLC
  2.77%, 11/12/08 (a)(c)                                    8,000          7,974
ROYAL BANK OF SCOTLAND GROUP
  PLC
  3.13%, 02/27/09                                          22,000         21,719
  3.12%, 03/09/09                                          70,000         69,049
  3.12%, 03/11/09                                           3,000          2,959
SAN PAOLO IMI U.S. FINANCIAL CO.
  3.12%, 01/05/09 (a)                                      72,000         71,411
SKANDINAVISKA ENSKILDA BANKEN AB
  2.88%, 11/03/08                                          16,000         15,958
  2.90%, 12/01/08                                          40,000         39,805
SOCIETE GENERALE NORTH
  AMERICA, INC.
  2.82%, 10/21/08 (a)                                      26,000         25,960
SOLITAIRE FUNDING, L.L.C.
  2.82%, 10/06/08 (a)(b)(c)                                60,000         59,977
  2.94%, 10/30/08 (a)(b)(c)                                63,000         62,852
  3.03%, 12/09/08 (a)(b)(c)                               105,000        104,400
  3.23%, 12/17/08 (a)(b)(c)                                20,000         19,864
  3.21%, 01/06/09 (a)(b)(c)                                10,000          9,915
  3.17%, 01/15/09 (a)(b)(c)                                15,000         14,862
  3.25%, 01/23/09 (a)(b)(c)                                 6,000          5,939
  3.27%, 01/29/09 (a)(b)(c)                                26,000         25,721
STADSHYPOTEK DELAWARE, INC.
  2.76%, 11/10/08 (a)(c)                                   13,000         12,961
  2.75%, 11/13/08 (a)(c)                                   25,000         24,919
SWEDBANK AB
  2.74%, 10/02/08                                          85,000         84,994
  2.96%, 10/23/08                                          15,000         14,973
  2.85%, 11/12/08                                          32,000         31,895
  2.78%, 11/13/08                                           7,000          6,977
THUNDER BAY FUNDING, L.L.C.
  2.82%, 10/06/08 (a)(b)(c)                                50,000         49,980
  2.84%, 10/06/08 (a)(b)(c)                                50,000         49,981
  2.69%, 11/04/08 (a)(b)(c)                               100,000         99,747
TICONDEROGA FUNDING, L.L.C.
  2.81%, 10/08/08 (a)(b)(c)                                22,000         21,988
  2.79%, 11/19/08 (a)(b)(c)                                55,000         54,793

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
UNICREDIT BANK (IRELAND) PLC
  2.88%, 10/16/08 (a)(c)                                   40,000         39,952
  3.31%, 12/18/08 (a)(c)                                    8,000          7,944
  3.16%, 02/03/09 (a)(c)                                   35,000         34,622
WESTPAC BANKING CORP.
  3.20%, 02/09/09 (c)                                      53,000         52,396
WHISTLEJACKET CAPITAL, L.L.C., (SIV)
  3.07%, 03/20/08 (b)(c)(d)(e)                             43,000         43,000
  3.03%, 05/19/08 (b)(c)(d)(e)                             10,000         10,000
  5.42%, 06/16/08 (b)(c)(d)(e)                             12,000         12,000
  2.76%, 08/06/08 (b)(c)(d)(e)                             88,000         88,000
  3.08%, 08/07/08 (b)(c)(d)(e)                             40,000         40,000
                                                                     -----------
                                                                       5,617,026
FIXED-RATE COUPON NOTE 0.5%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
  2.25%, 11/14/08                                         100,000        100,157

FIXED-RATE DISCOUNT NOTES 8.0%
--------------------------------------------------------------------------------
FANNIE MAE
  2.37%, 10/01/08                                         200,000        200,000
  2.43%, 10/06/08                                          59,000         58,980
  2.10%, 10/16/08                                          38,000         37,967
  2.40%, 10/21/08                                         109,000        108,855
  2.64%, 10/22/08                                         116,000        115,823
  2.06%, 11/05/08                                         139,771        139,492
  2.11%, 12/10/08                                         185,000        184,245
FEDERAL HOME LOAN BANK
  2.28%, 10/02/08                                         111,000        110,993
  2.13%, 10/06/08                                          34,000         33,990
  2.10%, 10/17/08                                         222,000        221,793
  2.36%, 10/20/08                                         138,000        137,829
  2.12%, 11/10/08                                         135,000        134,683
  2.20%, 11/14/08                                          11,000         10,970
FREDDIE MAC
  2.35%, 10/16/08                                          51,000         50,950
  2.35%, 10/22/08                                          25,000         24,966
  2.36%, 10/22/08                                          31,000         30,958
                                                                     -----------
                                                                       1,602,494
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $17,738,709)                                                    17,738,709
                                                                     -----------

VARIABLE-RATE OBLIGATIONS 7.0% OF NET ASSETS

ABBEY NATIONAL TREASURY
  SERVICES PLC
  2.73%, 10/02/08 (a)                                     115,000        115,000
ANZ NATIONAL (INT'L) LTD.
  3.03%, 11/27/08 (a)                                      65,000         65,000
BANCO ESPANOL DE CREDITO S.A.
  2.79%, 10/20/08 (c)                                      50,000         50,000
BANK OF AMERICA, N.A.
  3.00%, 10/30/08                                         200,000        200,000
  3.00%, 11/06/08                                         150,000        150,000
BANK OF MONTREAL
  2.89%, 10/31/08                                          50,000         49,997
BARCLAYS BANK PLC
  3.18%, 11/21/08                                         154,000        154,000
BRECKENRIDGE TERRACE, L.L.C.
  8.05%, 10/02/08 (a)                                       1,000          1,000
COMMONWEALTH BANK OF
  AUSTRALIA
  3.05%, 11/03/08                                          50,000         50,000
DANSKE CORP.
  2.87%, 11/13/08 (a)(c)                                   70,000         70,000
  2.89%, 11/17/08 (a)(c)                                   50,000         50,000
DEUTSCHE BANK AG
  3.41%, 12/22/08                                         100,000        100,000
EAGLE COUNTY, CO.
  8.05%, 10/02/08 (a)                                       2,000          2,000
MERRILL LYNCH & CO., INC.
  2.65%, 10/15/08                                          25,000         25,000
  2.91%, 10/20/08                                          50,000         50,000
MORGAN STANLEY
  2.64%, 10/03/08                                          20,000         20,000
NORDEA BANK AB
  2.51%, 10/10/08 (c)                                      25,000         25,000
SOCIETE GENERALE
  2.49%, 10/01/08 (c)                                      15,000         15,000
SVENSKA HANDELSBANKEN AB
  3.00%, 10/06/08 (c)                                      50,000         50,000
TENDERFOOT SEASONAL HOUSING,
  L.L.C.
  8.05%, 10/02/08 (a)                                       2,885          2,885
WACHOVIA BANK, N.A.
  2.99%, 11/25/08 (c)                                      35,000         35,000
WESTPAC BANKING CORP.
  3.11%, 11/20/08                                          79,000         79,000
WESTPAC SECURITIES NZ LTD.
  3.00%, 11/05/08 (a)(c)                                   45,000         45,000
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $1,403,882)                                                      1,403,882
                                                                     -----------

                                                         FACE/
                                                       MATURITY
ISSUER                                                   AMOUNT         VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
OTHER INVESTMENTS 4.5% OF NET ASSETS

REPURCHASE AGREEMENTS 4.5%
--------------------------------------------------------------------------------
BANK OF AMERICA SECURITIES, L.L.C.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government
  Securities with a value of $153,000
  2.00%, issued 09/30/08,
    due 10/01/08                                          150,008        150,000
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government
  Securities with a value of $484,500
  2.20%, issued 09/30/08,
    due 10/01/08                                          475,029        475,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government
  Securities with a value of $4,979
  1.80%, issued 09/30/08,
    due 10/01/08                                            4,879          4,878

SCHWAB ADVISOR CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         FACE/
                                                        MATURITY
       ISSUER                                            AMOUNT         VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of $25,500
  2.25%, issued 09/30/08,
    due 10/01/08                                           25,002         25,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with
  a value of $255,002
  1.25%, issued 09/30/08,
    due 10/01/08                                          250,009        250,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $904,888)                                                          904,878
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $20,047,469.

(a)  Credit-enhanced security.

(b)  Asset-backed security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,907,595 or 14.5% of net assets.

(d) Illiquid security. At the period end, the value of these amounted to $193,000 or 1.0% of net assets.

(e) Security is in default. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle ("SIV"), experienced an "enforcement event" that has led to the appointment of a Receiver to manage Whistlejacket's operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes(Notes) issued by Whistlejacket, including the Notes held by the funds. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the funds met on February 12, 2008 and, based on the recommendation of the funds' investment adviser, determined that it was not in the best interest of the funds to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the funds that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the funds met on February 21, 2008 and, based on the recommendation of the funds' investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. The Fund is pursuing remedial efforts to obtain repayment of the principal and interest owed on the investment.

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                                       $0
Level 2 - Other Significant Observable Inputs                         20,047,469
Level 3 - Significant Unobservable Inputs                                      0
                                                                  --------------
TOTAL                                                                $20,047,469
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   98.3%  MUNICIPAL
          SECURITIES                                    9,849,050      9,849,050
    0.2%  OTHER INVESTMENT
          COMPANIES                                        17,700         17,700
--------------------------------------------------------------------------------
   98.5%  TOTAL INVESTMENTS                             9,866,750      9,866,750
    1.5%  OTHER ASSETS AND
          LIABILITIES                                                    145,745
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                  10,012,495

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
MUNICIPAL SECURITIES  98.3% OF NET ASSETS

CALIFORNIA  96.0%
--------------------------------------------------------------------------------
AFFORDABLE HOUSING AGENCY
M/F Housing RB (Westridge at
  Hilltop Apts) Series 2003A
  7.85%, 10/02/08 (a)(b)                                    4,725          4,725
ALAMEDA CNTY IDA
  RB (Aitchison Family Partnership)
  Series 1993A
  8.20%, 10/01/08 (a)(b)                                    2,440          2,440
  RB (JMS Family Partnership)
  Series 1995A
  8.20%, 10/01/08 (a)(b)                                    1,000          1,000
ALAMEDA CORRIDOR TRANSPORTATION
  AUTH
Sr Lien RB Series 1999A
  4.03%, 10/02/08 (a)(b)(c)(d)                             16,155         16,155
ANAHEIM HOUSING AUTH
  M/F Housing RB (Casa Granada Apts)
  Series 1997A
  7.50%, 10/02/08 (a)(b)                                    3,295          3,295
  M/F Housing RB (Port Trinidad Apts)
  Series 1997C
  7.50%, 10/02/08 (a)(b)                                    1,840          1,840
  M/F Housing Refunding RB (Sage Park)
  Series 1998A
  8.05%, 10/02/08 (a)(b)                                    5,500          5,500
ANAHEIM PUBLIC FINANCING AUTH
RB (Anaheim Electric System
  Distribution Facilities) Series
  2007A
  4.64%, 10/02/08 (a)(b)(c)(d)                              8,030          8,030
ANAHEIM REDEVELOPMENT AGENCY
Tax Allocation Refunding Bonds
  Series 2007A
  4.14%, 10/02/08 (a)(b)(c)(d)                              5,280          5,280
ASSOCIATION OF BAY AREA
  GOVERNMENTS
  COP (Harker School Foundation)
  Series 1998
  8.25%, 10/01/08 (a)(b)                                    3,895          3,895
  COP (The Harker School) Series 2007
  8.25%, 10/01/08 (a)(b)                                    9,890          9,890
  M/F Housing RB (Artech Building)
  Series 1999A
  9.05%, 10/02/08 (a)(b)                                    3,200          3,200
  M/F Housing RB (Crossing Apts)
  Series 2002A
  8.05%, 10/02/08 (a)(b)                                   18,500         18,500
  M/F Housing RB (Miramar Apts)
  Series 2000A
  8.05%, 10/02/08 (a)(b)                                   15,000         15,000
  M/F Housing RB (Mountain View Apts)
  Series 1997A
  8.20%, 10/02/08 (a)(b)                                    5,655          5,655
  RB (Acacia Creek at Union City)
  Series 2008A
  4.40%, 10/01/08 (a)(c)                                   15,000         15,000
  RB (Air Force Village West, Inc)
  Series 2005
  8.00%, 10/02/08 (a)(b)                                   10,495         10,495
  RB (Francis Parker School)
  Series 2005
  8.00%, 10/02/08 (a)(b)                                    5,000          5,000
  RB (Public Policy Institute of California)
  Series 2001A
  8.00%, 10/02/08 (a)(b)                                   10,000         10,000
  Refunding RB (Eskaton Properties Inc)
  Series 2008A
  8.00%, 10/02/08 (a)(b)                                   11,450         11,450
  Refunding RB (Eskaton Properties Inc)
  Series 2008B
  8.00%, 10/02/08 (a)(b)                                   16,200         16,200
BAY AREA TOLL AUTH
  San Francisco Bay Area Toll Bridge RB
  Series 2006F
  4.39%, 10/02/08 (a)(c)(d)                                 3,410          3,410
  5.60%, 10/02/08 (a)(c)(d)                                 3,600          3,600
  San Francisco Bay Area Toll Bridge RB
  Series 2001B
  7.62%, 10/02/08 (a)(c)                                    7,000          7,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  San Francisco Bay Area Toll Bridge RB
  Series 2003C
  7.85%, 10/02/08 (a)(c)                                   35,275         35,275
  San Francisco Bay Area Toll Bridge RB
  Series 2006C
  7.75%, 10/02/08 (a)(c)                                   20,000         20,000
  San Francisco Bay Area Toll Bridge RB
  Series 2006F & 2007F
  5.92%, 10/02/08 (a)(c)(d)                                28,620         28,620
  San Francisco Bay Area Toll Bridge RB
  Series 2007B2
  7.65%, 10/02/08 (a)(c)                                    8,000          8,000
  San Francisco Bay Area Toll Bridge RB
  Series 2007C1
  6.25%, 10/02/08 (a)(c)                                    5,000          5,000
  San Francisco Bay Area Toll Bridge RB
  Series 2007E3
  6.25%, 10/02/08 (a)(c)                                   25,000         25,000
  San Francisco Bay Area Toll Bridge RB
  Series 2007G1
  5.50%, 10/02/08 (a)(c)                                   26,000         26,000
  San Francisco Bay Area Toll Bridge RB
  Series 2008C1
  7.75%, 10/02/08 (a)(c)                                    7,400          7,400
  San Francisco Bay Area Toll Bridge RB
  Series 2008D1
  8.00%, 10/02/08 (a)(c)                                   46,000         46,000
  San Francisco Bay Area Toll Bridge RB
  Series 2008F1
  4.74%, 10/02/08 (a)(c)(d)                                20,755         20,755
  4.93%, 10/02/08 (a)(c)(d)                                19,760         19,760
  4.97%, 10/02/08 (a)(c)(d)                                19,720         19,720
  San Francisco Bay Area Toll Bridge RB
  Series 2008G1
  7.00%, 10/02/08 (a)(c)                                   12,500         12,500
  San Francisco Bay Area Toll Bridge RB
  Series 2008F1
  5.10%, 10/02/08 (a)(c)(d)                                20,425         20,425
  San Francisco Bay Area Toll Bridge RB
  Series 2008G3
  5.50%, 10/02/08 (a)                                      35,000         35,000
CABRILLO COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2004)
  Series A
  5.08%, 10/02/08 (a)(b)(c)(d)                              8,575          8,575
CALIFORNIA
  Economic Recovery Bonds
  Series 2004A
  4.29%, 10/02/08 (a)(b)(c)(d)                             31,420         31,420
  4.33%, 10/02/08 (a)(c)(d)                                34,995         34,995
  8.11%, 10/02/08 (a)(b)(c)(d)                              8,495          8,495
  8.23%, 10/02/08 (a)(b)(c)(d)                              8,873          8,872
  Economic Recovery Bonds
  Series 2004C11
  7.25%, 10/01/08 (a)(b)                                   12,190         12,190
  Economic Recovery Bonds
  Series 2004C4
  3.75%, 10/01/08 (a)(c)                                    5,225          5,225
  Economic Recovery Bonds
  Series 2004C5
  3.50%, 10/01/08 (a)(c)                                   21,430         21,430
  GO Bonds
  4.80%, 10/02/08 (a)(b)(c)(d)                             23,825         23,825
  4.87%, 10/02/08 (a)(b)(c)(d)                             28,615         28,615
  5.72%, 10/02/08 (a)(b)(c)(d)                              3,975          3,975
  GO Bonds Series 1999
  5.45%, 10/02/08 (a)(b)(c)(d)                             10,620         10,620
  GO Bonds Series 2003C1
  7.00%, 10/02/08 (a)(b)                                    3,200          3,200
  GO Bonds Series 2003C2
  7.85%, 10/02/08 (a)(b)                                    9,650          9,650
  GO Bonds Series 2003C3
  7.86%, 10/02/08 (a)(b)                                    3,850          3,850
  GO Bonds Series 2004A3
  6.25%, 10/01/08 (a)(b)                                    5,500          5,500
  GO Bonds Series 2004A5
  5.00%, 10/01/08 (a)(b)                                    4,700          4,700
  GO Bonds Series 2004A7
  7.00%, 10/02/08 (a)(b)                                    4,820          4,820
  GO Bonds Series 2004B1
  3.65%, 10/01/08 (a)(b)                                      200            200
  GO Bonds Series 2004B2
  3.75%, 10/01/08 (a)(b)                                   16,000         16,000
  GO Bonds Series 2005A6
  7.00%, 10/02/08 (a)(b)                                    1,175          1,175
  GO Bonds Series 2007
  3.97%, 10/02/08 (a)(b)(c)(d)                             17,385         17,385
  GO Refunding Bonds
  4.27%, 10/02/08 (a)(b)(c)(d)                             15,000         15,000
  6.08%, 10/02/08 (a)(b)(c)(d)                             13,110         13,110
  GO Refunding Bonds Series 2007
  4.11%, 10/02/08 (a)(b)(c)(d)                             11,585         11,585
  4.13%, 10/02/08 (a)(b)(c)(d)                              3,130          3,130
  Various Purpose GO Bonds
  4.14%, 10/02/08 (b)(c)(d)                                37,295         37,295
  4.33%, 10/02/08 (a)(b)(c)(d)                              5,515          5,515
  4.70%, 10/02/08 (a)(b)(c)(d)                             41,330         41,330
  4.83%, 10/02/08 (a)(b)(c)(d)                             17,520         17,520
  5.20%, 10/02/08 (a)(b)(c)(d)                              3,975          3,975
  5.69%, 10/02/08 (a)(b)(c)(d)                              9,000          9,000
CALIFORNIA DEPARTMENT OF VETERANS
  AFFAIRS
Home Purchase RB Series2007A
  5.96%, 10/02/08 (a)(c)(d)                                 7,480          7,480
CALIFORNIA DEPARTMENT OF WATER
  RESOURCES
  Power Supply RB Series 2002B2
  6.25%, 10/01/08 (a)(b)                                    2,800          2,800
  Power Supply RB Series 2002C10
  8.80%, 10/02/08 (a)(b)                                   64,965         64,965
  Power Supply RB Series 2002C11
  6.35%, 10/02/08 (a)(b)                                    6,265          6,265
  Power Supply RB Series 2002C7
  7.50%, 10/02/08 (a)(b)(c)                                10,000         10,000
  Power Supply RB Series 2002C8
  6.25%, 10/02/08 (a)(b)                                    3,000          3,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  Power Supply RB Series 2002C9
  7.73%, 10/02/08 (a)(b)                                   11,570         11,570
  Power Supply RB Series 2005F3
  3.95%, 10/01/08 (a)(b)                                   10,500         10,500
  Power Supply RB Series 2005F4
  3.95%, 10/01/08 (a)(b)                                    5,600          5,600
  Power Supply RB Series 2005F5
  6.25%, 10/01/08 (a)(b)                                   41,245         41,245
  Power Supply RB Series 2008H
  5.25%, 10/02/08 (a)(b)(c)(d)                              2,785          2,785
  Power Supply RB Series 2008J1
  3.95%, 10/01/08 (a)(b)                                    9,000          9,000
  Power Supply RB Series 2008J2
  8.00%, 10/02/08 (a)(b)                                   50,000         50,000
  Water System RB (Central Valley)
  Series AE
  5.50%, 10/02/08 (a)(c)(d)                                 8,725          8,725
  5.85%, 10/02/08 (a)(c)(d)                                 5,500          5,500
CALIFORNIA ECONOMIC DEVELOPMENT
  FINANCING AUTH
  Airport Facilities RB (Mercury Air Group)
  Series 1998
  7.25%, 10/02/08 (a)(b)                                    9,100          9,100
  IDRB (Calco) Series 1997
  8.19%, 10/01/08 (a)(b)                                    1,440          1,440
CALIFORNIA EDUCATIONAL FACILITIES AUTH
  RB (Chapman Univ) Series 2000
  7.30%, 10/01/08 (a)(b)                                    1,100          1,100
  RB (Chapman Univ) Series 2008A
  4.25%, 10/01/08 (a)(b)                                    7,710          7,710
  RB (Pomona College) Series 2008B
  7.00%, 10/02/08 (a)(c)                                    6,000          6,000
  RB (Univ of Judaism) Series 1998A
  7.25%, 10/02/08 (a)(b)                                    4,800          4,800
  RB (Univ of Southern California)
  Series 2007A
  6.68%, 10/02/08 (a)(c)(d)                                 2,120          2,120
CALIFORNIA ENTERPRISE DEVELOPMENT
  FINANCE AUTH
RB (Sconza Candy Co.) Series 2008A
  8.50%, 10/02/08 (a)(b)                                   10,000         10,000
CALIFORNIA HEALTH FACILITIES FINANCING
  AUTH
  Health Facility RB (Catholic Healthcare
  West) Series 2008A
  7.67%, 10/01/08 (a)(b)                                    5,000          5,000
  Health Facility RB (Catholic Healthcare
  West) Series 2008B
  7.67%, 10/01/08 (a)(b)                                    5,000          5,000
  Health Facility RB (Catholic Healthcare
  West) Series 2008D
  7.78%, 10/01/08 (a)(b)                                    5,000          5,000
  Health Facility RB (Catholic Healthcare
  West) Series 2008E
  7.75%, 10/01/08 (a)(b)                                    5,000          5,000
  Health Facility RB (Catholic Healthcare
  West) Series 2008F
  7.78%, 10/01/08 (a)(b)                                    5,000          5,000
  Health Facility RB (Catholic Healthcare
  West) Series 2004K
  7.76%, 10/01/08 (a)(b)                                    7,900          7,900
  Insured RB (Sutter Health) Series 1999A
  4.75%, 10/02/08 (a)(b)(c)(d)                             19,300         19,300
  RB (Kaiser Permanente) Series 2006C
  7.69%, 10/01/08 (a)                                      74,700         74,700
  RB (Kaiser Permanente) Series 2006E
  1.46%, 11/05/08                                          40,000         40,000
  1.55%, 12/05/08                                           2,500          2,500
  RB (Sutter Health) Series 2007A
  6.58%, 10/02/08 (a)(c)(d)                                13,330         13,330
CALIFORNIA HFA
  Home Mortgage RB Series 2001N
  4.40%, 10/01/08 (a)(b)(c)                                10,250         10,250
  Home Mortgage RB Series 2002B
  6.25%, 10/01/08 (a)(b)(c)                                 9,290          9,290
  Home Mortgage RB Series 2003K
  7.75%, 10/01/08 (a)(c)                                    6,300          6,300
  7.75%, 10/01/08 (a)(c)                                   46,905         46,905
  Home Mortgage RB Series 2003M
  4.40%, 10/01/08 (a)(c)                                   56,740         56,740
  Home Mortgage RB Series 2005A
  8.00%, 10/01/08 (a)(c)                                   59,575         59,575
  Home Mortgage RB Series 2005B
  7.75%, 10/01/08 (a)(c)                                    4,350          4,350
  7.75%, 10/01/08 (a)(c)                                    3,200          3,200
  Home Mortgage RB Series 2006I
  8.51%, 10/02/08 (a)(c)(d)                                 4,620          4,620
  Home Mortgage RB Series 2006K &
  Series 2007E
  5.41%, 10/02/08 (a)(c)(d)                                15,570         15,570
  Home Mortgage RB Series 2007G & J
  4.02%, 10/02/08 (a)(c)(d)                                20,730         20,730
  Home Mortgage RB Series 2007K
  4.40%, 10/01/08 (a)(c)                                   14,000         14,000
  4.40%, 10/01/08 (a)(c)                                    5,000          5,000
  Home Mortgage RB Series 2008C
  4.50%, 10/01/08 (a)(b)                                   24,000         24,000
  Home Mortgage RB Series 2008D
  4.50%, 10/01/08 (a)(c)                                   11,885         11,885
  4.50%, 10/01/08 (a)(c)                                   70,315         70,315
  Home Mortgage RB Series 2008E
  5.40%, 10/01/08 (a)(c)                                   59,955         59,955
  Home Mortgage RB Series 2008K
  6.47%, 10/02/08 (a)(c)(d)                                 9,966          9,966
  6.73%, 10/02/08 (a)(c)(d)                                 4,360          4,360
  6.86%, 10/02/08 (a)(c)(d)                                 6,670          6,670
  8.00%, 10/02/08 (a)(c)(d)                                 3,100          3,100
  Home Mortgage RB Series 2008M
  7.52%, 10/02/08 (a)(c)(d)                                11,285         11,285
  M/F Housing RB III Series 2001G
  7.75%, 10/01/08 (a)(c)                                   19,880         19,880
  M/F Housing RB III Series 2002E
  9.55%, 10/01/08 (a)(c)                                    9,000          9,000
  M/F Housing RB III Series 2008B
  4.50%, 10/01/08 (a)(c)                                   14,815         14,815
  4.50%, 10/01/08 (a)(c)                                   28,800         28,800
  4.50%, 10/01/08 (a)(c)                                   25,415         25,415

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  M/F Housing RB III Series B
  4.50%, 10/01/08 (a)(c)                                   18,155         18,155
  M/F Housing RB III Series C
  4.50%, 10/01/08 (a)(c)                                   12,450         12,450
CALIFORNIA INFRASTRUCTURE & ECONOMIC
  DEVELOPMENT BANK
  IDRB (American-De Rosa Lamp Arts)
  Series 1999
  8.25%, 10/01/08 (a)(b)                                    4,950          4,950
  IDRB (Fairmont Sign Co) Series 2000A
  8.11%, 10/02/08 (a)(b)                                    4,250          4,250
  IDRB (Nelson Name Plate Co)
  Series 1999
  6.05%, 10/01/08 (a)(b)                                    2,150          2,150
  IDRB Series 2005 (Alegacy Foodservice
  Products Group & Eagleware
  Manufacturing Company)
  8.20%, 10/02/08 (a)(b)                                    6,020          6,020
  RB ( J. Paul Getty Trust) Series 2003B
  3.75%, 10/01/08 (a)                                       1,000          1,000
  RB (Bay Area Toll Bridges Seismic
  Retrofit) Series 2003A
  4.51%, 10/02/08 (a)(b)(c)(d)                             37,185         37,185
  RB (California Academy of Sciences)
  Series 2008C
  3.95%, 10/01/08 (a)(b)                                    4,700          4,700
  RB (California Academy of Sciences)
  Series 2008D
  4.00%, 10/01/08 (a)(b)                                    1,000          1,000
  RB (California Academy of Sciences)
  Series 2008E
  3.95%, 10/01/08 (a)(b)                                    2,625          2,625
  RB (California Academy of Sciences)
  Series 2008F
  3.95%, 10/01/08 (a)(b)                                    2,500          2,500
  RB (J. Paul Getty Trust) Series 2003D
  3.75%, 10/01/08 (a)                                         300            300
  RB (Orange Cnty Performing Arts Center)
  Series 2008A
  4.25%, 10/01/08 (a)(b)                                    3,200          3,200
  RB (Orange Cnty Performing Arts Center)
  Series 2008C
  7.05%, 10/02/08 (a)(b)                                    5,760          5,760
  RB (Sage Hill School) Series 2008
  8.12%, 10/02/08 (a)(b)                                    9,500          9,500
  RB (SRI International) Series 2003A
  7.00%, 10/02/08 (a)(b)                                   11,170         11,170
  RB (The Contemporary Jewish Museum)
  Series 2006
  4.25%, 10/01/08 (a)(b)                                   14,200         14,200
  RB (The J. Paul Getty Trust)
  Series 2004B
  3.95%, 10/01/08 (a)                                       2,755          2,755
  RB (The RAND Corp) Series 2008A
  7.30%, 10/01/08 (a)(b)                                    5,500          5,500
  Refunding RB (The J. Paul Getty Trust)
  Series 2007A1
  1.70%, 04/01/09                                          14,000         14,000
  Refunding RB (The J. Paul Getty Trust)
  Series 2007A3
  1.70%, 04/01/09                                          12,100         12,100
CALIFORNIA MUNICIPAL FINANCE AUTH
  RB (Republic Services Inc) Series 2008A
  7.25%, 10/02/08 (a)(b)                                   31,000         31,000
  Solid Waste Disposal RB (Waste
  Management Inc) Series 2008A
  7.25%, 10/02/08 (a)(b)                                    8,900          8,900
CALIFORNIA POLLUTION CONTROL FINANCING
  AUTH
  Refunding RB (Pacific Gas & Electric)
  Series 1996E
  3.90%, 10/01/08 (a)(b)                                    4,400          4,400
  RB (Garaventa Enterprises Inc)
  Series 2008A
  8.50%, 10/01/08 (a)(b)                                   17,150         17,150
  Refunding RB (BP West Coast Products)
  Series 2008
  3.45%, 10/01/08 (a)                                      16,600         16,600
  Refunding RB (Pacific Gas & Electric
  Company) Series 1997B
  4.50%, 10/01/08 (a)(b)                                      810            810
  Resource Recovery RB (Sanger)
  Series 1990A
  7.90%, 10/01/08 (a)(b)                                   19,200         19,200
  Resource Recovery RB (Wadham Energy)
  Series 1987B
  8.00%, 10/01/08 (a)(b)                                    1,000          1,000
  Solid Waste Disposal RB (Ag
  Resources III) Series 2004
  8.50%, 10/01/08 (a)(b)                                    5,570          5,570
  Solid Waste Disposal RB (Agrifab)
  Series 2003
  8.50%, 10/01/08 (a)(b)                                    5,800          5,800
  Solid Waste Disposal RB (Alameda
  Cnty Industries) Series 2000A
  8.50%, 10/01/08 (a)(b)                                    2,110          2,110
  Solid Waste Disposal RB (Athens
  Disposal Co) Series 1995A
  8.50%, 10/01/08 (a)(b)                                    7,500          7,500
  Solid Waste Disposal RB (Athens
  Disposal Co) Series 1999A
  8.50%, 10/01/08 (a)(b)                                    3,685          3,685
  Solid Waste Disposal RB (Athens
  Services) Series 2001A
  8.50%, 10/01/08 (a)(b)                                    2,895          2,895
  Solid Waste Disposal RB (Athens
  Services) Series 2006A
  8.50%, 10/01/08 (a)(b)                                   20,565         20,565
  Solid Waste Disposal RB (Atlas Disposal
  Industries) Series 1999A
  8.50%, 10/01/08 (a)(b)                                    5,400          5,400
  Solid Waste Disposal RB (AVI-PGS)
  Series 2008A
  8.50%, 10/01/08 (a)(b)                                    5,630          5,630
  Solid Waste Disposal RB (BLT
  Enterprises of Fremont) Series 2005A
  8.55%, 10/01/08 (a)(b)                                   14,275         14,275

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  Solid Waste Disposal RB (BLT Enterprises
  of Sacramento) Series 1999A
  8.50%, 10/01/08 (a)(b)                                    6,995          6,995
  Solid Waste Disposal RB (Blue Line
  Transfer) Series 1999A
  8.50%, 10/01/08 (a)(b)                                    3,455          3,455
  Solid Waste Disposal RB (Blue Line
  Transfer) Series 2001A
  8.50%, 10/01/08 (a)(b)                                    3,175          3,175
  Solid Waste Disposal RB
  (Browning-Ferris Industries of California)
  Series 1997A
  7.75%, 10/01/08 (a)(b)                                   15,400         15,400
  Solid Waste Disposal RB (Burrtec Waste
  & Recycling Services LLC) Series 2006A
  8.48%, 10/01/08 (a)(b)                                   17,845         17,845
  Solid Waste Disposal RB (Burrtec Waste
  Group) Series 2004
  8.48%, 10/01/08 (a)(b)                                    9,920          9,920
  Solid Waste Disposal RB (Burrtec Waste
  Group) Series 2006A
  8.48%, 10/01/08 (a)(b)                                   18,445         18,445
  Solid Waste Disposal RB (Burrtec Waste
  Industries Inc) Series 1997B
  8.48%, 10/01/08 (a)(b)                                    4,600          4,600
  Solid Waste Disposal RB (Burrtec Waste
  Industries Inc) Series 2000A
  8.48%, 10/01/08 (a)(b)                                    4,705          4,705
  Solid Waste Disposal RB (Burrtec Waste
  Industries Inc) Series 2002A
  8.48%, 10/01/08 (a)(b)                                    9,900          9,900
  Solid Waste Disposal RB (California
  Waste Solutions) Series 2002A
  8.50%, 10/01/08 (a)(b)                                    8,145          8,145
  Solid Waste Disposal RB (California
  Waste Solutions) Series 2004A
  8.50%, 10/01/08 (a)(b)                                    4,940          4,940
  Solid Waste Disposal RB (California
  Waste Solutions) Series 2007A
  8.50%, 10/01/08 (a)(b)                                   25,905         25,905
  Solid Waste Disposal RB (Cedar Avenue
  Recycling & Transfer Station)
  Series 2003A
  8.50%, 10/01/08 (a)(b)                                    2,500          2,500
  Solid Waste Disposal RB (Contra Costa
  Waste Service) Series 1995A
  8.50%, 10/01/08 (a)(b)                                    2,425          2,425
  Solid Waste Disposal RB (CR&R Inc)
  Series 1995A
  8.53%, 10/01/08 (a)(b)                                    3,160          3,160
  Solid Waste Disposal RB (CR&R Inc)
  Series 2000A
  8.53%, 10/01/08 (a)(b)                                    2,610          2,610
  Solid Waste Disposal RB (CR&R Inc)
  Series 2002A
  8.53%, 10/01/08 (a)(b)                                    3,400          3,400
  Solid Waste Disposal RB (CR&R Inc)
  Series 2006A
  8.53%, 10/01/08 (a)(b)                                    7,840          7,840
  Solid Waste Disposal RB (CR&R Inc)
  Series 2007A
  8.53%, 10/01/08 (a)(b)                                   10,305         10,305
  Solid Waste Disposal RB (Desert
  Properties LLC) Series 2006B
  8.53%, 10/01/08 (a)(b)                                    2,245          2,245
  Solid Waste Disposal RB (EDCO
  Disposal Corp) Series 1996A
  8.48%, 10/01/08 (a)(b)                                    8,345          8,345
  Solid Waste Disposal RB (EDCO
  Disposal Corp) Series 2004A
  8.48%, 10/01/08 (a)(b)                                   18,940         18,940
  Solid Waste Disposal RB (EDCO
  Disposal Corp) Series 2007A
  8.48%, 10/01/08 (a)(b)                                   15,980         15,980
  Solid Waste Disposal RB (Escondido
  Disposal/Jemco Equipment Corp)
  Series 1998A
  8.48%, 10/01/08 (a)(b)                                    7,600          7,600
  Solid Waste Disposal RB (Garaventa
  Enterprises, Inc) Series 2006A
  8.50%, 10/01/08 (a)(b)                                    8,970          8,970
  Solid Waste Disposal RB (Garden City
  Sanitation, Inc) Series 2007A
  8.55%, 10/01/08 (a)(b)                                    7,355          7,355
  Solid Waste Disposal RB (Greenteam of
  San Jose) Series 1997A
  8.47%, 10/01/08 (a)(b)                                      640            640
  Solid Waste Disposal RB (Greenteam of
  San Jose) Series 2001A
  8.47%, 10/01/08 (a)(b)                                    6,380          6,380
  Solid Waste Disposal RB (Greenwaste of
  Tehama) Series 1999A
  8.47%, 10/01/08 (a)(b)                                      580            580
  Solid Waste Disposal RB (GreenWaste
  Recovery, Inc) Series 2006A
  8.55%, 10/01/08 (a)(b)                                    2,540          2,540
  Solid Waste Disposal RB (GreenWaste
  Recovery, Inc) Series 2007A
  8.55%, 10/01/08 (a)(b)                                    9,665          9,665
  Solid Waste Disposal RB (Madera
  Disposal Systems Inc) Series 1998A
  8.47%, 10/01/08 (a)(b)                                    1,800          1,800
  Solid Waste Disposal RB (MarBorg
  Industries) Series 2000A
  8.50%, 10/01/08 (a)(b)                                    3,045          3,045
  Solid Waste Disposal RB (MarBorg
  Industries) Series 2002
  8.50%, 10/01/08 (a)(b)                                    3,710          3,710
  Solid Waste Disposal RB (MarBorg
  Industries) Series 2004A
  8.55%, 10/01/08 (a)(b)                                    4,945          4,945
  Solid Waste Disposal RB (Marin Sanitary
  Service) Series 2006A
  8.55%, 10/01/08 (a)(b)                                    3,610          3,610
  Solid Waste Disposal RB (Mid-Valley
  Disposal) Series 2006A
  8.55%, 10/01/08 (a)(b)                                    3,560          3,560

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  Solid Waste Disposal RB (Mill Valley
  Refuse Service Inc) Series 2003A
  8.50%, 10/01/08 (a)(b)                                    1,935          1,935
  Solid Waste Disposal RB (Mottra Corp)
  Series 2002A
  8.55%, 10/01/08 (a)(b)                                    1,610          1,610
  Solid Waste Disposal RB (Napa Recycling
  & Waste Services) Series 2005A
  8.55%, 10/01/08 (a)(b)                                    4,220          4,220
  Solid Waste Disposal RB (Northern
  Recycling & Waste Services LLC)
  Series 2007A
  8.55%, 10/01/08 (a)(b)                                    3,390          3,390
  Solid Waste Disposal RB (Orange Ave
  Disposal Co) Series 2002A
  8.50%, 10/01/08 (a)(b)                                    5,610          5,610
  Solid Waste Disposal RB (Placer Cnty
  Eastern Regional Sanitary Landfill Inc)
  Series 2003A
  8.50%, 10/01/08 (a)(b)                                    4,175          4,175
  Solid Waste Disposal RB (Rainbow
  Disposal Company Inc) Series 2006A
  8.55%, 10/01/08 (a)(b)                                    8,910          8,910
  Solid Waste Disposal RB (Ratto Group of
  Companies) Series 2001A
  8.50%, 10/01/08 (a)(b)                                    2,910          2,910
  8.55%, 10/01/08 (a)(b)                                   27,600         27,600
  Solid Waste Disposal RB (Republic
  Services Inc) Series 2003
  7.25%, 10/02/08 (a)(b)                                   30,000         30,000
  Solid Waste Disposal RB (Republic
  Services Inc) Series 2006
  7.25%, 10/02/08 (a)(b)                                   30,000         30,000
  Solid Waste Disposal RB (Sanco
  Services) Series 2002A
  8.48%, 10/01/08 (a)(b)                                    5,360          5,360
  Solid Waste Disposal RB (Santa Clara
  Valley Industries) Series 1998A
  8.55%, 10/01/08 (a)(b)                                    1,530          1,530
  Solid Waste Disposal RB (Solag Disposal)
  Series 1997A
  8.53%, 10/01/08 (a)(b)                                    2,135          2,135
  Solid Waste Disposal RB (South Tahoe
  Refuse Co) Series 2008A
  8.55%, 10/02/08 (a)(b)                                    5,540          5,540
  Solid Waste Disposal RB (Specialty Solid
  Waste & Recycling) Series 2001A
  8.55%, 10/01/08 (a)(b)                                      100            100
  Solid Waste Disposal RB (Talco Plastics)
  Series 1997A
  8.25%, 10/01/08 (a)(b)                                    2,825          2,825
  Solid Waste Disposal RB (Valley Vista
  Services) Series 2003A
  8.55%, 10/01/08 (a)(b)                                    3,045          3,045
  Solid Waste Disposal RB (Valley Vista
  Services) Series 2007A
  8.55%, 10/01/08 (a)(b)                                    2,920          2,920
  Solid Waste Disposal RB (West Valley
  MRF) Series 1997A
  8.55%, 10/01/08 (a)(b)                                    1,685          1,685
  Solid Waste Disposal RB (Zanker Road
  Landfill) Series 1999C
  8.55%, 10/01/08 (a)(b)                                    3,535          3,535
CALIFORNIA PUBLIC WORKS BOARD
  Lease Refunding RB (Univ of California)
  Series 2007A
  3.95%, 10/02/08 (a)(b)(c)(d)                             23,624         23,624
  4.35%, 10/02/08 (a)(b)(c)(d)                              8,920          8,920
  Lease Refunding RB (Univ of California)
  Series 2007C
  4.39%, 10/02/08 (a)(b)(c)(d)                             11,245         11,245
CALIFORNIA RURAL HOME MORTGAGE
  FINANCING AUTH HOME BUYERS FUND
S/F Mortgage RB Series 2005A
  9.00%, 10/01/08 (a)(c)                                   12,095         12,095
CALIFORNIA SCHOOL CASH RESERVE
  PROGRAM AUTH
COP (2008-2009 TRANS) Series A
  1.65%, 07/06/09 (b)                                      52,000         52,528
CALIFORNIA STATE UNIV
  Systemwide RB Series 2007A
  4.57%, 10/02/08 (a)(b)(c)(d)                             24,750         24,750
  Systemwide RB Series 2008A
  4.82%, 10/02/08 (a)(b)(c)(d)                              4,045          4,045
  TECP Series A
  1.58%, 10/01/08 (b)                                       7,908          7,908
CALIFORNIA STATEWIDE COMMUNITIES
  DEVELOPMENT AUTH
  IDRB (Integrated Rolling Co)
  Series 1999A
  6.05%, 10/01/08 (a)(b)                                      100            100
  Insured RB (St. Joseph Health System)
  Series 2007D
  6.76%, 10/02/08 (a)(b)(c)(d)                             12,045         12,045
  Insured Refunding RB (Univ Retirement
  Community at Davis) Series 2003
  4.00%, 10/01/08 (a)(b)                                    8,745          8,745
  M/F Housing RB (Agave at Elk Grove
  Apts) Series 2003DD
  8.05%, 10/02/08 (a)(b)                                   15,100         15,100
  M/F Housing RB (Bay Vista at
  MeadowPark Apts) Series 2003NN1
  8.05%, 10/02/08 (a)(b)                                   14,600         14,600
  M/F Housing RB (Campus Pointe
  Apartments) Series 2008J
  8.02%, 10/02/08 (a)(b)                                    7,550          7,550
  M/F Housing RB (Creekside at
  MeadowPark Apts) Series 2002HH
  8.05%, 10/02/08 (a)(b)                                    9,695          9,695
  M/F Housing RB (Cypress Villa Apts)
  Series 2000F
  8.05%, 10/02/08 (a)(b)                                    4,725          4,725
  M/F Housing RB (Dublin Ranch Sr Apts)
  Series 2003OO
  7.89%, 10/02/08 (a)(b)                                   15,090         15,090

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  M/F Housing RB (Dublin Ranch Sr Apts)
  Series 2006G
  7.89%, 10/02/08 (a)(b)                                    5,010          5,010
  M/F Housing RB (Emerald Gardens Apts)
  Series 2000E
  8.05%, 10/02/08 (a)(b)                                    7,320          7,320
  M/F Housing RB (Fairway Family Apts)
  Series 2003PP
  8.05%, 10/02/08 (a)(b)                                   30,000         30,000
  M/F Housing RB (Fairway Family Apts)
  Series 2006H
  8.05%, 10/02/08 (a)(b)                                    7,000          7,000
  M/F Housing RB (Heritage Oaks Apts)
  Series 2004YY
  8.05%, 10/02/08 (a)(b)                                    6,900          6,900
  M/F Housing RB (Heritage Park Apts)
  Series 2008C
  8.05%, 10/02/08 (a)(b)                                    9,000          9,000
  M/F Housing RB (Kimberly Woods Apts)
  Series 1995B
  8.05%, 10/01/08 (a)(b)                                   13,400         13,400
  M/F Housing RB (Laurel Park Sr Apts)
  Series 2002H
  8.50%, 10/02/08 (a)(b)                                    5,500          5,500
  M/F Housing RB (Los Padres Apts)
  Series 2003E
  8.05%, 10/02/08 (a)(b)                                   10,750         10,750
  M/F Housing RB (Marlin Cove Apts)
  Series 2000V
  8.05%, 10/02/08 (a)(b)                                    6,000          6,000
  M/F Housing RB (Martin Luther Tower)
  Series 2005D
  8.05%, 10/02/08 (a)(b)                                    8,150          8,150
  M/F Housing RB (Oak Center Towers)
  Series 2005L
  8.05%, 10/02/08 (a)(b)                                    3,820          3,820
  M/F Housing RB (Oakmont of Concord)
  Series 2002Q
  8.05%, 10/02/08 (a)(b)                                   25,000         25,000
  M/F Housing RB (Park David Sr Apts)
  Series 1999D
  8.05%, 10/02/08 (a)(b)                                    8,220          8,220
  M/F Housing RB (Plaza Club Apts)
  Series 1997A
  8.00%, 10/02/08 (a)(b)                                   14,790         14,790
  M/F Housing RB (Rancho Santa Fe
  Village Apts) Series 2004EE
  7.91%, 10/02/08 (a)(b)                                   12,300         12,300
  M/F Housing RB (Sagewood At
  Stonebridge Estates) Series 2005CC
  8.05%, 10/02/08 (a)(b)                                    9,100          9,100
  M/F Housing RB (Sharps & Flats Apts)
  Series 2002X
  8.05%, 10/02/08 (a)(b)                                   14,000         14,000
  M/F Housing RB (The Belmont)
  Series 2005F
  8.05%, 10/02/08 (a)(b)                                   10,500         10,500
  M/F Housing RB (Valley Palms Apts)
  Series 2002C
  8.05%, 10/02/08 (a)(b)                                   12,000         12,000
  M/F Housing RB (Villas at Hamilton Apts)
  Series 2001HH
  8.05%, 10/02/08 (a)(b)                                   11,440         11,440
  M/F Housing RB (Wilshire Court Apts)
  Series 2004AAA
  8.05%, 10/02/08 (a)(b)                                   15,000         15,000
  M/F Housing RB (Woodsong Apts)
  Series 1997B
  7.50%, 10/02/08 (a)(b)                                    3,127          3,127
  M/F Housing RB (Wyndover Apts)
  Series 2004LL
  8.05%, 10/02/08 (a)(b)                                   17,450         17,450
  M/F Housing Refunding RB (Arbor Ridge
  Apartments) Series 2008B
  8.07%, 10/02/08 (a)(b)                                    9,500          9,500
  M/F Housing Refunding RB (Brandon
  Place Apts) Series 2006D
  8.05%, 10/02/08 (a)(b)                                    6,070          6,070
  M/F Housing Refunding RB (Crystal View
  Apts) Series 2004A
  8.05%, 10/02/08 (a)(b)                                    7,075          7,075
  M/F Housing Refunding RB (Irvine
  Apartment Communities)
  Series 2008C2 & 2008C3
  7.96%, 10/02/08 (a)(b)(c)(d)                             20,000         20,000
  RB (Elder Care Alliance) Series 2000
  8.00%, 10/01/08 (a)(b)                                   12,560         12,560
  RB (John Muir Health) Series 2008B
  6.25%, 10/02/08 (a)(b)                                   15,000         15,000
  RB (John Muir Health) Series 2008C
  4.50%, 10/01/08 (a)(b)                                    6,200          6,200
  RB (Kaiser Permanente) Series 2002B
  7.69%, 10/01/08 (a)                                      67,115         67,115
  RB (Kaiser Permanente) Series 2003A
  7.69%, 10/01/08 (a)                                      30,300         30,300
  RB (Kaiser Permanente) Series 2004K
  1.53%, 10/08/08                                          30,000         30,000
  1.45%, 11/06/08                                          14,000         14,000
  1.46%, 11/06/08                                          11,000         11,000
  1.55%, 12/05/08                                          14,000         14,000
  RB (Kaiser Permanente) Series 2004M
  7.69%, 10/01/08 (a)                                      14,700         14,700
  RB (Kaiser Permanente) Series 2006B
  4.57%, 10/02/08 (a)(b)(c)(d)                              5,390          5,390
  RB (Kaiser Permanente) Series 2006D
  1.46%, 11/06/08                                          20,000         20,000
  1.55%, 12/05/08                                          21,500         21,500
  RB (Kaiser Permanente) Series 2007B
  3.04%, 10/02/08 (a)(b)(c)(d)                             12,775         12,775
  RB (Kaiser Permanente) Series 2008A
  7.68%, 10/01/08 (a)                                      18,000         18,000
  RB (Painted Turtle) Series 2003
  8.00%, 10/02/08 (a)(b)                                   10,000         10,000
  RB (Rady Children's Hospital-San Diego)
  Series 2008A
  7.10%, 10/02/08 (a)(b)                                    8,100          8,100

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  RB (Redlands Community Hospital)
  Series 2005B
  7.00%, 10/02/08 (a)(b)                                   27,000         27,000
  RB (Sea Crest School) Series 2008
  8.17%, 10/02/08 (a)(b)                                    4,500          4,500
  RB (Sutter Health) Series 2003A
  4.70%, 10/02/08 (a)(b)(c)(d)                             14,850         14,850
  6.49%, 10/02/08 (a)(b)(c)(d)                             10,645         10,645
  RB (Sutter Health) Series 2003B
  4.70%, 10/02/08 (a)(b)(c)(d)                             47,430         47,430
  RB (Sutter Health) Series 2005C
  4.58%, 10/02/08 (a)(b)(c)(d)                              3,430          3,430
  RB (Univ Retirement Community at Davis)
  Series 2008
  4.00%, 10/01/08 (a)(b)                                    3,600          3,600
  Refunding RB (Gemological Institute)
  8.26%, 10/02/08 (a)                                         100            100
  Refunding RB (Los Angeles Cnty
  Museum of Art) Series 2008A
  7.62%, 10/01/08 (a)(b)                                    5,000          5,000
  Refunding RB (Los Angeles Cnty
  Museum of Art) Series 2008B
  7.62%, 10/01/08 (a)(b)                                    5,000          5,000
  Refunding RB (Los Angeles Cnty
  Museum of Art) Series 2008C
  8.25%, 10/01/08 (a)(b)                                   15,000         15,000
  Refunding RB (St. Joseph Health
  System) Series 2008B
  6.25%, 10/02/08 (a)                                      43,000         43,000
  TRAN Program Note Participations
  (Certain Local Agencies) Series 2008A1
  1.80%, 06/30/09 (b)                                     132,000        133,159
  TRAN Program Note Participations
  (Fresno) Series 2008A2
  1.64%, 06/30/09                                          25,605         25,860
  TRAN Program Note Participations
  (Riverside) Series 2008A3
  1.64%, 06/30/09                                          53,000         53,528
  TRAN Program Note Participations
  (San Bernardino) Series 2008A4
  1.64%, 06/30/09                                          20,000         20,199
CARLSBAD
M/F Housing Refunding RB
  (Santa Fe Ranch Apts) Series
  1993A
  7.90%, 10/02/08 (a)(b)                                   14,500         14,500
CASTAIC LAKE WATER AGENCY
Refunding Revenue COP Series
  2008A
  7.64%, 10/01/08 (a)(b)                                    4,575          4,575
CENTRAL BASIN MUNICIPAL WATER DISTRICT
Refunding Revenue COP (2007
  Project)
  Series 2008B
  7.62%, 10/01/08 (a)(b)                                    3,340          3,340
COAST COMMUNITY COLLEGE DISTRICT
  GO Bonds (Election of 2002)
  Series 2006B
  4.05%, 10/02/08 (a)(b)(c)(d)                              3,455          3,455
  GO Bonds (Election of 2002)
  Series 2006C
  4.94%, 10/02/08 (a)(b)(c)(d)                              4,865          4,865
CONTRA COSTA CNTY
  M/F Housing RB (Avalon Walnut Creek
  at Contra Costa Centre) Series 2006A
  7.89%, 10/02/08 (a)(b)                                   25,000         25,000
  M/F Housing Refunding RB (The Park
  Regency) Series 2003F
  7.80%, 10/02/08 (a)(b)                                   15,800         15,800
  M/F Mortgage RB (El Cerrito Royale)
  Series 1987A
  7.25%, 10/02/08 (a)(b)                                    2,480          2,480
  TRAN Series A
  3.28%, 12/05/08                                         115,000        115,144
CONTRA COSTA COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2002)
  Series 2004
  6.17%, 10/02/08 (a)(b)(c)(d)                              5,200          5,200
CONTRA COSTA WATER DISTRICT
Water Refunding RB Series K
  4.60%, 10/02/08 (a)(b)(c)(d)                              2,725          2,725
DESERT COMMUNITY COLLEGE DISTRICT
  GO Bonds (Election of 2004)
  Series 2007B
  4.63%, 10/02/08 (a)(b)(c)(d)                              7,835          7,835
  GO Bonds (Election of 2004)
  Series 2007C
  4.75%, 10/02/08 (a)(b)(c)(d)                             17,000         17,000
  6.54%, 10/02/08 (a)(b)(c)(d)                              2,500          2,500
DIAMOND BAR PUBLIC FINANCING AUTH
Lease RB (Community/Sr Center)
  Series 2002A
  8.30%, 10/01/08 (a)(b)                                    3,780          3,780
EAST BAY MUNICIPAL UTILITY DISTRICT
  Wastewater System Subordinated RB
  Series 2007A
  4.76%, 10/02/08 (a)(b)(c)(d)                              6,600          6,600
  Wastewater System Subordinated
  Refunding RB Series 2008A
  8.00%, 10/02/08 (a)(c)                                   13,000         13,000
  Water System & Wastewater TECP
  1.50%, 10/07/08 (c)                                       4,000          4,000
  1.48%, 12/11/08 (c)                                      40,000         40,000
  1.52%, 02/05/09 (c)                                      40,200         40,200
  Water System Subordinated Refunding
  RB Series 2008A3
  8.00%, 10/01/08 (a)(c)                                    4,670          4,670
  Water System Subordinated RB
  Series 2005A
  3.99%, 10/02/08 (a)(b)(c)(d)                             11,375         11,375
  Water System Subordinated RB
  Series 2007A
  4.50%, 10/02/08 (a)(b)(c)(d)                             11,605         11,605
  4.70%, 10/02/08 (a)(b)(c)(d)                             66,000         66,000
  Water System Subordinated Refunding
  RB Series 2008C1
  7.60%, 10/01/08 (a)(c)                                   17,390         17,390

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  Water System Subordinated Refunding
  RB Series 2008C2
  8.00%, 10/01/08 (a)(c)                                    9,935          9,935
  Water System Subordinated Refunding
  RB Series 2008C4
  7.67%, 10/01/08 (a)(c)                                   20,940         20,940
  Water System Subordinated Refunding
  RB Series 2008C5
  8.50%, 10/01/08 (a)(c)                                   12,445         12,445
  Water System Subordinated Refunding
  RB Series 2008C6
  8.50%, 10/01/08 (a)(c)                                   31,710         31,710
EASTERN MUNICIPAL WATER DISTRICT
  Refunding Revenue COP Series 2008D
  7.64%, 10/01/08 (a)(c)                                    9,525          9,525
  Revenue COP Series 2008F
  7.67%, 10/01/08 (a)(c)                                   10,750         10,750
  Water & Sewer Revenue COP
  Series 2008B
  8.25%, 10/02/08 (a)(c)                                   10,600         10,600
EL CAJON REDEVELOPMENT AGENCY
M/F Housing RB (Park-Mollison &
  Madison Apts) Series 1998
  7.98%, 10/02/08 (a)(b)                                    4,700          4,700
EL CAMINO HOSPITAL DISTRICT
  GO Bonds Series 2006
  4.00%, 10/02/08 (a)(b)(c)(d)                              2,995          2,995
  4.67%, 10/02/08 (a)(b)(c)(d)                              8,035          8,035
ELK GROVE FINANCE AUTH
Special Tax RB Series 2005
  4.03%, 10/02/08 (a)(b)(c)(d)                              2,020          2,020
ELK GROVE USD
Community Facilities District No.1
  Special Tax Bonds (Election of
  1998)
  Series 2005
  4.27%, 10/02/08 (a)(b)(c)(d)                             16,970         16,970
ELSINORE VALLEY MUNI WATER DISTRICT
COP Series 2007A
  3.62%, 10/02/08 (b)(c)(d)                                12,975         12,975
EMERYVILLE REDEVELOPMENT AGENCY
M/F Housing RB (Bay St Apts)
  Series 2002A
  7.96%, 10/02/08 (a)(b)                                   87,715         87,715
ESCONDIDO
M/F Housing RB (Via Roble Apts)
  Series
  2003A
  8.05%, 10/02/08 (a)(b)                                    6,900          6,900
FONTANA USD
GO Bonds (Election of 2006)
 Series B
  6.42%, 10/02/08 (a)(b)(c)(d)                              5,000          5,000
FOOTHILL-DEANZA COMMUNITY COLLEGE
  DISTRICT
  GO Bonds (Election of 1999) Series C
  4.91%, 10/02/08 (a)(b)(c)(d)                             20,460         20,460
  GO Bonds (Election of 1999) Series B
  4.03%, 10/02/08 (a)(b)(c)(d)                             12,040         12,040
  GO Bonds (Election of 2006) Series A
  4.03%, 10/02/08 (a)(b)(c)(d)                              7,597          7,597
FRESNO IDA
IDRB (Keiser Corp) Series 1997
  8.25%, 10/01/08 (a)(b)                                    1,065          1,065
GLENDALE
Water RB Series 2008
  4.05%, 10/02/08 (a)(b)(c)(d)                              2,945          2,945
GOLDEN STATE TOBACCO SECURITIZATION
  CORP
  Enhanced Tobacco Settlement Asset
  Backed Bonds Series 2005A
  4.03%, 10/02/08 (a)(b)(c)(d)                              6,265          6,265
  4.67%, 10/02/08 (a)(b)(c)(d)                             33,940         33,940
  4.71%, 10/02/08 (a)(b)(c)(d)                             19,805         19,805
  4.75%, 10/02/08 (a)(b)(c)(d)                             40,000         40,000
  4.95%, 10/02/08 (a)(b)(c)(d)                             10,610         10,610
  4.96%, 10/02/08 (a)(b)(c)(d)                             61,965         61,965
  5.02%, 10/02/08 (a)(b)(c)(d)                              5,075          5,075
GOLDEN VALLEY USD
GO Bonds (Election of 1999)
  Series D
  4.98%, 10/02/08 (a)(b)(c)(d)                              8,447          8,447
GOLDEN WEST SCHOOLS FINANCING AUTH
GO RB (Beverly Hills USD) Series
  2005
  4.14%, 10/02/08 (a)(b)(c)(d)                             17,570         17,570
HAYWARD
  M/F Housing RB (Lord Tennyson Apts)
  Series 2005A
  7.89%, 10/02/08 (a)(b)                                   13,915         13,915
  M/F Housing RB (Shorewood Apts)
  Series 1984A
  8.00%, 10/02/08 (a)(b)                                   10,900         10,900
HAYWARD HOUSING AUTH
M/F Mortgage Refunding RB
  (Huntwood Terrace Apts) Series
  1993A
  7.69%, 10/01/08 (a)(b)                                    4,955          4,955
HERCULES PUBLIC FINANCING AUTH
Lease RB Series 2003A
  8.00%, 10/02/08 (a)(b)                                    6,755          6,755
HUNTINGTON BEACH
M/F Housing RB (Five Points Srs)
  Series 1991A
  8.00%, 10/02/08 (a)(b)                                    9,500          9,500
HUNTINGTON PARK REDEVELOPMENT
  AGENCY
M/F Housing RB (Casa Rita Apts)
  Series 1994A
  7.98%, 10/02/08 (a)(b)                                    4,600          4,600
INGLEWOOD USD
GO Bonds (1998 Election) Series
  2006D
  4.65%, 10/02/08 (a)(b)(c)(d)                              9,995          9,995
IRVINE
Lease RB (Capital Improvement)
  Series 1985
  7.73%, 10/02/08 (a)(b)                                    1,575          1,575

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
IRVINE ASSESSMENT DISTRICT
  Limited Obligation Improvement Bonds
  (Assessment District No. 04-20) Series A
  4.75%, 10/01/08 (a)(b)                                    1,390          1,390
  Limited Obligation Improvement Bonds
  (Assessment District No. 05-21) Series A
  4.25%, 10/01/08 (a)(b)                                    1,690          1,690
  Limited Obligation Improvement Bonds
  (Assessment District No. 87-8) Series 1999
  4.75%, 10/01/08 (a)(b)                                      600            600
  Limited Obligation Improvement Bonds
  (Assessment District No.03-19) Series B
  4.25%, 10/01/08 (a)(b)                                    2,940          2,940
IRVINE RANCH WATER DISTRICT
1986 Capital Improvement Project
  3.50%, 10/01/08 (a)(b)                                   18,900         18,900
IRWINDALE COMMUNITY REDEVELOPMENT
  AGENCY
Tax Allocation Refunding Parity
  Bonds (City Industrial
  Development) Series 2006
  4.53%, 10/02/08 (a)(b)(c)(d)                             20,185         20,185
KERN CNTY
2008-09 TRAN
  1.60%, 06/30/09                                          47,000         47,483
KERN COMMUNITY COLLEGE SAFETY,
  REPAIR & IMPROVEMENT DISTRICT
GO Bonds (Election of 2002)
  Series 2006
  4.73%, 10/02/08 (a)(b)(c)(d)                             17,130         17,130
LONG BEACH
  Harbor Refunding RB Series 1998A
  4.48%, 10/02/08 (a)(b)(c)(d)                              6,570          6,570
  Refunding RB Series 1998A
  4.30%, 10/02/08 (a)(b)(c)(d)                              5,615          5,615
LONG BEACH COMMUNITY COLLEGE
  DISTRICT
GO Bonds (2008 Election) Series
  2008A
  4.10%, 10/02/08 (a)(b)(c)(d)                              8,075          8,075
LONG BEACH HARBOR
Harbor TECP Series A
  1.57%, 11/05/08 (c)                                      31,400         31,400
LOS ANGELES
  2008 TRAN
  1.54%, 06/30/09                                          93,000         93,991
  GO Bonds Series 2005A
  4.94%, 10/02/08 (a)(b)(c)(d)                              4,601          4,601
  GO Refunding Bonds Series 1998A
  10.41%, 10/02/08 (a)(b)(c)(d)                             4,150          4,150
  M/F Housing RB (Beverly Park Apts)
  Series 1988A
  8.05%, 10/02/08 (a)(b)                                   15,500         15,500
  M/F Housing RB (Fountain Park Phase II)
  Series 2000B
  7.85%, 10/02/08 (a)(b)                                   32,615         32,615
  M/F Housing RB (Fountain Park)
  Series 1999P
  7.95%, 10/02/08 (a)(b)                                    9,800          9,800
  M/F Housing RB Series 1985K
  7.30%, 10/07/08 (a)(b)                                      752            752
  M/F Housing Refunding RB (Tri-City)
  Series 2001I
  7.60%, 10/02/08 (a)(b)                                    1,800          1,800
  Wastewater System Refunding RB
  Series 2002A
  4.09%, 10/02/08 (a)(b)(c)(d)                              7,765          7,765
  4.69%, 10/02/08 (a)(b)(c)(d)                             16,445         16,445
  Wastewater System Refunding RB
  Series 2005A
  4.41%, 10/02/08 (a)(b)(c)(d)                              5,730          5,730
  Wastewater System Subordinate
  Refunding RB Series 2008B
  7.75%, 10/02/08 (a)(b)                                   12,200         12,200
  Wastewater System Subordinate
  Refunding RB Series 2008C
  6.50%, 10/02/08 (a)(b)                                    2,500          2,500
  Wastewater System Subordinate
  Refunding RB Series 2008D
  7.75%, 10/02/08 (a)(b)                                    4,000          4,000
  Wastewater System Subordinate
  Refunding RB Series 2008F2
  7.05%, 10/02/08 (a)(b)                                    5,000          5,000
LOS ANGELES CNTY
  2008-09 TRAN Series A
  1.55%, 06/30/09                                          40,575         40,650
  1.58%, 06/30/09                                          45,000         45,840
LOS ANGELES CNTY METROPOLITAN
  TRANSPORTATION AUTH
  Proposition C Sales Tax RB Second Sr
  Bonds Series 2004A
  4.55%, 10/02/08 (a)(b)(c)(d)                             18,825         18,825
  Second Subordinate Sales Tax Revenue
  CP Series A
  1.40%, 10/09/08 (b)                                       7,000          7,000
  1.45%, 11/13/08 (b)                                       4,500          4,500
  1.50%, 12/02/08 (b)                                      36,650         36,650
LOS ANGELES CNTY SANITATION DISTRICTS
  FINANCING AUTH
Capital Projects RB Series 2005B
  8.68%, 10/02/08 (a)(b)(c)(d)                             15,670         15,670
LOS ANGELES COMMUNITY COLLEGE
  DISTRICT
  GO Bonds (2001 Election) Series 2007A
  4.39%, 10/02/08 (a)(b)(c)(d)                              9,830          9,830
  6.37%, 10/02/08 (a)(b)(c)(d)                              3,500          3,500
  GO Bonds (2003 Election) Series 2006E
  5.98%, 10/02/08 (a)(b)(c)(d)                              5,385          5,385
LOS ANGELES COMMUNITY
  REDEVELOPMENT AGENCY
  M/F Housing RB (Wilshire Station Apts)
  Series 2003A
  5.40%, 10/01/08 (a)(b)                                    9,000          9,000
  M/F Housing Refunding RB (Promenade
  Towers) Series 2000
  7.05%, 10/02/08 (a)(b)                                    2,375          2,375

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
LOS ANGELES DEPARTMENT OF AIRPORTS
  Airport Sr RB Series 2008A
  4.07%, 10/02/08 (a)(c)(d)                                12,365         12,365
  4.07%, 10/02/08 (a)(c)(d)                                 5,525          5,525
  5.34%, 10/02/08 (a)(c)(d)                                24,710         24,710
LOS ANGELES DEPARTMENT OF WATER &
  POWER
  Power Supply RB Series 2005A1
  4.68%, 10/02/08 (a)(b)(c)(d)                              6,000          6,000
  Power System RB Series 2007A
  4.22%, 10/02/08 (a)(b)(c)(d)                              2,695          2,695
  Power System RB Series 2001A1
  6.56%, 10/02/08 (a)(b)(c)(d)                             15,000         15,000
  8.43%, 10/02/08 (a)(b)(c)(d)                             24,750         24,750
  Power System RB Series 2001B3
  3.75%, 10/01/08 (a)(c)                                    3,500          3,500
  Power System RB Series 2005A1
  4.20%, 10/02/08 (a)(b)(c)(d)                              8,115          8,115
  Power System RB Series 2005A2
  5.56%, 10/02/08 (a)(b)(c)(d)                             19,500         19,500
  Power System Revenue CP Notes
  1.63%, 10/06/08 (c)                                      25,000         25,000
  1.60%, 12/04/08 (c)                                      47,500         47,500
  Water System RB Series 2001A
  4.72%, 10/02/08 (a)(b)(c)(d)                             14,600         14,600
  6.00%, 10/02/08 (a)(b)(c)(d)                             13,555         13,555
  Water System RB Series 2006A1
  4.76%, 10/02/08 (a)(b)(c)(d)                             25,000         25,000
LOS ANGELES HARBOR
  RB Series 2006D
  4.06%, 10/02/08 (a)(b)(c)(d)                              7,390          7,390
  Refunding RB Series 2006B
  4.24%, 10/02/08 (a)(b)(c)(d)                             13,620         13,620
LOS ANGELES MUNICIPAL IMPROVEMENT
  CORP
  Lease Revenue TECP Series A1
  1.50%, 10/07/08 (b)                                      10,000         10,000
  5.00%, 10/08/08 (b)                                      15,000         15,000
  1.60%, 12/09/08 (b)                                         200            200
LOS ANGELES USD
  GO Bonds (Election of 2002)
  Series 2003A
  4.47%, 10/02/08 (a)(b)(c)(d)                             24,365         24,365
  GO Bonds (Election of 2002)
  Series 2005C&E
  4.75%, 10/02/08 (a)(b)(c)(d)                             17,690         17,690
  GO Bonds (Election of 2002)
  Series 2007B
  4.21%, 10/02/08 (a)(b)(c)(d)                             12,050         12,050
  GO Bonds (Election of 2004)
  Series 2004H
  4.57%, 10/02/08 (a)(b)(c)(d)                             24,750         24,750
  GO Bonds (Election of 2004)
  Series 2006F
  1.87%, 10/02/08 (b)(c)(d)                                26,110         26,110
  GO Bonds (Election of 2004)
  Series 2007H
  4.57%, 10/02/08 (a)(b)(c)(d)                             17,700         17,700
  4.76%, 10/02/08 (a)(b)(c)(d)                             13,200         13,200
  GO Refunding Bonds Series 2007A1
  4.33%, 10/02/08 (a)(b)(c)(d)                             11,695         11,695
  4.75%, 10/02/08 (a)(b)(c)(d)                              9,380          9,380
  6.22%, 10/02/08 (a)(b)(c)(d)                             13,000         13,000
  6.28%, 10/02/08 (a)(b)(c)(d)                             20,600         20,600
  6.52%, 10/02/08 (a)(b)(c)(d)                             11,400         11,400
  6.52%, 10/02/08 (a)(b)(c)(d)                              3,400          3,400
  GO Refunding Bonds Series 2007A2
  4.65%, 10/02/08 (a)(b)(c)(d)                             11,810         11,810
  Refunding COP (Administration Building)
  Series 2008A
  7.30%, 10/01/08 (a)(b)                                   46,170         46,170
  TRAN 2008-2009 Series A
  1.52%, 07/30/09                                          97,000         98,173
  TRAN 2007-2008 Series A
  4.00%, 12/29/08                                          48,000         48,093
MADERA CNTY
Lease RB (Madera Municipal Golf
  Course Refinancing) Series
  1993
  8.00%, 10/02/08 (a)(b)                                    2,715          2,715
MARTINEZ
M/F Housing Refunding RB
  (Muirwood Garden Apts) Series
  2003A
  8.00%, 10/01/08 (a)(b)                                    6,800          6,800
MODESTO
Water Refunding Revenue COP
  Series 2008A
  7.05%, 10/02/08 (a)(b)(c)                                27,485         27,485
MONTEREY PENINSULA COMMUNITY
  COLLEGE DIST.
GO Bonds (Election of 2002)
  Series C
  4.74%, 10/02/08 (a)(b)(c)(d)                                846            846
MORGAN HILL REDEVELOPMENT AGENCY
Tax Allocation Bonds (Oyo De
  Agua Redevelopment Area)
  Series 2008A
  7.75%, 10/02/08 (a)(b)                                   16,795         16,795
NAPA VALLEY COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2002)
  Series B
  4.03%, 10/02/08 (a)(b)(c)(d)                              4,665          4,665
NEWPORT BEACH
  Refunding RB (Hoag Memorial
  Presbyterian Hospital) Series 2008B
  1.80%, 06/16/09                                          20,000         20,000
  Refunding RB (Hoag Memorial
  Presbyterian Hospital) Series 2008C
  7.61%, 10/01/08 (a)                                      21,700         21,700
  Refunding RB (Hoag Memorial
  Presbyterian Hospital) Series 2008D
  7.65%, 10/01/08 (a)(b)                                   11,000         11,000
  Refunding RB (Hoag Memorial
  Presbyterian Hospital) Series 2008F
  7.65%, 10/01/08 (a)(b)                                    9,000          9,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
NEWPORT-MESA USD
GO Bonds (Election of 2005)
  Series 2007
  4.76%, 10/02/08 (a)(b)(c)(d)                             31,425         31,425
NORTHERN CALIFORNIA GAS AUTH
Gas Project RB Series 2007B
  2.62%, 10/02/08 (a)(b)(c)(d)                             64,315         64,315
NORWALK-LA MIRADA USD
COP (2006 School Facility Bridge
  Funding Program)
  8.45%, 10/02/08 (a)(b)(c)                                 4,100          4,100
OCEANSIDE
M/F Mortgage RB (Riverview
  Springs Apts) Series 1990A
  8.00%, 10/02/08 (a)(b)                                   13,770         13,770
OHLONE COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2002)
  Series B
  4.24%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
ORANGE CNTY
  2008-2009 Teeter Plan Notes
  2.72%, 06/30/09                                          28,000         28,053
  Apartment Development Refunding RB
  (Villas Aliento) Series 1998E
  7.05%, 10/02/08 (a)(b)                                    6,800          6,800
  COP (Florence Crittenton Services)
  Series 1990
  9.25%, 10/01/08 (a)(b)                                    3,900          3,900
  Teeter Plan Obligation CP Notes
  Series A
  1.52%, 12/04/08 (b)                                      21,000         21,000
ORANGE CNTY HOUSING AUTH
Apartment Development RB
  (Lantern Pines)
  Series 1985CC
  7.30%, 10/01/08 (a)(b)                                    1,010          1,010
ORANGE CNTY LOCAL TRANSPORTATION
  AUTH
  Sales Tax Revenue CP Notes
  1.52%, 02/05/09 (b)                                      11,000         11,000
  1.60%, 02/05/09 (b)                                       3,825          3,825
ORANGE CNTY SANITATION DISTRICT
  COP Series 2003
  8.23%, 10/02/08 (a)(b)(c)(d)                              2,133          2,133
  COP Series 2007B
  4.51%, 10/02/08 (a)(b)(c)(d)                              7,798          7,798
  4.56%, 10/02/08 (a)(b)(c)(d)                              6,990          6,990
  6.75%, 10/02/08 (a)(b)(c)(d)                             16,665         16,665
OXNARD FINANCING AUTH
  Lease RB (Civic Center Phase 2)
  Series 2006
  7.00%, 10/02/08 (a)(b)                                   11,765         11,765
  Lease RB Series 2003B
  7.00%, 10/02/08 (a)(b)                                    6,500          6,500
  Wastewater RB Series 2004B
  7.00%, 10/02/08 (a)(b)                                   11,975         11,975
  Water Revenue Project Bonds
  Series 2006
  1.90%, 10/02/08 (a)(b)(c)(d)                             20,715         20,715
PALM SPRINGS USD
GO Bonds (Election of 2004)
  Series A
  4.71%, 10/02/08 (a)(b)(c)(d)                             10,400         10,400
PALOMAR POMERADO HEALTH
  GO Bonds (Election of 2004)
  Series 2007A
  4.03%, 10/02/08 (a)(b)(c)(d)                             10,135         10,135
  4.10%, 10/02/08 (a)(b)(c)(d)                             11,630         11,630
  4.42%, 10/02/08 (a)(b)(c)(d)                             11,105         11,105
  6.48%, 10/02/08 (a)(b)(c)(d)                             20,895         20,895
PARAMOUNT USD
GO Bonds (Election of 2006)
  Series 2007
  5.25%, 10/02/08 (a)(b)(c)(d)                              4,415          4,415
PERALTA COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2006)
  Series 2007B
  4.66%, 10/02/08 (a)(b)(c)(d)                             12,800         12,800
PETALUMA COMMUNITY DEVELOPMENT
  COMMISSION
M/F Housing RB (Oakmont)
  Series 1996A
  8.40%, 10/02/08 (a)(b)                                    3,150          3,150
PINOLE REDEVELOPMENT AGENCY
M/F Housing RB (East Bluff Apts)
  Series 1998A
  8.20%, 10/02/08 (a)(b)                                    4,959          4,959
PLACER CNTY WATER AGENCY
Second Sr Water Revenue COP
  Series 2007
  4.77%, 10/02/08 (a)(b)(c)(d)                             12,555         12,555
PLEASANT VALLEY SD
GO Refunding Bonds Series
  2002A
  4.48%, 10/02/08 (a)(b)(c)(d)                              5,995          5,995
PLEASANTON
M/F Housing RB (Busch Sr
  Housing) Series 2003A
  8.05%, 10/02/08 (a)(b)                                    2,360          2,360
PORT OF OAKLAND
CP Series D
  1.60%, 11/13/08 (b)                                      21,495         21,495
POWAY USD
  GO Bonds (Election of 2002)
  Series 2006B
  4.43%, 10/02/08 (a)(b)(c)(d)                              7,100          7,100
  6.80%, 10/02/08 (a)(b)(c)(d)                              6,665          6,665
RANCHO WATER DISTRICT FINANCING
  AUTH
Refunding RB Series 2008B
  7.50%, 10/01/08 (a)(b)                                    4,500          4,500
REDONDO BEACH REDEVELOPMENT
  AGENCY
M/F Housing Refunding RB
  (Heritage Pointe Apts) Series
  2004A
  8.02%, 10/02/08 (a)(b)                                   10,890         10,890

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
REDWOOD CITY
COP (City Hall) Series 1998
  8.00%, 10/02/08 (a)(b)                                    4,385          4,385
RICHMOND
M/F Housing RB (Baycliff Apts)
  Series 2004A
  8.05%, 10/02/08 (a)(b)                                   28,800         28,800
RIVERSIDE
  Electric RB Issue 2008D
  4.52%, 10/02/08 (a)(b)(c)(d)                             10,630         10,630
  Electric RB Series 2008D
  8.03%, 10/02/08 (a)(b)(c)(d)                              2,575          2,575
  Refunding COP (Riverside Renaissance)
  Series 2008
  7.05%, 10/02/08 (a)(b)                                   19,500         19,500
  Refunding Electric RB Series 2008A
  7.30%, 10/01/08 (a)(b)                                    5,000          5,000
  Refunding Electric RB Series 2008C
  7.30%, 10/01/08 (a)(b)                                    5,000          5,000
RIVERSIDE CNTY
COP Type One Series B
  7.75%, 10/01/08 (a)(b)                                   12,310         12,310
RIVERSIDE CNTY HOUSING AUTH
M/F Housing RB (Victoria Springs
  Apts) Series 1989C
  8.00%, 10/02/08 (a)(b)                                    9,000          9,000
RIVERSIDE COMMUNITY COLLEGE DISTRICT
  GO Bonds (Election of 2004) Series 2007C
  6.40%, 10/02/08 (a)(b)(c)(d)                              5,940          5,940
  8.43%, 10/02/08 (a)(b)(c)(d)                              8,600          8,600
SACRAMENTO CNTY
  Airport System RB Series 2002A
  4.48%, 10/02/08 (a)(b)(c)(d)                             13,800         13,800
  Airport System Sr RB Series 2008B &
  Subordinate & Passenger Facilities
  Charge Refunding RB Series 2008E
  4.18%, 10/02/08 (a)(b)(c)(d)                             46,415         46,415
  COP (Animal Care/Youth Detention
  Facilities) Series 2007
  1.90%, 10/02/08 (b)(c)(d)                                21,290         21,290
  M/F Housing RB (Ashford Heights Apts)
  Series 2006H
  8.05%, 10/02/08 (a)(b)                                   21,850         21,850
  Special Facilities Airport RB (Cessna
  Aircraft Co) Series 1998
  8.15%, 10/02/08 (a)(b)                                    7,800          7,800
  TRAN Series 2008A
  1.50%, 08/07/09                                          25,000         25,262
SACRAMENTO CNTY HOUSING AUTH
  M/F Housing RB (Hastings Park Apts)
  Series 2004G
  8.05%, 10/02/08 (a)(b)                                   16,500         16,500
  M/F Housing RB (Logan Park
  Apartments) Series 2007E
  8.10%, 10/02/08 (a)(b)                                   24,000         24,000
  M/F Housing Refunding RB
  (Chesapeake Commons Apts)
  Series 2001C
  8.00%, 10/02/08 (a)(b)                                   32,500         32,500
SACRAMENTO CNTY SANITATION DISTRICT
  FINANCING AUTH
  RB (Cnty Sanitation District No. 1)
  Series 2005
  5.12%, 10/02/08 (a)(b)(c)(d)                              3,325          3,325
  RB (Sacramento Regional Sanitation
  District)  Series 2004A
  4.00%, 10/02/08 (a)(b)(c)(d)                              3,230          3,230
  Refunding RB (Sacramento Regional
  Sanitation District) Series 2007B
  2.49%, 10/02/08 (a)(b)(c)(d)                             30,000         30,000
  2.98%, 10/02/08 (a)(b)(c)(d)                              7,800          7,800
  Subordinate Lien Refunding RB
  (Sacramento Regional Sanitation
  District) Series 2008A
  4.25%, 10/01/08 (a)(b)                                   14,500         14,500
  Subordinate Lien Refunding RB
  (Sacramento Regional Sanitation
  District) Series 2008E
  7.70%, 10/01/08 (a)(b)                                    5,000          5,000
SACRAMENTO FINANCE AUTH
Refunding RB (Master Lease
  Program Facilities) Series
  2006E
  4.38%, 10/02/08 (a)(b)(c)(d)                             15,580         15,580
SACRAMENTO HOUSING AUTH
  M/F Housing RB (Atrium Court Apts)
  Series 2002G
  8.05%, 10/02/08 (a)(b)                                   17,200         17,200
  M/F Housing RB (Carlton Plaza of
  Sacramento Sr Apts) Series 2003E
  8.00%, 10/02/08 (a)(b)                                   14,000         14,000
  M/F Housing RB (Hurley Creek Sr Apts)
  Series 2006E
  8.05%, 10/02/08 (a)(b)                                   13,105         13,105
  M/F Housing RB (St Anton Building Apts)
  Series 2003I
  8.05%, 10/02/08 (a)(b)                                    8,000          8,000
  M/F Housing RB (Valencia Point Apts)
  Series 2006I
  8.05%, 10/02/08 (a)(b)                                    5,150          5,150
SACRAMENTO MUNICIPAL UTILITY DISTRICT
Electric Refunding RB Series
  2008U
  4.74%, 10/02/08 (a)(b)(c)(d)                             18,525         18,525
SACRAMENTO SUBURBAN WATER DISTRICT
  Refunding COP Series 2008A1
  7.67%, 10/01/08 (a)(b)                                    3,600          3,600
  Refunding COP Series 2008A2
  7.62%, 10/01/08 (a)(b)                                    3,100          3,100
SACRAMENTO USD
GO Bonds (Election of 1999)
  Series C
  5.13%, 10/02/08 (a)(b)(c)(d)                             14,485         14,485
SAN BERNARDINO COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2002)
  Series C
  6.38%, 10/02/08 (a)(b)(c)(d)                              7,735          7,735

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
SAN DIEGO CNTY & SDS POOL PROGRAM
TRAN Program Note
  Participations Series 2008B
  1.63%, 06/30/09                                          20,000         20,274
SAN DIEGO CNTY REGIONAL AIRPORT
  AUTH
  Airport Refunding RB Series 2005
  3.25%, 10/02/08 (a)(b)(c)(d)                              1,200          1,200
  Subordinate Airport Revenue CP Notes
  Series A & B
  1.70%, 11/06/08 (b)                                      22,254         22,254
  1.55%, 12/11/08 (b)                                       8,750          8,750
SAN DIEGO CNTY REGIONAL
  TRANSPORTATION COMMISSION
  Sales Tax RB (Limited Tax)
  Series 2008A
  7.75%, 10/02/08 (a)(c)                                   45,000         45,000
  Sales Tax RB (Limited Tax)
  Series 2008B
  7.25%, 10/02/08 (a)(c)                                   20,450         20,450
SAN DIEGO CNTY WATER AUTH
  COP Series 2004A
  6.18%, 10/02/08 (a)(b)(c)(d)                              8,710          8,710
  CP Series 1
  1.45%, 10/03/08 (c)                                      48,250         48,250
  CP Series 2
  1.50%, 10/07/08 (c)                                      50,000         50,000
  1.50%, 11/05/08 (c)                                      25,000         25,000
  Water Revenue COP Series 2008A
  4.78%, 10/02/08 (a)(b)(c)(d)                             16,935         16,935
  5.02%, 10/02/08 (a)(b)(c)(d)                             23,680         23,680
SAN DIEGO COMMUNITY COLLEGE
  DISTRICT
  GO Bonds (2006 Election) Series 2007
  4.42%, 10/02/08 (a)(b)(c)(d)                             14,085         14,085
  GO Bonds Series 2005
  4.38%, 10/02/08 (a)(b)(c)(d)                             17,495         17,495
SAN DIEGO HOUSING AUTH
  M/F Housing RB (Bay Vista Apartments)
  Series 2008A
  8.05%, 10/02/08 (a)(b)                                    4,800          4,800
  M/F Housing RB (Hillside Garden Apts)
  Series 2004B
  8.05%, 10/02/08 (a)(b)                                    9,000          9,000
  M/F Housing RB (Villa Nueva
  Apartments) Series 2007F
  8.05%, 10/02/08 (a)(b)                                   34,100         34,100
  M/F Mortgage Refunding RB (Creekside
  Villa Apts) Series 1999B
  8.00%, 10/02/08 (a)(b)                                    6,000          6,000
SAN DIEGO PUBLIC FACILITIES FINANCING
  AUTH
  Subordinated Sewer Revenue Notes
  Series 2007
  4.44%, 10/02/08 (a)(b)(c)(d)                            107,795        107,795
  Subordinated Water Revenue Notes
  Series 2008A
  5.25%, 10/02/08 (a)(b)(c)(d)                              9,385          9,385
SAN DIEGO USD
TRAN Series 2008-2009 A
   1.63%, 07/01/09                                         55,000         55,555
SAN FRANCISCO
  GO Bonds (Laguna Honda Hospital)
  Series 2005I
  6.01%, 10/02/08 (a)(b)(c)(d)                              4,340          4,340
  GO Refunding Bonds (Laguna Honda
  Hospital) Series 2008R3
  5.71%, 10/02/08 (a)(b)(c)(d)                              3,000          3,000
  M/F Housing Refunding RB (City
  Heights Apts) Series 1997A
  8.05%, 10/01/08 (a)(b)                                   20,800         20,800
SAN FRANCISCO AIRPORTS COMMISSION
  Refunding RB (San Francisco
  International Airport) Second
  Series Issue 37C
  8.00%, 10/01/08 (a)(b)(c)                                16,750         16,750
  RB (San Francisco International Airport)
  Second Series Issue 24A & 25
  8.91%, 10/02/08 (a)(b)(c)(d)                             12,670         12,670
  Refunding RB (San Francisco
  International Airport) Second
  Series Issue 34E
  4.18%, 10/02/08 (a)(b)(c)(d)                              5,130          5,130
  Refunding RB (San Francisco
  International Airport) Second
  Series Issue 36A
  7.40%, 10/01/08 (a)(b)                                   21,750         21,750
  Subordinate Commercial Paper Notes
  Series A
  1.67%, 11/03/08 (b)                                       9,250          9,250
  1.55%, 11/06/08 (b)                                       7,160          7,160
SAN FRANCISCO BAY AREA RAPID
  TRANSIT DISTRICT
  GO Bonds (Election of 2004)
  Series 2007B
  5.00%, 10/02/08 (a)(c)(d)                                 7,155          7,155
  8.18%, 10/02/08 (a)(c)(d)                                 9,900          9,900
  8.19%, 10/02/08 (a)(c)(d)                                 4,950          4,950
  8.19%, 10/02/08 (a)(c)(d)                                 9,205          9,205
  Sales Tax Refunding RB Series 2005A
  8.26%, 10/02/08 (a)(b)(c)(d)                             13,400         13,400
  Sales Tax Refunding RB Series 2006A
  6.23%, 10/02/08 (a)(b)(c)(d)                              6,860          6,860
SAN FRANCISCO COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2005)
  Series B
  3.84%, 10/02/08 (a)(b)(c)(d)                              6,290          6,290
SAN FRANCISCO FINANCE CORP
  Lease Refunding RB (Moscone Center
  Expansion) Series 2008-1
  7.25%, 10/02/08 (a)(b)                                   16,670         16,670
  Lease Refunding RB (Moscone Center
  Expansion) Series 2008-2
  6.90%, 10/02/08 (a)(b)                                    9,000          9,000

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
SAN FRANCISCO PUBLIC UTILITIES
  COMMISSION
  CP Notes (Water Series)
  1.60%, 12/09/08 (b)                                       2,500          2,500
  2.75%, 02/04/09 (b)                                      11,800         11,800
  Water RB Series 2006A
  4.57%, 10/02/08 (a)(b)(c)(d)                             12,995         12,995
SAN FRANCISCO REDEVELOPMENT
  AGENCY
  M/F Housing RB (Third & Mission)
  Series 1999C
  8.00%, 10/01/08 (a)(b)                                   54,700         54,700
  M/F Housing Refunding RB (Fillmore
  Center) Series 1992A2
  7.98%, 10/01/08 (a)(b)                                    3,750          3,750
SAN GABRIEL VALLEY COUNCIL OF
  GOVERNMENTS
  Alameda Corridor-East Construction
  Project Grant Anticipation Notes
  1.45%, 10/03/08 (b)                                      13,400         13,400
  1.50%, 12/01/08 (b)                                      27,800         27,800
SAN JOAQUIN CNTY PUBLIC FACILITIES
  FINANCING CORP
COP (Cnty Administration Building)
  Series 2007
  1.90%, 10/02/08 (b)(c)(d)                                41,050         41,050
SAN JOSE
  Airport RB Series 2007A
  4.06%, 10/02/08 (a)(b)(c)(d)                             37,350         37,350
  4.07%, 10/02/08 (a)(b)(c)(d)                             15,760         15,760
  4.18%, 10/02/08 (a)(b)(c)(d)                             35,210         35,210
  4.35%, 10/02/08 (a)(b)(c)(d)                              9,185          9,185
  4.56%, 10/02/08 (a)(b)(c)(d)                              3,940          3,940
  GO Bonds Series 2002
  8.13%, 10/02/08 (a)(b)(c)(d)                             11,971         11,971
  GO Bonds Series 2007
  4.57%, 10/02/08 (a)(b)(c)(d)                             14,995         14,995
  GO Bonds Series 2008
  5.65%, 10/02/08 (a)(b)(c)(d)                              5,440          5,440
  M/F Housing RB (Almaden Family Apts)
  Series 2003D
  8.05%, 10/02/08 (a)(b)                                    4,000          4,000
  M/F Housing RB (Almaden Lake Village
  Apts) Series 1997A
  8.00%, 10/02/08 (a)(b)                                   25,000         25,000
  M/F Housing RB (Betty Anne Gardens
  Apts) Series 2002A
  7.97%, 10/02/08 (a)(b)                                    7,210          7,210
  M/F Housing RB (El Paseo Apts)
  Series 2002B
  7.98%, 10/02/08 (a)(b)                                    4,945          4,945
  M/F Housing RB (Raintree Apts)
  Series 2005A
  7.50%, 10/02/08 (a)(b)                                   10,400         10,400
  M/F Housing RB (Siena at Renaissance
  Square Apts) Series 1996A
  8.05%, 10/02/08 (a)(b)                                   10,500         10,500
  Subordinate CP Notes Series A
  1.55%, 11/03/08 (b)                                      43,000         43,000
  1.53%, 11/06/08 (b)                                      21,596         21,596
SAN JOSE FINANCING AUTH
Lease Refunding RB (Civic Center) Series
  2006A
  4.07%, 10/02/08 (a)(b)(c)(d)                             10,655         10,655
SAN JOSE REDEVELOPMENT AGENCY
  Subordinate Tax Allocation Bonds
  (Merged Area Redevelopment)
  Series 2005C
  7.89%, 10/01/08 (a)(b)                                    7,580          7,580
  Subordinate Tax Allocation Bonds
  (Merged Area Redevelopment)
  Series 2005D
  7.50%, 10/01/08 (a)(b)                                    9,300          9,300
  Tax Allocation Refunding Bonds
  (Merged Area Redevelopment)
  Series 2006D
  4.07%, 10/02/08 (a)(b)(c)(d)                             34,995         34,995
SAN JOSE USD
  GO Bonds (Election of 2002)
  Series 2005B
  8.45%, 10/02/08 (a)(b)(c)(d)                             19,800         19,800
  GO Bonds (Election of 2002)
  Series 2008D
  4.62%, 10/02/08 (a)(c)(d)                                 5,711          5,711
SAN MARCOS REDEVELOPMENT AGENCY
M/F Housing RB (Grandon
  Village) Series 2002A
  7.91%, 10/02/08 (a)(b)                                   13,390         13,390
SAN MATEO CNTY COMMUNITY COLLEGE
  DISTRICT
  GO Bonds (Election of 2005)
  Series 2006B
  4.03%, 10/02/08 (a)(b)(c)(d)                             17,940         17,940
  4.56%, 10/02/08 (a)(c)(d)                                 8,403          8,403
SAN MATEO COMMUNITY COLLEGE
  DISTRICT
  GO Bonds (Election of 2001)
  Series 2005B
  5.79%, 10/02/08 (a)(b)(c)(d)                              3,205          3,205
  GO Bonds Series 2005B & 2006A
  4.72%, 10/02/08 (a)(b)(c)(d)                             13,685         13,685
SANTA CLARA
Subordinated Electric RB Series
  2008A
  4.25%, 10/01/08 (a)(b)                                   22,400         22,400
SANTA CLARA CNTY FINANCING AUTH
  Lease RB (Multiple Facilities)
  Series 2007K
  1.90%, 10/02/08 (b)(c)(d)                                47,950         47,950
  4.41%, 10/02/08 (a)(b)(c)(d)                              7,470          7,470
  Refunding Lease RB (Multiple Facilities)
  Series 2008M
  7.30%, 10/01/08 (a)(b)                                   22,150         22,150
SANTA CLARA CNTY HOUSING AUTH
M/F Housing RB (Monte Vista
  Terrace Apts) Series 2005C
  8.20%, 10/02/08 (a)(b)                                    9,920          9,920

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
SANTA CLARA VALLEY TRANSPORTATION
  AUTH
  Refunding RB (2000 Measure A Sales
  Tax) Series 2008C
  7.72%, 10/02/08 (a)(c)                                    8,100          8,100
  Refunding RB (2000 Measure A Sales
  Tax) Series 2008D
  6.25%, 10/02/08 (a)(c)                                    8,150          8,150
SANTA CRUZ CNTY
2008/2009 TRAN
  1.65%, 07/06/09                                          22,500         22,728
SANTA FE SPRINGS IDA
IDRB (Tri-West) Series 1983
  1.60%, 10/01/08 (a)(b)                                    4,000          4,000
SANTA ROSA HOUSING AUTH
M/F Housing RB (Quail Run Apts)
  Series 1997A
  8.45%, 10/02/08 (a)(b)                                    7,790          7,790
SCHOOL FACILITIES FINANCING AUTH
GO RB (Grant Joint Union High
  SD) Series A
  4.77%, 10/02/08 (a)(b)(c)(d)                             20,000         20,000
SEQUOIA UNION HIGH SD
GO Refunding Bonds Series 2006
  4.63%, 10/02/08 (a)(b)(c)(d)                              4,105          4,105
SIMI VALLEY USD
GO Bonds (Election of 2004) Series 2007C
  4.76%, 10/02/08 (a)(b)(c)(d)                              7,500          7,500
SONOMA CNTY JR COLLEGE DISTRICT
GO Bonds (Election of 2002)
  Series B
  4.05%, 10/02/08 (a)(b)(c)(d)                             21,335         21,335
SOUTH PLACER WASTEWATER AUTH
Wastewater Refunding RB Series
  2008A
  6.25%, 10/02/08 (a)(b)                                   24,000         24,000
SOUTHERN CALIFORNIA HOME FINANCING
  AUTH
  S/F Mortgage RB Series 2004A
  9.53%, 10/01/08 (a)(c)                                   17,475         17,475
  S/F Mortgage RB Series 2004B
  9.53%, 10/01/08 (a)(c)                                   25,265         25,265
  9.53%, 10/01/08 (a)(c)                                   16,215         16,215
SOUTHERN CALIFORNIA METROPOLITAN
  WATER DISTRICT
  RB Series 1997B
  6.00%, 10/02/08 (a)(c)                                      900            900
  RB Series 2000B3
  5.05%, 10/01/08 (a)(c)                                    2,400          2,400
  RB Series 2001C1
  6.25%, 10/01/08 (a)(c)                                   14,500         14,500
  RB Series 2001C2
  4.00%, 10/01/08 (a)(c)                                    3,500          3,500
  RB Series 2005B1
  6.90%, 10/02/08 (a)(c)                                    2,075          2,075
  RB Series 2006A
  4.30%, 10/02/08 (a)(c)(d)                                 4,290          4,290
  4.70%, 10/02/08 (a)(c)(d)                                50,000         50,000
  5.57%, 10/02/08 (a)(c)(d)                                13,050         13,050
  Refunding RB Series 2008A1
  7.05%, 10/02/08 (a)                                       6,000          6,000
  Water RB (2005 Authorization) Series C
  4.55%, 10/02/08 (a)                                      17,285         17,285
  Water RB (2003 Authorization) Series B1
  4.45%, 10/02/08 (a)(b)(c)(d)                              8,000          8,000
  Water RB (2005 Authorization) Series C
  6.12%, 10/02/08 (a)(c)(d)                                 4,485          4,485
SOUTHERN CALIFORNIA PUBLIC POWER
  AUTH
Refunding RB Series 2007-1
  7.90%, 10/01/08 (a)(b)                                  207,660        207,660
STANTON
M/F RB (Continental Gardens
  Apartments) Series 1997
  5.63%, 10/01/08 (b)                                       4,285          4,332
STATE CENTER COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2002)
  Series 2007A
  4.37%, 10/02/08 (a)(b)(c)(d)                              8,310          8,310
SWEETWATER UNION HIGH SD
  GO Bonds (Election of 2006)
  Series 2008A
  4.97%, 10/02/08 (a)(b)(c)(d)                              2,600          2,600
  GO Bonds (Election of 2006)
  Series 2008A
  4.75%, 10/02/08 (a)(b)(c)(d)                              8,945          8,945
UNIV OF CALIFORNIA
  CP Notes Series A
  1.45%, 11/13/08                                          18,000         18,000
  General RB Series 2005C
  8.00%, 10/02/08 (a)(b)(c)(d)                              7,500          7,500
  General RB Series 2005G
  4.42%, 10/02/08 (a)(b)(c)(d)                              3,440          3,440
  General RB Series 2005F
  5.51%, 10/02/08 (a)(b)(c)(d)                              6,233          6,233
  General RB Series 2007J
  4.23%, 10/02/08 (a)(b)(c)(d)                             39,365         39,365
  4.34%, 10/02/08 (a)(b)(c)(d)                             15,060         15,060
  4.54%, 10/02/08 (a)(b)(c)(d)                              6,505          6,505
  General RB Series 2008L
  4.75%, 10/02/08 (a)(c)(d)                                 1,040          1,040
  5.70%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
  7.94%, 10/02/08 (a)(c)(d)                                 3,800          3,800
  General RB Series 2007
  4.50%, 10/02/08 (a)(b)(c)(d)                              3,000          3,000
  Limited Project RB Series 2005B
  4.16%, 10/02/08 (a)(b)(c)(d)                             10,300         10,300
  4.33%, 10/02/08 (a)(b)(c)(d)                             15,115         15,115
  8.29%, 10/02/08 (a)(b)(c)(d)                              6,470          6,470
  Medical Center Pooled RB
  Series 2007B1
  4.00%, 10/01/08 (a)(c)                                      555            555
  Multiple Purpose RB Series 2002O
  7.98%, 10/02/08 (a)(b)(c)(d)                              7,995          7,995

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
VENTURA CNTY COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2002)
  Series A
  5.94%, 10/02/08 (a)(b)(c)(d)                              7,500          7,500
VICTOR VALLEY COMMUNITY COLLEGE
  DISTRICT
COP Series 1997
  6.50%, 10/02/08 (a)(b)                                   44,075         44,075
WEST CONTRA COSTA USD
  GO Bonds (Election of 2002) Series C
  4.83%, 10/02/08 (a)(b)(c)(d)                              4,785          4,785
  GO Bonds (Election of 2002) Series D
  3.69%, 10/02/08 (a)(b)(c)(d)                              6,570          6,570
  GO Bonds (Election of 2005) Series B
  4.85%, 10/02/08 (a)(b)(c)(d)                              6,800          6,800
WEST HILLS COMMUNITY COLLEGE
  DISTRICT
COP (2008 Refunding Project)
  8.00%, 10/01/08 (a)(b)                                   10,000         10,000
WEST VALLEY-MISSION COMMUNITY
  COLLEGE DISTRICT
GO Bonds (Election of 2004)
  Series 2006A
  4.35%, 10/02/08 (a)(b)(c)(d)                             12,435         12,435
WESTMINISTER REDEVELOPMENT AGENCY
M/F Housing RB (Brookhurst
  Royale Sr Assisted Living)
  Series 2000A
  8.20%, 10/02/08 (a)(b)                                    7,160          7,160
WHITTIER
Refunding RB (Whittier College)
  Series 2004
  8.60%, 10/02/08 (a)(b)(c)                                14,100         14,100
YOSEMITE COMMUNITY COLLEGE DISTRICT
  GO Bonds (Election of 2004)
  Series 2008C
  4.72%, 10/02/08 (a)(b)(c)(d)                             15,670         15,670
  4.95%, 10/02/08 (a)(b)(c)(d)                              2,000          2,000
                                                                     -----------
                                                                       9,618,705
PUERTO RICO 2.5%
--------------------------------------------------------------------------------
PUERTO RICO
  Public Improvement Bonds
  Series 2001A
  5.15%, 10/02/08 (a)(b)(c)(d)                             11,600         11,600
  8.02%, 10/02/08 (a)(b)(c)(d)                             16,500         16,500
  Public Improvement Refunding Bonds
  Series 2001
  7.50%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
  Public Improvement Refunding Bonds
  Series 2004B4
  7.75%, 10/02/08 (a)(b)(c)                                24,975         24,975
  Public Improvement Refunding Bonds
  Series 2007A2
  7.75%, 10/02/08 (a)(b)(c)                                   900            900
  Public Improvement Refunding Bonds
  Series 2007A7
  7.75%, 10/02/08 (a)(b)                                    1,600          1,600
  Public Improvement Refunding Bonds
  Series 2007A8
  7.35%, 10/02/08 (a)(b)                                    7,000          7,000
  Public Improvement Refunding Bonds
  Series 2007A9
  7.35%, 10/02/08 (a)(b)                                    6,000          6,000
  Public Improvement Refunding Bonds
  Series 2008B
  6.70%, 10/01/08 (a)(b)                                    2,000          2,000
PUERTO RICO AQUEDUCT & SEWER AUTH
RB Series A
  6.33%, 10/02/08 (a)(b)(c)(d)                              4,400          4,400
PUERTO RICO ELECTRIC POWER AUTH
  Power RB Series HH
  7.38%, 10/02/08 (a)(b)(c)(d)                              3,860          3,860
  Power Refunding RB Series UU
  2.99%, 10/02/08 (a)(b)(c)(d)                             15,000         15,000
  3.63%, 10/02/08 (a)(b)(c)(d)                              7,000          7,000
  4.13%, 10/02/08 (a)(b)(c)(d)                              9,895          9,895
PUERTO RICO HIGHWAY &
  TRANSPORTATION AUTH
  Highway RB Series Y
  6.45%, 10/02/08 (a)(b)(c)(d)                             18,825         18,825
  Highway Refunding RB Series Z
  9.11%, 10/02/08 (a)(b)(c)(d)                              5,260          5,260
  Subordinated Transportation Refunding
  RB Series 2008A
  4.45%, 10/02/08 (a)(b)(c)(d)                             47,000         47,000
  Transportation RB Series A
  8.00%, 10/01/08 (a)(b)                                   30,000         30,000
  Transportation Refunding RB Series CC
  6.42%, 10/02/08 (a)(b)(c)(d)                              6,280          6,280
  Transportation Refunding RB Series N
  4.39%, 10/02/08 (a)(b)(c)(d)                              9,300          9,300
PUERTO RICO HOUSING FINANCE CORP
Homeownership Mortgage RB
  Series 2000A
  4.80%, 10/02/08 (a)(b)(c)(d)                                780            780
PUERTO RICO MUNICIPAL FINANCE
  AGENCY
Bonds Series 1999A
  8.45%, 10/02/08 (a)(b)(c)(d)                              9,870          9,870
                                                                     -----------
                                                                         248,045
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
  (COST $9,849,050)                                                    9,849,050
                                                                     -----------

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
OTHER INVESTMENT COMPANIES  0.2% OF NET ASSETS
NUVEEN INSURED CALIFORNIA TAX-FREE
  ADVANTAGE MUNICIPAL FUND
Variable Rate Demand Preferred
  Shares Series 1                                          17,700         17,700
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
  (COST $17,700)                                                          17,700

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $9,866,750.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,504,032 or 35.0% of net assets.

ACES -- Adjustable convertible extendable security
COP  -- Certificate of participation
GO   -- General obligation
HFA  -- Housing finance agency
IDA  -- Industrial development authority
IDRB -- Industrial development revenue bond
RAN  -- Revenue anticipation note
RB   -- Revenue bond
SD   -- School district
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note
USD  -- Unified school district

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

SCHWAB CALIFORNIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                                  $17,700
Level 2 - Other Significant Observable Inputs                          9,849,050
Level 3 - Significant Unobservable Inputs                                      0
                                                                  --------------
TOTAL                                                                 $9,866,750
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CASH RESERVES(TM)

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   85.5%  FIXED-RATE
          OBLIGATIONS                                  24,907,379    24,907,379
    4.4%  VARIABLE-RATE
          OBLIGATIONS                                   1,287,010     1,287,010
    7.5%  OTHER INVESTMENTS                             2,195,498     2,195,498
    2.4%  U.S. GOVERNMENT
          SECURITY                                        699,442       699,442
--------------------------------------------------------------------------------
   99.8%  TOTAL INVESTMENTS                             29,089,32    29,089,329
    0.2%  OTHER ASSETS AND
          LIABILITIES, NET                                               61,092
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                 29,150,421

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
FIXED-RATE OBLIGATIONS  85.5% OF NET ASSETS

BANK NOTES  2.2%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  2.74%, 10/09/08                                          62,000         62,000
  2.83%, 11/20/08                                         280,000        280,000
  2.92%, 01/15/09                                         140,000        140,000
WELLS FARGO BANK NA
  2.65%, 11/10/08                                         140,000        140,000
  2.65%, 11/12/08                                           8,000          8,000
                                                                     -----------
                                                                         630,000
CERTIFICATES OF DEPOSIT 40.9%
--------------------------------------------------------------------------------
ABBEY NATIONAL TREASURY SERVICES
  PLC
  3.07%, 01/16/09 (a)                                      66,000         66,000
  3.10%, 01/27/09 (a)                                      60,000         60,000
ABN AMRO BANK N.V.
  2.85%, 11/17/08                                          40,000         39,997
ALLIED IRISH BANK PLC
  2.85%, 10/21/08                                          25,000         25,000
  2.75%, 10/23/08                                          40,000         40,000
AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.
  2.75%, 11/04/08                                          75,000         75,000
  2.77%, 11/04/08                                         115,000        115,000
  2.75%, 11/14/08                                          95,000         95,000
  2.77%, 11/24/08                                          10,000         10,002
  2.75%, 12/01/08                                          27,000         27,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  2.72%, 10/08/08                                         233,000        233,000
  2.77%, 11/07/08                                         135,000        135,000
  3.14%, 01/14/09                                          41,000         41,000
  3.16%, 01/27/09                                          24,000         24,000
BANCO SANTANDER CENTRAL HISPANO
  S.A.
  2.98%, 02/12/09                                          80,000         80,048
  3.06%, 02/12/09                                          25,000         25,008
BANK OF NOVA SCOTIA
  2.75%, 10/07/08                                          92,000         92,000
  2.75%, 10/10/08                                         182,000        182,000
  2.45%, 10/15/08                                         148,000        148,000
  2.64%, 11/17/08                                          28,000         28,000
BANK OF SCOTLAND PLC
  3.10%, 10/22/08                                          25,000         25,006
BANK OF THE WEST
  2.79%, 10/16/08                                          14,000         14,000
  3.11%, 03/09/09                                         135,000        135,000
BANK OF TOKYO MITSUBISHI UFJ LTD.
  2.82%, 10/21/08                                          15,000         15,000
  2.81%, 11/21/08                                          68,000         68,000
  2.83%, 12/02/08                                          54,000         54,000
  2.81%, 12/15/08                                          48,000         48,000
BARCLAYS BANK PLC
  2.82%, 11/20/08                                          60,000         60,001
  3.31%, 12/15/08                                          10,000         10,000
  3.13%, 02/27/09                                         130,000        130,000
  2.85%, 03/10/09                                         200,000        200,000
  3.12%, 03/12/09                                          32,000         32,000
BNP PARIBAS
  2.72%, 10/02/08                                          58,000         58,000
  2.74%, 10/21/08                                          36,000         36,000
  2.75%, 10/23/08                                          17,000         17,000
  3.09%, 11/06/08                                          26,000         25,992
  2.87%, 12/11/08                                          74,000         74,000
  3.15%, 12/22/08                                           4,000          4,000
  3.06%, 12/23/08                                         105,000        105,000
  3.10%, 01/02/09                                         165,000        165,001
  3.07%, 01/05/09                                          10,000         10,000
  3.06%, 01/16/09                                          17,000         17,000
  3.08%, 02/18/09                                          80,000         80,000
  3.08%, 03/06/09                                         142,000        142,000
  3.10%, 03/09/09                                         139,000        139,000
BRANCH BANKING & TRUST
  2.70%, 11/06/08                                          33,000         33,000
CHASE BANK (USA)
  2.84%, 01/08/09                                         281,000        281,000
  2.82%, 01/09/09                                         114,000        114,000
  2.95%, 03/16/09                                          53,000         53,000
CITIBANK, N.A.
  2.75%, 10/17/08                                          50,000         50,006
  2.77%, 11/18/08                                          75,000         75,000

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  2.76%, 12/04/08                                         250,000        250,000
  2.74%, 12/11/08                                          38,000         38,000
  3.05%, 02/19/09                                          95,000         95,000
  3.04%, 02/24/09                                          75,000         75,000
COMMONWEALTH BANK OF AUSTRALIA
  2.72%, 10/15/08                                           8,000          8,000
  2.76%, 12/01/08                                         114,000        114,000
CREDIT AGRICOLE S.A.
  2.64%, 10/03/08                                         230,000        230,000
  2.72%, 10/06/08                                          10,000         10,000
  2.78%, 10/22/08                                         100,000        100,000
  3.04%, 10/22/08                                         147,000        147,001
  3.26%, 12/19/08                                           3,000          3,000
  3.11%, 01/26/09                                         105,000        105,000
CREDIT SUISSE
  3.12%, 01/27/09                                          25,000         25,000
DEPFA BANK PLC
  3.14%, 12/15/08                                          57,000         57,000
DNB NOR BANK ASA
  3.06%, 01/05/09                                          81,000         81,000
  3.06%, 02/20/09                                          16,000         16,000
  3.06%, 02/27/09                                          16,000         16,000
  3.32%, 03/23/09                                          90,000         90,000
HARRIS N.A.
  3.10%, 01/16/09                                          73,000         73,000
HSBC BANK PLC
  3.12%, 01/30/09                                         110,000        110,000
  3.07%, 02/04/09                                          50,000         50,000
ING BANK N.V.
  2.87%, 11/04/08                                          37,000         37,000
  2.92%, 12/04/08                                          90,000         90,000
  3.11%, 01/12/09                                         186,000        186,000
  3.12%, 01/16/09                                          29,000         29,000
  3.11%, 01/28/09                                          22,000         22,000
  3.12%, 01/29/09                                          14,000         14,000
  3.09%, 02/26/09                                          54,000         54,000
INTESA SANPAOLO
  2.80%, 10/14/08                                          75,000         75,000
  2.83%, 10/23/08                                         138,000        138,000
  2.78%, 10/29/08                                          20,000         20,000
  3.03%, 01/12/09                                          78,000         78,000
  3.11%, 01/12/09                                          59,000         59,000
  3.13%, 02/06/09                                         100,000        100,000
  3.13%, 02/12/09                                          27,000         27,000
  3.15%, 02/20/09                                          42,000         42,000
  3.12%, 02/27/09                                           6,000          6,000
  3.13%, 03/05/09                                          27,000         27,000
JPMORGAN CHASE BANK
  2.87%, 03/13/09                                          84,000         84,000
LLOYDS TSB BANK PLC
  2.61%, 10/16/08                                         250,000        250,000
MITSUBISHI UFJ TRUST & BANKING
  CORP.
  2.84%, 10/03/08                                         100,000        100,000
  2.74%, 10/06/08                                          50,000         50,000
MIZUHO CORPORATE BANK LTD.
  2.80%, 10/14/08                                          14,000         14,000
  2.79%, 10/29/08                                         139,000        139,000
  2.69%, 11/12/08                                          60,000         60,000
  2.83%, 12/01/08                                          64,000         64,000
  2.83%, 12/05/08                                         113,000        113,000
NATIONAL AUSTRALIA BANK LTD.
  2.66%, 10/01/08                                          22,000         22,000
  2.78%, 10/27/08                                         131,000        131,000
  2.79%, 11/07/08                                         290,000        290,002
  2.94%, 01/14/09                                          15,000         15,000
NORDEA BANK FINLAND PLC
  2.52%, 12/17/08                                          15,000         15,000
  2.52%, 12/18/08                                         370,000        370,000
RABOBANK NEDERLAND
  2.71%, 10/09/08                                         189,000        189,000
  2.58%, 10/15/08                                         110,000        110,000
  2.92%, 03/13/09                                          50,000         50,000
ROYAL BANK OF CANADA
  3.11%, 12/22/08                                         150,000        150,000
ROYAL BANK OF SCOTLAND PLC
  2.80%, 11/07/08                                          30,000         30,000
  2.94%, 12/11/08                                          60,000         60,001
  3.24%, 12/18/08                                          43,000         43,000
  3.19%, 12/19/08                                          76,000         76,000
  2.98%, 01/09/09                                          41,000         41,000
SKANDINAVISKA ENSKILDA BANKEN AB
  2.79%, 10/06/08                                          16,000         16,000
  2.90%, 11/06/08                                          65,000         65,000
  2.87%, 11/17/08                                          57,000         57,000
  2.90%, 11/25/08                                          22,000         22,000
SOCIETE GENERALE
  2.93%, 10/28/08                                         130,000        130,000
  2.92%, 11/03/08                                         125,000        125,000
  2.87%, 11/18/08                                          83,000         83,000
  2.92%, 01/09/09                                          17,000         17,000
STATE STREET BANK & TRUST
  2.71%, 10/07/08                                         145,000        145,000
SUMITOMO MITSUI BANKING CORP.
  2.83%, 10/01/08                                         105,000        105,000
  2.74%, 10/16/08                                         122,000        122,000
  2.75%, 10/20/08                                          68,000         68,000
  2.80%, 10/21/08                                         100,000        100,000
  2.77%, 10/29/08                                           6,000          6,000
SUMITOMO TRUST & BANKING CO.
  2.66%, 10/06/08                                          57,000         57,000
  2.81%, 10/09/08                                         100,000        100,000
SVENSKA HANDELSBANKEN AB
  2.70%, 10/09/08                                          11,000         11,000
  3.08%, 12/30/08                                          25,000         25,000
SWEDBANK AB
  2.87%, 10/01/08                                          80,000         80,000
TORONTO DOMINION BANK
  2.85%, 11/05/08                                          72,000         72,000
  3.11%, 12/30/08                                          27,000         27,000
  3.20%, 01/15/09                                         150,000        150,000
  3.01%, 02/17/09                                          17,000         17,000
  2.88%, 02/19/09                                          70,000         70,000
  3.40%, 03/18/09                                          25,000         25,000
UBS AG
  2.94%, 10/16/08                                         100,000        100,000
  3.01%, 10/17/08                                          88,000         88,000
  3.00%, 10/20/08                                          81,000         81,000

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  3.00%, 10/21/08                                          18,000         18,000
UNICREDITO ITALIANO S.P.A.
  2.90%, 11/21/08                                          90,000         90,001
  2.96%, 12/05/08                                          84,000         84,000
  3.17%, 01/14/09                                          60,000         60,002
  3.12%, 01/26/09                                          25,000         25,000
  3.20%, 01/30/09                                          57,000         57,000
  3.15%, 02/11/09                                          18,000         18,000
  3.19%, 02/13/09                                          75,000         75,001
  3.20%, 02/17/09                                          33,000         33,001
UNION BANK OF CALIFORNIA
  2.74%, 10/16/08                                          64,000         64,000
  2.75%, 11/05/08                                          74,000         74,000
  3.13%, 12/23/08                                          20,000         20,000
  3.10%, 03/09/09                                          14,000         14,000
  3.10%, 03/12/09                                           8,000          8,000
WESTPAC BANKING CORP.
  2.71%, 11/06/08                                          75,000         75,000
  2.73%, 11/06/08                                         180,000        180,000
  2.74%, 11/14/08                                         100,000        100,000
                                                                     -----------
                                                                      11,933,070
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 26.2%
--------------------------------------------------------------------------------
ALPINE SECURITZATION CORP.
  2.53%, 10/06/08 (a)(b)(c)                                65,000         64,977
  2.51%, 10/10/08 (a)(b)(c)                                32,000         31,980
ANGLO IRISH BANK
  2.92%, 10/09/08 (c)                                      25,000         24,984
  2.92%, 10/10/08 (c)                                      77,500         77,444
ANZ NATIONAL (INT'L) LTD.
  2.72%, 10/14/08 (a)                                      49,000         48,953
  3.04%, 10/21/08 (a)                                      15,000         14,975
  3.10%, 03/09/09 (a)                                      11,000         10,852
ATLANTIS ONE FUNDING CORP.
  6.50%, 10/01/08 (b)(c)                                  140,287        140,287
AUSTRALIA & NEW ZEALAND
  BANKING GROUP LTD.
  3.16%, 12/17/08                                          57,000         56,621
BANK OF AMERICA CORP.
  2.74%, 10/10/08                                         129,000        128,913
  2.73%, 11/03/08                                         355,000        354,121
  3.02%, 01/06/09                                          11,000         10,912
  2.94%, 02/03/09                                          90,000         89,092
  3.04%, 03/02/09                                         396,000        390,992
  2.97%, 03/13/09                                          12,000         11,841
BANK OF SCOTLAND PLC
  2.68%, 11/12/08                                         124,000        123,614
BARCLAYS US FUNDING CORP.
  3.16%, 03/09/09 (a)                                      39,000         38,464
BNP PARIBAS FINANCE, INC.
  2.85%, 11/10/08 (a)                                      21,000         20,934
CANCARA ASSET SECURITIZATION, L.L.C.
  2.77%, 10/01/08 (a)(b)(c)                                43,000         43,000
  2.59%, 10/08/08 (a)(b)(c)                               221,000        220,889
  2.92%, 11/03/08 (a)(b)(c)                                60,000         59,840
  2.85%, 12/09/08 (a)(b)(c)                                50,000         49,729
CBA (DELAWARE) FINANCE, INC.
  2.76%, 10/07/08 (a)                                     198,000        197,909
  2.75%, 10/08/08 (a)                                      59,000         58,969
CHARIOT FUNDING, L.L.C.
  2.66%, 10/24/08 (a)(b)(c)                                32,000         31,946
CITIGROUP FUNDING, INC.
  2.86%, 10/07/08 (a)                                      17,000         16,992
  2.94%, 10/15/08 (a)                                       5,000          4,994
  3.04%, 10/15/08 (a)                                      10,000          9,988
  3.05%, 10/20/08 (a)                                      10,000          9,984
  3.07%, 10/23/08 (a)                                     100,000         99,814
  3.51%, 11/06/08 (a)                                     103,000        102,689
  3.05%, 11/07/08 (a)                                      11,000         10,966
  3.04%, 11/12/08 (a)                                      83,000         82,709
  3.06%, 11/14/08 (a)                                       9,000          8,967
  3.04%, 11/18/08 (a)                                      62,000         61,752
  3.06%, 11/21/08 (a)                                      45,000         44,807
DAKOTA CP NOTES OF CITIBANK CREDIT
  CARD ISSUANCE TRUST
  2.91%, 10/06/08 (b)(c)                                  130,000        129,948
  2.77%, 10/17/08 (b)(c)                                   80,000         79,902
  2.78%, 10/17/08 (b)(c)                                   35,000         34,957
  2.87%, 11/07/08 (b)(c)                                    9,000          8,974
  2.89%, 11/14/08 (b)(c)                                   17,000         16,940
DANSKE CORP.
  2.90%, 01/08/09 (a)(c)                                   19,000         18,850
DNB NOR BANK ASA
  2.53%, 12/15/08                                           3,000          2,984
FALCON ASSET SECURITIZATION
  CORP.
  5.50%, 10/01/08 (a)(b)(c)                                30,000         30,000
GEMINI SECURITIZATION CORP., L.L.C.
  2.53%, 10/07/08 (a)(b)(c)                                10,000          9,996
  2.82%, 10/14/08 (a)(b)(c)                                33,000         32,967
  2.68%, 11/05/08 (a)(b)(c)                               146,000        145,621
  2.81%, 12/01/08 (a)(b)(c)                               111,000        110,475
GENERAL ELECTRIC CAPITAL CORP.
  2.50%, 10/01/08                                         245,000        245,000
  3.05%, 12/17/08                                         100,000         99,367
  2.98%, 12/22/08                                         200,000        198,665
  2.76%, 03/17/09                                         250,000        246,846
  2.76%, 03/18/09                                         250,000        246,827
GENERAL ELECTRIC CO.
  2.50%, 10/01/08                                         200,000        200,000
GREENWICH CAPITAL HOLDINGS, INC.
  2.72%, 10/02/08 (a)                                       6,000          6,000
  3.16%, 12/19/08 (a)                                      23,000         22,843
HSBC USA, INC.
  3.11%, 12/29/08                                          37,000         36,720
JP MORGAN CHASE & CO.
  2.83%, 01/09/09                                         323,000        320,483
  2.94%, 02/20/09                                         100,000         98,856
  2.94%, 03/03/09                                          25,000         24,692
KBC FINANCIAL PRODUCTS
  INTERNATIONAL, LTD.
  3.11%, 03/02/09 (a)(c)                                   30,000         29,612
LLOYDS TSB BANK PLC
  5.00%, 10/01/08                                         140,000        140,000
MONT BLANC CAPITAL CORP.
  2.92%, 10/06/08 (a)(b)(c)                                 5,000          4,998

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  2.59%, 10/08/08 (a)(b)(c)                                30,000         29,985
  2.87%, 10/09/08 (a)(b)(c)                                49,000         48,969
  2.87%, 10/10/08 (a)(b)(c)                                48,000         47,966
  2.72%, 11/10/08 (a)(b)(c)                                24,000         23,928
NATIONWIDE BUILDING SOCIETY U.S.
  2.92%, 10/14/08                                          10,000          9,990
  2.92%, 11/05/08                                         150,000        149,577
  3.05%, 12/12/08                                          10,000          9,940
OLD LINE FUNDING, L.L.C.
  2.84%, 10/02/08 (a)(b)(c)                                84,000         83,993
  2.82%, 10/15/08 (a)(b)(c)                               138,140        137,990
  2.82%, 10/22/08 (a)(b)(c)                                41,130         41,063
  2.77%, 11/05/08 (a)(b)(c)                                75,000         74,799
  2.96%, 01/13/09 (a)(b)(c)                                50,000         49,577
PARK AVENUE RECEIVABLES CO.,
  L.L.C.
  5.50%, 10/01/08 (a)(b)(c)                                60,000         60,000
RABOBANK USA FINANCIAL CORP.
  0.50%, 10/01/08 (a)                                     100,000        100,000
RANGER FUNDING CO., L.L.C.
  2.73%, 10/01/08 (a)(b)(c)                               115,280        115,280
  2.73%, 10/02/08 (a)(b)(c)                               100,000         99,992
  2.81%, 10/02/08 (a)(b)(c)                               107,310        107,302
  2.74%, 11/04/08 (a)(b)(c)                                52,000         51,866
RECKITT BENCKISER TREASURY
  SERVICES PLC
  2.89%, 12/12/08 (a)(c)                                   52,000         51,701
ROYAL BANK OF SCOTLAND GROUP
  PLC
  3.12%, 03/11/09                                          46,000         45,368
SKANDINAVISKA ENSKILDA BANKEN AB
  2.88%, 11/03/08                                          22,000         21,942
  2.84%, 11/06/08                                          27,000         26,924
  2.90%, 12/01/08                                          10,000          9,951
SOCIETE GENERALE NORTH
  AMERICA, INC.
  2.82%, 10/21/08 (a)                                      20,000         19,969
SOLITAIRE FUNDING, L.L.C.
  2.81%, 10/02/08 (a)(b)(c)                                73,000         72,994
  3.06%, 11/13/08 (a)(b)(c)                                56,000         55,798
  3.03%, 12/04/08 (a)(b)(c)                               110,000        109,417
  3.23%, 12/17/08 (a)(b)(c)                                 3,000          2,980
  3.12%, 01/13/09 (a)(b)(c)                                10,000          9,911
  3.21%, 01/13/09 (a)(b)(c)                                71,000         70,352
  3.25%, 01/23/09 (a)(b)(c)                                11,000         10,889
  3.27%, 01/29/09 (a)(b)(c)                                30,000         29,678
STADSHYPOTEK DELAWARE, INC.
  3.11%, 02/27/09 (a)(c)                                    8,000          7,898
SWEDBANK AB
  2.85%, 11/12/08                                          45,000         44,852
  2.73%, 11/13/08                                           6,000          5,980
THAMES ASSET GLOBAL SECURITISATION
  NO. 1, INC.
  2.57%, 10/06/08 (a)(b)(c)                                49,000         48,983
  2.79%, 11/17/08 (a)(b)(c)                                21,346         21,269
THUNDER BAY FUNDING, L.L.C.
  2.69%, 11/04/08 (a)(b)(c)                                64,647         64,483
  2.77%, 11/05/08 (a)(b)(c)                                21,000         20,944
TICONDEROGA FUNDING, L.L.C.
  2.81%, 10/08/08 (a)(b)(c)                                28,000         27,985
TORONTO DOMINION BANK
  3.19%, 02/05/09                                          83,000         82,085
WESTPAC BANKING CORP.
  3.20%, 02/09/09 (c)                                      36,000         35,590
WHISTLEJACKET CAPITAL, L.L.C., (SIV)
  3.10%, 03/25/08 (b)(c)(d)(e)                             14,000         14,000
  5.30%, 03/25/08 (b)(c)(d)(e)                             16,000         16,000
  2.66%, 05/02/08 (b)(c)(d)(e)                             10,000         10,000
  5.33%, 05/19/08 (b)(c)(d)(e)                              4,000          4,000
  5.42%, 06/16/08 (b)(c)(d)(e)                             13,000         13,000
  2.76%, 08/06/08 (b)(c)(d)(e)                             92,000         92,000
  3.08%, 08/07/08 (b)(c)(d)(e)                             50,000         50,000
                                                                     -----------
                                                                       7,637,583
FIXED-RATE DISCOUNT NOTES 16.2%
--------------------------------------------------------------------------------
FANNIE MAE
  2.43%, 10/06/08                                          75,000         74,975
  2.10%, 10/16/08                                         150,000        149,869
  2.40%, 10/21/08                                         272,000        271,639
  2.11%, 12/10/08                                         185,000        184,245
FEDERAL HOME LOAN BANK
  2.28%, 10/01/08                                          15,000         15,000
  2.37%, 10/01/08                                          50,000         50,000
  2.28%, 10/02/08                                         122,000        121,992
  2.35%, 10/03/08                                         113,000        112,985
  2.43%, 10/03/08                                          75,000         74,990
  2.05%, 10/07/08                                         154,000        153,947
  2.36%, 10/08/08                                         176,000        175,920
  2.05%, 10/09/08                                         154,000        153,930
  2.08%, 10/10/08                                          31,000         30,984
  2.41%, 10/14/08                                         200,000        199,827
  2.10%, 10/17/08                                         263,000        262,755
  2.36%, 10/20/08                                         123,000        122,847
  2.44%, 10/27/08                                          21,000         20,963
  2.54%, 11/07/08                                         206,000        205,464
  2.12%, 11/10/08                                         135,000        134,684
  2.04%, 11/12/08                                         221,000        220,477
  2.20%, 11/14/08                                          83,000         82,777
  2.16%, 11/19/08                                          52,800         52,645
  2.13%, 12/15/08                                         132,000        131,417
FREDDIE MAC
  2.41%, 10/14/08                                          93,000         92,919
  2.35%, 10/22/08                                         408,013        407,456
  2.44%, 10/24/08                                          14,000         13,978
  2.46%, 11/03/08                                         113,000        112,746
  2.52%, 11/10/08                                          80,000         79,777
  2.11%, 11/18/08                                          99,050         98,773
  2.41%, 11/19/08                                         700,000        697,713
  2.11%, 12/23/08                                         200,000        199,032
                                                                     -----------
                                                                       4,706,726
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $24,907,379)                                                    24,907,379
                                                                     -----------

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
VARIABLE-RATE OBLIGATIONS 4.4% OF NET ASSETS
ABBEY NATIONAL TREASURY
  SERVICES PLC
  2.73%, 10/02/08 (a)                                      26,000         26,000
ANZ NATIONAL (INT'L) LTD.
  3.03%, 11/27/08 (a)                                      75,000         75,000
BANCO ESPANOL DE CREDITO S.A.
  2.79%, 10/20/08 (c)                                      25,000         25,000
BANK OF AMERICA, N.A.
  3.00%, 10/30/08                                         100,000        100,000
DANSKE CORP.
  2.87%, 11/13/08 (a)(c)                                   90,000         90,000
  2.88%, 11/17/08 (a)(c)                                   50,000         50,000
  2.89%, 11/17/08 (a)(c)                                  140,000        140,000
DEUTSCHE BANK AG
  3.41%, 12/22/08                                         100,000        100,000
FLORIDA HURRICANE CATASTROPHE
  FUND
  2.71%, 10/14/08                                          75,000         75,000
INTESA BANK IRELAND PLC
  3.23%, 10/27/08 (a)(c)                                   70,000         70,000
MERRILL LYNCH & CO., INC.
  2.91%, 10/20/08                                          50,000         50,000
ROMAN CATHOLIC BISHOP OF SAN
  JOSE (CA)
  10.00%, 10/02/08 (a)                                      5,010          5,010
ROYAL BANK OF CANADA
  3.01%, 11/19/08                                         285,000        285,000
SVENSKA HANDELSBANKEN AB
  3.00%, 10/06/08 (c)                                      50,000         50,000
TENDERFOOT SEASONAL HOUSING,
  L.L.C.
  8.05%, 10/02/08 (a)                                       3,000          3,000
WACHOVIA BANK, N.A.
  2.99%, 11/25/08                                          31,000         31,000
WESTPAC BANKING CORP.
  3.11%, 11/20/08                                          62,000         62,000
WESTPAC SECURITIES NZ LTD.
  3.00%, 11/05/08 (a)(c)                                   50,000         50,000
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $1,287,010)                                                      1,287,010
                                                                     -----------

                                                    FACE/MATURITY
ISSUER                                                  AMOUNT          VALUE
       RATE, MATURITY DATE                           ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENTS 7.5% OF NET ASSETS

REPURCHASE AGREEMENTS 7.5%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government
  Securities with a value of
  $714,000.
  2.00%, issued 09/30/08,
    due 10/01/08                                          700,039        700,000
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of
  $214,200.
  2.20%, issued 09/30/08,
    due 10/01/08                                        1,450,089      1,450,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government
  Securities with a value of
  $10,709.
  1.80%, issued 09/30/08,
    due 10/01/08                                           10,498         10,498
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement collateralized by
  U.S. Treasury Securities with a value of
  $35,002.
  2.25%, issued 09/30/08,
    due 10/01/08                                           35,002         35,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $2,195,498)                                                      2,195,498
                                                                     -----------

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
U.S. GOVERNMENT SECURITY 2.4% OF NET ASSETS
--------------------------------------------------------------------------------
U.S. TREASURY BILL 2.4%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
  0.99%, 10/30/08                                         700,000        699,442

END OF INVESTMENTS.

At 09/30/08, the tax basis cost of the fund's investments was $29,089,329.

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,650,941 or 12.5% of net assets.
(d) Illiquid security. At the period end, the value of these amounted to $199,000 or 0.7% of net assets.

SCHWAB CASH RESERVES

PORTFOLIO HOLDINGS (Unaudited) continued

(e) Security is in default. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle ("SIV"), experienced an "enforcement event" that has led to the appointment of a Receiver to manage Whistlejacket's operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the funds. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the funds met on February 12, 2008 and, based on the recommendation of the funds' investment adviser, determined that it was not in the best interest of the funds to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the funds that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the funds met on February 21, 2008 and, based on the recommendation of the funds' investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. The Fund is pursuing remedial efforts to obtain repayment of the principal and interest owed on the investment.

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                                       $0
Level 2 - Other Significant Observable Inputs                         29,089,329
Level 3 - Significant Unobservable Inputs                                      0
                                                                  ---------------
TOTAL                                                                $29,089,329
                                                                  ---------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB AMT TAX-FREE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   94.5%  MUNICIPAL SECURITIES                          2,963,539      2,963,539
--------------------------------------------------------------------------------
   94.5%  TOTAL INVESTMENTS                             2,963,539      2,963,539
    5.5%  OTHER ASSETS AND
          LIABILITIES                                                    172,828
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                   3,136,367

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
MUNICIPAL SECURITIES 94.5% OF NET ASSETS

ALABAMA 2.9%
--------------------------------------------------------------------------------
ALABAMA MUNICIPAL FUNDING CORP
  Municipal Funding Notes Master
  Series 2006A
  8.01%, 10/02/08 (a)(b)                                   15,305         15,305
  Municipal Funding Notes Series 2008A
  (Tranche I)
  8.01%, 10/02/08 (a)(b)                                   29,895         29,895
ALABAMA PUBLIC SCHOOL & COLLEGE AUTH
Capital Improvement Bonds Series 2007
  4.49%, 10/02/08 (a)(b)(c)(d)                              5,965          5,965
BIRMINGHAM DOWNTOWN
  REDEVELOPMENT AUTH
RB (UAB Educational Foundation)
  Series 2002
  8.60%, 10/01/08 (a)(b)                                   18,175         18,175
CHATOM IDB
Gulf Opportunity Zone Bonds
  (PowerSouth Energy
  Cooperative) Series 2008A
  2.00%, 11/14/08 (b)                                      10,000         10,000
CITY OF BESSEMER GOVERNMENT
  UTILITY SERVICES CORP
Water Supply Refunding RB
  Series 2008
  6.59%, 10/02/08 (a)(b)(c)(d)                              7,935          7,935
MOBILE BOARD OF WATER & SEWER
RB Series 2006
  4.29%, 10/02/08 (a)(b)(c)(d)                              4,165          4,165
                                                                     -----------
                                                                          91,440
ALASKA 0.4%
--------------------------------------------------------------------------------
ANCHORAGE
Wastewater RB 2004
  4.06%, 10/02/08 (a)(b)(c)(d)                              6,850          6,850
VALDEZ
  Marine Terminal Refunding RB
  (BP Pipelines) Series 2003C
  4.25%, 10/01/08 (a)                                       1,700          1,700
  4.25%, 10/01/08 (a)                                       3,900          3,900
                                                                     -----------
                                                                          12,450
ARIZONA 3.3%
--------------------------------------------------------------------------------
ARIZONA TRANSPORTATION BOARD
Highway RB Series 2006
  4.75%, 10/02/08 (a)(c)(d)                                 3,095          3,095
DOWNTOWN PHOENIX HOTEL CORP
Sr RB Series 2005A
  4.80%, 10/02/08 (a)(b)(c)(d)                              8,740          8,740
MARICOPA CNTY USD NO.11
School Improvement Bonds
  Series 2008
  1.87%, 07/01/09 (b)                                       8,750          8,823
PHOENIX CIVIC IMPROVEMENT CORP
Subordinated Excise Tax RB
  (Civic Plaza Expansion) Series
  2005A
  7.42%, 10/02/08 (a)(b)(c)(d)                              2,000          2,000
PIMA CNTY
COP Series 2008
  2.22%, 06/01/09                                           6,000          6,109
SALT VERDE FINANCIAL CORP
Sr Gas RB Series 2007
  5.60%, 10/02/08 (a)(b)(c)(d)                             13,585         13,585
SCOTTSDALE IDA
Hospital RB (Scottsdale
  Healthcare) Series 2006G
  5.84%, 10/02/08 (a)(b)(c)(d)                             20,755         20,755
SCOTTSDALE MUNICIPAL PROPERTY CORP
Excise Tax Refunding RB Series
  2006
  3.98%, 10/02/08 (a)(c)(d)                                 9,518          9,518
SUN DEVIL ENERGY CENTER, LLC
RB (Arizona State Univ) Series
  2008
  8.15%, 10/01/08 (a)(b)(c)                                 3,000          3,000
YUMA MUNICIPAL PROPERTY CORP
Sr Lien Utility System RB Series
  2007
  4.49%, 10/02/08 (a)(b)(c)(d)                             29,140         29,140
                                                                     -----------
                                                                         104,765
ARKANSAS 0.2%
--------------------------------------------------------------------------------
PULASKI CNTY PUBLIC FACILITIES BOARD
RB (The Anthony School) Series
  2008
  8.01%, 10/02/08 (a)(b)                                    5,500          5,500

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
CALIFORNIA 0.5%
--------------------------------------------------------------------------------
CALIFORNIA POLLUTION CONTROL FINANCING
  AUTH
Pollution Control Refunding RB
  (Pacific Gas & Electric) Series
  1996E
  3.90%, 10/01/08 (a)(b)                                      500            500
CONTRA COSTA WATER DISTRICT
Water Refunding RB Series K
  4.60%, 10/02/08 (a)(b)(c)(d)                              2,600          2,600
DRY CREEK/GRANT JOINT UNION SD
GO Bonds (Election of 2008)
  Series 2008 & GO Bonds
  (Election of 2006) Series 2008
  4.20%, 10/02/08 (a)(b)(c)(d)                              6,080          6,080
IRVINE RANCH WATER DISTRICT
1986 Capital Improvement Project
  3.50%, 10/01/08 (a)(b)                                    1,600          1,600
TUSTIN USD
Special Tax Bonds (Community Facility
District No. 97-1) Series 2002A
  8.46%, 10/02/08 (a)(b)(c)(d)                              4,245          4,245
YOSEMITE COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2004)
  Series 2008C
  4.95%, 10/02/08 (a)(b)(c)(d)                              1,500          1,500
                                                                     -----------
                                                                          16,525
COLORADO 1.7%
--------------------------------------------------------------------------------
COLORADO EDUCATIONAL & CULTURAL
  FACILITIES AUTH
  RB (Lutheran Church Extension Fund -
    Missouri Synod Loan Program)
    Series 2008
  5.55%, 10/01/08 (a)(b)                                   12,225         12,225
  RB (Rehoboth Christian School
    Association) Series 2007
  10.00%, 10/02/08 (a)(b)                                   3,915          3,915
COLORADO HEALTH FACILITIES AUTH
RB (Exempla Northwest Medical
  Center) Series 2002A
  8.22%, 10/02/08 (a)(b)(c)(d)                             12,000         12,000
DENVER URBAN RENEWAL AUTH
Stapleton Sr Tax Increment RB
  Series 2008A1
  8.00%, 10/02/08 (a)(b)                                    3,100          3,100
REGIONAL TRANSPORTATION DISTRICT
Sales Tax Refunding RB Series
  2007A
  4.34%, 10/02/08 (a)(c)(d)                                11,575         11,575
SOUTHGLENN METROPOLITAN DISTRICT
Special RB Series 2007
  8.05%, 10/02/08 (a)(b)                                   10,000         10,000
                                                                     -----------
                                                                          52,815
CONNECTICUT 0.1%
--------------------------------------------------------------------------------
CONNECTICUT
GO Bonds Series 2005D
  4.75%, 10/02/08 (a)(b)(c)(d)                              3,300          3,300

DISTRICT OF COLUMBIA 2.5%
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
  GO Bonds Series 2007A
  4.31%, 10/02/08 (a)(b)(c)(d)                             18,245         18,245
  GO Bonds Series 2007C
  4.49%, 10/02/08 (a)(b)(c)(d)                              4,995          4,995
  RB (KIPP DC) Series 2008
  7.96%, 10/03/08 (a)(b)                                   28,225         28,225
DISTRICT OF COLUMBIA WATER & SEWER
  AUTH
Public Utility Subordinated Lien
  Refunding RB Series 2008A
  4.70%, 10/02/08 (a)(b)(c)(d)                             14,280         14,280
NATIONAL CAPITAL REVITALIZATION CORP
RB (DC USA Parking Garage)
  Series 2006
  2.33%, 10/02/08 (a)(b)(c)(d)                             12,000         12,000
                                                                     -----------
                                                                          77,745
FLORIDA 9.2%
--------------------------------------------------------------------------------
BROWARD CNTY
Professional Sports Facilities Tax
  & Refunding RB Series 2006A
  4.05%, 10/02/08 (a)(b)(c)(d)                              7,135          7,135
BROWARD CNTY HFA
M/F Housing Refunding RB
  (Island Club Apts) Series 2001A
  8.10%, 10/02/08 (a)(b)                                    3,000          3,000
BROWARD CNTY SD/BOARD
COP Series 2007A
  4.40%, 10/02/08 (a)(b)(c)(d)                              9,420          9,420
CAPE CORAL
  CP Notes
  4.50%, 10/01/08 (b)                                      14,113         14,113
  3.75%, 03/24/09 (b)                                      13,000         13,000
CAPITAL TRUST AGENCY
Housing RB (Atlantic Housing
  Foundation Properties) Series
  2008A
  8.35%, 10/02/08 (a)(b)                                   10,000         10,000
CITIZENS PROPERTY INSURANCE CORP
High-Risk Account Sr Secured
  Refunding Bonds Series
  2008A2
  2.50%, 06/01/09 (b)                                      10,000         10,130
FLORIDA DEPARTMENT OF TRANSPORTATION
  Right-of-Way Acquisition & Bridge
  Construction Bonds Series 2002A
  4.77%, 10/02/08 (a)(b)(c)(d)                              9,845          9,845
  Turnpike RB Series 2006A
  4.39%, 10/02/08 (a)(b)(c)(d)                             11,515         11,515
  Turnpike RB Series 2007A
  4.76%, 10/02/08 (a)(b)(c)(d)                             17,555         17,555
  Turnpike RB Series 2008A
  4.75%, 10/02/08 (a)(c)(d)                                 4,520          4,520
FLORIDA HIGHER EDUCATIONAL FACILITIES
  FINANCING AUTH
RB (Flagler College) Series 2005
  7.90%, 10/01/08 (a)(b)                                    5,295          5,295

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
FLORIDA HOUSING FINANCE CORP
  M/F Mortgage RB (Autumn Place Apts)
  Series 2008
  8.26%, 10/02/08 (a)(b)                                    8,000          8,000
  M/F Mortgage Refunding RB (Grand
  Reserve at Lee Vista) Series 2004L
  8.23%, 10/02/08 (a)(b)                                    7,765          7,765
FLORIDA LOCAL GOVERNMENT FINANCE
  COMMISSION
Pooled TECP Series 1994A
  8.50%, 10/02/08 (b)                                      10,890         10,890
FLORIDA STATE BOARD OF EDUCATION
  Lottery RB Series 2007B
  4.75%, 10/02/08 (a)(b)(c)(d)                              5,150          5,150
  Public Education Capital Outlay
  Bonds Series 2003C
  4.77%, 10/02/08 (a)(b)(c)(d)                              9,100          9,100
  Public Education Capital Outlay
  Bonds Series 2005F
  6.52%, 10/02/08 (a)(c)(d)                                 9,585          9,585
FLORIDA STATE UNIV FINANCIAL
  ASSISTANCE
Subordinated RB Series 2002
  4.78%, 10/02/08 (a)(b)(c)(d)                              8,580          8,580
HIGHLANDS CNTY HEALTH FACILITIES AUTH
Hospital RB (Adventist Health
  System/Sunbelt Obligated
  Group) Series 2006C
  4.72%, 10/02/08 (a)(b)(c)(d)                              5,135          5,135
JACKSONVILLE
Transportation RB Series 2007
  4.13%, 10/02/08 (a)(b)(c)(d)                             14,555         14,555
MIAMI-DADE CNTY
Capital Asset Acquisition Special
  Obligation Bonds Series 2007A
  3.77%, 10/02/08 (a)(b)(c)(d)                              2,245          2,245
MIAMI-DADE CNTY SD
COP Series 2007A
  4.14%, 10/02/08 (a)(b)(c)(d)                             10,975         10,975
ORANGE CNTY HEALTH FACILITIES AUTH
RB (Presbyterian Retirement
  Communities) Series 2006B
  8.35%, 10/02/08 (a)(b)                                   10,000         10,000
ORANGE CNTY HEALTH FINANCE AUTH
Refunding Program RB (Pooled
  Hospital Loan) Series 1985
  1.60%, 11/18/08 (b)                                      18,200         18,200
ORANGE CNTY HFA
Refunding RB (Highland Pointe
  Apts) Series 1998J
  8.22%, 10/02/08 (a)(b)                                    7,455          7,455
ORLANDO-ORANGE CNTY EXPRESSWAY
  AUTH
RB Series 2007A
  1.95%, 07/01/15 (b)(c)(d)                                14,970         14,970
PALM BEACH CNTY SD
Sales Tax Revenue CP
  1.75%, 11/03/08 (b)                                       3,500          3,500
POLK CNTY IDA
IDRB (Winter Haven Hospital)
  Series 2005B
  5.50%, 10/01/08 (a)(b)                                    1,470          1,470
TALLAHASSEE
Energy System RB Series 2007
  4.76%, 10/02/08 (a)(b)(c)(d)                              9,900          9,900
TAMPA
  Educational Facilities RB (Pepin
  Academy of Tampa) Series 2002
  8.03%, 10/02/08 (a)(b)                                    3,340          3,340
  Water & Sewer RB Series 2007
  4.05%, 10/02/08 (a)(c)(d)                                 3,199          3,199
TAMPA BAY WATER AUTH
Utility System Refunding &
  Improvement RB Series 2001A
  5.65%, 10/02/08 (a)(b)(c)(d)                              5,200          5,200
VOLUSIA CNTY SCHOOL BOARD
COP Series 2007
  4.08%, 10/02/08 (a)(b)(c)(d)                              1,960          1,960
WINTER HAVEN
Utility System Improvement &
  Refunding RB Series 2005
  4.31%, 10/02/08 (a)(b)(c)(d)                                990            990
                                                                     -----------
                                                                         287,692
GEORGIA  2.9%
--------------------------------------------------------------------------------
ATLANTA AIRPORT
RB Series 2004C
  6.30%, 10/02/08 (a)(b)(c)(d)                             11,195         11,195
COBB CNTY HOUSING AUTH
M/F Housing RB (Post Bridge)
  Series 1996
  8.00%, 10/01/08 (a)(b)                                    7,650          7,650
GEORGIA
  GO Bonds Series 2000C
  1.74%, 07/01/09                                           4,340          4,477
  1.78%, 07/01/09                                             845            871
  GO Bonds Series 2007E
  4.77%, 10/02/08 (a)(c)(d)                                 6,977          6,977
GWINNETT CNTY DEVELOPMENT AUTH
COP (Gwinnett Cnty Public
  Schools) Series 2006
  4.24%, 10/02/08 (a)(b)(c)(d)                              3,030          3,030
GWINNETT CNTY SD
GO Bonds Series 2008
  6.02%, 10/02/08 (a)(c)(d)                                 3,745          3,745
HOUSING AUTH OF CLAYTON CNTY
M/F Refunding RB Series 1990E
  9.10%, 10/01/08 (a)(b)                                    7,160          7,160
METRO ATLANTA RAPID TRANSIT AUTH
  Sales Tax Refunding RB (Third Indenture)
  Series 2007B
  4.61%, 10/02/08 (a)(b)(c)(d)                              4,725          4,725
  Sales Tax Revenue CP Notes Series
  2007D
  1.70%, 10/01/08 (c)                                       7,800          7,800
  1.61%, 12/08/08 (c)                                      17,900         17,900

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
ROSWELL HOUSING AUTH
M/F Housing RB (Post Canyon)
  Series 1996
  8.00%, 10/01/08 (a)(b)                                   16,845         16,845
                                                                     -----------
                                                                          92,375
HAWAII 0.9%
--------------------------------------------------------------------------------
HONOLULU CITY & CNTY
  Wastewater System RB Sr Series 2005A
  4.46%, 10/02/08 (a)(b)(c)(d)                             11,690         11,690
  Wastewater System RB Sr Series 2006A
  4.31%, 10/02/08 (a)(b)(c)(d)                             16,490         16,490
                                                                     -----------
                                                                          28,180
IDAHO 0.4%
--------------------------------------------------------------------------------
IDAHO
TAN Series 2008
  1.72%, 06/30/09                                          12,500         12,617
ILLINOIS 12.2%
--------------------------------------------------------------------------------
BOLINGBROOK
  GO Bonds Series 2007
  4.18%, 10/02/08 (a)(b)(c)(d)                              9,350          9,350
  Jr Lien Tax Increment RB Series 2005
  7.00%, 10/01/08 (a)(b)                                    8,880          8,880
CHICAGO
  GO Project & Refunding Bonds Series
  2006A
  6.81%, 10/02/08 (a)(b)(c)(d)                              4,330          4,330
  GO Project & Refunding Bonds Series
  2007A
  4.05%, 10/02/08 (a)(b)(c)(d)                             26,255         26,255
  4.65%, 10/02/08 (a)(b)(c)(d)                              8,800          8,800
  Sales Tax RB Series 1998
  5.25%, 10/02/08 (a)(b)(c)(d)                              9,900          9,900
CHICAGO BOARD OF EDUCATION
  Unlimited Tax GO Bonds (Dedicated
  Revenues) Series 2006B
  6.44%, 10/02/08 (a)(b)(c)(d)                              3,005          3,005
  Unlimited Tax GO Refunding Bonds
  (Dedicated Revenues) Series 2004A
  3.95%, 10/02/08 (a)(b)(c)(d)                             12,975         12,975
COOK CNTY
  RB (Catholic Theological Union)
  Series 2005
  7.51%, 10/01/08 (a)(b)                                    1,500          1,500
  Sales TAN Series 2008
  1.58%, 08/03/09                                           5,500          5,564
DUQUOIN
Industrial Revenue Refunding &
  Improvement Bonds (Marshall
  Browning Hospital) Series 2006
  5.00%, 10/08/08 (a)(b)                                   10,250         10,250
ILLINOIS
  GO Bonds FIRST Series of November
  2001
  4.49%, 10/02/08 (a)(b)(c)(d)                              6,980          6,980
  GO Bonds Series of June 2003
  4.64%, 10/02/08 (a)(b)(d)                                 8,000          8,000
  GO Refunding Bonds Series 2007B
  4.48%, 10/02/08 (a)(c)(d)                                 9,995          9,995
ILLINOIS EDUCATIONAL FACILITIES AUTH
  RB (Concordia Univ River Forest) Series
  2001
  5.55%, 10/01/08 (a)(b)                                   14,105         14,105
  RB (Univ of Chicago) Series 1998B
  1.80%, 07/01/09                                           7,000          7,116
  1.87%, 07/01/09                                           2,000          2,032
  3.88%, 07/01/09                                           5,750          5,845
  3.89%, 07/01/09                                           3,500          3,557
  3.90%, 07/01/09                                           2,000          2,033
ILLINOIS FINANCE AUTH
  CP Revenue Notes (DePaul Univ
  Financing Program)
  8.50%, 10/01/08 (b)                                       7,900          7,900
  1.75%, 12/22/08 (b)                                       9,000          9,000
  RB (Advocate Health Care Network)
  Series 2003
  1.82%, 07/02/09                                          14,485         14,485
  RB (Advocate Health Care Network)
  Series 2008A1
  1.90%, 01/15/09                                           7,055          7,055
  RB (Northwestern Univ) Series 2006
  6.54%, 10/02/08 (a)(c)(d)                                10,745         10,745
  RB (Univ of Chicago) Series 2007
  4.06%, 10/02/08 (a)(c)(d)                                10,295         10,295
  Refunding RB (Swedish Covenant
  Hospital) Series 2008A
  9.65%, 10/01/08 (a)(b)                                    5,500          5,500
ILLINOIS HOUSING DEVELOPMENT AUTH
M/F Housing RB (Brookhaven
  Apartments) Series 2008
  8.75%, 10/02/08 (a)(b)                                   10,000         10,000
ILLINOIS TOLL HIGHWAY AUTH
Toll Highway Sr Refunding RB Series
  2008A2
  7.75%, 10/02/08 (a)(b)(c)                                 1,050          1,050
METROPOLITAN PIER & EXPOSITION AUTH
  McCormick Place Expansion Project
  Bonds Series 2002A
  3.99%, 10/02/08 (a)(b)(c)(d)                             10,940         10,940
  4.06%, 10/02/08 (a)(b)(c)(d)                              5,199          5,199
  4.08%, 10/02/08 (a)(b)(c)(d)                             17,355         17,355
  4.85%, 10/02/08 (a)(b)(c)(d)                             11,350         11,350
  4.91%, 10/02/08 (a)(b)(c)(d)                             11,260         11,260
  5.54%, 10/02/08 (a)(b)(c)(d)                              6,810          6,810
  5.67%, 10/02/08 (a)(b)(c)(d)                             10,315         10,315
  McCormick Place Expansion Project
  Bonds Series 2002B
  8.26%, 10/02/08 (a)(b)(c)(d)                              4,160          4,160
NORTHERN ILLINOIS MUNICIPAL POWER
  AGENCY
Power Project RB (Prairie State)
  Series 2007A
  4.06%, 10/02/08 (a)(b)(c)(d)                             13,160         13,160
REGIONAL TRANSPORTATION AUTH
GO Bonds Series 2002A
  4.39%, 10/02/08 (a)(b)(c)(d)                              9,620          9,620
ST. CHARLES COMMUNITY UNIT SD #308
GO Bonds Series 2008
  4.18%, 10/02/08 (a)(b)(c)(d)                              6,531          6,531

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
ST. CLAIR CNTY
Industrial Building Refunding
  RB (Winchester Apts)
  Series 1994
  8.22%, 10/02/08 (a)(b)                                   15,550         15,550
VILLAGE OF WESTERN SPRINGS
Special Assessment Bonds
  (Timber Trails) Series 2006
  7.52%, 10/01/08 (a)(b)                                   16,170         16,170
WILL CNTY COMMUNITY UNIT SD
GO Bonds Series 2005
  5.80%, 10/02/08 (a)(b)(c)(d)                              8,600          8,600
                                                                     -----------
                                                                         383,522
INDIANA 2.6%
--------------------------------------------------------------------------------
DECATUR TOWNSHIP MULTI-SCHOOL
  BUILDING CORP
First Mortgage Refunding Bonds
  Series 2006B
  4.00%, 10/02/08 (a)(b)(c)(d)                              4,115          4,115
INDIANA HEALTH FACILITY FINANCING
  AUTH
  RB (Westview Hospital) Series 2004
  5.00%, 10/08/08 (a)(b)                                   10,475         10,475
  RB (Ascension Health) Series 2008E6
  1.75%, 04/01/09                                          10,000         10,000
INDIANA UNIV
Consolidated RB Series 2008A
  6.66%, 10/02/08 (a)(c)(d)                                 1,500          1,500
INDIANAPOLIS LOCAL PUBLIC
  IMPROVEMENT BOND BANK
  Bonds Series 2008A
  4.71%, 10/02/08 (a)(c)(d)                                 8,160          8,160
  Waterworks Project Bonds Series 2002A
  5.45%, 10/02/08 (a)(b)(c)(d)                             17,495         17,495
TIPTON
Economic Development RB
  (Tipton Cnty Memorial Hospital)
  Series 2006A
  14.00%, 10/06/08 (a)(b)                                  24,200         24,200
WAYNE TOWNSHIP SCHOOL BUILDING
  CORP
First Mortgage Refunding Bonds
  Series 2006
  4.31%, 10/02/08 (a)(b)(c)(d)                              3,970          3,970
                                                                     -----------
                                                                          79,915
IOWA 0.4%
--------------------------------------------------------------------------------
IOWA FINANCE AUTH
Pollution Control Facility
  Refunding RB (MidAmerican
  Energy) Series 2008B
  8.25%, 10/01/08 (a)                                      14,000         14,000
KENTUCKY 1.9%
--------------------------------------------------------------------------------
KENTUCKY ASSET/LIABILITY COMMISSION
  General Fund Project Notes Second
  Series 2005A1&A2
  1.67%, 10/06/08 (c)                                      40,000         40,000
  1.55%, 10/07/08 (c)                                       5,400          5,400
  General Fund TRAN Series 2008A
  1.78%, 06/25/09                                           5,500          5,548
WARREN CNTY
Refunding RB (Bowling Green-
  Warren Cnty Community
  Hospital Corp) Series 2008
  8.10%, 10/02/08 (a)(b)(c)                                 8,555          8,555
                                                                     -----------
                                                                          59,503
LOUISIANA 2.2%
--------------------------------------------------------------------------------
LAFAYETTE
Communications System RB
  Series 2007
  4.31%, 10/02/08 (a)(b)(c)(d)                             19,800         19,800
LAKE CHARLES HARBOR & TERMINAL
  DISTRICT
RB (Lake Charles Cogeneration)
  Series 2008
  2.25%, 03/15/09                                          20,000         20,000
LOUISIANA
  Gasoline & Fuels Tax RB 2006 Series A
  8.26%, 10/02/08 (a)(b)(c)(d)                              3,500          3,500
  Gasoline & Fuels Tax RB Series 2005A
  4.17%, 10/02/08 (a)(b)(c)(d)                              6,950          6,950
LOUISIANA LOCAL GOVERNMENT
  ENVIRONMENTAL FACILITIES &
  COMMUNITY DEVELOPMENT AUTH
  RB (Montan LLC-GO Zone) Series 2008
  8.01%, 10/02/08 (a)(b)                                   10,000         10,000
  Refunding RB (Shreveport Convention
  Center Hotel) Series 2008
  7.99%, 10/02/08 (a)(b)                                   10,000         10,000
                                                                     -----------
                                                                          70,250
MARYLAND 2.3%
--------------------------------------------------------------------------------
MARYLAND HEALTH & HIGHER
  EDUCATIONAL FACILITIES AUTH
  CP Revenue Notes (The John Hopkins
  Health System) Series E
  1.50%, 11/03/08 (b)                                      15,000         15,000
  Mortgage RB (Western Maryland
  Health System) Series 2006A
  1.95%, 07/01/14 (b)(c)(d)                                14,730         14,730
  RB (Frederick Memorial Hospital)
  Series 2008
  8.00%, 10/01/08 (a)(b)                                    3,000          3,000
  RB (Upper Chesapeake Hospitals)
  Series 2008B
  8.00%, 10/01/08 (a)(b)                                    5,800          5,800
MARYLAND TRANSPORTATION AUTH
Transportation Facilities RB
  Series 2008
  4.66%, 10/02/08 (a)(b)(c)(d)                              3,000          3,000
UNIV SYSTEM OF MARYLAND
  Revolving Loan Program Bonds
  Series 2003A
  1.99%, 06/01/09 (b)                                       2,000          2,001
  2.05%, 06/01/09 (b)                                      15,000         15,000

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
WASHINGTON CNTY
RB (Homewood at Williamsport
  Facility) Series 2007
  8.01%, 10/07/08 (a)(b)                                   12,000         12,000
                                                                     -----------
                                                                          70,531
MASSACHUSETTS 1.5%
--------------------------------------------------------------------------------
MASSACHUSETTS
  GO Bonds Consolidated Loan Series
  2002D
  5.27%, 10/02/08 (a)(b)(c)(d)                              2,996          2,996
  GO Bonds Consolidated Loan Series
  2007C
  6.13%, 10/02/08 (a)(b)(c)(d)                              2,050          2,050
  Special Obligation Dedicated Tax
  Refunding RB Series 2005
  4.59%, 10/02/08 (a)(b)(c)(d)                              3,000          3,000
MASSACHUSETTS DEVELOPMENT FINANCE
  AGENCY
RB (Harvard Univ) Series 2006B1
  3.75%, 10/01/08 (a)                                       2,000          2,000
MASSACHUSETTS HEALTH & EDUCATIONAL
  FACILITIES AUTH
  RB (Massachusetts Institute of
  Technology) Series 2008N
  4.84%, 10/02/08 (a)(c)(d)                                 3,495          3,495
  RB (Museum of Fine Arts) Series
  2007A2
  4.00%, 10/01/08 (a)(c)                                    2,400          2,400
  RB (Northeastern Univ) Series 2008T1
  2.25%, 05/14/09                                           5,000          5,000
  RB (Northeastern Univ) Series 2008T2
  2.50%, 05/28/09                                          17,700         17,700
MASSACHUSETTS SCHOOL BUILDING AUTH
  Dedicated Sales Tax Bonds
  Series 2005A
  4.55%, 10/02/08 (a)(b)(c)(d)                              3,990          3,990
  Dedicated Sales Tax Bonds
  Series 2007A
  4.42%, 10/02/08 (a)(b)(c)(d)                              1,000          1,000
MASSACHUSETTS WATER RESOURCES
  AUTH
  General Refunding RB Series 2007B
  4.64%, 10/02/08 (a)(b)(c)(d)                              2,995          2,995
  4.66%, 10/02/08 (a)(b)(c)(d)                                 90             90
                                                                     -----------
                                                                          46,716
MICHIGAN 3.6%
--------------------------------------------------------------------------------
DETROIT
TAN Series 2008
  1.80%, 03/31/09 (b)                                       8,000          8,066
DETROIT SD
  School Building & Site Improvement
  Bonds (Unlimited Tax GO) Series 2001A
  4.65%, 10/02/08 (a)(b)(c)(d)                             35,000         35,000
  School Building & Site Improvement
  Bonds (Unlimited Tax GO) Series 2001A
  8.61%, 10/02/08 (a)(b)(c)(d)                              9,840          9,840
MICHIGAN STATE BUILDING AUTH
  CP Notes Series 5
  1.60%, 11/06/08 (b)                                      12,500         12,500
  Refunding RB (Facilities Program)
  Series 2006-IA
  4.53%, 10/02/08 (a)(b)(c)(d)                              8,306          8,306
MICHIGAN STATE HOSPITAL FINANCE AUTH
Refunding RB (Trinity Health
  Credit Group) Series 2000E
  8.25%, 10/02/08 (a)(c)                                   22,700         22,700
MICHIGAN STATE STRATEGIC FUND
  Limited Obligation RB (Legal Aid &
  Defender Association Inc) Series 2007
  5.08%, 10/08/08 (a)(b)                                   12,440         12,440
  Limited Obligation Refunding RB
  (Washtenaw Christian Academy)
  Series 2008
  8.21%, 10/03/08 (a)(b)                                    4,200          4,200
                                                                     -----------
                                                                         113,052
MINNESOTA 1.4%
--------------------------------------------------------------------------------
DULUTH ECON DEV AUTH & BRAINERD
Health Care Facilities RB
  (Benedictine Health System)
  Series 1993C & 1993E
  4.35%, 10/02/08 (a)(b)(c)(d)                             15,200         15,200
MINNEAPOLIS/ST. PAUL HOUSING &
  REDEVELOPMENT AUTH
M/F Housing Refunding RB
  (Highland Ridge) Series 2003
  8.40%, 10/02/08 (a)(b)                                    6,625          6,625
MINNESOTA
GO State Various Purpose &
  Trunk Highway Bonds
  4.32%, 10/02/08 (a)(c)(d)                                 2,495          2,495
MINNESOTA HOUSING FINANCE AUTH
Limited Obligation Bonds Draw
  Down Series 2008-4
  8.02%, 10/02/08 (a)(b)(c)(d)                              4,000          4,000
MINNETONKA
M/F Housing Refunding RB
  (Minnetonka Hills Apts) Series
  2001
  8.40%, 10/02/08 (a)(b)                                    5,000          5,000
ROCHESTER
Health Care Facilities RB (Mayo
  Clinic) Series 2008D
  1.68%, 03/30/09                                          10,000         10,000
                                                                     -----------
                                                                          43,320
MISSISSIPPI 1.8%
--------------------------------------------------------------------------------
JACKSON CNTY
Water System GO Refunding
  Bonds Series 1994
  1.68%, 02/01/09                                          12,840         12,840
MISSISSIPPI BUSINESS FINANCE CORP
  RB (Chevron USA) Series 2007B
  4.50%, 10/01/08 (a)                                       1,500          1,500
  RB (Renaissance at Colony Park)
  Series 2008
  8.01%, 10/02/08 (a)(b)                                   12,870         12,870
  RB (Valley Services Inc) Series 2008A
  8.00%, 10/02/08 (a)(b)                                   10,340         10,340

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
MISSISSIPPI DEVELOPMENT BANK
  RB (Desoto Cnty Convention Center
  Expansion & Refunding) Series 2008
  7.99%, 10/02/08 (a)(b)                                    7,400          7,400
  Special Obligation Bonds (Harrison Cnty
  Coliseum/Convention Center Expansion
  & Refunding Project) Series 2005
  3.50%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
                                                                     -----------
                                                                          54,950
MISSOURI 1.2%
--------------------------------------------------------------------------------
GREENE CNTY REORGANIZED SD
GO School Building Bonds Series
  2007
  4.19%, 10/02/08 (a)(b)(c)(d)                              4,555          4,555
MISSOURI PUBLIC UTILITIES COMMISSION
Interim Construction Notes Series
  2008
  2.00%, 08/15/09                                          33,500         33,787
                                                                     -----------
                                                                          38,342
NEBRASKA 0.6%
--------------------------------------------------------------------------------
OMAHA PUBLIC POWER DISTRICT
Electric System RB Series 2006A
  4.71%, 10/02/08 (a)(c)(d)                                 5,045          5,045
PUBLIC POWER GENERAL AGENCY
RB (Whelan Energy Center Unit
  2) Series 2007A
  4.08%, 10/02/08 (a)(b)(c)(d)                              4,975          4,975
UNIV OF NEBRASKA BOARD OF REGENTS
RB (Univ of Nebraska at Omaha
  Student Facilities) Series 2007
  4.06%, 10/02/08 (a)(c)(d)                                 7,660          7,660
                                                                     -----------
                                                                          17,680
NEVADA 4.0%
--------------------------------------------------------------------------------
CLARK CNTY
  Airport Passenger Facility Charge RB
  Series 2007A2
  1.95%, 03/12/09 (a)(b)(c)(d)                             15,915         15,915
  Airport System RB Sr Series 2005A
  4.36%, 10/02/08 (a)(b)(c)(d)                              9,995          9,995
  GO (Limited Tax) Bond Bank Bonds
  Series 2006
  5.87%, 10/02/08 (a)(b)(c)(d)                              5,695          5,695
  GO (Limited Tax) Bond Bank Bonds
  Series 2008
  4.51%, 10/02/08 (a)(c)(d)                                 3,300          3,300
  5.92%, 10/02/08 (a)(c)(d)                                 1,365          1,365
  Highway Revenue (Motor Vehicle Fuel
  Tax) Improvement & Refunding Bonds
  Series 2007
  3.70%, 10/02/08 (a)(b)(c)(d)                              3,555          3,555
  Sales & Excise Tax Revenue CP Notes
  Series 2008A&B
  1.68%, 11/05/08 (b)                                       6,500          6,500
CLARK CNTY SD
  GO (Limited Tax) Building Bonds
  Series 2006B
  3.47%, 10/02/08 (a)(b)(c)(d)                             22,820         22,820
  4.00%, 10/02/08 (a)(b)(c)(d)                              7,125          7,125
  4.09%, 10/02/08 (a)(b)(c)(d)                              4,875          4,875
  4.27%, 10/02/08 (a)(b)(c)(d)                              4,515          4,515
  GO (Limited Tax) Refunding Bonds
  Series 2007A
  1.80%, 06/15/09 (b)                                       4,500          4,584
LAS VEGAS VALLEY WATER DISTRICT
GO (Limited Tax) Water
  Improvement & Refunding
  Bonds Series 2003A
  4.24%, 10/02/08 (a)(b)(c)(d)                              5,130          5,130
NEVADA
GO (Limited Tax) Capital
  Improvement & Cultural Affairs
  Bonds Series 2008C
  5.85%, 10/02/08 (a)(b)(c)(d)                              6,075          6,075
RENO
  Sr Lien Sales Tax Refunding RB
  (Reno Transportation Rail Access
  Corridor) Series 2008A
  4.25%, 10/01/08 (a)(b)                                    4,925          4,925
  Subordinate Lien Sales Tax Refunding
  RB (Reno Transportation Rail Access
  Corridor) Series 2008B
  5.47%, 10/02/08 (a)(b)(c)(d)                             12,490         12,490
  5.87%, 10/02/08 (a)(b)(c)(d)                              6,000          6,000
                                                                     -----------
                                                                         124,864
NEW HAMPSHIRE 0.8%
--------------------------------------------------------------------------------
NEW HAMPSHIRE HEALTH & EDUCATIONAL
  FACILITIES AUTH
  RB (Androscoggin Valley Hospital)
  Series 2007
  8.32%, 10/02/08 (a)(b)                                   14,480         14,480
  RB (Univ of New Hampshire)
  Series 2006B1
  3.00%, 03/26/09 (b)                                      12,000         12,000
                                                                     -----------
                                                                          26,480
NEW JERSEY  2.1%
--------------------------------------------------------------------------------
BURLINGTON CNTY
BAN Series 2007F
  2.83%, 12/26/08                                           5,100          5,108
ESSEX CNTY
BAN Series 2008
  1.73%, 06/25/09                                           5,000          5,046
FAIR LAWN BOROUGH
BAN Series 2007A
  2.92%, 12/18/08                                           4,350          4,355
GARDEN STATE PRESERVATION TRUST
Open Space & Farmland
  Preservation Bonds Series
  2005A
  6.79%, 10/02/08 (a)(b)(c)(d)                              4,190          4,190
NEW JERSEY ECONOMIC DEVELOPMENT
  AUTH
Transportation Project Sublease
  RB (New Jersey Transit Corp
  Light Rail Transit System
  Projects) Series 1999B
  2.25%, 05/01/09 (b)                                         500            510

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
NEW JERSEY HEALTH CARE FACILITIES
  FINANCING AUTH
RB (Hackensack Univ Medical
  Center) Series 2008
  5.26%, 10/02/08 (a)(b)(c)(d)                              8,820          8,820
NEW JERSEY TRANSPORTATION TRUST
  FUND AUTH
  Transportation System Bonds
  Series 2005B
  4.11%, 10/02/08 (a)(b)(c)(d)                              2,500          2,500
  Transportation System Bonds
  Series 2006A
  4.09%, 10/02/08 (a)(b)(c)(d)                              4,285          4,285
  Transportation System Bonds
  Series 2006C
  4.19%, 10/02/08 (a)(b)(c)(d)                                900            900
NEW JERSEY TURNPIKE AUTH
  RB Series 2004C2
  4.29%, 10/02/08 (a)(b)(c)(d)                             11,935         11,935
  Turnpike Refunding RB Series 2005A
  4.41%, 10/02/08 (a)(b)(c)(d)                             13,145         13,145
  4.48%, 10/02/08 (a)(b)(c)(d)                              3,590          3,590
                                                                     -----------
                                                                          64,384
NEW MEXICO 0.2%
--------------------------------------------------------------------------------
FARMINGTON
Pollution Control Refunding RB
  (Arizona Public Service Co-Four
  Corners) Series 1994B
  4.53%, 10/01/08 (a)(b)                                    3,060          3,060
SANTA FE
Gross Receipts Tax (Subordinate
  Lien)/ Wastewater System RB
  Series 1997B
  8.30%, 10/01/08 (a)(b)                                    2,600          2,600
                                                                     -----------
                                                                           5,660
NEW YORK 2.4%
--------------------------------------------------------------------------------
LONG ISLAND POWER AUTH
Electric System General RB
  Series 2003J
  6.25%, 10/06/08 (a)(b)(c)                                 4,000          4,000
METROPOLITAN TRANSPORTATION AUTH
Transportation RB Series 2007A
  4.76%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
NEW YORK CITY
  GO Bonds Fiscal 2006 Series J1
  5.00%, 10/02/08 (a)(b)(c)(d)                              5,635          5,635
  GO Bonds Fiscal 2007 Series C1
  5.00%, 10/02/08 (a)(b)(c)(d)                              3,670          3,670
NEW YORK CITY INDUSTRIAL
  DEVELOPMENT AGENCY
Civic Facility RB (New York Univ)
  Series 2001
  3.93%, 10/02/08 (a)(b)(c)(d)                              1,070          1,070
NEW YORK CITY MUNICIPAL WATER
  FINANCE AUTH
  CP Series 7
  1.55%, 10/02/08                                          12,000         12,000
  Water & Sewer System RB Fiscal 2003
  Series E
  4.40%, 10/02/08 (a)(b)(c)(d)                              1,900          1,900
NEW YORK CITY TRANSITIONAL FINANCE
  AUTH
Future Tax Secured Bonds Fiscal
  2002 Series B
  8.14%, 10/02/08 (a)(b)(c)(d)                                  1              1
NEW YORK CITY TRUST FOR CULTURAL
  RESOURCES
RB (Museum of Modern Art)
  Series 2001 One D
  4.07%, 10/02/08 (a)(b)(c)(d)                              1,815          1,815
NEW YORK STATE HFA
State Personal income Tax RB
  (Economic Development &
  Housing) Series 2007A
  4.90%, 10/02/08 (a)(c)(d)                                 4,400          4,400
NEW YORK STATE POWER AUTH
CP Series 2
  1.60%, 03/13/09 (c)                                       2,000          2,000
ROCKLAND CNTY INDUSTRIAL
  DEVELOPMENT AGENCY
RB (Assisted Living At Northern
  Riverview) Series 1999
  8.06%, 10/02/08 (a)(b)                                    8,900          8,900
TRIBOROUGH BRIDGE & TUNNEL AUTH
  General Purpose RB Series 2001A
  6.10%, 10/02/08 (a)(c)(d)                                10,000         10,000
  Subordinate RB Series 2003A
  4.75%, 10/02/08 (a)(b)(c)(d)                             10,500         10,500
                                                                     -----------
                                                                          75,891
NORTH CAROLINA 0.4%
--------------------------------------------------------------------------------
NORTH CAROLINA CAPITAL FACILITIES
  FINANCE AGENCY
RB (Duke Univ) Series 2006A
  4.86%, 10/02/08 (a)(c)(d)                                 6,045          6,045
NORTH CAROLINA MEDICAL CARE
  COMMISSION
Health Care Facilities RB (Novant
  Health) Series 2006
  4.70%, 10/02/08 (a)(b)(c)(d)                              4,000          4,000
SAMPSON CNTY
COP Series 2006
  3.60%, 10/02/08 (a)(b)(c)(d)                              1,000          1,000
                                                                     -----------
                                                                          11,045
OHIO 1.2%
--------------------------------------------------------------------------------
CLINTON CNTY
Hospital Refunding RB
  (McCullough-Hyde Memorial
  Hospital Inc) Series 2003B1
  8.00%, 10/01/08 (a)(b)                                    7,700          7,700
FRANKLIN CNTY
Hospital Facilities RB (OhioHealth
  Corp) Series 2006
  8.15%, 10/01/08 (a)(b)(c)                                10,500         10,500

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
LORAIN CNTY
Hospital Facilities Refunding
  Bonds (EMH Regional Medical
  Center) Series 2008
  10.00%, 10/02/08 (a)(b)                                   5,000          5,000
LUCAS CNTY
GO Limited Tax BAN Series 2008
  1.70%, 07/30/09                                           7,500          7,579
OHIO
Common Schools GO Bonds
  Series 2006D
  5.00%, 10/02/08 (a)(c)(d)                                 3,370          3,370
WASHINGTON CNTY
RB (Marietta Health Care) Series
  2003
  9.13%, 10/03/08 (a)(b)(c)                                 4,870          4,870
                                                                     -----------
                                                                          39,019
OKLAHOMA 0.1%
--------------------------------------------------------------------------------
TULSA INDUSTRIAL AUTH
Refunding RB (The Univ of Tulsa)
  Series 1996A
  4.69%, 10/02/08 (a)(b)(c)(d)                              4,390          4,390
OREGON 0.3%
--------------------------------------------------------------------------------
OREGON HEALTH, HOUSING, EDUCATIONAL
  & CULTURAL FACILITIES AUTH
RB (Assumption Village Assisted
  Living) Series 2001A
  8.00%, 10/02/08 (a)(b)                                    8,120          8,120
PENNSYLVANIA 3.1%
--------------------------------------------------------------------------------
ALLEGHENY CNTY HOSPITAL
  DEVELOPMENT AUTH
RB (Univ of Pittsburgh Medical
  Center) Series 2007B1
  5.26%, 10/02/08 (a)(b)(c)(d)                              5,360          5,360
EAST STROUDSBURG SD
GO Notes Series 2007
  5.41%, 10/02/08 (a)(b)(c)(d)                              4,150          4,150
LEHIGH CNTY GENERAL PURPOSE AUTH
  College RB (Muhlenberg College)
  Series 2008
  7.50%, 10/02/08 (a)(b)                                    1,560          1,560
  Hospital RB (Lehigh Valley Health
  Network) Series 2005B
  6.31%, 10/02/08 (a)(b)(c)(d)                              4,995          4,995
MONTGOMERY CNTY IDA
Pollution Control Refunding RB
  (Peco Energy Co) Series 1996A
  1.70%, 12/09/08 (b)                                       7,000          7,000
PENNSYLVANIA INTERGOVERNMENTAL
  COOPERATIVE AUTH
Special Tax Refunding RB
  (Philadelphia Funding Program)
  Series 2008A
  8.35%, 10/02/08 (a)(b)(c)                                 7,750          7,750
PENNSYLVANIA TURNPIKE COMMISSION
  Registration Fee Refunding RB
  Series 2005B
  8.15%, 10/02/08 (a)(b)(c)                                34,635         34,635
  Registration Fee Refunding RB
  Series 2005C
  8.40%, 10/02/08 (a)(b)(c)                                 2,350          2,350
PHILADELPHIA GAS WORKS
RB (1998 General Ordinance)
  Seventh Series & (1975 General
  Ordinance) 19th Series
  4.59%, 10/02/08 (a)(b)(c)(d)                              5,000          5,000
TEMPLE UNIV
Univ Funding Obligations Series
  2008
  1.55%, 04/21/09                                          25,000         25,129
                                                                     -----------
                                                                          97,929
SOUTH CAROLINA 1.2%
--------------------------------------------------------------------------------
DARLINGTON CNTY SD
GO Bonds Series 2005
  5.25%, 10/02/08 (a)(b)(c)(d)                              4,665          4,665
GREENWOOD METROPOLITAN DISTRICT
Sewer System RB Series 2008
  5.63%, 10/02/08 (a)(b)(c)(d)                              5,325          5,325
SOUTH CAROLINA ASSOCIATION OF
  GOVERNMENTAL ORGANIZATIONS
  Installment Purchase RB (Pickens
  Cnty SD) Series 2006
  4.06%, 10/02/08 (a)(b)(c)(d)                              3,990          3,990
  8.46%, 10/02/08 (a)(b)(c)(d)                              6,095          6,095
SOUTH CAROLINA TRANSPORTATION
  INFRASTRUCTURE BANK
Refunding RB Series 2003B2
  8.00%, 10/01/08 (a)(b)                                   17,960         17,960
                                                                     -----------
                                                                          38,035
TENNESSEE 1.1%
--------------------------------------------------------------------------------
BLOUNT CNTY PUBLIC BUILDING AUTH
Local Government Improvement
  Bonds Series E-5-A
  4.70%, 10/01/08 (a)(b)                                    4,500          4,500
SPRINGFIELD HEALTH & EDUCATIONAL
  FACILITIES BOARD
Refunding RB (NorthCrest
  Medical Center) Series 2008
  7.99%, 10/02/08 (a)(b)                                    9,500          9,500
TENNESSEE ENERGY ACQUISITION CORP
Jr Gas Project RB Series 2006B
  5.05%, 10/02/08 (a)(b)(c)(d)                             20,655         20,655
                                                                     -----------
                                                                          34,655
TEXAS 10.7%
--------------------------------------------------------------------------------
ALAMO COMMUNITY COLLEGE DISTRICT
Limited Tax Bonds Series 2007A
  3.87%, 10/02/08 (a)(b)(c)(d)                              3,580          3,580
BROWNSVILLE
Revenue Improvement &
  Refunding Bonds Series 2005A
  3.36%, 10/02/08 (a)(b)(c)(d)                              1,785          1,785
COMAL ISD
Unlimited Tax School Building &
  Refunding Bonds Series 1999
  1.85%, 08/01/09 (b)                                       8,105          8,364

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
CYPRESS-FAIRBANKS ISD
  Unlimited Tax Schoolhouse & Refunding
  Bonds Series 2007
  4.00%, 10/02/08 (a)(b)(c)(d)                              3,830          3,830
  Unlimited Tax Schoolhouse & Refunding
  Bonds Series 2008
  7.99%, 10/02/08 (a)(b)(c)(d)                              2,495          2,495
  Unlimited Tax Schoolhouse Bonds
  Series 2002B
  1.80%, 08/15/09 (b)(c)                                    8,150          8,150
DALLAS AREA RAPID TRANSIT
Sr Lien Sales Tax Refunding RB
  Series 2007
  4.32%, 10/02/08 (a)(b)(c)(d)                              8,605          8,605
DALLAS ISD
TRAN Series 2008-2009
  1.96%, 02/13/09                                          11,500         11,544
DALLAS WATER & SEWER UTILITIES
Refunding & Improvement RB
  Series 2006
  4.31%, 10/02/08 (a)(b)(c)(d)                              4,990          4,990
DICKINSON ISD
Unlimited Tax Schoolhouse Bonds
  Series 2008A
  1.65%, 08/01/09 (b)(c)                                   15,000         15,166
HARRIS CNTY
  Toll Road Sr Lien Refunding RB
  Series 2007A
  4.76%, 10/02/08 (a)(b)(c)(d)                              9,600          9,600
  Unlimited Tax & Subordinate Lien
  Refunding RB Series 2007C
  4.83%, 10/02/08 (a)(b)(c)(d)                             12,965         12,965
HARRIS CNTY HEALTH FACILITIES
  DEVELOPMENT CORP
Hospital Refunding RB (Memorial
  Hermann Healthcare System)
  Series 2008A
  8.60%, 10/01/08 (a)(b)(c)                                12,000         12,000
HOUSTON
  Combined Utility System First Lien
  Refunding RB Series 2007A
  4.70%, 10/02/08 (a)(b)(c)(d)                              4,950          4,950
  4.76%, 10/02/08 (a)(b)(c)(d)                              4,300          4,300
  Public Improvement Refunding
  Bonds Series 2006D
  4.47%, 10/02/08 (a)(b)(c)(d)                              3,195          3,195
  Public Improvement Refunding
  Bonds Series 2007A
  4.77%, 10/02/08 (a)(b)(c)(d)                              1,200          1,200
LAMAR CONSOLIDATED ISD
  Unlimited Tax Schoolhouse Refunding
  Bonds Series 2008
  4.05%, 10/02/08 (a)(b)(c)(d)                              3,245          3,245
  Unlimited Tax Schoolhouse Bonds
  Series 2004
  1.85%, 09/08/09 (b)(c)                                    2,905          2,905
METROPOLITAN HIGHER EDUCATION AUTH
Higher Education RB (Univ of
  Dallas) Series 2008
  7.95%, 10/02/08 (a)(b)                                    7,100          7,100
NORTH TEXAS MUNICIPAL WATER DISTRICT
RB Series 2006
  4.41%, 10/02/08 (a)(b)(c)(d)                              7,295          7,295
NORTH TEXAS TOLLWAY AUTH
System Refunding RB Series
  2008A
  5.01%, 10/02/08 (a)(b)(c)(d)                              9,990          9,990
NORTHSIDE ISD
Unlimited Tax School Building
  Bonds Series 2007A
  3.70%, 06/01/09 (b)(c)                                    1,000          1,014
PORT ARTHUR ISD
Unlimited Tax School Building
  Bonds Series 2008
  4.80%, 10/02/08 (a)(b)(c)(d)                             10,760         10,760
RED RIVER EDUCATION FINANCE CORP
Higher Education RB (Texas
  Christian Univ) Series 2007
  3.80%, 10/02/08 (a)(b)(c)(d)                              5,185          5,185
ROUND ROCK ISD
Unlimited Tax School Building
  Bonds Series 2007
  4.32%, 10/02/08 (a)(b)(c)(d)                             10,755         10,755
SAN ANTONIO
  Combination Tax & Revenue Certificates
  of Obligation Series 2006
  4.26%, 10/02/08 (a)(c)(d)                                 8,910          8,910
  Electric & Gas Systems Refunding RB
  New Series 2007
  4.23%, 10/02/08 (a)(c)(d)                                10,245         10,245
  Refunding RB (Water System)
  Series 2005
  4.75%, 10/02/08 (a)(b)(c)(d)                              6,000          6,000
  Water System CP Notes Series A
  1.63%, 12/04/08 (c)                                       5,000          5,000
SOCORRO ISD
Unlimited Tax School Building
  Bonds Series 2006A
  4.54%, 10/02/08 (a)(b)(c)(d)                              3,395          3,395
SPRING ISD
Unlimited Tax Schoolhouse &
  Refunding Bonds Series 2008A
  4.06%, 10/02/08 (a)(b)(c)(d)                              3,835          3,835
TARRANT CNTY CULTURAL EDUCATION
  FACILITIES FINANCE CORP
Refunding RB (Texas Health
  Resources System) Series
  2007A
  4.15%, 10/02/08 (a)(c)(d)                                10,515         10,515
TEXAS A&M BOARD OF REGENTS
Permanent Univ Fund Bonds
  Series 1998
  4.70%, 10/02/08 (a)(c)(d)                                 5,960          5,960
TEXAS MUNICIPAL GAS ACQUISITION &
  SUPPLY CORP II
Gas Supply RB Series 2007AB
  9.40%, 10/02/08 (a)(b)(c)(d)                             17,500         17,500
TEXAS SOUTHMOST COLLEGE DISTRICT
Limited Tax Bonds Series 2006
  4.38%, 10/02/08 (a)(b)(c)(d)                             10,740         10,740

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
TEXAS TRANSPORTATION COMMISSION
  First Tier RB Series 2007
  4.26%, 10/02/08 (a)(c)(d)                                15,650         15,650
  GO Mobility Fund Bonds Series 2005A
  6.65%, 10/02/08 (a)(c)(d)                                 1,525          1,525
  GO Mobility Fund Bonds Series 2006A
  6.61%, 10/02/08 (a)(c)(d)                                 1,850          1,850
  GO Mobility Fund Bonds Series 2007
  6.63%, 10/02/08 (a)(c)(d)                                 4,250          4,250
UNIV OF HOUSTON SYSTEM
  Consolidated Refunding RB Series 2008
  5.25%, 10/02/08 (a)(b)(c)(d)                              6,625          6,625
  6.02%, 10/02/08 (a)(b)(c)(d)                              8,310          8,310
UNIV OF TEXAS
  Permanent Univ Fund Notes Series A
  1.55%, 10/08/08                                          15,000         15,000
  1.60%, 10/09/08                                           4,000          4,000
  1.60%, 11/10/08                                           6,000          6,000
  Permanent Univ Fund Refunding
  Bonds Series 2006B
  3.93%, 10/02/08 (a)(c)(d)                                16,718         16,718
                                                                     -----------
                                                                         336,996
UTAH 0.3%
--------------------------------------------------------------------------------
UTAH TRANSIT AUTH
  Sales Tax RB Series 2008A
  6.14%, 10/02/08 (a)(b)(c)(d)                              5,000          5,000
  Subordinated Sales Tax Refunding
  RB Series 2007A
  4.42%, 10/02/08 (a)(b)(c)(d)                              4,841          4,841
                                                                     -----------
                                                                           9,841
VIRGINIA 1.7%
--------------------------------------------------------------------------------
CHESTERFIELD CNTY ECONOMIC
  DEVELOPMENT AUTH
RB (Bon Secours Health System)
  Series 2008C1
  8.05%, 10/01/08 (a)(b)(c)                                 8,100          8,100
NORFOLK ECONOMIC DEVELOPMENT AUTH
Hospital Facilities RB (Sentara
  Healthcare) Series 2004B
  7.85%, 10/01/08 (a)(b)                                   25,000         25,000
VIRGINIA COLLEGE BUILDING AUTH
Educational Facilities RB (Public
  Higher Education Financing
  Program) Series 2006A
  4.25%, 10/02/08 (a)(c)(d)                                 4,125          4,125
WINCHESTER IDA
Hospital RB (Winchester Medical
  Center) Series 1991
  6.17%, 10/02/08 (a)(b)(c)(d)                             14,590         14,590
                                                                     -----------
                                                                          51,815
WASHINGTON 5.9%
--------------------------------------------------------------------------------
CASCADE WATER ALLIANCE
Water System RB Series 2006
  4.41%, 10/02/08 (a)(b)(c)(d)                              8,640          8,640
CENTRAL PUGET SOUND REGIONAL
  TRANSIT AUTH
Sales Tax Bonds Series 2007A
  4.30%, 10/02/08 (a)(b)(c)(d)                              3,295          3,295
ISSAQUAH SD NO. 411
Unlimited Tax GO Bonds 2008
  1.79%, 06/01/09 (b)                                       4,750          4,819
KING CNTY
  Sewer Refunding RB Second
  Series 2006
  4.78%, 10/02/08 (a)(b)(c)(d)                              3,340          3,340
  6.19%, 10/02/08 (a)(b)(c)(d)                              9,095          9,095
SEATTLE
  Drainage & Wastewater RB 2008
  4.74%, 10/02/08 (a)(b)(c)(d)                              5,000          5,000
  Limited Tax GO Improvement &
  Refunding Bonds Series 2002
  4.83%, 10/02/08 (a)(b)(c)(d)                             10,685         10,685
  Limited Tax GO Improvement &
  Refunding Bonds Series 2008
  5.25%, 10/02/08 (a)(c)(d)                                 4,535          4,535
  Water System Refunding RB
  Series 2006
  4.54%, 10/02/08 (a)(b)(c)(d)                              2,510          2,510
TACOMA WATER SYSTEM
Regional Water Supply System
  RB 2002
  4.99%, 10/02/08 (a)(b)(c)(d)                              8,680          8,680
UNIV OF WASHINGTON
RB Series 2007
  4.40%, 10/02/08 (a)(b)(c)(d)                              9,985          9,985
WASHINGTON
  GO Bonds Series 2002C
  8.49%, 10/02/08 (a)(b)(c)(d)                              9,450          9,450
  GO Bonds Series 2003A
  4.35%, 10/02/08 (a)(b)(c)(d)                              5,170          5,170
  GO Bonds Series 2009B
  4.59%, 10/02/08 (a)(c)(d)                                 4,280          4,280
  GO Refunding Bonds Series R93A
  1.75%, 09/01/09                                           1,500          1,554
  Motor Vehicle Fuel Tax GO Bonds
  Series 2003C
  4.34%, 10/02/08 (a)(b)(c)(d)                              5,920          5,920
  Motor Vehicle Fuel Tax GO Bonds
  Series 2003F
  4.68%, 10/02/08 (a)(b)(c)(d)                             15,075         15,075
  Motor Vehicle Fuel Tax GO Bonds
  Series 2008A
  4.75%, 10/02/08 (a)(c)(d)                                 1,315          1,315
  Motor Vehicle Fuel Tax GO Bonds
  Series 2008B
  4.62%, 10/02/08 (a)(b)(c)(d)                             15,000         15,000
  Various Purpose GO Bonds
  Series 2004A
  4.76%, 10/02/08 (a)(b)(c)(d)                              8,200          8,200
  Various Purpose GO Bonds
  Series 2006D
  4.29%, 10/02/08 (a)(b)(c)(d)                             20,480         20,480
  Various Purpose GO Bonds
  Series 2008C
  4.04%, 10/02/08 (a)(c)(d)                                 4,955          4,955

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
WASHINGTON HEALTH CARE FACILITIES
  AUTH
  RB (Kadlec Medical Center) Series 2006B
  8.40%, 10/01/08 (a)(b)(c)                                 4,000          4,000
  RB (Providence Health & Services)
  Series 2006A
  4.68%, 10/02/08 (a)(b)(c)(d)                             19,820         19,820
                                                                     -----------
                                                                         185,803
WEST VIRGINIA 0.0%
--------------------------------------------------------------------------------
MONONGALIA COUNTY BUILDING
  COMMISSION
Hospital Refunding &
  Improvement RB (Monongalia
  General Hospital) Series 2008A
  8.10%, 10/02/08 (a)(b)                                     200             200
WISCONSIN 2.3%
---------------------------------------------------------------------------------
WISCONSIN
  RB Series 2005A
  4.21%, 10/02/08 (a)(b)(c)(d)                              7,552          7,552
  Transportation RB Series 2007A
  4.21%, 10/02/08 (a)(b)(c)(d)                              8,065          8,065
WISCONSIN HEALTH & EDUCATIONAL
  FACILITIES AUTH
  Health Care Facilities RB (Essentia
  Health Obligated Group) Series 2008B1
  6.15%, 10/01/08 (a)(b)(c)                                12,975         12,975
  RB (Aurora Health Care) Series 1997
  4.13%, 10/02/08 (a)(b)(c)(d)                             25,335         25,335
  RB (Children's Hospital of Wisconsin)
  Series 2008B
  2.50%, 10/15/09                                          17,300         17,300
                                                                     -----------
                                                                          71,227
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $2,963,539)                                                      2,963,539
                                                                     -----------

END OF INVESTMENTS.

At 09/30/08, the tax basis cost of the fund's investments was $2,963,539.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,639,738 or 52.3% of net assets.

BAN  -- Bond anticipation note
COP  -- Certificate of participation
CP   -- Commercial paper
GO   -- General obligation
HFA  -- Housing finance agency
IDA  -- Industrial development authority
IDB  -- Industrial development board
IDRB -- Industrial development revenue bond
ISD  -- Independent school district
RB   -- Revenue bond
SD   -- School district
TAN  -- Tax anticipation note
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note
USD  -- Unified school district

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

SCHWAB AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                       SECURTIES
--------------------------------------------------------          --------------
Level 1 - Quoted Prices                                                       $0
Level 2 - Other Significant Observable Inputs                          2,963,539
Level 3 - Significant Unobservable Inputs                                      0
                                                                  --------------
TOTAL                                                                 $2,963,539
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB GOVERNMENT MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   73.2%  FEDERAL AGENCY                                9,345,931      9,345,931
          SECURITIES
   26.7%  OTHER INVESTMENTS                             3,402,091      3,402,091
--------------------------------------------------------------------------------
   99.9%  TOTAL INVESTMENTS                            12,748,022     12,748,022
    0.1%  OTHER ASSETS AND
          LIABILITIES, NET                                                13,052
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                  12,761,074

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
FEDERAL AGENCY SECURITIES  73.2% OF NET ASSETS

FIXED-RATE COUPON NOTES  12.1%
--------------------------------------------------------------------------------
FANNIE MAE
  2.45%, 10/15/08                                         100,000        100,075
  2.20%, 01/15/09                                          46,207         46,605
  2.40%, 01/23/09                                          36,600         36,888
FEDERAL HOME LOAN BANK
  2.45%, 10/10/08                                          40,000         39,998
  2.39%, 10/17/08                                          64,350         64,345
  2.20%, 10/24/08                                         100,000         99,999
  2.47%, 10/24/08                                          27,280         27,316
  2.14%, 10/27/08                                          45,000         45,057
  2.25%, 11/14/08                                          75,025         75,143
  2.32%, 11/14/08                                          30,000         30,045
  2.57%, 11/21/08                                           6,125          6,141
  2.33%, 12/05/08                                          30,000         30,002
  2.20%, 01/14/09                                           2,220          2,239
  2.19%, 01/15/09                                          40,000         39,998
  2.34%, 01/15/09                                          40,000         39,998
  2.20%, 01/16/09                                          50,000         50,434
  2.41%, 02/06/09                                          30,000         30,015
  2.72%, 02/20/09                                          30,000         30,000
  2.56%, 03/17/09                                          75,000         74,975
  2.85%, 03/17/09                                           2,381          2,381
  2.52%, 03/24/09                                          30,000         30,000
  2.30%, 04/01/09                                          30,000         29,983
  2.33%, 04/21/09                                          30,000         30,000
  2.45%, 04/29/09                                          50,000         50,004
  2.58%, 04/30/09                                          30,000         30,000
  2.73%, 06/04/09                                          40,000         40,000
  2.73%, 06/10/09                                          75,000         75,000
  2.98%, 06/18/09                                          30,000         30,000
  2.79%, 09/24/09                                          40,000         39,998
FREDDIE MAC
  2.64%, 12/19/08                                          15,000         15,062
  2.40%, 01/12/09                                          25,000         25,099
  2.25%, 03/05/09                                          23,000         23,238
  2.41%, 04/07/09                                          30,000         29,999
  2.25%, 04/15/09                                          68,743         69,145
  2.79%, 06/09/09                                          50,000         50,000
  2.90%, 06/12/09                                          40,000         39,901
  3.61%, 06/12/09                                          40,930         40,828
  2.45%, 07/15/09                                          27,000         27,374
                                                                     -----------
                                                                       1,547,285
FIXED-RATE DISCOUNT NOTES  45.1%
--------------------------------------------------------------------------------
FANNIE MAE
  2.17%, 10/01/08                                          50,000         50,000
  2.40%, 10/21/08                                         100,000         99,867
  2.72%, 11/03/08                                          39,500         39,402
  2.77%, 11/03/08                                         156,938        156,542
  2.36%, 11/04/08                                           2,000          1,996
  2.29%, 11/05/08                                           7,500          7,483
  2.51%, 11/05/08                                          80,000         79,806
  2.51%, 11/10/08                                          50,700         50,559
  2.53%, 11/19/08                                           8,443          8,414
  2.16%, 11/25/08                                          70,000         69,770
  2.62%, 12/03/08                                          77,600         77,247
  2.17%, 12/10/08                                         200,000        199,160
  2.72%, 12/15/08                                         200,000        198,875
  2.87%, 12/19/08                                         182,387        181,246
  2.80%, 12/22/08                                          40,000         39,748
  2.53%, 12/23/08                                          44,555         44,297
  2.55%, 12/23/08                                          42,000         41,756
  2.75%, 01/07/09                                          20,000         19,852
  2.84%, 01/16/09                                          19,708         19,543
  2.78%, 01/21/09                                           7,500          7,436
  2.86%, 01/21/09                                          36,883         36,559
  2.83%, 01/22/09                                          10,000          9,912
  2.74%, 01/28/09                                          40,000         39,643
  2.85%, 01/28/09                                          12,600         12,483
  2.32%, 02/04/09                                          22,417         22,237
  2.82%, 02/04/09                                          24,108         23,873
  2.80%, 02/11/09                                         200,000        197,961
  2.87%, 02/11/09                                          14,990         14,833
  2.79%, 02/17/09                                          36,000         35,618
  2.84%, 02/17/09                                         100,000         98,919
  2.83%, 02/18/09                                          10,000          9,891
  2.85%, 02/18/09                                          50,000         49,454
  2.89%, 02/18/09                                          40,000         39,557
  2.26%, 02/23/09                                           7,800          7,730
  3.46%, 03/25/09                                          75,000         73,760
FEDERAL HOME LOAN BANK
  2.26%, 10/03/08                                          50,000         49,994
  2.36%, 10/08/08                                         100,000         99,954
  2.40%, 10/10/08                                         100,000         99,940

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  2.35%, 10/15/08                                          14,000         13,987
  2.41%, 10/24/08                                          60,000         59,908
  2.45%, 11/06/08                                         200,000        199,512
  2.33%, 11/07/08                                           5,382          5,369
  2.54%, 11/07/08                                          30,000         29,922
  2.45%, 11/10/08                                          75,000         74,798
  2.28%, 11/14/08                                          40,000         39,890
  2.34%, 11/14/08                                           7,034          7,014
  2.49%, 11/14/08                                         100,000         99,698
  2.55%, 11/17/08                                          40,000         39,868
  2.36%, 11/21/08                                          50,000         49,835
  2.39%, 11/28/08                                          50,000         49,810
  2.56%, 12/03/08                                          23,000         22,894
  2.76%, 12/03/08                                          30,000         29,861
  2.56%, 12/05/08                                          29,657         29,522
  2.20%, 12/10/08                                         100,000         99,574
  2.08%, 12/15/08                                          50,000         49,786
  3.34%, 01/12/09                                          75,000         74,290
  3.23%, 01/15/09                                         208,000        206,040
  2.27%, 01/20/09                                         100,000         99,306
  2.35%, 01/20/09                                          85,663         85,027
  2.84%, 01/20/09                                          20,000         19,848
  3.34%, 01/22/09                                         100,000         98,964
  2.83%, 02/24/09                                          30,000         29,662
  2.59%, 02/25/09                                          50,000         49,479
  2.43%, 03/06/09                                          56,823         56,232
  2.45%, 03/09/09                                          50,000         49,466
  2.52%, 03/13/09                                          24,000         23,729
  2.54%, 03/13/09                                          50,000         49,432
  2.94%, 03/16/09                                          50,000         49,331
  2.50%, 03/17/09                                          50,000         49,427
FREDDIE MAC
  2.34%, 10/06/08                                          75,000         74,976
  2.35%, 10/06/08                                          50,000         49,984
  2.36%, 10/07/08                                         100,000         99,961
  2.38%, 10/10/08                                           1,565          1,564
  2.54%, 10/14/08                                          40,000         39,964
  2.35%, 10/16/08                                         140,000        139,863
  2.66%, 10/22/08                                          10,000          9,985
  3.39%, 10/27/08                                          50,000         49,914
  2.40%, 10/30/08                                          50,000         49,904
  2.14%, 11/03/08                                          41,055         40,976
  2.44%, 11/07/08                                          30,000         29,925
  2.52%, 11/10/08                                         100,000         99,721
  2.54%, 11/10/08                                          45,247         45,120
  2.65%, 11/10/08                                           4,000          3,988
  2.43%, 11/12/08                                          50,000         49,859
  2.21%, 11/17/08                                          17,000         16,952
  2.45%, 11/18/08                                          77,000         76,751
  2.29%, 11/24/08                                          50,000         49,831
  2.75%, 11/24/08                                           4,975          4,955
  2.33%, 12/01/08                                          50,000         49,805
  2.10%, 12/08/08                                           6,000          5,977
  2.70%, 12/15/08                                          40,000         39,778
  2.55%, 12/19/08                                          80,000         79,558
  2.75%, 01/05/09                                          31,000         30,776
  2.83%, 01/05/09                                          10,000          9,925
  2.70%, 01/12/09                                          90,000         89,312
  2.71%, 01/20/09                                         100,000         99,174
  2.77%, 02/02/09                                          15,682         15,535
  2.84%, 02/02/09                                          50,000         49,518
  2.33%, 02/09/09                                          34,000         33,714
  2.74%, 02/09/09                                          47,000         46,537
  2.75%, 02/09/09                                          40,000         39,606
  2.88%, 03/02/09                                          36,504         36,066
  2.89%, 03/02/09                                          25,775         25,465
  2.62%, 09/14/09                                          13,334         13,005
                                                                     -----------
                                                                       5,754,742
VARIABLE-RATE COUPON NOTES 16.0%
--------------------------------------------------------------------------------
FANNIE MAE
  2.74%, 10/21/08                                         100,000        100,000
  2.75%, 11/12/08                                          50,000         49,993
FEDERAL FARM CREDIT BANK
  2.32%, 10/16/08                                          50,000         50,000
FEDERAL HOME LOAN BANK
  2.44%, 10/06/08                                          50,000         50,000
  2.62%, 10/07/08                                          50,000         50,027
  2.59%, 10/08/08                                          75,000         75,040
  2.59%, 10/09/08                                         120,000        120,050
  2.62%, 10/10/08                                          75,000         75,000
  2.63%, 10/11/08                                          25,000         25,023
  2.61%, 10/14/08                                          50,000         50,000
  3.10%, 10/23/08                                          75,000         74,898
  3.63%, 10/28/08                                          40,000         39,978
  2.62%, 11/05/08                                         100,000        100,000
  2.61%, 11/18/08                                          50,000         50,000
  2.69%, 11/18/08                                         100,000        100,014
  2.62%, 11/19/08                                          50,000         49,999
  2.77%, 11/19/08                                          50,000         49,975
  2.63%, 11/20/08                                          75,000         75,000
  2.63%, 11/20/08                                          50,000         50,000
  2.67%, 11/23/08                                          50,000         49,998
  2.59%, 11/27/08                                          75,000         75,006
  2.58%, 12/01/08                                          50,000         49,998
  2.58%, 12/04/08                                          30,000         30,003
  2.60%, 12/04/08                                          50,000         50,000
  2.61%, 12/04/08                                          50,000         50,000
  2.82%, 12/10/08                                          50,000         50,000
  2.64%, 12/15/08                                          50,000         49,981
  3.31%, 12/26/08                                          45,000         44,999
  3.77%, 12/29/08                                          50,000         50,000
FREDDIE MAC
  2.39%, 10/06/08                                         100,000        100,000
  2.41%, 10/07/08                                          20,000         19,974
  2.41%, 10/08/08                                          50,000         49,987
  2.41%, 10/13/08                                          14,000         13,998
  2.61%, 12/05/08                                         125,000        124,963
                                                                     -----------
                                                                       2,043,904
                                                                     -----------
TOTAL FEDERAL AGENCY SECURITIES
(COST $9,345,931)                                                      9,345,931
                                                                     -----------

SCHWAB GOVERNMENT MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         FACE/
                                                       MATURITY
ISSUER                                                   AMOUNT         VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
OTHER INVESTMENTS  26.7% OF NET ASSETS

REPURCHASE AGREEMENTS  26.7%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of
  $1,213,800 2.00%, issued 09/30/08,
    due 10/01/08                                        1,190,066      1,190,000
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of
  $1,213,800 2.20%, issued 09/30/08,
    due 10/01/08                                        1,190,073      1,190,000
CREDIT SUISSE SECURITIES (USA) L.L.C.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of
  $10,295 1.80%, issued 09/30/08,
    due 10/01/08                                           10,091         10,091
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of
  $1,032,240 2.50%, issued 09/30/08,
    due 10/01/08                                        1,012,070      1,012,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $3,402,091)                                                      3,402,091
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $12,748,022.

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                                       $0
Level 2 - Other Significant Observable Inputs                         12,748,022
Level 3 - Significant Unobservable Inputs                                      0
                                                                  --------------
TOTAL                                                                $12,748,022
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   98.1%  MUNICIPAL
          SECURITIES                                      446,522        446,522
--------------------------------------------------------------------------------
   98.1%  TOTAL INVESTMENTS                               446,522        446,522
    1.9%  OTHER ASSETS AND
          LIABILITIES                                                      8,694
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                     455,216

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
MUNICIPAL SECURITIES  98.1% OF NET ASSETS

MASSACHUSETTS  92.7%
--------------------------------------------------------------------------------
BEDFORD
BAN
  1.50%, 07/24/09                                           7,500          7,560
EDGARTOWN
BAN
  2.84%, 01/16/09                                           4,000          4,005
LOWELL
BAN Series A
  1.75%, 09/18/09                                           7,000          7,066
MASSACHUSETTS
  GO Bonds Consolidated Loan
  Series 2002D
  8.76%, 10/02/08 (a)(b)(c)(d)                              2,900          2,900
  GO Bonds Consolidated Loan
  Series 2005A
  8.46%, 10/02/08 (a)(b)(c)(d)                              2,500          2,500
  GO Bonds Consolidated Loan
  Series 2006B
  4.40%, 10/01/08 (a)(c)                                    1,100          1,100
  GO Bonds Consolidated Loan
  Series 2007C
  1.82%, 08/01/09 (b)                                       4,815          4,941
  4.76%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
  6.13%, 10/02/08 (a)(b)(c)(d)                              1,850          1,850
  GO Refunding Bonds Series 1993C
  1.78%, 08/01/09 (b)                                       6,425          6,648
  GO Refunding Bonds Series 2004A
  4.31%, 10/02/08 (a)(b)(c)(d)                              1,300          1,300
  4.75%, 10/02/08 (a)(b)(c)(d)                              3,710          3,710
  GO Refunding Bonds Series 2006B
  4.75%, 10/02/08 (a)(b)(c)(d)                              6,165          6,165
  Special Obligation Dedicated Tax
  Refunding RB Series 2005
  4.59%, 10/02/08 (a)(b)(c)(d)                             18,430         18,430
  TECP Series F
  1.62%, 11/05/08 (c)                                      10,000         10,000
MASSACHUSETTS BAY TRANSPORTATION
  AUTH
  Sr Sales Tax Bonds Series 2004C
  4.16%, 10/02/08 (a)(c)(d)                                 4,190          4,190
  Sr Sales Tax Bonds Series 2005A
  4.10%, 10/02/08 (a)(c)(d)                                 1,300          1,300
  Sr Sales Tax Bonds Series 2006A
  7.37%, 10/02/08 (a)(c)(d)                                 2,395          2,395
  Sr Sales Tax Bonds Series 2007A1
  4.75%, 10/02/08 (a)(c)(d)                                 5,025          5,025
MASSACHUSETTS DEVELOPMENT FINANCE
  AGENCY
  RB (Abby Kelley Foster Charter Public
  School) Series 2008
  8.00%, 10/02/08 (a)(b)                                    2,000          2,000
  RB (Berkshire School) Series 2001
  8.27%, 10/02/08 (a)(b)                                    4,500          4,500
  RB (Boston College) Series P
  6.28%, 10/02/08 (a)(c)(d)                                 5,625          5,625
  RB (Boston Univ) Series U6A
  4.40%, 10/01/08 (a)(b)                                    4,200          4,200
  RB (Boston Univ) Series U6D
  4.25%, 10/01/08 (a)(b)                                    1,900          1,900
  RB (Fay School) Series 2008
  7.96%, 10/02/08 (a)(b)                                    5,400          5,400
  RB (Fessenden School) Series 2001
  8.37%, 10/02/08 (a)(b)                                    2,845          2,845
  RB (Gordon College) Series 2002
  8.28%, 10/02/08 (a)(b)                                    1,970          1,970
  RB (Harvard Univ) Series 2006B1
  3.75%, 10/01/08 (a)                                       5,500          5,500
  RB (Lasell College) Series 2008
  8.00%, 10/02/08 (a)(b)                                    3,000          3,000
  RB (Simmons College) Series G
  7.75%, 10/01/08 (a)(b)                                    4,500          4,500
  RB (Sophia Snow Home) Series 2004A
  7.20%, 10/01/08 (a)(b)                                    1,555          1,555
  RB (Tabor Academy) Series 2007B
  8.28%, 10/01/08 (a)(b)                                    5,310          5,310
  RB (Worcester Academy) Series 2000
  8.28%, 10/02/08 (a)(b)                                    7,500          7,500
  RB (Worcester Academy) Series 2008
  8.00%, 10/02/08 (a)(b)                                    2,500          2,500
  RB (YMCA of Greater Boston)
  Series 2004A
  8.00%, 10/02/08 (a)(b)                                    1,000          1,000
  RB (YMCA of Greater Worcester)
  Series 2006
  8.28%, 10/01/08 (a)(b)                                   10,525         10,525
  Refunding RB (Wentworth Institute of
  Technology) Series 2008
  8.28%, 10/02/08 (a)(b)                                    4,855          4,855

SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
MASSACHUSETTS HEALTH & EDUCATIONAL
  FACILITIES AUTH
  RB (Amherst College) Series H
  2.63%, 10/09/08                                          15,000         15,000
  RB (Boston College) Series M1 & M2
  4.76%, 10/02/08 (a)(c)(d)                                 5,000          5,000
  RB (Boston College) Series M2
  4.35%, 10/02/08 (a)(c)(d)                                 6,529          6,529
  RB (Boston Home) Series 2002B
  8.28%, 10/02/08 (a)(b)                                    2,445          2,445
  RB (Dana-Farber Cancer Institute)
  Series 2008L2
  7.75%, 10/02/08 (a)(b)                                    5,700          5,700
  RB (Harvard Univ) Series 2008B
  4.52%, 10/02/08 (a)(c)(d)                                 4,170          4,170
  5.56%, 10/02/08 (a)(c)(d)                                 2,810          2,810
  RB (Massachusetts Institute of
  Technology) Series 2008N
  4.51%, 10/02/08 (a)(c)(d)                                 4,000          4,000
  4.84%, 10/02/08 (a)(c)(d)                                 1,500          1,500
  RB (Massachusetts Institute of
  Technology) Series I1
  3.94%, 10/02/08 (a)(c)(d)                                12,145         12,145
  RB (Museum of Fine Arts)
  Series 2007A2
  4.00%, 10/01/08 (a)(c)                                    2,800          2,800
  RB (Northeastern Univ) Series 2008T1
  2.25%, 05/14/09                                          12,700         12,700
  RB (Partners HealthCare System)
  Series 2008H1
  1.53%, 12/04/08                                          12,000         12,000
  RB (Pool Loan Program) Series N
  6.25%, 10/01/08 (a)(b)                                    4,900          4,900
  RB (Sherrill House) Series A1
  7.90%, 10/02/08 (a)(b)                                    5,000          5,000
  RB (South Shore Hospital) Series 2008G
  8.10%, 10/02/08 (a)(b)(c)                                10,890         10,890
  RB (Tufts Univ) Series 2008N1
  7.40%, 10/01/08 (a)(c)                                    4,000          4,000
  RB (Wellesley College Issue)
  Series 2008I
  7.65%, 10/02/08 (a)                                       3,000          3,000
  RB (Worcester City Campus Corp - Univ
  of Massachusetts) Series 2007 E&F
  4.06%, 10/02/08 (a)(b)(c)(d)                              2,990          2,990
  Revenue Notes (Harvard Univ)
  Series EE
  1.65%, 12/04/08                                          10,000         10,000
MASSACHUSETTS INDUSTRIAL FINANCE
  AGENCY
RB (New England College of
  Optometry) Series 1997
  8.28%, 10/02/08 (a)(b)                                    5,750          5,750
MASSACHUSETTS PORT AUTH
  RB Series 2005 A&C
  4.09%, 10/02/08 (a)(b)(c)(d)                              6,830          6,830
  RB Series 2005A
  4.29%, 10/02/08 (a)(b)(c)(d)                              5,765          5,765
MASSACHUSETTS SCHOOL BUILDING AUTH
  CP Series A
  1.57%, 10/09/08 (b)                                       5,000          5,000
  1.82%, 11/12/08 (b)                                      10,000         10,000
  Dedicated Sales Tax Bonds
  Series 2005A
  4.55%, 10/02/08 (a)(b)(c)(d)                              2,095          2,095
  Dedicated Sales Tax Bonds
  Series 2007A
  4.42%, 10/02/08 (a)(b)(c)(d)                              1,695          1,695
  4.70%, 10/02/08 (a)(b)(c)(d)                              3,600          3,600
  4.76%, 10/02/08 (a)(b)(c)(d)                              9,000          9,000
MASSACHUSETTS WATER POLLUTION
  ABATEMENT TRUST
  Pool Program Bonds Series 13
  5.25%, 10/02/08 (a)(c)(d)                                 1,720          1,720
  Pool Program Refunding Bonds
  Series 2006
  4.44%, 10/02/08 (a)(c)(d)                                 7,040          7,040
  4.78%, 10/02/08 (a)(c)(d)                                 1,989          1,989
MASSACHUSETTS WATER RESOURCES
  AUTH
  General RB Series 2007A
  4.47%, 10/02/08 (a)(b)(c)(d)                              4,000          4,000
  General RB Series 2008A
  6.79%, 10/02/08 (a)(b)(c)(d)                              3,030          3,030
  General Refunding RB Series 2005B
  4.30%, 10/02/08 (a)(b)(c)(d)                             15,380         15,380
  General Refunding RB Series 2007B
  4.64%, 10/02/08 (a)(b)(c)(d)                              5,000          5,000
  4.66%, 10/02/08 (a)(b)(c)(d)                              8,900          8,900
  4.79%, 10/02/08 (a)(b)(c)(d)                              7,185          7,185
REVERE
GO BAN
  1.79%, 10/30/08                                           8,474          8,480
SHREWSBURY
BAN Series B
  3.29%, 11/21/08                                           6,100          6,104
                                                                     -----------
                                                                         421,912
PUERTO RICO  5.4%
--------------------------------------------------------------------------------
PUERTO RICO
  Public Improvement Bonds
  Series 2001A
  8.02%, 10/02/08 (a)(b)(c)(d)                              7,745          7,745
  Public Improvement Refunding Bonds
  Series 2001
  7.50%, 10/02/08 (a)(b)(c)(d)                             11,000         11,000
PUERTO RICO HOUSING FINANCE CORP
Capital Fund Modernization
  Program Subordinate Bonds
  Series 2008
  1.96%, 12/01/08                                           5,855          5,865
                                                                     -----------
                                                                          24,610
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $446,522)                                                          446,522
                                                                     -----------

SCHWAB MASSACHUSETTS AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $446,522

(a) Variable-rate security.

(b) Credit-enhanced security.

(c) Liquidity-enhanced security.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $206,508 or 45.4% of net assets.

BAN  -- Bond anticipation note
GO   -- General obligation
RB   -- Revenue bond
TECP -- Tax-exempt commercial paper

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                                       $0
Level 2 - Other Significant Observable Inputs                            446,522
Level 3 - Significant Unobservable Inputs                                      0
                                                                  --------------
TOTAL                                                                   $446,522
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST            VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   83.2%  FIXED-RATE
          OBLIGATIONS                                  11,978,608     11,978,608
    9.6%  VARIABLE-RATE
          OBLIGATIONS                                   1,377,012      1,377,012
    4.7%  OTHER INVESTMENTS                               675,744        675,744
    2.1%  U.S. GOVERNMENT
          SECURITY                                        299,761        299,761
--------------------------------------------------------------------------------
   99.6%  TOTAL INVESTMENTS                            14,331,125     14,331,125
    0.4%  OTHER ASSETS AND
          LIABILITIES, NET                                                60,142
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                  14,391,267

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
FIXED-RATE OBLIGATIONS 83.2% OF NET ASSETS

BANK NOTES  1.6%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  2.76%, 11/04/08                                         132,000        132,000
  2.86%, 01/12/09                                          90,000         90,000
                                                                     -----------
                                                                         222,000
CERTIFICATES OF DEPOSIT 40.8%
--------------------------------------------------------------------------------
ABBEY NATIONAL TREASURY
  SERVICES PLC
  3.10%, 01/27/09 (a)                                      75,000         75,000
ABN AMRO BANK N.V.
  3.11%, 02/23/09                                          40,000         40,002
ALLIED IRISH BANK PLC
  2.75%, 10/21/08                                          44,000         44,000
AUSTRALIA & NEW ZEALAND BANKING
  GROUP LTD.
  2.78%, 10/07/08                                         147,000        147,000
  2.75%, 11/04/08                                          23,000         23,000
  2.77%, 11/24/08                                          36,000         36,007
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  2.54%, 10/22/08                                          13,000         13,003
  2.77%, 11/07/08                                         165,000        165,000
BANCO SANTANDER CENTRAL
  HISPANO S.A.
  3.10%, 01/20/09                                           5,000          5,000
BANK OF NOVA SCOTIA
  2.75%, 10/07/08                                         145,000        145,000
  2.64%, 11/17/08                                          77,000         77,000
BANK OF SCOTLAND PLC
  3.10%, 10/22/08                                          57,000         57,013
BANK OF THE WEST
  2.79%, 10/16/08                                          75,000         75,000
BANK OF TOKYO MITSUBISHI UFJ
  LTD.
  2.69%, 11/05/08                                         150,000        150,000
BARCLAYS BANK PLC
  2.82%, 11/20/08                                          88,000         88,001
  2.62%, 12/18/08                                         101,000        101,000
  3.18%, 02/20/09                                         107,000        107,000
BNP PARIBAS
  2.75%, 10/08/08                                         300,000        300,000
  2.75%, 10/23/08                                          17,000         17,000
  3.06%, 01/16/09                                           2,000          2,000
  3.08%, 01/23/09                                          25,000         25,000
  3.09%, 03/11/09                                         125,000        125,000
  3.05%, 03/12/09                                          38,000         38,000
CALYON
  3.13%, 02/06/09                                           8,000          8,000
  3.14%, 03/02/09                                          50,000         50,000
CHASE BANK (USA)
  2.82%, 01/09/09                                         159,000        159,000
  2.95%, 03/16/09                                          60,000         60,000
CITIBANK, N.A.
  2.45%, 10/17/08                                          93,000         93,012
COMMONWEALTH BANK OF AUSTRALIA
  2.74%, 10/22/08                                          50,000         50,000
  2.66%, 11/05/08                                          28,000         28,000
  2.76%, 11/21/08                                          45,000         45,000
CREDIT AGRICOLE S.A.
  2.64%, 10/03/08                                          60,000         60,000
  2.72%, 10/06/08                                         173,000        173,000
CREDIT SUISSE
  3.13%, 01/23/09                                          20,000         20,000
FORTIS BANK
  2.80%, 10/22/08                                         109,000        109,000
HSBC BANK PLC
  3.13%, 01/30/09                                          95,000         95,002
HSBC BANK USA
  3.08%, 02/27/09                                           6,000          5,999
ING BANK N.V.
  2.64%, 10/02/08                                         125,000        125,000
  2.87%, 11/04/08                                         108,000        108,000
  2.92%, 12/04/08                                          22,000         22,000
  3.12%, 01/16/09                                          21,000         21,000
  3.11%, 02/06/09                                          21,000         21,000
INTESA SANPAOLO
  2.62%, 10/01/08                                          37,000         37,000
  2.83%, 10/23/08                                           9,000          9,000
  3.11%, 03/04/09                                          74,000         74,000

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  3.13%, 03/05/09                                         175,000        175,000
JPMORGAN CHASE BANK
  2.87%, 03/13/09                                          41,000         41,000
LLOYDS TSB BANK PLC
  2.61%, 10/09/08                                          12,000         12,000
  2.61%, 10/16/08                                         110,000        110,000
  2.61%, 10/17/08                                          49,000         49,000
  2.62%, 11/10/08                                          25,000         25,000
  2.61%, 11/17/08                                           4,000          4,000
MITSUBISHI UFJ TRUST & BANKING
  CORP.
  2.82%, 10/27/08                                          39,000         39,000
  2.73%, 11/03/08                                          30,000         30,000
MIZUHO CORPORATE BANK LTD.
  2.65%, 10/06/08                                         140,000        140,000
  2.79%, 10/29/08                                          60,000         60,000
NATIONAL AUSTRALIA BANK LTD.
  2.78%, 10/27/08                                          54,000         54,000
  2.77%, 11/14/08                                          90,000         90,000
  2.94%, 01/14/09                                          20,000         20,000
NORDEA BANK FINLAND PLC
  2.52%, 12/18/08                                         198,000        198,000
RABOBANK NEDERLAND
  2.71%, 10/09/08                                         183,000        183,000
  2.98%, 03/04/09                                         108,000        108,000
ROYAL BANK OF CANADA
  2.75%, 10/08/08                                          28,000         28,000
ROYAL BANK OF SCOTLAND PLC
  3.19%, 12/19/08                                          39,000         39,000
SKANDINAVISKA ENSKILDA BANKEN AB
  2.90%, 11/06/08                                          77,000         77,000
  2.90%, 11/25/08                                          42,000         42,000
SOCIETE GENERALE
  2.92%, 11/03/08                                           2,000          2,000
  2.90%, 11/24/08                                         100,000        100,000
  2.94%, 01/08/09                                          57,000         57,000
STATE STREET BANK & TRUST
  2.71%, 10/07/08                                          50,000         50,000
SUMITOMO MITSUI BANKING CORP.
  2.83%, 10/03/08                                          65,000         65,000
  2.75%, 10/20/08                                         100,000        100,000
  2.80%, 10/21/08                                          17,000         17,000
  2.82%, 10/23/08                                          41,000         41,000
SUMITOMO TRUST & BANKING CO.
  2.80%, 10/24/08                                          93,000         93,000
TORONTO DOMINION BANK
  2.85%, 11/05/08                                         100,000        100,000
  3.01%, 02/17/09                                          27,000         27,000
  3.04%, 02/20/09                                          95,000         95,000
UBS AG
  3.00%, 10/20/08                                          14,000         14,000
  3.00%, 10/21/08                                          50,000         50,000
UNICREDITO ITALIANO S.P.A.
  3.00%, 11/17/08                                          55,000         55,000
  3.15%, 01/23/09                                          55,000         55,001
  3.12%, 01/26/09                                         113,000        113,000
UNION BANK OF CALIFORNIA
  3.10%, 01/05/09                                          23,000         23,000
  3.10%, 03/09/09                                          66,000         66,000
                                                                     -----------
                                                                       5,875,040
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 24.9%
--------------------------------------------------------------------------------
ANZ NATIONAL (INT'L) LTD.
  2.72%, 10/14/08 (a)                                      80,000         79,923
  3.04%, 10/21/08 (a)                                      14,000         13,977
ATLANTIS ONE FUNDING CORP.
  6.50%, 10/01/08 (b)(c)                                  100,000        100,000
  3.11%, 02/17/09 (b)(c)                                   91,000         89,925
BANK OF AMERICA CORP.
  2.83%, 11/19/08                                         170,000        169,352
  3.02%, 01/06/09                                         141,000        139,870
  3.01%, 02/04/09                                          77,000         76,201
BANK OF SCOTLAND PLC
  2.68%, 11/12/08                                          17,000         16,947
CANCARA ASSET SECURITIZATION, L.L.C.
  2.92%, 10/14/08 (a)(b)(c)                                21,000         20,978
  2.92%, 10/23/08 (a)(b)(c)                                50,000         49,911
  2.87%, 11/20/08 (a)(b)(c)                                86,000         85,660
  3.17%, 01/16/09 (a)(b)(c)                                39,000         38,638
CBA (DELAWARE) FINANCE, INC.
  2.75%, 10/08/08 (a)                                      46,000         45,976
CITIGROUP FUNDING, INC.
  2.86%, 10/09/08 (a)                                      33,000         32,979
  2.94%, 10/15/08 (a)                                       5,000          4,994
  3.05%, 10/20/08 (a)                                      50,000         49,920
  3.07%, 10/23/08 (a)                                      35,000         34,935
  3.05%, 11/06/08 (a)                                      18,000         17,946
  3.05%, 11/07/08 (a)                                       2,000          1,994
  3.05%, 11/25/08 (a)                                      29,000         28,866
DAKOTA CP NOTES OF CITIBANK CREDIT
  CARD ISSUANCE TRUST
  2.98%, 10/31/08 (b)(c)                                  160,000        159,607
  2.87%, 11/07/08 (b)(c)                                   12,000         11,965
  2.81%, 11/14/08 (b)(c)                                    6,000          5,980
DANSKE CORP.
  2.90%, 01/08/09 (a)(c)                                  132,000        130,956
FALCON ASSET SECURITIZATION
  CORP.
  5.50%, 10/01/08 (a)(b)(c)                                15,000         15,000
GEMINI SECURITIZATION CORP.,
  L.L.C.
  2.82%, 10/01/08 (a)(b)(c)                               138,000        138,000
GENERAL ELECTRIC CAPITAL CORP.
  2.50%, 10/01/08                                         385,000        385,000
  2.76%, 03/17/09                                          65,000         64,180
  2.76%, 03/18/09                                          65,000         64,175
GENERAL ELECTRIC CAPITAL
  SERVICES
  2.98%, 12/22/08                                          50,000         49,666
GENERAL ELECTRIC CO.
  2.50%, 10/01/08                                          90,000         90,000
GREENWICH CAPITAL HOLDINGS, INC.
  2.72%, 10/02/08 (a)                                      10,000          9,999
  3.21%, 12/29/08 (a)                                       2,000          1,984
JP MORGAN CHASE & CO.
  2.94%, 03/03/09                                         103,000        101,731
  2.87%, 03/16/09                                         117,000        115,473

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
KBC FINANCIAL PRODUCTS
  INTERNATIONAL, LTD.
  3.12%, 03/05/09 (a)(c)                                   21,000         20,722
LLOYDS TSB BANK PLC
  5.00%, 10/01/08                                          10,000         10,000
MONT BLANC CAPITAL CORP.
  2.92%, 10/06/08 (a)(b)(c)                                63,000         62,975
NATIONWIDE BUILDING SOCIETY U.S.
  2.92%, 10/29/08                                          33,000         32,926
  2.92%, 11/05/08                                          53,000         52,851
OLD LINE FUNDING, L.L.C.
  2.80%, 10/01/08 (a)(b)(c)                                83,924         83,924
  2.76%, 11/06/08 (a)(b)(c)                                12,000         11,967
PARK AVENUE RECEIVABLES CO.,
  L.L.C.
  5.50%, 10/01/08 (a)(b)(c)                                30,000         30,000
RABOBANK USA FINANCIAL CORP.
  0.50%, 10/01/08 (a)                                      45,000         45,000
RECKITT BENCKISER TREASURY
  SERVICES PLC
  2.77%, 11/12/08 (a)(c)                                   42,000         41,865
SANTANDER CENTRAL HISPANO
  FINANCE (DELAWARE), INC.
  2.78%, 11/21/08 (a)                                      78,000         77,697
SOLITAIRE FUNDING, L.L.C.
  2.89%, 12/08/08 (a)(b)(c)                                 1,000            995
  3.21%, 01/06/09 (a)(b)(c)                                 9,000          8,923
  3.25%, 01/23/09 (a)(b)(c)                               130,000        128,683
SWEDBANK AB
  2.93%, 10/08/08                                          33,000         32,981
  2.96%, 10/23/08                                          47,000         46,916
THAMES ASSET GLOBAL
  SECURITISATION NO. 1, INC.
  2.83%, 11/20/08 (a)(b)(c)                                29,000         28,887
THUNDER BAY FUNDING CORP., L.L.C.
  2.82%, 10/08/08 (a)(b)(c)                                50,000         49,973
  2.95%, 01/07/09 (a)(b)(c)                                80,800         80,158
TICONDEROGA FUNDING, L.L.C.
  2.81%, 10/08/08 (a)(b)(c)                                15,971         15,962
  2.79%, 11/19/08 (a)(b)(c)                                32,000         31,879
UNICREDIT BANK (IRELAND) PLC
  3.16%, 02/03/09 (a)(c)                                    2,500          2,473
WESTPAC SECURITIES NZ LTD.
  2.53%, 12/15/08 (a)(c)                                   39,000         38,798
WHISTLEJACKET CAPITAL, L.L.C., (SIV)
  5.34%, 02/25/08 (b)(c)(d)(e)                            100,000        100,000
  5.30%, 03/25/08 (b)(c)(d)(e)                             59,000         59,000
  5.33%, 05/19/08 (b)(c)(d)(e)                             17,000         17,000
  5.42%, 06/16/08 (b)(c)(d)(e)                             13,000         13,000
YORKTOWN CAPITAL, L.L.C.
  2.86%, 10/02/08 (a)(b)(c)                                20,160         20,158
                                                                     -----------
                                                                       3,588,421
FIXED-RATE DISCOUNT NOTES 15.9%
--------------------------------------------------------------------------------
FANNIE MAE
  2.43%, 10/06/08                                          87,000         86,971
  2.44%, 10/17/08                                         104,000        103,888
  2.40%, 10/21/08                                         139,000        138,815
  2.64%, 10/22/08                                          74,000         73,887
FEDERAL HOME LOAN BANK
  2.37%, 10/01/08                                          53,200         53,200
  2.28%, 10/02/08                                         106,000        105,993
  2.35%, 10/03/08                                          35,000         34,995
  2.43%, 10/03/08                                          13,000         12,998
  2.05%, 10/07/08                                          57,000         56,980
  2.05%, 10/09/08                                          58,000         57,974
  2.08%, 10/10/08                                         205,000        204,893
  2.12%, 10/10/08                                          90,000         89,952
  2.13%, 10/10/08                                          23,135         23,123
  2.41%, 10/14/08                                         120,000        119,896
  2.36%, 10/20/08                                          60,000         59,926
  2.45%, 11/06/08                                         300,000        299,268
  2.16%, 11/12/08                                          69,000         68,827
  2.13%, 12/15/08                                         140,000        139,382
FREDDIE MAC
  2.41%, 10/14/08                                           6,000          5,995
  2.44%, 10/24/08                                         195,000        194,697
  2.51%, 11/21/08                                         188,000        187,334
  2.11%, 12/23/08                                         175,000        174,153
                                                                     -----------
                                                                       2,293,147
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $11,978,608)                                                    11,978,608
                                                                     -----------

VARIABLE-RATE OBLIGATIONS 9.6% OF NET ASSETS

ABAG FINANCE AUTHORITY FOR
  NONPROFIT CORPS., CALIFORNIA
  9.85%, 10/02/08 (a)                                      17,680         17,680
BANK OF AMERICA, N.A.
  3.00%, 10/30/08                                         300,000        300,000
  3.00%, 11/06/08                                          50,000         50,000
CFM INTERNATIONAL, INC.
  7.85%, 10/06/08 (a)(c)                                    5,935          5,935
CITY OF SANTA ROSA, CALIFORNIA
  9.85%, 10/02/08 (a)                                       8,900          8,900
COMMONWEALTH BANK OF AUSTRALIA
  3.21%, 10/24/08 (c)                                      50,000         50,000
DANSKE CORP.
  2.89%, 11/17/08 (a)(c)                                   80,000         80,000
MERRILL LYNCH & CO., INC.
  2.65%, 10/15/08                                         100,000        100,000
MET LIFE INSURANCE CO. OF CT
  3.53%, 10/24/08 (d)                                     100,000        100,000
MORGAN STANLEY
  2.64%, 10/03/08                                         240,000        240,000
NEW JERSEY ECONOMIC DEVELOPMENT
  AUTHORITY
  3.41%, 10/06/08 (a)                                      39,410         39,410
NORDEA BANK AB
  2.48%, 10/08/08 (c)                                      50,000         50,000
  2.51%, 10/10/08 (c)                                      45,000         45,000
ROYAL BANK OF CANADA
  2.55%, 10/10/08                                          60,000         60,000
SE CHRISTIAN CHURCH, JEFFERSON
  COUNTY, KENTUCKY
  3.68%, 10/02/08 (a)                                       5,085          5,085

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
SOCIETE GENERALE
  2.49%, 10/01/08 (c)                                      60,000         60,000
WELLS FARGO & CO.
  2.64%, 10/15/08 (c)                                     165,000        165,002
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $1,377,012)                                                      1,377,012
                                                                     -----------

                                                    FACE/MATURITY
ISSUER                                                  AMOUNT          VALUE
       RATE, MATURITY DATE                           ($ X 1,000)     ($ X 1,000)
OTHER INVESTMENTS 4.7% OF NET ASSETS

REPURCHASE AGREEMENT 4.7%
--------------------------------------------------------------------------------
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of
  $612,000
  2.20%, issued 09/30/08,
    due 10/01/08                                          600,037        600,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of $5,859
  1.80%, issued 09/30/08,
    due 10/01/08                                            5,744          5,744
DEUTSCHE BANK SECURITIES, INC.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of $20,402
  2.25%, issued 09/30/08,
    due 10/01/08                                           20,001         20,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of $51,003
  1.25%, issued 09/30/08,
    due 10/01/08                                           50,002         50,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $675,744)                                                          675,744
                                                                     -----------

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
U.S. GOVERNMENT SECURITY 2.1% OF NET ASSETS

U.S. TREASURY BILL 2.1%
--------------------------------------------------------------------------------
U.S. TREASURY BILL
  0.99%, 10/30/08                                         300,000        299,761

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $14,331,125.

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,149,899 or 14.9% of net assets.
(d) Illiquid security. At the period end, the value of these amounted to $289,000 or 2.0% of net assets.
(e) Security is in default. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle ("SIV"), experienced an "enforcement event" that has led to the appointment of a Receiver to manage Whistlejacket's operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the funds. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the funds met on February 12, 2008 and, based on the recommendation of the funds' investment adviser, determined that it was not in the best interest of the funds to dispose of the Notes at that time. On
    February 15, 2008, the Security Trustee of Whistlejacket notified the funds that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the funds met on February 21, 2008 and, based on the recommendation of the funds' investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. The Fund is pursuing remedial efforts to obtain repayment of the principal and interest owed on the investment.

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

SCHWAB MONEY MARKET FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                                       $0
Level 2 - Other Significant Observable Inputs                         14,331,125
Level 3 - Significant Unobservable Inputs                                      0
                                                                  --------------
TOTAL                                                                $14,331,125
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   92.4%  MUNICIPAL
          SECURITIES                                   15,542,088     15,542,088
    1.4%  OTHER INVESTMENT
          COMPANIES                                       232,500        232,500
--------------------------------------------------------------------------------
   93.8%  TOTAL INVESTMENTS                            15,774,588     15,774,588
    6.2%  OTHER ASSETS AND
          LIABILITIES, NET                                             1,036,284
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                  16,810,872

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
MUNICIPAL SECURITIES 92.4% OF NET ASSETS
ALABAMA 1.4%
--------------------------------------------------------------------------------
ALABAMA
GO Bonds Series 2007A
  4.65%, 10/02/08 (a)(b)(c)(d)                              6,275          6,275
ALABAMA HOUSING FINANCE AUTH
S/F Mortgage RB Series 2006H
  8.35%, 10/02/08 (a)                                       5,830          5,830
ALABAMA MUNICIPAL FUNDING CORP
Municipal Funding Notes Master
  Series 2006A
  8.01%, 10/02/08 (a)(b)                                   25,795         25,795
ALABAMA PUBLIC SCHOOL & COLLEGE
  AUTH
Capital Improvement Bonds
  Series 2007
  4.18%, 10/02/08 (a)(c)(d)                                 2,385          2,385
ALABAMA SPECIAL CARE FACILITIES
  FINANCING AUTH
RB (Ascension Health Sr Credit
  Group) Series 2006
  6.38%, 10/02/08 (a)(c)(d)                                 8,365          8,365
BIRMINGHAM PUBLIC EDUCATIONAL
  BUILDING AUTH
Student Housing RB Series
  2005A
  7.98%, 10/02/08 (a)(b)                                    6,320          6,320
CHATOM IDB
Gulf Opportunity Zone Bonds
  (PowerSouth Energy
  Cooperative) Series 2008A
  2.00%, 11/14/08 (b)                                      21,500         21,500
DECATUR IDB
Exempt Facilities Refunding RB
  (Nucor Steel Decatur) Series
  2003A
  8.55%, 10/01/08 (a)                                      17,000         17,000
HOOVER
GO Sewer Warrants Series 2007
  4.45%, 10/02/08 (a)(b)(c)(d)                             11,985         11,985
INDIAN SPRINGS VILLAGE
RB (Joseph Bruno Montessori
  Academy) Series 1999
  5.40%, 10/01/08 (a)(b)                                      475            475
JACKSON IDB
IDRB (Specialty Minerals Inc)
  Series 1999
  8.15%, 10/02/08 (a)(b)                                    8,200          8,200
MOBILE BOARD OF WATER & SEWER
RB Series 2006
  4.29%, 10/02/08 (a)(b)(c)(d)                             26,505         26,505
MOBILE SPECIAL CARE FACILITIES
  FINANCING AUTH
  RB (Ascension Health Sr Credit Group)
  Series 2006D
  6.44%, 10/02/08 (a)(c)(d)                                 5,400          5,400
  RB (Infirmary Health System)
  Series 2008A
  8.00%, 10/02/08 (a)(b)                                   15,000         15,000
MONTGOMERY CNTY PUBLIC BUILDING
  AUTH
Revenue Warrants Series 2006
  4.42%, 10/02/08 (a)(b)(c)(d)                             10,735         10,735
MONTGOMERY DOWNTOWN
  REDEVELOPMENT AUTH
Bonds (Southern Poverty Law
  Center) Series 2000
  8.11%, 10/02/08 (a)                                      15,000         15,000
ORANGE BEACH
Sewer Revenue Warrants Series
  2006
  4.06%, 10/02/08 (a)(b)(c)(d)                              1,135          1,135
SCOTTSBORO
School Warrants Series 1997
  8.01%, 10/02/08 (a)(b)                                    2,710          2,710
STEVENSON IDB
Environmental Improvement RB
  (Mead Corp) Series 1997
  8.09%, 10/01/08 (a)(b)                                   23,700         23,700
TUSCALOOSA CNTY
IDRB (Knight Specialties) Series
  1998
  7.95%, 10/01/08 (a)(b)                                      715            715

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
UNIV OF ALABAMA AT BIRMINGHAM
Hospital RB Series 2006A
  4.31%, 10/02/08 (a)(b)(c)(d)                             15,975         15,975
                                                                     -----------
                                                                         231,005

ALASKA  0.4%
--------------------------------------------------------------------------------
ALASKA HOUSING FINANCE CORP
  Collateralized Bonds (Veteran Mortgage
  Program) 2006 First Series A2
  8.56%, 10/02/08 (a)(c)(d)                                 5,500          5,500
  General Housing Purpose Bonds
  Series 2005A
  4.00%, 10/02/08 (a)(b)(c)(d)                              8,625          8,625
  General Mortgage RB Series 2002A
  5.93%, 10/02/08 (a)(c)(d)                                 5,995          5,995
  State Capital Project Bonds
  Series 2006A
  4.07%, 10/02/08 (a)(b)(c)(d)                             27,730         27,730
ALASKA INDUSTRIAL DEVELOPMENT &
  EXPORT AUTH
RB (Providence Health &
  Services) Series 2006H
  4.31%, 10/02/08 (a)(b)(c)(d)                             23,700         23,700
                                                                     -----------
                                                                          71,550

ARIZONA 1.0%
--------------------------------------------------------------------------------
ARIZONA BOARD OF REGENTS
Arizona State Univ System RB
  Series 2007A
  4.28%, 10/02/08 (a)(b)(c)(d)                             10,260         10,260
ARIZONA HEALTH FACILITIES AUTH
RB (Banner Health) Series 2008B
  9.00%, 10/01/08 (a)(b)                                   12,500         12,500
ARIZONA SD
TAN Series 2008
  1.63%, 07/30/09                                          13,000         13,145
ARIZONA TRANSPORTATION BOARD
Highway RB Series 2005B
  4.42%, 10/02/08 (a)(c)(d)                                 2,570          2,570
CHANDLER
GO Bonds Series 2007
  4.22%, 10/02/08 (a)(c)(d)                                10,570         10,570
GLENDALE IDA
  CP Revenue Notes (Midwestern
  Univ Financing Program)
  1.55%, 11/05/08 (b)                                      21,000         21,000
  1.70%, 11/05/08 (b)                                       8,000          8,000
MARICOPA CNTY IDA
M/F Mortgage Refunding RB (San
  Fernando Apts) Series 2004
  8.25%, 10/02/08 (a)(b)                                    7,750          7,750
PHOENIX CIVIC IMPROVEMENT CORP
  Jr Lien Wastewater System RB
  Series 2007
  4.32%, 10/02/08 (a)(b)(c)(d)                             10,345         10,345
  Subordinated Excise Tax RB
  (Civic Plaza Expansion) Series 2005A
  7.42%, 10/02/08 (a)(b)(c)(d)                              4,500          4,500
  Subordinated Excise Tax RB
  (Civic Plaza Expansion) Series 2005A
  4.43%, 10/02/08 (a)(b)(c)(d)                              4,675          4,675
  Subordinated Excise Tax RB
  (Civic Plaza Expansion) Series 2005A
  4.19%, 10/02/08 (a)(b)(c)(d)                              6,885          6,885
PIMA CNTY IDA
IDRB (Tucson Electric Power
  Company) Series 2008B
  8.25%, 10/01/08 (a)(b)                                   10,000         10,000
SALT RIVER PROJECT AGRICULTURAL
  IMPROVEMENT & POWER DISTRICT
  Electric System RB Series 2006A
  4.95%, 10/02/08 (a)(c)(d)                                21,455         21,455
  5.66%, 10/02/08 (a)(c)(d)                                 6,850          6,850
SCOTTSDALE IDA
Hospital RB (Scottsdale
  Healthcare) Series 2006G
  5.84%, 10/02/08 (a)(b)(c)(d)                              3,000          3,000
SCOTTSDALE MUNICIPAL PROPERTY CORP
Excise Tax Refunding RB Series
  2006
  6.40%, 10/02/08 (a)(c)(d)                                 4,595          4,595
SUN DEVIL ENERGY CENTER, LLC
RB (Arizona State Univ) Series
  2008
  8.15%, 10/01/08 (a)(b)(c)                                 5,000          5,000
TEMPE IDA
RB (ASUF Brickyard) Series
  2004A
  7.25%, 10/02/08 (a)(b)                                    1,885          1,885
                                                                     -----------
                                                                         164,985

ARKANSAS 0.1%
--------------------------------------------------------------------------------
ARKANSAS DEVELOPMENT FINANCE AUTH
IDRB (C&C Holding Co) Series
  1998
  7.55%, 10/02/08 (a)(b)                                      370            370
INDEPENDENCE CNTY
IDRB (Townsends) Series 1996
  8.15%, 10/01/08 (a)(b)                                    9,000          9,000
UNIV OF ARKANSAS BOARD OF TRUSTEES
Various Facilities RB (UAMS
  Campus) Series 2006
  1.95%, 03/01/36 (b)(c)(d)                                14,505         14,505
                                                                     -----------
                                                                          23,875

CALIFORNIA 0.7%
--------------------------------------------------------------------------------
CALIFORNIA EDUCATIONAL FACILITIES AUTH
RB (Chapman Univ) Series 2008A
  4.25%, 10/01/08 (a)(b)                                    3,580          3,580
CALIFORNIA HFA
  Home Mortgage RB Series 2007H
  5.75%, 10/01/08 (a)(c)                                   28,705         28,705
  Home Mortgage RB Series 2008E
  5.40%, 10/01/08 (a)(c)                                    4,000          4,000
  Home Mortgage RB Series 2008F
  5.40%, 10/01/08 (a)(c)                                   25,000         25,000
  M/F Housing RB III Series 2008B
  4.50%, 10/01/08 (a)(c)                                    7,485          7,485

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
CALIFORNIA INFRASTRUCTURE & ECONOMIC
  DEVELOPMENT BANK
RB (The RAND Corp) Series
  2008B
  4.25%, 10/01/08 (a)(b)                                   43,500         43,500
LOS ANGELES DEPARTMENT OF WATER &
  POWER
Water System RB Series 2003A
  5.09%, 10/02/08 (a)(b)(c)(d)                              7,080          7,080
                                                                     -----------
                                                                         119,350

COLORADO 2.8%
--------------------------------------------------------------------------------
ARAPAHOE CNTY
Refunding IDRB (Denver
  Jetcenter) Series 1997
  3.25%, 10/01/08 (a)(b)                                    3,500          3,500
ARVADA
Water Enterprise RB Series 2001
  3.14%, 10/01/08 (a)(b)(c)                                 3,335          3,335
COLORADO EDUCATIONAL & CULTURAL
  FACILITIES AUTH
RB (St. John Evangelical Lutheran
  School) Series 2007
  5.57%, 10/01/08 (a)(b)                                   11,815         11,815
COLORADO HEALTH FACILITIES AUTH
  Hospital Refunding RB (NCMC Inc)
  Series 2005
  8.25%, 10/01/08 (a)(b)(c)                                 5,500          5,500
  RB (Catholic Health Initiatives)
  Series 2006A
  6.44%, 10/02/08 (a)(c)(d)                                14,025         14,025
  RB (Exempla Northwest Medical
  Center) Series 2002A
  8.22%, 10/02/08 (a)(b)(c)(d)                             25,460         25,460
COLORADO HFA
Economic Development RB
  (Pemracs) Series 2000A
  8.16%, 10/02/08 (a)(b)                                    2,035          2,035
COLORADO SPRINGS UTILITIES SYSTEM
  Utilities System Improvement &
  Refunding RB Series 2007B
  7.25%, 10/02/08 (a)(c)                                    3,100          3,100
  Utilities System Subordinate Lien I
  Improvement & Refunding RB
  Series 2006A
  8.15%, 10/02/08 (a)(c)                                    3,500          3,500
COMMERCE CITY NORTHERN
  INFRASTRUCTURE GENERAL IMPROVEMENT
  DISTRICT
GO Bonds Series 2006
  8.05%, 10/02/08 (a)(b)                                    9,650          9,650
DENVER
  Airport System RB Series 1991D
  & Series 2008 A3
  4.00%, 10/02/08 (a)(b)(c)(d)                             33,360         33,360
  Airport System RB Series 1992G
  8.10%, 10/01/08 (a)(b)                                    2,000          2,000
  Airport System RB Series 2007A
  4.08%, 10/02/08 (a)(b)(c)(d)                             33,340         33,340
  4.09%, 10/02/08 (a)(b)(c)(d)                             52,700         52,700
  4.76%, 10/02/08 (a)(b)(c)(d)                             34,175         34,175
  Airport System RB Series 2007D
  4.09%, 10/02/08 (a)(b)(c)(d)                             10,630         10,630
  Airport System RB Series 2007E
  4.06%, 10/02/08 (a)(b)(c)(d)                             17,165         17,165
  Airport System RB Series 2008A1,
  2008A2 & 2008A4
  4.09%, 10/02/08 (a)(b)(c)(d)                             34,580         34,580
  Airport System Refunding RB
  Series 2000A
  4.09%, 10/02/08 (a)(b)(c)(d)                              9,180          9,180
  Airport System Refunding RB
  Series 2001A
  4.09%, 10/02/08 (a)(b)(c)(d)                              9,290          9,290
DENVER URBAN RENEWAL AUTH
Stapleton Sr Tax Increment RB
  Series 2008A2
  8.00%, 10/02/08 (a)(b)                                   10,000         10,000
E-470 PUBLIC HIGHWAY AUTH
Sr RB Series 1997B & 2004A
  4.61%, 10/02/08 (a)(b)(c)(d)                             11,325         11,325
REGIONAL TRANSPORTATION DISTRICT
  Sales Tax Refunding RB (FasTracks)
  Series 2007A
  4.21%, 10/02/08 (a)(b)(c)(d)                             27,905         27,905
  4.26%, 10/02/08 (a)(b)(c)(d)                             16,790         16,790
  4.26%, 10/02/08 (a)(b)(c)(d)                             16,830         16,830
  4.26%, 10/02/08 (a)(b)(c)(d)                             18,085         18,085
  4.26%, 10/02/08 (a)(b)(c)(d)                             29,700         29,700
UNIV OF COLORADO HOSPITAL AUTH
RB Series 2006B
  5.48%, 10/02/08 (a)(b)(c)(d)                             16,500         16,500
WESTMINSTER ECONOMIC DEVELOPMENT
  AUTH
Tax Increment RB (Westminster
  Plaza) Series 1997A
  8.26%, 10/02/08 (a)(b)                                    5,660          5,660
                                                                     -----------
                                                                         471,135

CONNECTICUT 0.1%
--------------------------------------------------------------------------------
CONNECTICUT HEALTH & EDUCATIONAL
  FACILITIES Auth
  RB (Yale Univ) Series T1
  6.52%, 10/02/08 (a)(c)(d)                                 9,535          9,535
  RB (Yale Univ) Series Z3
  4.34%, 10/02/08 (a)(c)(d)                                 4,869          4,869
CONNECTICUT HFA
S/F Mortgage Draw Down RB
  Series 2004B
  8.19%, 10/02/08 (a)(b)(c)(d)                                 40             40
Mortgage Finance Program Bonds
  Series 2002B3
  8.00%, 10/02/08 (a)(b)(c)                                 7,900          7,900
                                                                     -----------
                                                                          22,344

DELAWARE 0.2%
--------------------------------------------------------------------------------
DELAWARE ECONOMIC DEVELOPMENT
  AUTH
  RB (Hospital Billing & Collection Service)
  Series 1985A
  8.02%, 10/01/08 (a)(b)                                    4,900          4,900

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  RB (St. Anne's Episcopal School)
  Series 2001
  8.06%, 10/02/08 (a)(b)                                    7,490          7,490
DELAWARE HOUSING AUTH
Sr S/F Mortgage RB Series
  2007D1
  4.56%, 10/02/08 (a)(c)(d)                                 2,884          2,884
NEW CASTLE CNTY
M/F Rental Housing RB (Fairfield
  English Village) Series 2005
  8.25%, 10/02/08 (a)(b)                                    8,500          8,500
SUSSEX CNTY
  IDRB (Perdue-Agrirecycle) Series 2000
  8.05%, 10/01/08 (a)(b)                                    5,300          5,300
  RB (Baywood) Series 1997A
  7.71%, 10/01/08 (a)(b)                                    2,400          2,400
                                                                     -----------
                                                                          31,474

DISTRICT OF COLUMBIA 3.0%
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA
  GO Bonds Series 2001C
  7.95%, 10/02/08 (a)(b)                                   12,655         12,655
  GO Bonds Series 2007A
  4.31%, 10/02/08 (a)(b)(c)(d)                             21,425         21,425
  GO Bonds Series 2007B
  4.24%, 10/02/08 (a)(b)(c)(d)                              3,895          3,895
  GO Bonds Series 2007C
  4.08%, 10/02/08 (a)(b)(c)(d)                              8,475          8,475
  GO Bonds Series 2008E
  5.76%, 10/02/08 (a)(b)(c)(d)                              6,030          6,030
  RB (American Psychological
  Association) Series 2003
  7.27%, 10/02/08 (a)(b)                                    2,510          2,510
  RB (Pew Charitable Trusts)
  Series 2008A
  8.25%, 10/02/08 (a)(b)                                   31,000         31,000
  RB (St Coletta Special Education
  Public Charter School) Series 2005
  7.25%, 10/02/08 (a)(b)                                    3,430          3,430
  RB (The American National Red Cross)
  Series 2000
  8.50%, 10/03/08 (b)                                      22,100         22,100
  RB (The Center for Strategic &
  International Studies) Series 2008
  8.25%, 10/02/08 (a)(b)                                    6,730          6,730
  Refunding GO Bonds Series 2008A
  7.25%, 10/02/08 (a)(b)                                    4,285          4,285
  Refunding GO Bonds Series 2008D
  7.50%, 10/02/08 (a)(b)                                   21,475         21,475
DISTRICT OF COLUMBIA HOUSING FINANCE
  AGENCY
S/F Mortgage RB Draw Down
  Series 2005
  3.38%, 12/01/55 (b)                                      28,015         28,015
DISTRICT OF COLUMBIA WATER & SEWER
  AUTH
  Public Utility RB Series 1998
  4.29%, 10/02/08 (a)(b)(c)(d)                              4,635          4,635
  Public Utility Subordinated Lien RB
  Series 2007A
  4.76%, 10/02/08 (a)(b)(c)(d)                             15,000         15,000
  4.76%, 10/02/08 (a)(b)(c)(d)                             27,225         27,225
METROPOLITAN WASHINGTON AIRPORTS
  AUTH
  Airport System RB Series 2003D1
  8.10%, 10/02/08 (a)(b)                                   29,535         29,535
  Airport System RB Series 2006B
  6.89%, 10/02/08 (a)(b)(c)(d)                             25,325         25,325
  Airport System RB Series 2007B
  4.00%, 10/02/08 (a)(b)(c)(d)                              3,800          3,800
  4.09%, 10/02/08 (a)(b)(c)(d)                              8,995          8,995
  4.09%, 10/02/08 (a)(b)(c)(d)                             11,075         11,075
  5.31%, 10/02/08 (a)(b)(c)(d)                              5,585          5,630
  Airport System RB Series 2008A
  4.09%, 10/02/08 (a)(c)(d)                                 7,825          7,825
  4.11%, 10/02/08 (a)(c)(d)                                19,135         19,135
  Airport System Refunding RB
  Series 2007A
  4.24%, 10/02/08 (a)(b)(c)(d)                             30,725         30,725
  Flexible Term PFC Revenue Notes
  Series A
  5.75%, 10/02/08 (b)                                      12,000         12,000
  Flexible Term PFC Revenue Notes
  Series C
  1.66%, 11/10/08 (b)                                      15,000         15,000
  1.73%, 12/05/08 (b)                                      30,000         30,000
  Flexible Term PFC Revenue Notes
  Series D
  1.73%, 12/08/08 (b)                                      30,000         30,000
  RB Series 2005A
  4.22%, 10/01/08 (a)(b)(c)(d)                             12,540         12,540
  Refunding RB Series 2002C
  7.75%, 10/01/08 (a)(b)(c)                                 1,525          1,525
  Refunding RB Series 2003A
  4.09%, 10/02/08 (a)(b)(c)(d)                              9,395          9,395
  Refunding RB Series 2004D
  4.25%, 10/02/08 (a)(b)(c)(d)                              1,905          1,905
NATIONAL CAPITAL REVITALIZATION CORP
RB (DC USA Parking Garage)
  Series 2006
  2.33%, 10/02/08 (a)(b)(c)(d)                             34,430         34,430
                                                                     -----------
                                                                         507,725

FLORIDA 9.7%
--------------------------------------------------------------------------------
ALACHUA CNTY HEALTH FACILITIES AUTH
RB (Shands Hospital) Series
  1992R
  8.00%, 10/02/08 (a)(b)(c)(d)                             60,330         60,330
BREVARD CNTY HFA
M/F Housing Refunding RB
  (Shore View Apts) Series 1995
  8.06%, 10/02/08 (a)(b)                                    1,900          1,900
M/F Housing RB (Timber Trace
  Apartments) Series 2007
  8.15%, 10/01/08 (a)(b)                                   13,600         13,600
BROWARD CNTY
Subordinate Port Facilities
  Refunding RB (Port Everglades)
  Series 2008
  8.06%, 10/02/08 (a)(b)                                   10,420         10,420

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
BROWARD CNTY EDUCATIONAL FACILITIES AUTH
Educational Facilities RB (Nova
  Southeastern Univ) Series
  2004A
  5.50%, 10/01/08 (a)(b)                                    2,440          2,440
BROWARD CNTY HFA
M/F Housing RB (Sawgrass Pines
  Apts) Series 1993A
  8.20%, 10/02/08 (a)(b)                                   11,000         11,000
BROWARD CNTY SD/BOARD
COP Series 2004D
  8.05%, 10/02/08 (a)(b)(c)                                 3,000          3,000
CAPE CORAL
CP Notes
  4.00%, 10/02/08 (b)                                      87,000         87,000
CHARLOTTE CNTY
Refunding RB Series 2003B
  7.25%, 10/02/08 (a)(b)(c)                                15,350         15,350
CHARLOTTE CNTY HFA
M/F Housing RB (Murdock Circle
  Apts) Series 2000
  9.00%, 10/01/08 (a)(b)                                    3,200          3,200
CITIZENS PROPERTY INSURANCE CORP
High-Risk Account Sr Secured
  Refunding Bonds Series
  2008A2
  2.50%, 06/01/09 (b)                                      40,000         40,520
COLLIER CNTY
IDRB (Ave Maria Utility Co) Series
  2005
  8.05%, 10/01/08 (a)(b)                                   10,000         10,000
COLLIER CNTY HFA
M/F Housing RB (Brittany Bay
  Apts) Series 2001A
  10.25%, 10/01/08 (a)(b)                                   3,800          3,800
DADE CNTY IDA
IDRB (South Florida Stadium
  Corp) Series 1985C
  9.50%, 10/01/08 (a)(b)                                    1,050          1,050
DUVAL CNTY SCHOOL BOARD
COP (Master Lease Program)
  Series 2007
  4.18%, 10/02/08 (a)(b)(c)(d)                             16,225         16,225
ESCAMBIA HFA
  S/F Mortgage RB Series 2001A
  4.70%, 10/02/08 (a)(b)(c)(d)                              1,725          1,725
  S/F Mortgage RB Series 2002A1
  4.85%, 10/02/08 (a)(c)(d)                                 2,855          2,855
FLORIDA DEPARTMENT OF TRANSPORTATION
  Turnpike RB Series 2006A
  4.31%, 10/02/08 (a)(b)(c)(d)                             15,000         15,000
  4.39%, 10/02/08 (a)(b)(c)(d)                              7,110          7,110
  Turnpike RB Series 2007A
  4.76%, 10/02/08 (a)(b)(c)(d)                             41,800         41,800
  Turnpike RB Series 2008A
  5.85%, 10/02/08 (a)(c)(d)                                 4,000          4,000
FLORIDA DEVELOPMENT FINANCE CORP
  IDRB (Schmitt Family Partnership)
  Series 1999A2
  8.10%, 10/01/08 (a)(b)                                    1,375          1,375
  IDRB (Sunshine State Christian Homes)
  Series 1999A3
  7.95%, 10/01/08 (a)(b)                                      940            940
  IDRB Enterprise Bond Program
  (Pioneer-Ram) Series 1998A3
  8.10%, 10/01/08 (a)(b)                                      580            580
FLORIDA HFA
  Housing RB (Caribbean Key Apts)
  Series 1996F
  8.25%, 10/01/08 (a)(b)                                      300            300
  Housing RB (Timberline Apts)
  Series 1999P
  7.60%, 10/01/08 (a)(b)                                    5,935          5,935
  M/F Housing RB (Cameron Cove Apts)
  Series 1985XX
  8.82%, 10/01/08 (a)(b)                                      400            400
  M/F Mortgage RB (Clarcona Groves Apts)
  Series 2005A
  8.08%, 10/01/08 (a)(b)                                    3,245          3,245
  M/F Mortgage RB (Lynn Lake Apts)
  Series 2005B1
  8.31%, 10/02/08 (a)(b)                                   20,315         20,315
  M/F Mortgage RB (Pinnacle Pointe Apts)
  Series 2003N
  8.08%, 10/01/08 (a)(b)                                    2,335          2,335
  M/F Mortgage RB (Wexford Apts)
  Series 2003P
  8.08%, 10/01/08 (a)(b)                                    7,785          7,785
FLORIDA HIGHER EDUCATIONAL FACILITIES
  FINANCING AUTH
RB (St. Thomas Univ Project)
  Series 2003
  5.50%, 10/01/08 (a)(b)                                    1,135          1,135
FLORIDA HOUSING FINANCE CORP
  Homeowner Mortgage RB
  Series 2006-4 & 2007-3
  5.35%, 10/02/08 (a)(c)(d)                                 7,290          7,290
  Homeowner Mortgage RB
  Series 2006-6
  7.37%, 10/02/08 (a)(c)(d)                                 6,025          6,025
  M/F Mortgage RB (Boynton Bay
  Apartments) Series 2007I
  8.20%, 10/02/08 (a)(b)                                   17,690         17,690
  M/F Mortgage RB (Lakeshore Apts)
  Series 2004H
  8.34%, 10/02/08 (a)(b)                                    7,900          7,900
  M/F Mortgage RB (Spring Haven Apts)
  Series 2004F
  8.34%, 10/02/08 (a)(b)                                    6,200          6,200
  M/F Mortgage Refunding RB (Grand
  Reserve at Lee Vista) Series 2004L
  8.23%, 10/02/08 (a)(b)                                    9,945          9,945
FLORIDA STATE BOARD OF EDUCATION
  Lottery RB Series 2007B
  4.75%, 10/02/08 (a)(b)(c)(d)                              6,400          6,400
  Public Education Capital Outlay Bonds
  Series 1999C
  5.72%, 10/02/08 (a)(c)(d)                                17,720         17,720
  Public Education Capital Outlay Bonds
  Series 2003C
  4.77%, 10/02/08 (a)(b)(c)(d)                              5,600          5,600

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  Public Education Capital Outlay Bonds
  Series 2006B
  4.46%, 10/02/08 (a)(b)(c)(d)                             48,150         48,150
  Public Education Capital Outlay Bonds
  Series 2006C
  4.44%, 10/02/08 (a)(c)(d)                                 6,305          6,305
  4.47%, 10/02/08 (a)(c)(d)                                 5,465          5,465
  Public Education Capital Outlay Bonds
  Series 2006E
  4.74%, 10/02/08 (a)(c)(d)                                15,295         15,295
  5.25%, 10/02/08 (a)(c)(d)                                 4,360          4,360
  Public Education Capital Outlay Bonds
  Series 2007C
  4.55%, 10/02/08 (a)(c)(d)                                 6,750          6,750
GAINESVILLE
IDRB (Lifesouth Community Blood
  Centers) Series 1999
  7.90%, 10/01/08 (a)(b)                                    4,715          4,715
Utilities System RB Series 2008B
  8.00%, 10/01/08 (a)(c)                                    7,330          7,330
GREATER ORLANDO AVIATION AUTH
Airport Facilities Refunding RB
  Series 2007A
  4.43%, 10/02/08 (a)(b)(c)(d)                             33,590         33,590
HIGHLANDS CNTY HEALTH FACILITIES AUTH
  Hospital RB (Adventist Health
  System/Sunbelt Obligated Group)
  Series 2004A
  7.90%, 10/02/08 (a)(b)                                    5,000          5,000
  Hospital RB (Adventist Health
  System/Sunbelt Obligated Group)
  Series 2006 B3
  7.90%, 10/02/08 (a)(b)                                    6,000          6,000
  RB (Adventist Health System/Sunbelt
  Accounts Receivable Program)
  Series 1996 A2
  8.28%, 10/02/08 (a)(b)                                    7,250          7,250
  RB (Adventist Health System/Sunbelt
  Accounts Receivable Program)
  Series 1996 A3
  10.00%, 10/02/08 (a)(b)                                   4,000          4,000
  RB (Adventist Health System/Sunbelt
  Accounts Receivable Program)
  Series 1996 A4
  10.00%, 10/02/08 (a)(b)                                   3,500          3,500
HILLSBOROUGH CNTY EDUCATIONAL
  FACILITIES AUTH
RB (Univ of Tampa) Series 2000
  7.30%, 10/02/08 (a)(b)                                    4,900          4,900
HILLSBOROUGH CNTY HFA
  M/F Housing RB (Claymore Crossing
  Apts) Series 2005
  8.25%, 10/01/08 (a)(b)                                    1,000          1,000
  M/F Housing RB (Lake Kathy
  Apts) Series 2005
  8.20%, 10/02/08 (a)(b)                                    5,000          5,000
HILLSBOROUGH CNTY IDA
  Educational Facilities RB (Berkeley
  Preparatory School) Series 1999
  7.90%, 10/01/08 (a)(b)                                    4,135          4,135
  RB (Independent Day School)
  Series 2000
  7.30%, 10/02/08 (a)(b)                                      600            600
HILLSBOROUGH CNTY SD
Sales Tax Refunding RB Series
  2007
  5.92%, 10/02/08 (a)(b)(c)(d)                             10,865         10,865
JACKSON CNTY
IDRB (Ice River Springs) Series
  2008
  8.11%, 10/02/08 (a)(b)                                   10,000         10,000
JACKSONVILLE
Transportation RB Series 2008B
  7.92%, 10/02/08 (a)(c)                                   13,035         13,035
JACKSONVILLE ECONOMIC DEVELOPMENT
  COMMISSION
  Educational Facilities RB (Episcopal
  High School) Series 2002
  7.25%, 10/01/08 (a)(b)                                    4,700          4,700
  RB (Bolles School) Series 1999A
  7.55%, 10/02/08 (a)(b)                                    1,000          1,000
  Refunding RB (YMCA of Florida First
  Coast) Series 2003
  7.25%, 10/02/08 (a)(b)                                    4,340          4,340
  Special Facility Airport RB (Holland
  Sheltair Aviation Group) Series 2004A1
  7.50%, 10/02/08 (a)(b)                                    3,610          3,610
JACKSONVILLE HEALTH FACILITIES AUTH
  Hospital RB Series 2003A
  5.50%, 10/01/08 (a)(b)                                    1,600          1,600
  RB (River Garden/The Coves)
  Series 1994
  7.55%, 10/02/08 (a)(b)                                    2,685          2,685
JACKSONVILLE HFA
M/F Housing Refunding RB (St
  Augustine Apts) Series 2006
  8.15%, 10/01/08 (a)(b)                                    3,300          3,300
JEA
  Electric System RB
  Series Three 2008B2
  7.95%, 10/01/08 (a)(c)                                   15,030         15,030
  Electric System RB
  Series Three 2008C4
  7.80%, 10/02/08 (a)(c)                                       45             45
  Electric System Subordinated
  RB Series 2008B
  7.80%, 10/02/08 (a)(c)                                   22,475         22,475
  Water & Sewer System
  RB Series 2008A1
  8.00%, 10/01/08 (a)(c)                                   15,000         15,000
  Water & Sewer System RB
  Series 2008B
  7.78%, 10/01/08 (a)(c)                                    2,000          2,000
  Water & Sewer System Subordinated
  RB Series 2008B1
  7.92%, 10/01/08 (a)(c)                                    9,680          9,680
LAKE SHORE HOSPITAL AUTH
Health Facility RB (Lake Shore
  Hospital) Series 1991
  7.90%, 10/02/08 (a)(b)                                    2,700          2,700

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
LAKELAND
Energy System Refunding RB
  Series 2008B
  5.50%, 10/01/08 (a)(b)                                   21,900         21,900
LEESBURG
Hospital Refunding RB (Leesburg
  Regional Medical Center) Series
  2008A
  7.99%, 10/02/08 (a)(b)                                    5,000          5,000
MANATEE CNTY HFA
  M/F Housing RB (La Mirada Gardens)
  Series 2002A
  8.25%, 10/02/08 (a)(b)                                    4,000          4,000
  M/F Housing RB (Sabal Palm Harbor
  Apts) Series 2000A
  9.00%, 10/01/08 (a)(b)                                    4,200          4,200
MIAMI-DADE CNTY
  Airport Aviation Refunding RB
  Series 2007C
  4.35%, 10/02/08 (a)(b)(c)(d)                             10,406         10,406
  Airport RB (Hub of the Americas)
  Series 2007A
  4.09%, 10/02/08 (a)(b)(c)(d)                             59,490         59,490
  Aviation RB (Miami International
  Airport) Series 2007A
  4.08%, 10/02/08 (a)(b)(c)(d)                              7,625          7,625
  Refunding RB Series 2007C&D
  4.20%, 10/02/08 (a)(b)(c)(d)                             37,065         37,065
  Subordinate Special Obligation
  bonds Series 2005A
  4.07%, 10/02/08 (a)(b)(c)(d)                              9,115          9,115
MIAMI-DADE CNTY EXPRESSWAY AUTH
Toll System RB Series 2006
  4.80%, 10/02/08 (a)(b)(c)(d)                             14,435         14,435
MIAMI-DADE CNTY IDA
  IDRB (Airbus Service Co) Series 1998A
  8.05%, 10/02/08 (a)(b)                                       80             80
  IDRB (Tarmac America) Series 2004
  7.50%, 10/02/08 (a)(b)                                    2,600          2,600
OCEAN HIGHWAY & PORT AUTH
RB Series 1990
  8.40%, 10/01/08 (a)(b)                                    8,700          8,700
OKEECHOBEE CNTY
Exempt Facility RB (Okeechobee
  Landfill) Series 1999
  7.63%, 10/02/08 (a)(b)                                   15,000         15,000
ORANGE CNTY EDUCATIONAL FACILITIES
  AUTH
Educational Facilities Refunding
  RB (Rollins College) Series
  2008
  7.25%, 10/02/08 (a)(b)                                    3,625          3,625
ORANGE CNTY HEALTH FACILITIES AUTH
  Hospital RB (Orlando Regional
  Healthcare System) Series 2004
  5.50%, 10/01/08 (a)(b)                                    5,470          5,470
  Hospital RB (Orlando Regional
  Healthcare System) Series 2008E
  7.90%, 10/01/08 (a)(b)                                    5,500          5,500
  Hospital RB (Orlando Regional
  Healthcare System) Series 2008F
  8.00%, 10/01/08 (a)(b)                                    5,550          5,550
  Hospital RB (Orlando Regional
  Healthcare System) Series 2008G
  8.20%, 10/01/08 (a)(b)                                    3,000          3,000
  RB (Presbyterian Retirement
  Communities) Series 2006A
  8.35%, 10/02/08 (a)(b)                                   32,195         32,195
  RB (Presbyterian Retirement
  Communities) Series 2006B
  8.35%, 10/02/08 (a)(b)                                   23,830         23,830
ORANGE CNTY HEALTH FINANCE AUTH
Refunding Program RB (Pooled
  Hospital Loan) Series 1985
  1.60%, 11/18/08 (b)                                      19,000         19,000
ORANGE CNTY HFA
M/F Housing RB (Windsor Pines)
  Series 2000E
  9.00%, 10/01/08 (a)(b)                                    1,445          1,445
ORANGE CNTY IDA
  Educational Facilities RB (UCF
  Hospitality School Student Housing
  Foundation) Series 2004
  7.90%, 10/01/08 (a)(b)                                    7,995          7,995
  IDRB (Catholic Charities of Central
  Florida & Diocese of Orlando)
  Series 2007
  5.50%, 10/01/08 (a)(b)                                    1,400          1,400
  IDRB (Central Florida YMCA)
  Series 2002A
  7.27%, 10/02/08 (a)(b)                                    3,800          3,800
  IDRB (Central Florida YMCA)
  Series 2005
  7.25%, 10/02/08 (a)(b)                                    5,120          5,120
ORANGE CNTY SCHOOL BOARD
  COP Series 2006A
  4.14%, 10/02/08 (a)(b)(c)(d)                             26,350         26,350
  COP Series 2008B
  7.95%, 10/02/08 (a)(b)(c)                                10,000         10,000
ORLANDO-ORANGE CNTY EXPRESSWAY
  AUTH RB
  Series 2007A
  4.70%, 10/02/08 (a)(b)(c)(d)(g)                          50,000         50,000
  4.70%, 10/02/08 (a)(b)(c)(d)                             20,000         20,000
  1.95%, 03/12/09 (b)(c)(d)                                28,695         28,695
PALM BEACH CNTY
  Airport RB (Galaxy Aviation)
  Series 2000A
  9.00%, 10/01/08 (a)(b)                                    6,785          6,785
  Public Improvement RB Series 2008
  4.42%, 10/02/08 (a)(c)(d)                                 8,625          8,625
  RB (Norton Gallery and School of Art)
  Series 1995
  8.40%, 10/01/08 (a)(b)                                    2,500          2,500
PALM BEACH CNTY HEALTH FACILITIES
  AUTH
RB (Bethesda Healthcare System
  Inc) Series 2001
  5.50%, 10/01/08 (a)(b)                                   28,455         28,455

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
Refunding Program RB (Pooled
  Hospital Loan) Series 1985
  1.61%, 11/20/08 (b)                                       7,300          7,300
PALM BEACH CNTY HFA
  M/F Housing Refunding RB (Emerald Bay
  Club Apts) Series 2004
  8.50%, 10/02/08 (a)(b)                                    7,000          7,000
  M/F Housing Refunding RB (Spinnaker
  Landing Apts) Series 1998
  8.25%, 10/02/08 (a)(b)                                    2,445          2,445
PALM BEACH CNTY SD
COP Series 2002B
  8.05%, 10/02/08 (a)(b)(c)                                14,865         14,865
PALM BEACH SCHOOL BOARD LEASING
  CORP
COP Series 2003B
  8.02%, 10/02/08 (a)(b)(c)(d)                             62,430         62,430
PALM COAST
Utility System RB Series 2007
  3.92%, 10/02/08 (a)(b)(c)(d)                              2,160          2,160
PINELLAS CNTY HFA
M/F Housing RB (Greenwood
  Apts) Series 2002A
  7.50%, 10/02/08 (a)(b)                                    3,440          3,440
PINELLAS CNTY INDUSTRY COUNCIL
RB (Operation Par) Series 1999
  7.60%, 10/02/08 (a)(b)                                    3,185          3,185
POLK CNTY IDA
IDRB (Winter Haven Hospital)
  Series 2006
  5.50%, 10/01/08 (a)(b)                                    4,100          4,100
SARASOTA CNTY
RB (Sarasota Family YMCA)
  Series 1999
  7.53%, 10/02/08 (a)(b)                                      440            440
SEMINOLE CNTY
Water & Sewer RB Series 2006
  4.59%, 10/02/08 (a)(c)(d)                                23,780         23,780
SEMINOLE CNTY IDA
IDRB (Amrhein Family LP) Series
  2001
  8.05%, 10/01/08 (a)(b)                                    3,795          3,795
SOUTH FLORIDA WATER MANAGEMENT
  DISTRICT
  COP Series 2006
  4.42%, 10/02/08 (a)(b)(c)(d)                             12,995         12,995
  6.23%, 10/02/08 (a)(b)(c)(d)                              3,330          3,330
SOUTH MIAMI HEALTH FACILITIES AUTH
  Hospital RB (Baptist Health South
  Florida Obligated Group) Series 2007
  6.44%, 10/02/08 (a)(c)(d)                                 5,375          5,375
  6.63%, 10/02/08 (a)(c)(d)                                 1,380          1,380
ST. JOHNS CNTY
Water & Sewer Refunding RB
  Series 2006
  4.21%, 10/02/08 (a)(b)(c)(d)                             10,970         10,970
SUNSHINE STATE GOVERNMENT
  FINANCING COMMISSION
RB Series 1986
  7.75%, 10/01/08 (a)(b)                                   35,200         35,200
TALLAHASSEE
  Energy System RB Series 2007
  4.70%, 10/02/08 (a)(b)(c)(d)                             24,750         24,750
  4.76%, 10/02/08 (a)(b)(c)(d)                             19,805         19,805
Consolidated Utility Systems RB
  Series 2007
  4.55%, 10/02/08 (a)(c)(d)                                 6,785          6,785
TAMPA BAY WATER AUTH
  Utility System RB Series 2002
  7.50%, 10/02/08 (a)(b)                                    4,000          4,000
  Utility System RB Series 2008
  4.50%, 10/02/08 (a)(c)(d)                                25,765         25,765
  Utility System Refunding & Improvement
  RB Series 2005
  4.25%, 10/02/08 (a)(b)(c)(d)                             18,580         18,580
TOHOPEKALIGA WATER AUTH
Utility System RB Series 2007
  8.00%, 10/02/08 (a)(b)                                   12,900         12,900
UNIV OF SOUTH FLORIDA RESEARCH
  FOUNDATION
RB (Interdisciplinary Research
  Building) Series 2004A
  9.00%, 10/01/08 (a)(b)                                   13,700         13,700
VOLUSIA CNTY
Tourist Development Tax RB
  Series 2004
  4.31%, 10/02/08 (a)(b)(c)(d)                             14,440         14,440
WINTER HAVEN
Utility System Improvement &
  Refunding RB Series 2005
  4.31%, 10/02/08 (a)(b)(c)(d)                              8,115          8,115
                                                                     -----------
                                                                       1,628,836
GEORGIA 3.3%
--------------------------------------------------------------------------------
ALPHARETTA DEVELOPMENT AUTH
M/F Housing RB (Parc Alpharetta
  Srs) Series 2006
  8.16%, 10/02/08 (a)(b)                                   21,795         21,795
ATLANTA
  Airport Passenger Facility Charge &
  Subordinate Lien General RB
  Series 2004C
  4.15%, 10/02/08 (a)(b)(c)(d)                              5,125          5,125
  Water &  Wastewater Revenue
  CP Series 2006-1
  3.75%, 10/07/08 (b)                                      23,495         23,495
  1.68%, 02/05/09 (b)                                      16,997         16,997
ATLANTA DEVELOPMENT AUTH
Student Housing Facilities RB
  (Piedmont/Ellis) Series 2005A
  4.31%, 10/02/08 (a)(b)(c)(d)                             24,220         24,220
ATLANTA URBAN RESIDENTIAL FINANCE
  AUTH
  M/F Housing RB (Alta Coventry
  Station Apts) Series 2007
  8.30%, 10/02/08 (a)(b)                                   16,000         16,000
  M/F Housing RB (Capitol Gateway
  Apts Phase I) Series 2005
  8.35%, 10/02/08 (a)(b)                                    2,825          2,825

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  M/F Housing RB (Delmonte/Brownlee
  Court) Series 2001A
  8.05%, 10/01/08 (a)(b)                                    4,420          4,420
  M/F Housing RB (Lindbergh City Center
  Apts) Series 2004
  8.16%, 10/02/08 (a)(b)                                   22,500         22,500
  M/F Housing RB (M St Apts)
  Series 2003
  8.21%, 10/02/08 (a)(b)                                   21,000         21,000
  M/F Housing RB (Peaks at West
  Atlanta Apts) Series 2001
  8.05%, 10/01/08 (a)(b)                                    4,600          4,600
  M/F Sr Housing RB (Big Bethel Village)
  Series 2001
  8.05%, 10/01/08 (a)(b)                                    4,355          4,355
AUGUSTA HOUSING AUTH
M/F Housing RB (G-Hope) Series
  2001
  8.05%, 10/01/08 (a)(b)                                    3,485          3,485
CLARKE CNTY HOSPITAL AUTH
Revenue Certificates (Athens
  Regional Medical Center) Series
  2007
  4.31%, 10/02/08 (a)(b)(c)(d)                             33,560         33,560
CLAYTON CNTY HOUSING AUTH
M/F Housing RB (Hyde Park Club
  Apts) Series 1997
  8.25%, 10/01/08 (a)(b)                                   11,395         11,395
COBB CNTY HOUSING AUTH
  M/F Housing RB (Walton Green Apts)
  Series 1995
  7.63%, 10/02/08 (a)(b)                                   13,500         13,500
  M/F Housing RB (Woodchase Village
  Apts) Series 2003
  8.12%, 10/02/08 (a)(b)                                    4,000          4,000
COBB CNTY KENNESTONE HOSPITAL AUTH
Revenue Anticipation Certificates
  Series 2005B
  7.98%, 10/02/08 (a)(b)                                    1,700          1,700
COLUMBUS DEVELOPMENT AUTH
RB (Foundation Properties) Series
  2002
  8.25%, 10/02/08 (a)(b)                                   10,895         10,895
COLUMBUS HOUSING AUTH
M/F Housing RB (Eagles Trace
  Apts) Series 2002
  8.05%, 10/01/08 (a)(b)                                    5,900          5,900
DALTON DEVELOPMENT AUTH
Revenue Certificates (Hamilton
  Health Care System) Series
  2003B
  7.25%, 10/02/08 (a)(b)                                    5,220          5,220
DEKALB CNTY
Water & Sewerage RB Series
  2006A
  4.31%, 10/02/08 (a)(b)(c)(d)                              9,935          9,935
DEKALB CNTY DEVELOPMENT AUTH
RB (Arbor Montessori School)
  Series 1998
  7.90%, 10/01/08 (a)(b)                                    1,000          1,000
DEKALB CNTY HOUSING AUTH
  M/F Housing RB (Brittany Apts)
  Series 2001
  8.08%, 10/02/08 (a)(b)                                    7,200          7,200
  M/F Housing RB (Mountain Crest Apts)
  Series 2002
  8.05%, 10/01/08 (a)(b)                                    7,525          7,525
  M/F Housing RB (Wesley Club Apts)
  Series 2002
  8.05%, 10/01/08 (a)(b)                                    5,700          5,700
DEKALB PRIVATE HOSPITAL AUTH
Refunding Revenue Anticipation
  Certificates (Children's
  Healthcare of Atlanta) Series
  2008B
  7.87%, 10/01/08 (a)                                       5,000          5,000
FULTON CNTY
Water & Sewerage RB Series
  2004
  4.31%, 10/02/08 (a)(b)(c)(d)                             13,025         13,025
FULTON CNTY DEVELOPMENT AUTH
  RB (Atlanta International School)
  Series 1997
  7.90%, 10/01/08 (a)(b)                                    1,800          1,800
  RB (Pace Academy) Series 2008
  7.25%, 10/02/08 (a)(b)                                    4,500          4,500
  RB (Piedmont Healthcare Inc)
  Series 2007
  7.90%, 10/01/08 (a)(b)                                    9,000          9,000
  Refunding RB (Georgia Tech Facilities)
  Series 2008A
  9.00%, 10/01/08 (a)(b)                                    3,500          3,500
  Refunding RB (Georgia Tech Facilities)
  Series 2008B
  7.85%, 10/01/08 (a)(b)                                    3,500          3,500
FULTON CNTY HOUSING AUTH
M/F Housing RB (Walton Lakes
  Apartments) Series 2008A
  8.05%, 10/01/08 (a)(b)                                    6,400          6,400
GEORGIA
  GO Bonds Series 2006G
  4.72%, 10/02/08 (a)(c)(d)                                 8,955          8,955
  GO Refunding Bonds Series 2007
  3.78%, 10/02/08 (a)(c)(d)                                 8,095          8,095
GWINNETT CNTY DEVELOPMENT AUTH
COP (Gwinnett Cnty Public
  Schools) Series 2006
  4.24%, 10/02/08 (a)(b)(c)(d)                             30,565         30,565
GWINNETT CNTY SD
GO Bonds Series 2008
  4.38%, 10/02/08 (a)(c)(d)                                 5,200          5,200
JEFFERSON CNTY DEVELOPMENT AUTH
IDRB (Grove River Mills) Series
  1997
  7.65%, 10/02/08 (a)(b)                                      600            600
JOINT DEVELOPMENT AUTH OF WINDER-
  BARROW CNTY
RB (Republic Services Inc) Series
  2004
  8.05%, 10/01/08 (a)(b)                                    6,400          6,400

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
LAWRENCEVILLE HOUSING AUTH
M/F Housing RB (Chatham Club
  Apts) Series 2002
  8.20%, 10/02/08 (a)(b)                                    7,600          7,600
LOWNDES CNTY DEVELOPMENT AUTH
M/F Housing RB (FMPH Valdosta)
  Series 1999
  8.05%, 10/01/08 (a)(b)                                    4,390          4,390
MACON-BIBB CNTY HOSPITAL AUTH
Revenue Anticipation Certificates
  (Medical Center of Central
  Georgia) Series 1998
  7.90%, 10/01/08 (a)(b)                                    4,000          4,000
MARIETTA HOUSING AUTH
M/F Housing RB (Walton Village
  Apts) Series 2005
  7.99%, 10/02/08 (a)(b)                                   14,300         14,300
MCDONOUGH HOUSING AUTH
M/F Housing RB (Ashley Woods
  Apartments) Series 2008
  7.65%, 10/02/08 (a)(b)                                    6,300          6,300
MEDICAL CENTER HOSPITAL AUTH
Revenue Notes (Doctors Hospital)
  Series 2008
  6.34%, 10/02/08 (a)(b)(c)(d)                             24,300         24,300
METRO ATLANTA RAPID TRANSIT AUTH
  Sales Tax Refunding RB (Third Indenture)
  Series 2007B
  4.50%, 10/02/08 (a)(b)(c)(d)                             10,350         10,350
  5.69%, 10/02/08 (a)(b)(c)(d)                             24,805         24,805
MILLER CNTY DEVELOPMENT AUTH
IDRB (Birdsong Corp) Series
  2000
  8.05%, 10/01/08 (a)(b)                                    2,000          2,000
POOLER DEVELOPMENT AUTH
M/F Housing RB (Alta Towne
  Lake Apts) Series 2005
  7.50%, 10/02/08 (a)(b)                                   19,500         19,500
PRIVATE COLLEGES & UNIV AUTH
  RB (Emory Univ) Series 2005C3
  7.84%, 10/02/08 (a)                                       1,500          1,500
  RB (Emory Univ) Series 2005C4
  7.84%, 10/02/08 (a)                                       1,500          1,500
  RB (Emory Univ) Series 2008C
  4.61%, 10/02/08 (a)(c)(d)                                 3,840          3,840
SAVANNAH ECONOMIC DEVELOPMENT
  AUTH
  Exempt Facility RB (Georgia Kaolin Terminal)
  Series 1997
  7.50%, 10/02/08 (a)(b)                                    6,000          6,000
  Exempt Facility RB (Home Depot) Series 1995B
  8.04%, 10/01/08 (a)(b)                                   11,150         11,150
SAVANNAH HOUSING AUTH
M/F Housing RB (Live Oak
  Plantation Apts) Series 2001A1
  8.05%, 10/01/08 (a)(b)                                    2,500          2,500
SUMMERVILLE DEVELOPMENT AUTH
Exempt Facility RB (Image
  Industries) Series 1997
  8.75%, 10/02/08 (a)(b)                                   11,000         11,000
WALTON CNTY DEVELOPMENT AUTH
RB (Tucker Door & Trim Corp)
  Series 2000
  8.15%, 10/01/08 (a)(b)                                    2,000          2,000
WEBSTER CNTY IDA
IDRB (Tolleson Lumber Co)
  Series 1999
  7.65%, 10/02/08 (a)(b)                                    4,000          4,000
WINDER-BARROW INDUSTRIAL BUILDING
  AUTH
IDRB (Progress Container Corp)
  Series 2000
  8.05%, 10/01/08 (a)(b)                                    1,765          1,765
WORTH CNTY
Refunding IDRB (Seabrook
  Peanut Co) Series 1996B
  8.05%, 10/01/08 (a)(b)                                    1,300          1,300
                                                                     -----------
                                                                         558,987
HAWAII 0.2%
--------------------------------------------------------------------------------
HONOLULU BOARD OF WATER SUPPLY
Water System RB Series 2006A
  4.31%, 10/02/08 (a)(b)(c)(d)                              7,000          7,000
HONOLULU CITY & CNTY
  GO Bonds Series 2003A
  8.16%, 10/02/08 (a)(b)(c)(d)                             14,995         14,995
  Wastewater RB Sr Series 2005A
  4.46%, 10/02/08 (a)(b)(c)(d)                              5,845          5,845
                                                                     -----------
                                                                          27,840
IDAHO 0.3%
--------------------------------------------------------------------------------
IDAHO
TAN Series 2008
  1.72%, 06/30/09                                          40,000         40,375
IDAHO STATE UNIV FOUNDATION
RB (L.E. & Thelma E. Stephens
  Performing Arts Center) Series
  2001
  8.05%, 10/02/08 (a)(b)                                    1,965          1,965
                                                                     -----------
                                                                          42,340
ILLINOIS 6.2%
--------------------------------------------------------------------------------
AURORA
Collateralized S/F Mortgage RB
  Series 2007D1
  4.10%, 10/02/08 (a)(b)(c)(d)                             10,745         10,745
CAROL STREAM
M/F Housing Refunding RB (St
  Charles Square) Series 1997
  8.88%, 10/01/08 (a)(b)                                    4,415          4,415
CHICAGO
  General Airport Third Lien RB
  Series 2005A
  4.35%, 10/02/08 (a)(b)(c)(d)                             20,425         20,425
  3.77%, 10/02/08 (a)(b)(c)(d)                              2,275          2,275
  4.22%, 10/02/08 (a)(b)(c)(d)                             10,430         10,430
  5.88%, 10/02/08 (a)(b)(c)(d)                             16,000         16,000
  General Airport Third Lien RB
  Series 2008A
  4.34%, 10/02/08 (a)(b)(c)(d)                             10,135         10,135
  4.80%, 10/02/08 (a)(b)(c)(d)                              6,000          6,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  General Airport Third Lien
  Refunding RB Series 2003A2
  6.61%, 10/02/08 (a)(b)(c)(d)                             19,805         19,805
  GO Bonds Refunding Series 2008A
  4.67%, 10/02/08 (a)(c)(d)                                 3,625          3,625
  4.73%, 10/02/08 (a)(c)(d)                                 5,600          5,600
  5.00%, 10/02/08 (a)(c)(d)                                 5,800          5,800
  GO Project & Refunding Bonds
  Series 1999A
  5.15%, 01/01/09 (b)                                       3,775          3,846
  GO Project & Refunding Bonds
  Series 2006A
  4.88%, 10/02/08 (a)(b)(c)(d)                              5,055          5,055
  6.81%, 10/02/08 (a)(b)(c)(d)                             24,900         24,900
  6.84%, 10/02/08 (a)(b)(c)(d)                              5,595          5,595
  GO Project & Refunding Bonds
  Series 2007A
  4.65%, 10/02/08 (a)(b)(c)(d)                             26,445         26,445

  4.70%, 10/02/08 (a)(b)(c)(d)                             33,000         33,000
  GO Project & Refunding Bonds
  Series 2008A
  5.99%, 10/02/08 (a)(b)(c)(d)                              7,495          7,495
  Limited Tax Bonds (Lakefront Millennium
  Parking Facilities) Series 1998
  4.30%, 10/02/08 (a)(b)(c)(d)                             22,720         22,720
  S/F Mortgage RB Series 20072A
  5.00%, 10/02/08 (a)(b)(c)(d)                             17,960         17,960
  Sales Tax Refunding RB Series 2002
  4.25%, 10/01/08 (a)(c)                                   32,620         32,620
  Second Lien Wastewater Transmission
  Refunding RB Series 2006A&B
  4.46%, 10/02/08 (a)(b)(c)(d)                             11,385         11,385
  Special Facilities RB (O'Hare Tech
  Center II) Series 2002
  7.50%, 10/02/08 (a)(b)                                   15,500         15,500
CHICAGO BOARD OF EDUCATION
  Unlimited Tax GO Bonds (Dedicated
  Revenues) Series 1998B1 &
  Series 1999A
  4.06%, 10/02/08 (a)(b)(c)(d)                              8,610          8,610
  Unlimited Tax GO Bonds (Dedicated
  Revenues) Series 2006B
  6.44%, 10/02/08 (a)(b)(c)(d)                              3,005          3,005
COMMUNITY UNIT SD #308
GO School Bonds Series 2007
  4.26%, 10/02/08 (a)(b)(c)(d)                              7,180          7,180
COOK CNTY
  RB (Catholic Theological Union)
  Series 2005
  7.51%, 10/01/08 (a)(b)                                    2,500          2,500
  Sales TAN Series 2008
  1.58%, 08/03/09                                          12,000         12,140
DUPAGE CNTY
RB (Morton Arboretum) Series
  2003
  7.25%, 10/02/08 (a)(b)                                   24,050         24,050
EAST DUNDEE, KANE & COOK COUNTIES
IDRB (Otto Engineering) Series
  1998
  7.50%, 10/02/08 (a)(b)                                    1,330          1,330
HAMPSHIRE
IDRB (Poli-Film America) Series
  1998A
  7.52%, 10/02/08 (a)(b)                                    2,000          2,000
ILLINOIS
  GO Bonds FIRST Series of
  December 2000
  5.46%, 10/02/08 (a)(b)(c)(d)                             19,575         19,575
  GO Bonds FIRST Series of
  June 2000
  5.00%, 10/02/08 (a)(b)(c)(d)                              7,255          7,255
  GO Bonds FIRST Series of
  March 2002
  8.49%, 10/02/08 (a)(b)(c)(d)                             13,425         13,425
  GO Bonds FIRST Series of
  November 2001
  4.49%, 10/02/08 (a)(b)(c)(d)                             10,015         10,015
  GO Bonds FIRST Series of
  October 2002
  4.77%, 10/02/08 (a)(b)(c)(d)                             12,375         12,375
  GO Bonds Series of April 2008
  4.63%, 10/02/08 (a)(c)(d)                                 4,590          4,590
  GO Bonds Series of January 2006
  4.01%, 10/02/08 (a)(c)(d)                                 1,745          1,745
ILLINOIS DEVELOPMENT FINANCE AUTH
  Economic Development RB (Korex Corp)
  Series 1990
  8.40%, 10/02/08 (a)(b)                                    4,000          4,000
  Gas Supply Refunding RB
  (People's Gas) Series 2003E
  4.35%, 10/02/08 (a)(b)(c)(d)                             14,995         14,995
  IDRB (Arc-Tronics) Series 1999
  8.45%, 10/01/08 (a)(b)                                    1,180          1,180
  IDRB (Camcraft Inc) Series 1993
  7.71%, 10/01/08 (a)(b)                                    1,200          1,200
  IDRB (Radiological Society of
  North America) Series 1997
  8.10%, 10/02/08 (a)(b)                                    2,430          2,430
  Qualified Residential Rental Bonds
  (River Oaks) Series 1989
  8.31%, 10/01/08 (a)(b)                                   32,000         32,000
  RB (Aurora Central Catholic High School)
  Series 1994
  7.76%, 10/01/08 (a)(b)                                    1,000          1,000
  RB (Catholic Charities Housing
  Development Corp) Series 1993A
  7.66%, 10/01/08 (a)(b)                                    9,160          9,160
  RB (Catholic Charities Housing
  Development Corp) Series 1993B
  7.66%, 10/01/08 (a)(b)                                      910            910
  RB (Lake Forest Academy) Series 1994
  7.51%, 10/01/08 (a)(b)                                    4,000          4,000
  RB (Perspectives Charter School)
  Series 2003
  7.25%, 10/02/08 (a)(b)                                    5,300          5,300
  RB (Richard H. Driehaus Museum)
  Series 2005
  7.51%, 10/01/08 (a)(b)                                    3,800          3,800
  RB (St Ignatius College Prep)
  Series 2002
  7.54%, 10/01/08 (a)(b)                                    2,800          2,800

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  Residential Rental RB (FC Harris
  Pavilion) Series 1994
  8.25%, 10/01/08 (a)(b)                                   12,460         12,460
ILLINOIS EDUCATIONAL FACILITIES AUTH
  RB (Northwestern Univ) Series 2003
  3.98%, 10/02/08 (a)(c)(d)                                14,020         14,020
  RB (Univ of Chicago) Series 2001B1
  1.85%, 07/28/09                                          16,700         16,700
ILLINOIS FINANCE AUTH
  CP Revenue Notes (DePaul Univ
  Financing Program)
  8.50%, 10/01/08 (b)                                      16,100         16,100
  RB (Elmhurst Memorial Healthcare)
  Series 2008D
  7.88%, 10/01/08 (a)(b)                                    8,600          8,600
  RB (Elmhurst Memorial Healthcare)
  Series 2008E
  7.88%, 10/01/08 (a)(b)                                    4,500          4,500
  RB (Advocate Health Care Network)
  Series 2008A1
  1.90%, 01/15/09                                          10,000         10,000
  RB (Advocate Health Care Network)
  Series 2008C2A
  7.89%, 10/01/08 (a)(c)                                   12,500         12,500
  RB (Advocate Health Care Network)
  Series 2008C3B
  7.89%, 10/01/08 (a)(c)                                    7,325          7,325
  RB (Erikson Institute) Series 2007
  7.25%, 10/02/08 (a)(b)                                    6,000          6,000
  RB (Evanston Northwestern Healthcare
  Corp) Series 2001B
  4.25%, 10/01/08 (a)(c)                                   37,600         37,600
  RB (Illinois Wesleyan Univ) Series 2008
  6.50%, 10/02/08 (a)(b)                                    5,050          5,050
  RB (Lake Forest College) Series 2008
  7.51%, 10/01/08 (a)(b)                                    2,500          2,500
  RB (Northwestern Univ) Series 2006
  6.54%, 10/02/08 (a)(c)(d)                                 3,100          3,100
  RB (Northwestern Univ) Series 2008A
  7.75%, 10/01/08 (a)                                       7,000          7,000
  RB (Resurrection Health Care)
  Series 2005C
  9.20%, 10/02/08 (a)(b)                                   20,200         20,200
  RB (Riverside Health System)
  Series 2004
  8.20%, 10/01/08 (a)(b)                                   11,245         11,245
  RB (Univ of Chicago) Series 2007
  4.49%, 10/02/08 (a)(c)(d)                                 5,145          5,145
  RB Series 2008A (Little Company of
  Mary Hospital & Health Care Centers)
  8.05%, 10/02/08 (a)(b)                                    4,890          4,890
  Refunding RB (Edward Hospital
  Obligated Group) Series 2008B2
  8.20%, 10/01/08 (a)(b)                                    5,000          5,000
ILLINOIS HOUSING DEVELOPMENT AUTH
  Homeowner Mortgage RB Series 2007H2
  1.98%, 02/01/39                                          14,500         14,500
  M/F Mortgage Refunding RB (Hyde Park Tower
  Apts) Series 2000A
  8.50%, 10/01/08 (a)(b)                                   11,215         11,215
LOMBARD
Refunding IDRB (B&H
  Partnership) Series 1995
  8.40%, 10/02/08 (a)(b)                                    1,850          1,850
METROPOLITAN PIER & EXPOSITION AUTH
  McCormick Place Expansion
  Project Bonds Series 1999A
  5.25%, 10/02/08 (a)(b)(c)(d)                              9,900          9,900
  McCormick Place Expansion
  Project Bonds Series 2002A
  4.06%, 10/02/08 (a)(b)(c)(d)                              6,210          6,210
  4.06%, 10/02/08 (a)(b)(c)(d)                              6,455          6,455
  4.08%, 10/02/08 (a)(b)(c)(d)                              2,870          2,870
  4.08%, 10/02/08 (a)(b)(c)(d)                              5,000          5,000
  4.72%, 10/02/08 (a)(b)(c)(d)                              6,590          6,590
  5.23%, 10/02/08 (a)(b)(c)(d)                             10,820         10,820
METROPOLITAN WATER RECLAMATION
  DISTRICT OF GREATER CHICAGO
  GO Refunding Bonds Unlimited Tax
  Series 2007B & Limited Tax
  Series 2007C
  4.06%, 10/02/08 (a)(c)(d)                                44,215         44,215
  Unlimited Tax GO Bonds Series 2006
  6.10%, 10/02/08 (a)(c)(d)                                 7,180          7,180
  Unlimited Tax GO Refunding
  Bonds Series 2006
  4.31%, 10/02/08 (a)(b)(c)(d)                             30,830         30,830
MONTGOMERY SPECIAL SERVICE AREA
  NO.10
Special Tax Bonds (Blackberry
  Crossing West) Series 2004
  7.00%, 10/01/08 (a)(b)                                    6,400          6,400
PALATINE
Special Facility RB (Little City for
  Community Development)
  Series 1998
  7.51%, 10/01/08 (a)(b)                                    5,000          5,000
REGIONAL TRANSPORTATION AUTH
  GO Bonds Series 2005A
  4.37%, 10/02/08 (a)(b)(c)(d)                             28,950         28,950
  GO Refunding Bonds Series 1999
  5.50%, 10/02/08 (a)(b)(c)(d)                              9,900          9,900
  5.75%, 10/02/08 (a)(b)(c)(d)                             12,055         12,055
ROCKFORD
IDRB (Rockford Industrial Welding
  Supply) Series 1996
  9.20%, 10/02/08 (a)(b)                                    2,000          2,000
SCHAUMBURG
GO Bonds Series 2004B
  4.95%, 10/02/08 (a)(b)(c)(d)                             18,675         18,675
SOUTHWESTERN ILLINOIS DEVELOPMENT
  AUTH
Refunding IDRB (Holten Meat)
  Series 2004
  8.50%, 10/02/08 (a)(b)                                    6,860          6,860
SPRINGFIELD
Sr Lien Electric RB Series 2006
  4.76%, 10/02/08 (a)(b)(c)(d)                              4,950          4,950
UNIV OF ILLINOIS BOARD OF TRUSTEES
Refunding RB Series 2008
  7.95%, 10/01/08 (a)(b)                                    9,500          9,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
VILLAGE OF WESTERN SPRINGS
Special Assessment Bonds
  (Timber Trails) Series 2006
  7.52%, 10/01/08 (a)(b)                                   14,740         14,740
WILL CNTY COMMUNITY HIGH SD NO. 210
GO Bonds Series 2006
  4.10%, 10/02/08 (a)(b)(c)(d)                              5,140          5,140
WOODRIDGE
M/F Housing Refunding RB
  (Hinsdale Lake Terrace Apts)
  Series 1990
  8.25%, 10/03/08 (a)(b)                                   20,760         20,760
YORKVILLE
IDRB (FE Wheaton and Co)
  Series 1996
  9.20%, 10/02/08 (a)(b)                                      950            950
                                                                     -----------
                                                                       1,047,796
INDIANA 1.8%
--------------------------------------------------------------------------------
BOONE CNTY HOSPITAL ASSOCIATION
Lease Refunding RB Series 2005
  3.73%, 10/02/08 (a)(b)(c)(d)                              2,940          2,940
DYER REDEVELOPMENT AUTH
Economic Development Lease Rental
  Refunding Bonds of
  2005
  3.64%, 10/02/08 (a)(b)(c)(d)                              1,490          1,490
ELKHART CNTY
Economic Development RB (West
  Plains Apts) Series 1998A
  7.76%, 10/01/08 (a)(b)                                    1,640          1,640
INDIANA DEVELOPMENT FINANCE AUTH
IDRB (Big Sky Park) Series 1999
  7.50%, 10/02/08 (a)(b)                                    3,400          3,400
INDIANA FINANCE AUTH
  Environmental RB (PSI Energy Inc)
  Series 2005B
  8.08%, 10/01/08 (a)(b)                                   10,500         10,500
  Health System Refunding RB (Sisters
  of St. Francis Health Services Inc
  Obligated Group) Series 2008A
  8.75%, 10/02/08 (a)(b)                                   17,865         17,865
  Highway Refunding RB Series 2007A
  4.65%, 10/02/08 (a)(b)(c)(d)                             14,435         14,435
  Lease Appropriation Bonds (Convention
  Center Expansion) Series 2008A1
  7.92%, 10/02/08 (a)(c)                                   18,950         18,950
  Lease Appropriation Bonds
  (Stadium Project) Series 2005A1
  6.50%, 10/02/08 (a)(c)                                   23,000         23,000
  Lease Appropriation Bonds
  (Stadium Project) Series 2005A2
  6.50%, 10/02/08 (a)(c)                                   17,500         17,500
  RB (Republic Services Inc) Series 2005
  8.05%, 10/01/08 (a)(b)                                    7,500          7,500
  Refunding RB (Wabash Valley &
  Rockville Correctional Facilities)
  Series 2003C&D
  5.25%, 10/02/08 (a)(c)(d)                                 7,280          7,280
INDIANA HEALTH & EDUCATIONAL FACILITY
  FINANCING AUTH
RB (Clarian Health Obligated
  Group) Series 2005B
  8.05%, 10/01/08 (a)(b)(c)                                10,000         10,000
INDIANA HEALTH FACILITY FINANCING
  AUTH
  Health System Refunding RB Series
  (Sisters of St. Francis Health Services
  Inc Obligated Group) Series 2006C
  8.05%, 10/01/08 (a)(b)(c)                                 2,500          2,500
  RB (Ascension Health) Series 2008E
  1.75%, 05/01/09                                          32,700         32,700
  RB (Ascension Health) Series 2008E6
  1.75%, 04/01/09                                           5,000          5,000
INDIANA HFA
S/F Mortgage RB Series 2004B2
  & 2005C2
  5.25%, 10/02/08 (a)(c)(d)                                 1,750          1,750
INDIANA HOUSING & COMMUNITY
  DEVELOPMENT AGENCY
S/F Mortgage RB Series 2007A
  7.58%, 10/02/08 (a)(c)(d)                                 7,725          7,725
INDIANA MUNICIPAL POWER AGENCY
Power Supply System RB Series
  2006A
  6.07%, 10/02/08 (a)(b)(c)(d)                             14,020         14,020
INDIANAPOLIS
M/F Housing RB (Nora Pines
  Apts) Series 2001
  8.25%, 10/02/08 (a)(b)                                    9,275          9,275
INDIANAPOLIS LOCAL PUBLIC
  IMPROVEMENT BOND BANK
  Airport Bonds Series 2008C1
  8.85%, 10/01/08 (a)(b)(c)                                12,500         12,500
  Airport Bonds Series 2008C2
  8.40%, 10/01/08 (a)(b)(c)                                12,500         12,500
  Airport Bonds Series 2008C3
  7.75%, 10/01/08 (a)(b)(c)                                12,500         12,500
  Bonds (Indianapolis Airport Auth)
  Series 2006F
  4.34%, 10/02/08 (a)(b)(c)(d)                              5,210          5,210
  Bonds (Waterworks) Series 2006A
  3.87%, 10/02/08 (a)(b)(c)(d)                              4,245          4,245
  RB (Indianapolis Airport Auth)
  Series 2004I
  4.36%, 10/02/08 (a)(b)(c)(d)                             11,295         11,295
LAWRENCEBURG
Pollution Control Refunding RB
  (Indiana Michigan Power Co)
  Series H
  7.75%, 10/02/08 (a)(b)                                   15,900         15,900
ST JOSEPH CNTY
  Economic Development RB (Corby Apts)
  Series 1997B
  7.64%, 10/01/08 (a)(b)                                    3,265          3,265
  Economic Development RB (Pin Oaks
  Apts) Series 1997A
  7.64%, 10/01/08 (a)(b)                                    1,000          1,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  Economic Development RB (Western
  Manor Apts) Series 1997C
  7.64%, 10/01/08 (a)(b)                                    2,130          2,130
VIGO CNTY
  Economic Development RB (Republic
  Services Inc) Series 2003
  8.05%, 10/01/08 (a)(b)                                    5,000          5,000
  Economic Development RB (Sisters of
  Providence) Series 2001
  8.16%, 10/02/08 (a)(b)                                    3,500          3,500
WAYNE TOWNSHIP SCHOOL BUILDING
  CORP
First Mortgage Refunding Bonds
  Series 2006
  4.31%, 10/02/08 (a)(b)(c)(d)                              5,115          5,115
                                                                     -----------
                                                                         303,630
IOWA 0.6%
--------------------------------------------------------------------------------
DES MOINES METROPOLITAN WASTEWATER
  RECLAMATION AUTH
Sewer RB Series 2004B
  4.42%, 10/02/08 (a)(b)(c)(d)                              6,455          6,455
IOWA FINANCE AUTH
  M/F Housing RB (Country Club Village)
  Series 2006
  8.50%, 10/02/08 (a)(b)                                   11,370         11,370
  Solid Waste Disposal RB (MidAmerican
  Energy) Series 2008A
  8.25%, 10/01/08 (a)                                      11,000         11,000
IOWA HIGHER EDUCATION LOAN AUTH
Private College Facility RB
  (Graceland Univ) Series 2003
  7.25%, 10/02/08 (a)(b)                                    2,000          2,000
IOWA SCHOOL CORPS
  Cash Anticipation Program Warrant
  Certificates Series 2007-2008B
  2.65%, 01/23/09 (b)                                      10,500         10,535
  Cash Anticipation Program Warrant
  Certificates Series 2008-2009A
  1.75%, 06/25/09 (b)                                      50,000         50,629
                                                                     -----------
                                                                          91,989
KANSAS 0.2%
--------------------------------------------------------------------------------
KANSAS DEVELOPMENT FINANCE AUTH
M/F Housing RB (Saddlewood
  Apts) Series 2004M
  8.32%, 10/02/08 (a)(b)                                    7,600          7,600
KANSAS STATE DEPARTMENT OF
  TRANSPORTATION
Highway RB Series 2004B4
  4.75%, 10/02/08 (a)(c)(d)                                11,910         11,910
SEDGWICK CNTY & SHAWNEE CNTY
S/F Mortgage RB Series 2007A2
  4.75%, 10/01/08 (a)(c)(d)                                10,235         10,235
                                                                     -----------
                                                                          29,745
KENTUCKY 1.1%
--------------------------------------------------------------------------------
BOYLE CNTY
Hospital RB (Ephraim McDowell
  Health) Series 2006
  8.25%, 10/02/08 (a)(b)                                    8,500          8,500
JEFFERSON CNTY
M/F Housing Refunding RB
  (Camden Brookside Apts)
  Series 2002
  8.03%, 10/02/08 (a)(b)                                    8,900          8,900
KENTUCKY ASSET/LIABILITY COMMISSION
  General Fund Project Notes Second
  Series 2005A1&A2
  1.67%, 10/06/08 (c)                                      35,000         35,000
  1.55%, 10/07/08 (c)                                      10,000         10,000
  1.60%, 10/08/08 (c)                                      12,000         12,000
  1.65%, 10/08/08 (c)                                       4,000          4,000
  1.60%, 10/09/08 (c)                                      12,500         12,500
  General Fund TRAN Series 2008A
  1.78%, 06/25/09                                          10,000         10,088
KENTUCKY HIGHER ED STUDENT LOAN
  CORP
RB Sr Series 2008A1
  7.75%, 10/01/08 (a)(b)                                   68,000         68,000
KENTUCKY HOUSING CORP
RB Series 2002A
  4.42%, 10/01/08 (a)(c)(d)                                 2,350          2,350
KENTUCKY TURNPIKE AUTH
Road RB (Revitalization Projects)
  Series 2008A
  4.26%, 10/02/08 (a)(c)(d)                                 2,630          2,630
LOUISVILLE & JEFFERSON CNTY METRO
  SEWER DISTRICT
Sewage & Drainage System RB
  Series 1999A
  8.50%, 10/02/08 (a)(b)(c)(d)                              5,600          5,600
RICHMOND
IDRB (Mikron) Series 1995
  7.75%, 10/01/08 (a)(b)                                    1,250          1,250
                                                                     -----------
                                                                         180,818
LOUISIANA 1.8%
--------------------------------------------------------------------------------
EAST BATON ROUGE
Road & Street Improvement Sales
  Tax Refunding RB Series
  2008A
  7.90%, 10/01/08 (a)(b)                                    5,000          5,000
JEFFERSON SALES TAX DISTRICT
  Special Sales Tax RB Series 2005
  3.61%, 10/02/08 (a)(b)(c)(d)                              1,280          1,280
  Special Sales Tax RB Series 2007
  4.03%, 10/02/08 (a)(b)(c)(d)                             23,110         23,110
LAKE CHARLES HARBOR & TERMINAL
  DISTRICT
RB (Lake Charles Cogeneration)
  Series 2008
  2.25%, 03/15/09                                          50,000         50,000
LOUISIANA
  Gasoline & Fuels Tax RB Series 2005A
  4.17%, 10/02/08 (a)(b)(c)(d)                              3,415          3,415
  Gasoline & Fuels Tax RB Series 2006A
  4.17%, 10/02/08 (a)(b)(c)(d)                             20,800         20,800
  GO Refunding Bonds Series 2005A
  4.18%, 10/02/08 (a)(b)(c)(d)                              6,275          6,275

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
LOUISIANA LOCAL GOVERNMENT
  ENVIRONMENTAL FACILITIES &
  COMMUNITY DEVELOPMENT AUTH
  RB (Capital Projects & Equipment
  Acquisition Program) Series 2003A
  4.00%, 09/01/09 (b)(c)(d)                                10,490         10,490
  RB (City of Bossier Public Improvement)
  Series 2007
  4.37%, 10/02/08 (a)(b)(c)(d)                              9,120          9,120
  RB (Univ of Louisiana-Monroe)
  Series 2004C
  8.01%, 10/02/08 (a)(b)                                   10,000         10,000
LOUISIANA PUBLIC FACILITIES AUTH
Refunding RB (Tulane Univ of
  Louisiana) Series 2007A1
  4.70%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
LOUISIANA STATE UNIV AGRICULTURAL &
  MECHANICAL COLLEGE
Auxiliary RB Series 2006
  4.32%, 10/02/08 (a)(b)(c)(d)                             27,605         27,605
NEW ORLEANS IDB
M/F Housing RB (3700 Orleans)
  Series 2000
  8.28%, 10/02/08 (a)(b)                                   29,000         29,000
ST JAMES PARISH
  Pollution Control Refunding RB
  (Texaco) Series 1988A
  1.72%, 12/09/08                                          59,030         59,030
  Pollution Control Refunding RB
  (Texaco) Series 1988B
  1.72%, 12/09/08                                          39,030         39,030
                                                                     -----------
                                                                         304,155
MAINE 0.3%
--------------------------------------------------------------------------------
MAINE FINANCE AUTH
RB (Jackson Laboratory) Series
  2002
  8.37%, 10/02/08 (a)(b)                                    5,170          5,170
MAINE HEALTH & EDUCATIONAL FACILITIES
  AUTH
RB Series 2006F
  4.20%, 10/02/08 (a)(b)(c)(d)                             15,080         15,080
MAINE HOUSING AUTH
  General Housing Draw Down Bonds
  Series 2005B
  8.19%, 10/02/08 (a)(c)(d)                                   100            100
  8.19%, 10/02/08 (a)(c)(d)                                   120            120
  8.64%, 10/02/08 (a)(c)(d)                                   230            230
  Mortgage Purchase Bonds
  Series 2002F2
  6.23%, 10/02/08 (a)(c)(d)                                 2,745          2,745
MAINE STATE HOUSING AUTH
  Mortgage Purchase Bonds Series 2008B
  8.22%, 10/02/08 (a)(c)                                    4,000          4,000
  Mortgage Purchase Bonds Series 2008D
  8.25%, 10/02/08 (a)(c)                                    6,500          6,500
  Mortgage Purchase Bonds Series 2008E1
  8.25%, 10/02/08 (a)(c)                                    5,000          5,000
  Mortgage Purchase Bonds Series 2008E2
  8.25%, 10/02/08 (a)(c)                                    5,000          5,000
                                                                     -----------
                                                                          43,945
MARYLAND 1.8%
--------------------------------------------------------------------------------
MARYLAND
GO Bonds (State & Local
  Facilities Loan of 2008) Second
  Series
  4.20%, 10/02/08 (a)(c)(d)                                 3,700          3,700
MARYLAND COMMUNITY DEVELOPMENT
  ADMINISTRATION
RB Series 2007D
  4.58%, 10/01/08 (a)(c)(d)                                 3,585          3,585
MARYLAND DEPARTMENT OF
  TRANSPORTATION
Consolidated Transportation Bonds
Series 2008
  5.00%, 10/02/08 (a)(c)(d)                                29,725         29,725
MARYLAND ECONOMIC DEVELOPMENT
  CORP
IDRB (Dixon Valve and Coupling
  Co) Series 1998
  7.65%, 10/01/08 (a)(b)                                       10             10
MARYLAND ENERGY FINANCING
  ADMINISTRATION
Limited Obligation Local District
  Cooling Facilities RB (Comfort
  Link) Series 2001
  8.05%, 10/01/08 (a)(b)                                   10,000         10,000
MARYLAND HEALTH & HIGHER
  EDUCATIONAL FACILITIES AUTH
  CP Revenue Notes (The John Hopkins
  Health System) Series E
  1.50%, 11/03/08 (b)                                      26,100         26,100
  CP Revenue Notes (The John Hopkins
  Health System) Series F
  1.60%, 10/14/08 (b)                                      41,550         41,550
  Mortgage RB (Western Maryland
  Health System) Series 2006A
  1.95%, 07/01/34 (b)(c)(d)                                14,730         14,730
  Project & Refunding RB (Mercy Center)
  Series 1996
  4.50%, 10/02/08 (a)(b)(c)(d)                             18,185         18,185
  RB (Adventist Health Care)
  Series 2004A
  8.00%, 10/02/08 (a)(b)                                   15,700         15,700
  RB (Frederick Memorial Hospital)
  Series 2008
  8.00%, 10/01/08 (a)(b)                                    8,000          8,000
  RB (Kennedy Krieger) Series 2006
  7.90%, 10/02/08 (a)(b)                                    8,975          8,975
  RB (LifeBridge Health) Series 2008
  4.83%, 10/02/08 (a)(b)(c)(d)                              9,100          9,100
  5.67%, 10/02/08 (a)(b)(c)(d)                              9,000          9,000
  5.81%, 10/02/08 (a)(b)(c)(d)                              7,755          7,755
  RB (MedStar Health) Series 2007
  7.06%, 10/02/08 (a)(b)(c)(d)                             13,895         13,895
  RB (Sheppard Pratt) Series 2003B
  7.90%, 10/02/08 (a)(b)                                    6,895          6,895
  RB (The John Hopkins Univ)
  Series 2008A
  4.78%, 10/02/08 (a)(c)(d)                                 3,855          3,855

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  RB (Univ of Maryland Medical System)
  Series 2008A
  7.93%, 10/02/08 (a)(b)                                    7,000          7,000
  RB (Univ of Maryland Medical System)
  Series 2008D
  5.50%, 10/01/08 (a)(b)                                   19,900         19,900
  RB (Univ of Maryland Medical System)
  Series 2008E
  7.85%, 10/02/08 (a)(b)                                    7,000          7,000
  RB (Upper Chesapeake Hospitals)
  Series 2008B
  8.00%, 10/01/08 (a)(b)                                    5,800          5,800
MARYLAND STATE ECONOMIC
  DEVELOPMENT CORP
RB (Constellation Energy Inc)
  Series 2007
  7.50%, 10/02/08 (a)(b)                                   13,000         13,000
MONTGOMERY CNTY HOUSING
  OPPORTUNITIES COMMISSION
Housing RB (Oakfield Apts)
  Series 2005I
  9.50%, 10/01/08 (a)(b)                                    6,550          6,550
UNIV SYSTEM OF MARYLAND
Revolving Loan Program Bonds
  Series 2003A
  2.05%, 06/01/09 (b)                                       9,250          9,250
                                                                     -----------
                                                                         299,260
MASSACHUSETTS 2.1%
--------------------------------------------------------------------------------
LOWELL
BAN Series A
  1.75%, 09/18/09                                           5,110          5,158
MASSACHUSETTS
  GO Bonds Consolidated Loan
  Series 1998C
  4.85%, 10/02/08 (a)(b)(c)(d)                              3,485          3,485
  GO Bonds Consolidated Loan
  Series 2001D
  5.15%, 10/02/08 (a)(b)(c)(d)                              2,785          2,785
  GO Bonds Consolidated Loan
  Series 2002D
  5.27%, 10/02/08 (a)(b)(c)(d)                              9,987          9,987
  GO Bonds Consolidated Loan
  Series 2004A
  3.92%, 10/02/08 (a)(b)(c)(d)                              3,950          3,950
  GO Bonds Consolidated Loan
  Series 2006B
  4.40%, 10/01/08 (a)(c)                                   10,000         10,000
  GO Bonds Consolidated Loan
  Series 2006E
  4.00%, 10/02/08 (a)(b)(c)(d)                              2,500          2,500
  GO Bonds Consolidated Loan
  Series 2007C
  4.04%, 10/02/08 (a)(b)(c)(d)                              1,925          1,925
  8.47%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
  GO Refunding Bonds Series 1998A
  7.20%, 10/02/08 (a)(c)                                    5,145          5,145
  TECP Series F
  1.62%, 11/05/08 (c)                                      10,000         10,000
MASSACHUSETTS BAY TRANSPORTATION
  AUTH
  Assessment Bonds Series 2006A
  4.19%, 10/02/08 (a)(c)(d)                                14,980         14,980
  Sr Sales Tax Bonds Series 2005A
  4.37%, 10/02/08 (a)(c)(d)                                 2,750          2,750
  Sr Sales Tax Bonds Series 2006A
  7.37%, 10/02/08 (a)(c)(d)                                 4,200          4,200
MASSACHUSETTS DEVELOPMENT FINANCE
  AGENCY
  M/F Housing RB (Archstone Reading
  Apts) Series 2004A
  8.04%, 10/01/08 (a)(b)                                   12,560         12,560
  M/F Housing RB (Midway Studios)
  Series 2003A
  8.10%, 10/02/08 (a)(b)                                   10,000         10,000
  M/F Housing Refunding RB (Kensington
  at Chelmsford) Series 2002
  8.15%, 10/02/08 (a)(b)                                   15,850         15,850
  RB (Abby Kelley Foster Charter Public
  School) Series 2008
  8.00%, 10/02/08 (a)(b)                                    3,000          3,000
  RB (Boston Children's Museum)
  Series 2006
  7.20%, 10/01/08 (a)(b)                                    9,250          9,250
  RB (Boston Univ) Series U6A
  4.40%, 10/01/08 (a)(b)                                   10,000         10,000
  RB (FIBA Technologies) Series 2003
  8.10%, 10/01/08 (a)(b)                                    1,385          1,385
  RB (Olin College) Series 2008C3
  4.40%, 10/01/08 (a)(b)                                   21,000         21,000
  RB (YMCA of Greater Boston)
  Series 2004A
  8.00%, 10/02/08 (a)(b)                                      500            500
  Refunding RB (Wentworth Institute of
  Technology Inc.) Series 2008
  8.28%, 10/02/08 (a)(b)                                    4,855          4,855
MASSACHUSETTS HEALTH & EDUCATIONAL
  FACILITIES AUTH
  RB (Amherst College) Series H
  2.63%, 10/09/08                                           5,000          5,000
  RB (Boston College) Series M1 & M2
  4.76%, 10/02/08 (a)(c)(d)                                 2,195          2,195
  RB (Dana-Farber Cancer Institute)
  Series 2008L-2
  7.75%, 10/02/08 (a)(b)                                    4,300          4,300
  RB (Harvard Univ) Series 2005A
  4.52%, 10/02/08 (a)(c)(d)                                 4,565          4,565
  RB (Harvard Univ) Series 2008B
  4.17%, 10/02/08 (a)(c)(d)                                12,965         12,965
  4.52%, 10/02/08 (a)(c)(d)                                13,325         13,325
  RB (Massachusetts Institute of
  Technology) Series 2008N
  4.51%, 10/02/08 (a)(c)(d)                                 2,335          2,335
  RB (Massachusetts Institute of
  Technology) Series K
  5.15%, 10/02/08 (a)(c)(d)                                 6,710          6,710
  RB (Museum of Fine Arts) Series 2007A2
  4.00%, 10/01/08 (a)(c)                                    1,300          1,300

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  RB (Partners HealthCare System)
  Series 2008H1
  1.53%, 12/04/08                                           8,000          8,000
  RB (Partners HealthCare System)
  Series 2003D1
  4.00%, 10/01/08 (a)                                         900            900
  RB (South Shore Hospital) Series 2008G
  8.10%, 10/02/08 (a)(b)(c)                                13,565         13,565
  RB (Tufts Univ) Series 2008N1
  7.40%, 10/01/08 (a)(c)                                    5,000          5,000
MASSACHUSETTS HFA
  Housing Bonds Series 2006B
  4.61%, 10/02/08 (a)(c)(d)                                 4,865          4,865
  Rental Housing Mortgage RB
  Series 2002F
  8.51%, 10/02/08 (a)(b)(c)(d)                             12,635         12,635
  S/F Housing RB Series 122
  4.95%, 10/02/08 (a)(c)(d)                                10,110         10,110
MASSACHUSETTS PORT AUTH
RB Series 2005A
  4.29%, 10/02/08 (a)(b)(c)(d)                              1,000          1,000
MASSACHUSETTS SCHOOL BUILDING AUTH
  Dedicated Sales Tax Bonds
  Series 2005A
  4.49%, 10/02/08 (a)(b)(c)(d)                             30,640         30,640
  5.98%, 10/02/08 (a)(b)(c)(d)                              9,210          9,210
  8.11%, 10/02/08 (a)(b)(c)(d)                              3,100          3,100
  Dedicated Sales Tax Bonds
  Series 2007A
  4.70%, 10/02/08 (a)(b)(c)(d)                              5,400          5,400
  4.75%, 10/02/08 (a)(b)(c)(d)                              9,125          9,125
MASSACHUSETTS WATER POLLUTION
  ABATEMENT TRUST
Pool Program Bonds Series 13
  5.25%, 10/02/08 (a)(c)(d)                                     5              5
REVERE
GO BAN
  1.74%, 10/30/08                                           8,474          8,481
                                                                     -----------
                                                                         349,996
MICHIGAN 3.1%
--------------------------------------------------------------------------------
DETROIT
  Sr Lien Refunding RB Series 2006D
  2.93%, 10/02/08 (a)(b)(c)(d)                             14,640         14,640
  4.73%, 10/02/08 (a)(b)(c)(d)                              9,755          9,755
  TAN Series 2008
  1.80%, 03/31/09 (b)                                      17,000         17,141
DETROIT SD
  School Building & Site Improvement
  Bonds (Unlimited Tax GO) Series 2001A
  4.65%, 10/02/08 (a)(b)(c)(d)                             47,975         47,975
  School Building & Site Improvement
  Bonds (Unlimited Tax GO) Series 2001A
  5.65%, 10/02/08 (a)(b)(c)(d)                              4,620          4,620
  School Building & Site Improvement
  Refunding Bonds (Unlimited Tax GO)
  Series 2005A
  3.94%, 10/02/08 (a)(b)(c)(d)                             12,785         12,785
  4.25%, 10/02/08 (a)(b)(c)(d)                              8,500          8,500
  4.29%, 10/02/08 (a)(b)(c)(d)                             10,840         10,840
DETROIT SEWAGE DISPOSAL SYSTEM
Second Lien RB Series 2006A
  8.47%, 10/02/08 (a)(b)(c)(d)                              2,500          2,500
KENT CNTY
Airport RB (Gerald R. Ford
  International Airport) (Limited
  Tax GO) Series 2007
  3.83%, 10/02/08 (a)(c)(d)                                 1,335          1,335
KENT HOSPITAL FINANCE AUTH
Refunding RB (Spectrum Health
  System) Series 2008B3
  7.88%, 10/01/08 (a)(c)                                    4,000          4,000
MICHIGAN HIGHER EDUCATION FACILITIES
  AUTH
Limited Obligation Refunding RB
  (Hope College) Series 2004
  10.00%, 10/02/08 (a)(b)                                   3,430          3,430
MICHIGAN HOUSING DEVELOPMENT AUTH
Rental Housing RB Series 2006D
  8.71%, 10/02/08 (a)(b)(c)(d)                              5,250          5,250
  S/F Mortgage RB Series 2007D
  1.90%, 12/01/38                                          65,000         65,000
  S/F Mortgage RB Series 2007E
  7.75%, 10/01/08 (a)(c)                                   40,000         40,000
  S/F Mortgage RB Series 2007F
  7.75%, 10/01/08 (a)(c)                                   30,000         30,000
MICHIGAN JOB DEVELOPMENT AUTH
Limited Obligation RB
  (Frankenmuth Bavarian Inn
  Motor Lodge) Series 1985
  2.20%, 10/01/08 (a)(b)                                    7,100          7,100
MICHIGAN STATE BUILDING AUTH
  CP Notes Series 5
  1.60%, 11/06/08 (b)                                      12,600         12,600
  Refunding RB (Facilities Program)
  Series 2005I
  4.39%, 10/02/08 (a)(b)(c)(d)                              4,560          4,560
  Refunding RB (Facilities Program)
  Series 2006IA
  4.53%, 10/02/08 (a)(b)(c)(d)                              2,374          2,374
  4.75%, 10/02/08 (a)(b)(c)(d)                             37,800         37,800
MICHIGAN STATE HOSPITAL FINANCE AUTH
  RB (Ascension Health Sr Credit Group)
  Series 2008B6
  7.80%, 10/01/08 (a)                                       4,000          4,000
  RB (Ascension Health Sr Credit Group)
  Series 2008B8
  7.80%, 10/01/08 (a)                                       2,500          2,500
  RB (Trinity Health Credit Group)
  Series 2005H
  4.60%, 10/01/08 (a)(b)(c)                                36,000         36,000
  Refunding RB (Trinity Health Credit
  Group) Series 2000E
  8.25%, 10/02/08 (a)(c)                                   29,600         29,600
MICHIGAN STATE STRATEGIC FUND
  Limited Obligation RB (American Cancer
  Society) Series 2000
  7.96%, 10/02/08 (a)(b)                                    3,015          3,015
  Limited Obligation RB (Consumers
  Energy Company) Series 2005
  8.15%, 10/01/08 (a)(b)                                    7,000          7,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  Limited Obligation RB (United Machining)
  Series 1998
  8.11%, 10/02/08 (a)(b)                                    4,000          4,000
  Limited Obligation Refunding RB
  (Detroit Edison Co Exempt Facilities)
  Series 2008ET
  7.50%, 10/01/08 (a)(b)                                   10,000         10,000
  Limited Obligation Refunding RB (Van
  Andel Research Institute) Series 2008
  9.00%, 10/01/08 (a)(b)                                   25,000         25,000
OAKLAND CNTY
Limited Obligation RB (Husky
  Envelope Products) Series 1999
  8.11%, 10/02/08 (a)(b)                                    1,060          1,060
WAYNE CNTY AIRPORT AUTH
  Airport RB Series 2007
  4.70%, 10/02/08 (a)(b)(c)(d)                              9,500          9,500
  Airport Refunding RB Series 2008D
  8.10%, 10/02/08 (a)(b)                                   22,000         22,000
  Airport RB Series 2005
  4.76%, 10/02/08 (a)(b)(c)(d)                             24,750         24,750
                                                                     -----------
                                                                         520,630
MINNESOTA 1.2%
--------------------------------------------------------------------------------
DULUTH ECON DEV AUTH & BRAINERD
Health Care Facilities RB
  (Benedictine Health System)
  Series 1993C & 1993E
  4.35%, 10/02/08 (a)(b)(c)(d)                             15,200         15,200
EDEN PRAIRIE
M/F Housing RB (Eden Prairie
  Leased Housing Associates I)
  Series 2003A
  8.00%, 10/03/08 (a)(b)                                   17,500         17,500
HENNEPIN CNTY HOUSING &
  REDEVELOPMENT AUTH
M/F Housing Refunding RB
  (Stone Arch Apts) Series 2002
  8.50%, 10/02/08 (a)(b)                                    2,800          2,800
MENDOTA HEIGHTS
Refunding IDRB (Dakota
  Business Plaza) Series 2000
  8.25%, 10/02/08 (a)(b)                                    2,300          2,300
MINNEAPOLIS-ST. PAUL METROPOLITAN
  AIRPORTS COMMISSION
Subordinate Airport RB Series
  2005A
  4.10%, 10/02/08 (a)(b)(c)(d)                              3,425          3,425
MINNESOTA
COP Aid Anticipation Series 2008
  1.65%, 09/04/09                                          12,000         12,148
MINNESOTA AGRICULTURAL & ECONOMIC
  DEVELOPMENT BOARD
  Health Care Facilities RB (Essentia
  Health Obligated Group) Series 2008C3
  4.45%, 10/01/08 (a)(b)(c)                                13,550         13,550
  RB (Evangelical Lutheran Good
  Samaritan Society) Series 1996
  8.01%, 10/02/08 (a)(b)                                    7,200          7,200
MINNESOTA HIGHER EDUCATION
  FACILITIES AUTH
  RB (Hamline Univ of Minnesota)
  Series Six-E1
  8.00%, 10/02/08 (a)(b)                                    2,135          2,135
  RB (Hamline Univ of Minnesota)
  Series Six-E2
  8.00%, 10/02/08 (a)(b)                                    3,715          3,715
MINNESOTA HOUSING FINANCE AUTH
Limited Obligation Bonds Draw
  Down Series 2008-2
  8.11%, 10/02/08 (a)(b)(c)(d)                             25,000         25,000
ROCHESTER
  Health Care Facilities RB (Mayo Clinic)
  Series 2008D
  1.68%, 11/15/38                                          10,000         10,000
  Health Care Facilities RB (Mayo
  Foundation) Series 2000A
  1.70%, 12/11/08 (c)                                      21,000         21,000
ST. CLOUD
  Health Care RB (CentraCare Health
  System) Series 2008A
  7.98%, 10/02/08 (a)(b)(c)                                 7,780          7,780
  Health Care RB (CentraCare Health
  System) Series 2008B
  7.96%, 10/02/08 (a)(b)(c)                                 5,310          5,310
  Health Care RB (CentraCare Health
  System) Series 2008C
  8.10%, 10/02/08 (a)(b)(c)                                 5,000          5,000
ST. LOUIS PARK
  M/F Housing RB (At The Park)
  Series 2002A
  8.00%, 10/03/08 (a)(b)                                    3,300          3,300
  Refunding RB (Park Nicollet Health
  Services) Series 2008 B1
  6.50%, 10/02/08 (a)(b)                                    8,500          8,500
ST. PAUL HOUSING & REDEVELOPMENT
  AUTH
District Heating RB Series 1999D
  8.01%, 10/03/08 (a)(b)                                    2,760          2,760
WESTERN MINNESOTA MUNICIPAL POWER
  AGENCY
Power Supply RB Series 2006A
  4.09%, 10/02/08 (a)(b)(c)(d)                             27,755         27,755
                                                                     -----------
                                                                         196,378
MISSISSIPPI 0.6%
--------------------------------------------------------------------------------
MISSISSIPPI BUSINESS FINANCE CORP
  IDRB (Electric Mills Wood Preserving)
  Series 1999
  8.25%, 10/02/08 (a)(b)                                    5,000          5,000
  Pollution Control Refunding RB (Gulf
  Power Co) Series 2003
  4.25%, 10/01/08 (a)                                       1,075          1,075
  RB (200 Renaissance LLC) Series 2008
  8.21%, 10/02/08 (a)(b)                                   11,850         11,850
  RB (Chevron USA) Series 2007C
  4.45%, 10/01/08 (a)                                      12,000         12,000
  RB (Gulfport Promenade LLC)
  Series 2007
  8.21%, 10/02/08 (a)(b)                                    7,000          7,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  RB (Jackson Medical Mall Foundation)
  Series 2008A
  7.95%, 10/02/08 (a)(b)                                    5,210          5,210
MISSISSIPPI DEVELOPMENT BANK
Special Obligation Bonds
  (Harrison Cnty
  Coliseum/Convention Center
  Expansion & Refunding Project)
  Series 2005
  3.50%, 10/02/08 (a)(b)(c)(d)                             23,995         23,995
MISSISSIPPI HOSPITAL EQUIPMENT &
  FACILITIES AUTH
  RB (Baptist Memorial Health Care)
  Series 2004B2
  9.95%, 10/02/08 (a)(c)(d)                                 8,380          8,380
  RB (North Mississippi Health Services)
  Series 2003-1
  7.95%, 10/02/08 (a)                                      10,405         10,405
  RB (North Mississippi Health Services)
  Series 2003-2
  7.95%, 10/02/08 (a)                                       9,725          9,725
                                                                     -----------
                                                                          94,640
MISSOURI 1.4%
--------------------------------------------------------------------------------
KANSAS CITY
  Special Obligation Refunding Bonds
  (H. Roe Bartle Convention Center)
  Series 2008E
  7.93%, 10/01/08 (a)(b)                                   11,625         11,625
  Special Obligation Refunding Bonds
  (H. Roe Bartle Convention Center)
  Series 2008F
  7.94%, 10/01/08 (a)(b)                                    3,200          3,200
MISSOURI DEVELOPMENT FINANCE BOARD
Air Cargo Facility Improvement &
  Refunding RB (St. Louis Air
  Cargo Services) Series 2000
  8.23%, 10/02/08 (a)(b)                                   12,000         12,000
MISSOURI HEALTH & EDUCATIONAL
  FACILITIES AUTH
  Health Care Facilities RB (BJC Health
  System) Series 2008C
  7.78%, 10/02/08 (a)(c)                                    5,000          5,000
  Health Facilities RB (SSM Health Care)
  Series 2005C4
  8.05%, 10/01/08 (a)(b)(c)                                 7,150          7,150
  Health Facilities RB (SSM Healthcare)
  Series 2005B
  5.05%, 10/02/08 (a)(c)(d)                                39,400         39,400
  Health Facilities RB (St. Luke's Health
  System Inc) Series 2003A
  8.71%, 10/02/08 (a)(b)(c)(d)                              5,200          5,200
  Health Facilities RB (St. Luke's Health
  System Inc) Series 2008A
  8.00%, 10/01/08 (a)(b)                                    8,350          8,350
  Health Facilities RB (St. Luke's Health
  System Inc) Series 2008B
  8.00%, 10/01/08 (a)(b)                                    7,500          7,500
MISSOURI HOUSING DEVELOPMENT
  COMMISSION
  S/F Mortgage RB (Homeownership
  Loan Program) Series 2004A1
  4.76%, 10/02/08 (a)(c)(d)                                 3,225          3,225
  S/F Mortgage RB (Homeownership
  Loan Program) Series 2005B
  5.00%, 10/02/08 (a)(b)(c)(d)                              3,450          3,450
  S/F Mortgage RB (Homeownership
  Loan Program) Series 2007E1
  5.13%, 10/02/08 (a)(b)(c)(d)                              7,945          7,945
MISSOURI JOINT MUNICIPAL ELECTRIC
  UTILITY COMMISSION
Power Project RB (Prairie State)
  Series 2007A
  4.43%, 10/02/08 (a)(b)(c)(d)                             12,195         12,195
MISSOURI PUBLIC UTILITIES COMMISSION
Interim Construction Notes Series
  2008
  2.00%, 08/15/09                                          10,000         10,086
SPRINGFIELD
Public Utility RB Series 2006
  4.31%, 10/02/08 (a)(b)(c)(d)                             30,485         30,485
ST CHARLES CNTY IDA
  M/F Housing Refunding RB (Time Centre
  Apts Phase I) Series 2004A
  8.29%, 10/02/08 (a)(b)                                   15,600         15,600
  M/F Housing Refunding RB (Time Centre
  Apts Phase II) Series 2004B
  8.33%, 10/02/08 (a)(b)                                    4,500          4,500
ST LOUIS IDA
  IDRB (Kessler Container) Series 1997A
  7.50%, 10/02/08 (a)(b)                                    1,400          1,400
  M/F Housing RB (Whispering Lakes
  Apts) Series 1995
  8.30%, 10/02/08 (a)(b)                                    7,435          7,435
  M/F Housing Refunding RB
  (Merchandise Mart Apts)
  Series 2005A
  8.28%, 10/02/08 (a)(b)                                   20,475         20,475
ST LOUIS CNTY IDA
  M/F Housing RB (Black Forest Apts)
  Series 1997
  8.30%, 10/02/08 (a)(b)                                    4,000          4,000
  M/F Housing RB (Southwest Crossing)
  Series 2001
  8.32%, 10/02/08 (a)(b)                                    9,500          9,500
WASHINGTON IDA
IDRB (Pauwels Transformers)
  Series 1995
  8.35%, 10/02/08 (a)(b)                                    2,000          2,000
                                                                     -----------
                                                                         231,721
NEBRASKA 0.9%
--------------------------------------------------------------------------------
DOUGLAS CNTY HOSPITAL AUTH NO.3
Health Facilities Refunding RB
  (Nebraska Methodist Health
  System) Series 2008
  5.47%, 10/02/08 (a)(b)(c)(d)                             15,975         15,975

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
NEBRASKA INVESTMENT FINANCE AUTH
S/F Housing RB Series 2007D
  8.25%, 10/01/08 (a)(c)                                   12,125         12,125
NEBRASKA PUBLIC POWER DISTRICT
  General RB Series 2006A
  4.08%, 10/02/08 (a)(b)(c)(d)                             24,860         24,860
  4.73%, 10/02/08 (a)(b)(c)(d)                             17,995         17,995
OMAHA PUBLIC POWER DISTRICT
  Electric System RB Series 2006A
  4.71%, 10/02/08 (a)(c)(d)                                 5,040          5,040
  Electric System Subordinated RB
  Series 2006B
  4.39%, 10/02/08 (a)(b)(c)(d)                              5,066          5,066
PUBLIC POWER GENERAL AGENCY
RB (Whelan Energy Center Unit
  2) Series 2007A
  4.08%, 10/02/08 (a)(b)(c)(d)                             47,490         47,490
STANTON CNTY
IDRB (Nucor Corp) Series 1996
  8.55%, 10/01/08 (a)                                      19,300         19,300
                                                                     -----------
                                                                         147,851
NEVADA 3.3%
--------------------------------------------------------------------------------
CLARK CNTY
  Airport Passenger Facility Charge RB
  Series 2007A1
  5.11%, 10/02/08 (a)(b)(c)(d)                              4,780          4,780
  Airport Passenger Facility Charge RB
  Series 2007A2
  1.95%, 07/01/27 (b)(c)(d)                                35,230         35,230
  Airport System Jr Subordinate Lien
  Revenue Notes Series 2008F
  1.95%, 07/01/09                                         100,000        100,773
  Airport System Subordinate Lien RB
  Series 2007A1
  4.09%, 10/02/08 (a)(b)(c)(d)                              7,160          7,160
  GO (Limited Tax) Bond Bank Bonds
  Series 2006
  1.79%, 10/02/08 (a)(b)(c)(d)                             26,290         26,290
  4.73%, 10/02/08 (a)(b)(c)(d)                             18,965         18,965
  GO (Limited Tax) Bond Bank Bonds
  Series 2008
  5.92%, 10/02/08 (a)(c)(d)                                 8,400          8,400
  8.24%, 10/02/08 (a)(c)(d)                                 3,200          3,200
  Highway Revenue (Motor Vehicle Fuel
  Tax) Improvement & Refunding Bonds
  Series 2007
  4.17%, 10/02/08 (a)(b)(c)(d)                              3,695          3,695
  IDRB (Southwest Gas Corp)
  Series 2003A
  8.23%, 10/01/08 (a)(b)                                   44,000         44,000
  Sales & Excise Tax Revenue
  CP Notes Series 2008A&B
  2.50%, 10/02/08 (b)                                      26,900         26,900
  1.55%, 11/06/08 (b)                                       2,500          2,500
CLARK CNTY SD
GO (Limited Tax) Building Bonds
  Series 2006B
  4.00%, 10/02/08 (a)(b)(c)(d)                              7,125          7,125
LAS VEGAS VALLEY WATER DISTRICT
  GO (Limited Tax) Water CP
  Series 2004 A&B
  1.68%, 10/08/08 (c)                                      14,100         14,100
  1.40%, 10/15/08 (c)                                      25,250         25,250
  1.60%, 11/06/08 (c)                                      23,900         23,900
  1.65%, 12/04/08 (c)                                      21,875         21,875
  GO (Limited Tax) Water Improvement
  Bonds Series 2006A
  4.43%, 10/02/08 (a)(b)(c)(d)                             28,055         28,055
NEVADA DEPARTMENT OF BUSINESS &
  INDUSTRY
RB (LVE Energy Partners LLC)
  Series 2007
  8.20%, 10/02/08 (a)(b)                                   13,100         13,100
NEVADA HOUSING DIVISION
  M/F Housing RB (Apache Pines Apts)
  Series 1999A
  8.30%, 10/02/08 (a)(b)                                    7,415          7,415
  M/F Housing RB (Banbridge Apts)
  Series 2000A
  8.20%, 10/02/08 (a)(b)                                    3,960          3,960
  M/F Housing RB (Sierra Pointe Apts)
  Series 2005
  8.20%, 10/02/08 (a)(b)                                    6,065          6,065
  M/F Housing RB (Silver Pines Apts)
  Series 2002A
  8.30%, 10/02/08 (a)(b)                                    5,500          5,500
  M/F Housing RB (St Rose Srs Apts)
  Series 2002A
  8.30%, 10/02/08 (a)(b)                                   14,770         14,770
  M/F Housing Refunding RB (Oakmont)
  Series 2002
  8.20%, 10/02/08 (a)(b)                                    4,350          4,350
NEVADA SYSTEM OF HIGHER EDUCATION
Universities RB Series 2005B
  1.95%, 03/12/09 (b)(c)(d)                                13,095         13,095
NORTH LAS VEGAS
GO Building Bonds Series 2006
  4.31%, 10/02/08 (a)(b)(c)(d)                             30,625         30,625
RENO
Subordinate Lien Sales Tax
  Refunding RB (Reno
  Transportation Rail Access
  Corridor) Series 2008B
  5.87%, 10/02/08 (a)(b)(c)(d)                             31,855         31,855
TRUCKEE MEADOWS WATER AUTH
  Water Refunding RB Series 2006
  4.31%, 10/02/08 (a)(b)(c)(d)                             10,335         10,335
  Water Refunding RB Series 2007
  4.28%, 10/02/08 (a)(b)(c)(d)                              5,895          5,895
  Water Revenue CP Series 2006B
  1.75%, 11/05/08 (b)                                       5,300          5,300
                                                                     -----------
                                                                         554,463
NEW HAMPSHIRE 0.5%
--------------------------------------------------------------------------------
NEW HAMPSHIRE BUSINESS FINANCE
  AUTH
Solid Waste Disposal RB (Lonza
  Biologics) Series 2003
  8.75%, 10/02/08 (a)(b)                                   30,000         30,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
NEW HAMPSHIRE HEALTH & EDUCATIONAL
  FACILITIES AUTH
  RB (Easter Seals New Hampshire)
  Series 2004A
  8.30%, 10/02/08 (a)(b)                                    6,060          6,060
  RB (Frisbie Memorial Hospital)
  Series 2005
  8.35%, 10/02/08 (a)(b)                                    3,220          3,220
  RB (LRG Healthcare) Series 2008
  8.28%, 10/02/08 (a)(b)                                    8,500          8,500
  RB (Riverwoods) Series 2003
  7.96%, 10/02/08 (a)(b)                                    3,085          3,085
  RB (Univ of New Hampshire)
  Series 2006A
  3.00%, 03/28/09 (b)                                      29,590         29,590
                                                                     -----------
                                                                          80,455
NEW JERSEY 1.1%
--------------------------------------------------------------------------------
DELAWARE RIVER PORT AUTH
  Refunding RB Series 2008A
  7.25%, 10/02/08 (a)(b)                                    2,900          2,900
  Refunding RB Series 2008B
  8.01%, 10/02/08 (a)(b)                                      100            100
NEW JERSEY ECONOMIC DEVELOPMENT
  AUTH
  Exempt Facility RB (Chambers
  Co-Generation)
  1.73%, 12/03/08 (b)                                      12,100         12,100
  RB (Hamilton Industrial Development)
  Series 1998
  7.63%, 10/01/08 (a)(b)                                    4,755          4,755
  RB (Research & Manufacturing Corp of
  America) Series 2006
  7.63%, 10/02/08 (a)(b)                                       85             85
  RB (Stone Brothers Secaucus)
  Series 2001
  8.06%, 10/03/08 (a)(b)                                    1,455          1,455
  School Facilities Construction Bonds
  Series 2006R1
  4.00%, 10/01/08 (a)(b)                                    8,255          8,255
  School Facilities Construction Refunding
  Bonds 2008 Series V5
  7.30%, 10/01/08 (a)(b)                                   80,000         80,000
  School Facilities Construction Refunding
  Bonds Series 2005N1
  4.38%, 10/02/08 (a)(b)(c)(d)                              6,085          6,085
NEW JERSEY EDUCATIONAL FACILITIES
  AUTH
  RB (Princeton Univ) Series 2007F
  4.46%, 10/02/08 (a)(c)(d)                                 4,400          4,400
  Refunding RB (College of New Jersey)
  Series 2008D
  6.79%, 10/02/08 (a)(b)(c)(d)                              3,200          3,200
NEW JERSEY STATE HIGHER EDUCATION
  ASSISTANCE AUTH
Student Loan RB Series 2008A
  5.54%, 10/02/08 (a)(b)(c)(d)                              5,200          5,200
NEW JERSEY TOBACCO SETTLEMENT
  FINANCING CORP
Tobacco Settlement Asset-
  Backed Bonds Series 2002
  4.25%, 10/02/08 (a)(c)(d)                                   500            500
NEW JERSEY TRANSPORTATION TRUST
  FUND AUTH
  Transportation System Bonds
  Series 2005B
  4.11%, 10/02/08 (a)(b)(c)(d)                              3,370          3,370
  Transportation System Bonds
  Series 2006A
  4.18%, 10/02/08 (a)(b)(c)(d)                              1,610          1,610
  Transportation System Bonds
  Series 2006C
  4.17%, 10/02/08 (a)(b)(c)(d)                              7,850          7,850
NEW JERSEY TURNPIKE AUTH
  RB Series 2004C2
  4.29%, 10/02/08 (a)(b)(c)(d)                              6,000          6,000
  Refunding RB Series 2005A
  4.48%, 10/02/08 (a)(b)(c)(d)                             32,480         32,480
                                                                     -----------
                                                                         180,345
NEW MEXICO 0.2%
--------------------------------------------------------------------------------
BERNALILLO CNTY
M/F Housing Refunding RB
  (Desert Willow Apts)
  Series 2008
  8.30%, 10/02/08 (a)(b)                                    3,750          3,750
FARMINGTON
Hospital RB (San Juan Regional
  Medical Center) Series 2004B
  8.00%, 10/02/08 (a)(b)                                    5,000          5,000
NEW MEXICO FINANCE AUTH
State Transportation Refunding
  RB (Subordinate Lien) Series
  2008B1
  8.00%, 10/02/08 (a)(b)                                   10,800         10,800
SANTA FE
Gross Receipts Tax (Subordinate
  Lien)/ Wastewater System RB
  Series 1997B
  8.30%, 10/01/08 (a)(b)                                   15,400         15,400
                                                                     -----------
                                                                          34,950
NEW YORK  5.4%
--------------------------------------------------------------------------------
ALBANY CNTY AIRPORT AUTH
Airport Refunding RB Series
  2008A
  8.25%, 10/02/08 (a)(b)                                    8,320          8,320
GLEN COVE HOUSING AUTH
Sr Living Facility RB (The Mayfair at
  Glen Cove) Series 1996
  7.47%, 10/02/08 (a)(b)(c)(d)                              5,425          5,425
ISLIP INDUSTRIAL DEVELOPMENT AGENCY
IDRB (FCD Bayshore LLC
  Facility) Series 1999
  5.81%, 10/02/08 (a)(b)(c)(d)                             15,995         15,995

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
LONG ISLAND POWER AUTH
  Electric System General RB
  Series 1998A
  5.00%, 10/02/08 (a)(b)(c)(d)                                210            210
  Electric System General RB
  Series 2003I
  8.25%, 10/03/08 (a)(b)(c)                                20,100         20,100
LONGWOOD CENTRAL SD
TAN for 2008-2009 Taxes
  1.73%, 06/26/09                                          13,000         13,120
METROPOLITAN TRANSPORTATION AUTH
  Dedicated Tax Fund Bonds
  Series 2002A
  4.64%, 10/02/08 (a)(b)(c)(d)                              6,410          6,410
  Transportation RB Series 2007A
  4.76%, 10/02/08 (a)(b)(c)(d)                              6,000          6,000
NASSAU CNTY INTERIM FINANCE AUTH
Sales Tax Secured Bonds Series
  2008F
  7.95%, 10/01/08 (a)(c)                                   20,000         20,000
NEW ROCHELLE IDA
RB (West End Phase I Facility)
  Series 2006
  8.16%, 10/02/08 (a)(b)                                    9,000          9,000
NEW YORK CITY
  GO Bonds Fiscal 2001 Series B
  7.99%, 10/02/08 (a)(b)(c)(d)                              1,380          1,380
  GO Bonds Fiscal 2004 Series F
  5.43%, 10/02/08 (a)(b)(c)(d)                            140,000        140,000
  GO Bonds Fiscal 2005 Series J
  5.97%, 10/02/08 (a)(c)(d)                                    70             70
  GO Bonds Fiscal 2006 Series G
  4.57%, 10/02/08 (a)(b)(c)(d)                              9,810          9,810
  GO Bonds Fiscal 2008 Series D3
  9.00%, 10/02/08 (a)(c)                                    1,000          1,000
NEW YORK CITY HOUSING DEVELOPMENT
  CORP
  M/F Rental Housing RB (One
  Columbus Place) Series 1998A
  8.20%, 10/01/08 (a)(b)                                    8,485          8,485
  M/F Rental Housing RB (Sierra)
  Series 2003A
  8.10%, 10/01/08 (a)(b)                                   27,205         27,205
  M/F Rental Housing RB (The Nicole)
  Series 2005A
  8.10%, 10/01/08 (a)(b)                                   10,200         10,200
  M/F Rental Housing RB (West End
  Towers) Series 2004A
  8.20%, 10/01/08 (a)(b)                                   29,500         29,500
NEW YORK CITY IDA
  Empowerment Zone RB (Tiago
  Holdings, LLC) Series 2007
  8.40%, 10/02/08 (a)(b)                                   16,000         16,000
  Refunding IDRB (Allway Tools)
  Series 1997
  8.16%, 10/02/08 (a)(b)                                    1,120          1,120
NEW YORK CITY MUNICIPAL WATER
  FINANCE AUTH
  CP Notes Series One
  1.60%, 10/16/08 (c)                                      15,000         15,000
  CP Series 7
  1.55%, 10/02/08                                          19,000         19,000
  1.75%, 11/14/08                                          25,000         25,000
  Water & Sewer System RB (Second
  General Resolution) Fiscal 2008
  Series DD
  6.04%, 10/02/08 (a)(c)(d)                                 7,500          7,500
  Water & Sewer System RB Fiscal
  2005 Series D
  5.00%, 10/02/08 (a)(c)(d)                                 3,515          3,515
NEW YORK CITY TRANSITIONAL FINANCE
  AUTH
  Building Aid RB Fiscal 2007 Series S1
  4.42%, 10/02/08 (a)(b)(c)(d)                              2,810          2,810
  Future Tax Secured Bonds Fiscal 2002
  Series B
  8.14%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
  Recovery Bonds Fiscal 2003 Series 3B
  4.15%, 10/01/08 (a)(c)                                   16,445         16,445
NEW YORK LIBERTY DEVELOPMENT CORP
RB (Goldman Sachs
  Headquarters) Series
  2007
  5.29%, 10/02/08 (a)(c)(d)                                 2,000          2,000
NEW YORK STATE DORMITORY AUTH
  Insured RB (New York Univ)
  Series 2001-2
  4.28%, 10/02/08 (a)(b)(c)(d)                              3,495          3,495
  RB (New York Univ) Series 2008A
  4.66%, 10/02/08 (a)(c)(d)                                 2,955          2,955
  4.71%, 10/02/08 (a)(c)(d)                                 2,450          2,450
  4.78%, 10/02/08 (a)(c)(d)                                10,520         10,520
  5.75%, 10/02/08 (a)(c)(d)                                14,000         14,000
  State Personal Income Tax RB
  (Education) Series 2006D
  4.52%, 10/02/08 (a)(c)(d)                                10,240         10,240
NEW YORK STATE HFA
  Housing RB (101 West End Ave)
  Series 1998A
  8.10%, 10/01/08 (a)(b)                                   14,600         14,600
  Housing RB (150 E 44th St)
  Series 2000A
  8.10%, 10/01/08 (a)(b)                                   20,800         20,800
  Housing RB (250 W 50th St)
  Series 1997A
  8.20%, 10/01/08 (a)(b)                                    5,395          5,395
  Housing RB (345 E 94th St)
  Series 1998A
  8.10%, 10/01/08 (a)(b)                                      165            165
  Housing RB (900 Eighth Avenue)
  Series 2002A
  9.50%, 10/01/08 (a)(b)                                   22,400         22,400
  Housing RB (Chelsea Arms)
  Series 1998A
  8.15%, 10/01/08 (a)(b)                                    5,000          5,000
  Housing RB (Clinton Green North)
  Series 2005A
  8.08%, 10/01/08 (a)(b)                                    2,000          2,000
  Housing RB (E 84th St) Series 1995A
  8.20%, 10/01/08 (a)(b)                                   52,500         52,500

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  Housing RB (Helena Housing)
  Series 2003A
  7.60%, 10/01/08 (a)(b)                                    7,500          7,500
  Housing RB (Normandie Court II)
  Series 1999A
  8.00%, 10/01/08 (a)(b)                                    7,330          7,330
  Housing RB (Ocean Park Apts)
  Series 2005A
  7.65%, 10/01/08 (a)(b)                                    6,100          6,100
  Housing RB (Worth St) Series 2001A
  8.15%, 10/01/08 (a)(b)                                    2,600          2,600
NEW YORK STATE LOCAL ASSISTANCE
  CORP
Subordinate Lien Refunding
  Bonds Series
  2003-A-5V
  7.75%, 10/01/08 (a)(b)(c)                                   700            700
NEW YORK STATE MORTGAGE AGENCY
  Homeowner Mortgage RB Series 109
  4.86%, 10/02/08 (a)(c)(d)                                 9,925          9,925
  Homeowner Mortgage RB Series 144
  4.70%, 10/01/08 (a)(c)                                   20,000         20,000
  Homeowner Mortgage RB Series 79
  4.90%, 10/02/08 (a)(c)(d)                                14,995         14,995
NEW YORK STATE POWER AUTH
CP Series 1
  1.87%, 12/01/08 (c)                                       7,500          7,500
NEW YORK STATE THRUWAY AUTH
  General RB Series H
  6.89%, 10/02/08 (a)(b)(c)(d)                              5,000          5,000
  Second General Highway & Bridge
  Trust Fund Bonds Series 2008B
  4.75%, 10/02/08 (a)(c)(d)                                 6,950          6,950
  State Personal Income Tax RB
  Series 2006A
  4.28%, 10/02/08 (a)(c)(d)                                 4,705          4,705
PORT AUTH OF NEW YORK & NEW JERSEY
  Consolidated Bonds 138th Series
  4.13%, 10/02/08 (a)(b)(c)(d)                              2,000          2,000
  Consolidated Bonds 146th Series
  4.06%, 10/02/08 (a)(b)(c)(d)                             56,855         56,880
  Consolidated Bonds 151st Series
  4.54%, 10/02/08 (a)(c)(d)                                10,315         10,315
  4.99%, 10/02/08 (a)(c)(d)                                 1,500          1,500
  5.36%, 10/02/08 (a)(c)(d)                                 7,190          7,190
  6.74%, 10/02/08 (a)(c)(d)                                 7,495          7,495
  Consolidated Bonds 152nd Series
  6.60%, 10/02/08 (a)(c)(d)                                31,660         31,660
  6.61%, 10/02/08 (a)(c)(d)                                 8,330          8,330
  Consolidated Bonds 153rd Series
  4.61%, 10/02/08 (a)(c)(d)                                12,745         12,745
TOMPKINS CNTY INDUSTRIAL
  DEVELOPMENT AGENCY
Civic Facility RB (Cornell Univ)
  Series
  2008A2
  4.20%, 10/01/08 (a)(c)                                   19,400         19,400
TRIBOROUGH BRIDGE & TUNNEL AUTH
General Purpose RB Series
  2001A
  6.10%, 10/02/08 (a)(c)(d)                                16,445         16,445
TROY IDA
Civic Facility RB (Rensselaer
  Polytechnic Institute) Series
  2008B
  7.00%, 10/02/08 (a)(b)                                   19,900         19,900
                                                                     -----------
                                                                         904,305
NORTH CAROLINA 1.3%
--------------------------------------------------------------------------------
CHARLOTTE-MECKLENBURG CNTY HOSPITAL
  AUTH
Health Care RB Series 2007H
  7.15%, 10/01/08 (a)(b)                                    4,000          4,000
DURHAM HOUSING AUTH
M/F Housing RB (Pendleton
  Townhomes) Series 2001
  8.05%, 10/01/08 (a)(b)                                    5,230          5,230
HERTFORD CNTY INDUSTRIAL FACILITIES &
  POLLUTION CONTROL FINANCING AUTH
IDRB (Nucor Corp) Series 2000A
  8.15%, 10/01/08 (a)                                      26,500         26,500
JOHNSTON CNTY INDUSTRIAL FACILITIES &
  POLLUTION CONTROL FINANCING AUTH
IDRB (Flanders Corp) Series 1998
  7.50%, 10/01/08 (a)(b)                                    4,500          4,500
MECKLENBURG CNTY
  COP Series 2008A
  8.00%, 10/02/08 (a)(c)(f)                                   250            250
  8.00%, 10/02/08 (a)(c)                                   14,000         14,000
  M/F Housing RB (Sycamore Green Apts)
  Series 2001
  7.50%, 10/02/08 (a)(b)                                    6,040          6,040
NORTH CAROLINA
Limited Obligation Bonds Series
  2008A
  4.32%, 10/02/08 (a)(b)(d)                                 3,630          3,630
NORTH CAROLINA CAPITAL FACILITIES
  FINANCE AGENCY
  RB (Duke Univ) Series 2006A
  5.65%, 10/02/08 (a)(c)(d)                                16,875         16,875
  RB (Republic Services Inc) Series 2007
  8.05%, 10/01/08 (a)(b)                                   10,000         10,000
  Solid Waste Disposal RB (Duke Energy
  Carolinas) Series 2006A
  7.50%, 10/02/08 (a)(b)                                   16,000         16,000
NORTH CAROLINA MEDICAL CARE
  COMMISSION
  First Mortgage RB (Deerfield Episcopal
  Retirement Community) Series 2008B
  8.05%, 10/02/08 (a)(b)                                    5,000          5,000
  Health Care Facilities RB (Novant Health)
  Series 2006
  4.70%, 10/02/08 (a)(b)(c)(d)                             17,235         17,235
  4.70%, 10/02/08 (a)(b)(c)(d)                             11,420         11,420
  RB (Duke Univ Health System)
  Series 2006AB
  5.32%, 10/02/08 (a)(c)(d)                                20,000         20,000
PIEDMONT TRIAD AIRPORT AUTH
  Airport RB Series 2008A
  7.25%, 10/02/08 (a)(b)                                    5,000          5,000
  Airport RB Series 2008B
  7.50%, 10/02/08 (a)(b)                                    3,965          3,965

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
RALEIGH
Combined Enterprise System RB
  Series 2006A
  6.07%, 10/02/08 (a)(c)(d)                                 6,400          6,400
RALEIGH UTILITIES
Combined Enterprise System RB
  Series 2008A
  7.91%, 10/01/08 (a)(c)                                    5,000          5,000
RALEIGH-DURHAM AIRPORT AUTH
Refunding RB Series 2008C
  8.05%, 10/02/08 (a)(b)                                   15,000         15,000
SAMPSON CNTY INDUSTRIAL FACILITIES &
  POLLUTION CONTROL FINANCING AUTH
IDRB (Crumpler Plastic Pipe)
  Series 1999
  7.65%, 10/02/08 (a)(b)                                    1,200          1,200
SURRY CNTY INDUSTRIAL FACILITIES &
  POLLUTION CONTROL FINANCING AUTH
IDRB (Ottenweller Co Inc) Series
  2007A
  8.06%, 10/02/08 (a)(b)                                    5,400          5,400
WAKE CNTY HOUSING AUTH
M/F Housing RB (Walnut Ridge
  Apts) Series 2000
  8.05%, 10/01/08 (a)(b)                                    9,545          9,545
WILMINGTON HOUSING AUTH
M/F Housing RB (Garden Lakes
  Estates) Series 1999
  8.05%, 10/01/08 (a)(b)                                    6,540          6,540
                                                                     -----------
                                                                         218,730
NORTH DAKOTA 0.3%
--------------------------------------------------------------------------------
NORTH DAKOTA HFA
  Home Mortgage Finance Program
  Series 2004B
  8.09%, 10/01/08 (a)(c)                                    6,670          6,670
  8.09%, 10/01/08 (a)(c)                                   12,990         12,990
  Home Mortgage Finance Program
  Series 2005A
  8.09%, 10/01/08 (a)(c)                                   22,100         22,100
  Home Mortgage Finance Program
  Series 2005C
  8.09%, 10/01/08 (a)(c)                                   12,000         12,000
RICHLAND CNTY
  Solid Waste Disposal RB (Minn-Dak
  Farmers Coop) Series 1996A
  8.71%, 10/02/08 (a)(b)                                    3,440          3,440
  Solid Waste Disposal RB (Minn-Dak
  Farmers Coop) Series 1996B
  8.71%, 10/02/08 (a)(b)                                      315            315
                                                                     -----------
                                                                          57,515
--------------------------------------------------------------------------------
OHIO 1.8%
AKRON, BATH & COPLEY JOINT TOWNSHIP
  HOSPITAL DISTRICT
RB (Summa Health System)
  Series 2004B
  10.00%, 10/02/08 (a)(b)                                   7,270          7,270
BUCKEYE TOBACCO SETTLEMENT
  FINANCING AUT
Tobacco Settlement Asset-
  Backed Bonds Series 2007A2
  4.06%, 10/02/08 (a)(b)(c)(d)                             25,475         25,475
BULTER CNTY
Hospital Facilities RB (Fort
  Hamilton Hospital) Series
  2001D
  9.35%, 10/02/08 (a)(b)(c)(d)                              8,330          8,330
CINCINNATI SD
Classroom Facilities Construction
  & Improvement Refunding
  Bonds Series 2006
  4.18%, 10/02/08 (a)(b)(c)(d)                             46,610         46,610
CLEVELAND
  Airport System RB Series 2000C
  3.96%, 10/02/08 (a)(b)(c)(d)                             31,760         31,760
  Airport System RB Series 2008C
  7.60%, 10/02/08 (a)(b)                                    5,835          5,835
  Water RB Series 2007O
  4.70%, 10/02/08 (a)(b)(c)(d)                             14,850         14,850
CLINTON CNTY
Revenue Refunding &
  Improvement Bonds (Clinton
  Memorial Hospital) Series 2002
  8.00%, 10/03/08 (a)(b)                                   21,600         21,600
COLUMBUS
Sewerage System RB Series
  2008A
  5.56%, 10/02/08 (a)(c)(d)                                 1,400          1,400
COLUMBUS REGIONAL AIRPORT AUTH
Airport Refunding RB Series 2007
  4.06%, 10/02/08 (a)(b)(c)(d)                              5,000          5,000
COLUMBUS SD
School Facilities Construction &
  Improvement Refunding Bonds
  Series 2006
  6.11%, 10/02/08 (a)(b)(c)(d)                              5,370          5,370
CUYAHOGA CNTY
  Economic Development RB (Hathaway
  Brown School) Series 1999
  8.00%, 10/02/08 (a)(b)                                   11,345         11,345
  Hospital Facilities RB (The Sisters of
  Charity of St Augustine Health System Inc)
  Series 2000
  10.00%, 10/02/08 (a)(b)                                     940            940
HANCOCK CNTY
Hospital Facilities RB (Blanchard
  Valley Regional Health Center)
  Series 2004
  9.20%, 10/02/08 (a)(b)(c)                                20,000         20,000
LANCASTER PORT AUTH
Gas Supply RB Series 2008
  8.00%, 10/02/08 (a)(c)                                   48,000         48,000
LUCAS CNTY
  Hospital RB Series 2008B
  7.50%, 10/01/08 (a)(b)                                    5,500          5,500
  RB (ProMedica Healthcare Obligated
  Group) Series 2008A
  7.50%, 10/01/08 (a)(b)                                    7,800          7,800

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
MILFORD EXEMPTED VILLAGE SD
School Improvement Refunding
  Bonds Series 2007
  4.75%, 10/02/08 (a)(b)(c)(d)                              1,715          1,715
OHIO
  Higher Education GO Bonds
  Series 2006B
  4.50%, 10/02/08 (a)(c)(d)                                 5,755          5,755
  RB (Pooled Financing) Series 2004
  8.00%, 10/02/08 (a)(b)                                    4,150          4,150
OHIO HFA
  M/F Refunding RB (10 Wilmington
  Place) Series 1991B
  8.25%, 10/03/08 (a)(b)                                    8,945          8,945
  Residential Mortgage RB Series 2001C
  5.28%, 10/02/08 (a)(c)(d)                                 3,340          3,340
OHIO STATE HIGHER EDUCATIONAL
  FACILITY COMMISSION
  RB (Pooled Financing) Series 2003B
  8.00%, 10/02/08 (a)(b)                                    1,350          1,350
  RB (Univ Hospitals Health System)
  Series 2008B
  7.86%, 10/01/08 (a)(b)                                    8,600          8,600
RICKENBACKER PORT AUTH
Capital Funding RB (OASBO
  Expanded Asset Pooled
  Financing) Series 2002A
  7.10%, 10/02/08 (a)(b)(c)(d)                              5,700          5,700
                                                                     -----------
                                                                         306,640
OKLAHOMA 0.1%
--------------------------------------------------------------------------------
AUSTIN TRUST VARIOUS STATES
Var Ctfs Boa Ser 2008 1186
  6.46%, 10/02/08                                           6,300          6,300
OKLAHOMA DEVELOPMENT FINANCE
  AUTH
RB (Shawnee Funding) Series
  1996
  8.05%, 10/01/08 (a)(b)                                    3,100          3,100
TULSA CNTY INDUSTRIAL AUTH
Health Care RB (Saint Francis
  Health System Inc) Series 2006
  6.41%, 10/02/08 (a)(c)(d)                                 9,905          9,905
                                                                     -----------
                                                                          19,305
OREGON 0.9%
--------------------------------------------------------------------------------
OREGON
  GO Bonds (Veterans'  Welfare) Series 85
  7.00%, 10/01/08 (a)(c)                                    5,200          5,200
  TAN Series 2008A
  1.70%, 06/30/09                                          59,000         59,562
OREGON DEPARTMENT OF ADMINISTRATIVE
  SERVICES
COP Series 2006A
  4.31%, 10/02/08 (a)(b)(c)(d)                             15,575         15,575
OREGON ECONOMIC DEVELOPMENT
  COMMISSION
RB (Pendleton Flour Mills) Series
  1997-182
  7.75%, 10/01/08 (a)(b)                                    1,935          1,935
OREGON HOUSING & COMMUNITY
  SERVICES DEPT
  S/F Mortgage RB Series 2004L
  8.08%, 10/01/08 (a)(c)                                    5,000          5,000
  S/F Mortgage RB Series 2005F
  8.08%, 10/01/08 (a)(c)                                   13,685         13,685
OREGON STATE FACILITIES AUTH
RB (Lewis & Clark College) Series
  2008A
  7.90%, 10/02/08 (a)(b)                                   21,400         21,400
PORT OF PORTLAND
  Portland International Airport
  Refunding RB Series 18A
  8.20%, 10/01/08 (a)(b)                                    9,900          9,900
  Portland International Airport
  Refunding RB Series 18B
  10.60%, 10/01/08 (a)(b)                                  12,000         12,000
PORTLAND
M/F Housing RB (Village of
  Lovejoy Fountain) Series 1997
  10.00%, 10/01/08 (a)(b)                                   8,500          8,500
                                                                     -----------
                                                                         152,757
PENNSYLVANIA 3.2%
--------------------------------------------------------------------------------
ALLEGHENY CNTY
GO Notes Series C60
  6.43%, 10/02/08 (a)(b)(c)(d)                              7,775          7,775
ALLEGHENY CNTY AIRPORT AUTH
Refunding RB Series 2007A
  4.26%, 10/02/08 (a)(b)(c)(d)                              5,555          5,555
ALLEGHENY CNTY HOSPITAL
  DEVELOPMENT AUTH
  RB (Univ of Pittsburgh Medical Center)
  Series 2005B
  8.10%, 10/02/08 (e)                                      12,534         12,534
  RB (Univ of Pittsburgh Medical Center)
  Series 2007B1
  5.26%, 10/02/08 (a)(b)(c)(d)                             30,000         30,000
  RB (Univ of Pittsburgh Medical Center)
  Series 2007B2
  5.25%, 10/02/08 (a)(c)(d)                                35,995         35,995
  RB (Univ of Pittsburgh Medical Center)
  Series 2007C
  5.63%, 10/02/08 (a)(b)(c)(d)                             30,410         30,410
BERMUDIAN SPRINGS SD
GO Bonds Series 2005
  8.25%, 10/02/08 (a)(b)(c)                                 1,740          1,740
CHESTER CNTY IDA
Student Housing RB (West
  Chester Univ of Pennsylvania)
  Series 2008A
  7.90%, 10/02/08 (a)(b)                                    8,000          8,000
CUMBERLAND CNTY MUNICIPAL AUTH
  RB (Diakon Lutheran Social Ministries)
  Series 2007B
  8.10%, 10/02/08 (a)(b)                                    1,850          1,850
  RB (Messiah Village) Series 2008B
  7.55%, 10/02/08 (a)(b)                                    2,000          2,000
DALLASTOWN AREA SD
GO Bonds Series 2008
  8.75%, 10/02/08 (a)(b)(c)                                 3,000          3,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
DAUPHIN CNTY GENERAL AUTH
RB (Hyatt Regency Pittsburgh
  International Airport Hotel)
  Series 1988
  6.41%, 10/02/08 (a)(b)(c)(d)                             35,392         35,392
DOWNINGTOWN AREA SD
GO Bonds Series 2008
  8.30%, 10/01/08 (a)(b)(c)                                 3,900          3,900
ERIE SD
GO Bonds Series 2001A
  5.20%, 10/02/08 (a)(b)(c)(d)                             29,645         29,645
GOVERNOR MIFFLIN SD
GO Bonds Series 2007
  7.63%, 10/02/08 (a)(b)(c)                                 7,395          7,395
HARRISBURG AUTH
Water Refunding RB Series
  2002B
  8.50%, 10/02/08 (a)(b)(c)                                 3,000          3,000
LEHIGH CNTY GENERAL PURPOSE AUTH
College RB (Muhlenberg College)
  Series 2008
  7.50%, 10/02/08 (a)(b)                                    5,940          5,940
MONTGOMERY CNTY IDA
Pollution Control Refunding RB
  (Peco Energy Co) Series 1996A
  1.70%, 12/09/08 (b)                                      14,000         14,000
MONTGOMERY CNTY REDEVELOPMENT
  AUTH
M/F Housing RB (Kingswood
  Apts) Series 2001A
  7.50%, 10/02/08 (a)(b)                                    6,400          6,400
NORTHHAMPTON CNTY
  Cnty Agreement RB Series 2001
  5.19%, 10/02/08 (a)(b)(c)(d)                              9,995          9,995
  RB (Binney & Smith) Series 1997B
  7.60%, 10/01/08 (a)(b)                                      675            675
PENNSYLVANIA
  GO Bonds First Series 2003
  8.46%, 10/02/08 (a)(b)(c)(d)                              7,515          7,515
  GO Bonds Second Series 2007A
  4.11%, 10/02/08 (a)(c)(d)                                 5,380          5,380
  4.82%, 10/02/08 (a)(c)(d)                                 4,100          4,100
PENNSYLVANIA ECONOMIC
  DEVELOPMENT FINANCE AUTH
Exempt Facilities RB (Amtrak)
  Series 2001B
  8.05%, 10/02/08 (a)(b)                                   14,000         14,000
PENNSYLVANIA HFA
  S/F Mortgage RB Series 2004-83B
  7.75%, 10/01/08 (a)(c)                                    1,840          1,840
  S/F Mortgage RB Series 2005-88B
  9.55%, 10/01/08 (a)(c)                                    7,450          7,450
PENNSYLVANIA HIGHER EDUCATIONAL
  FACILITIES AUTH
  RB (Foundation for Indiana Univ of
  Pennsylvania Student Housing)
  Series 2008
  7.90%, 10/02/08 (a)(b)                                    9,000          9,000
  RB (Univ of Pennsylvania) Series 2005C
  6.74%, 10/02/08 (a)(c)(d)                                 4,870          4,870
  RB Series 2008A
  1.70%, 07/01/32                                           3,000          3,000
PENNSYLVANIA HOUSING FINANCE
  AGENCY
  Rental Housing Refunding Bonds
  Series 2008C
  7.50%, 10/01/08 (a)(c)                                    9,995          9,995
  S/F Mortgage RB Series 2001-72A
  7.47%, 10/02/08 (a)(c)(d)                                 5,250          5,250
  S/F Mortgage RB Series 2004-77B
  7.75%, 10/01/08 (a)(c)                                    5,975          5,975
  S/F Mortgage RB Series 2004-82B
  9.55%, 10/01/08 (a)(c)                                    9,510          9,510
PENNSYLVANIA PUBLIC SCHOOL BUILDING
  AUTH
Lease RB (Philadelphia SD)
  Series 2006B
  4.34%, 10/02/08 (a)(b)(c)(d)                             28,265         28,265
PENNSYLVANIA STATE TURNPIKE
  COMMISSION
  RB Series 2008 B2
  7.25%, 10/02/08 (a)(b)                                    5,000          5,000
  RB Series 2008 B4
  7.25%, 10/02/08 (a)(b)                                    4,000          4,000
  RB Series 2008 B6
  8.20%, 10/02/08 (a)(b)                                    4,000          4,000
PENNSYLVANIA STATE UNIV
Bonds Series 2007A
  4.27%, 10/02/08 (a)(b)(c)(d)                             25,995         25,995
PHILADELPHIA
  Airport RB Series 2007A
  8.61%, 10/02/08 (a)(b)(c)(d)                              2,800          2,800
  GO Refunding Bonds Series 2007B
  8.50%, 10/02/08 (a)(b)(c)                                 1,400          1,400
  RB Series 2007A
  4.20%, 10/02/08 (a)(b)(c)(d)                             34,760         34,760
PHILADELPHIA IDA
RB (Fox Chase Cancer Center
  Obligated Group) Series 2007B
  6.23%, 10/02/08 (a)(b)(c)(d)                              5,000          5,000
PHILADELPHIA REDEVELOPMENT AUTH
Qualified Redevelopment RB
  (Philadelphia Neighborhood
  Transformation Initiative) Series
  2005B
  4.09%, 10/02/08 (a)(b)(c)(d)                             30,585         30,585
PHILADELPHIA SD
GO Refunding Bonds Series
  2008A2
  7.25%, 10/02/08 (a)(b)                                   20,000         20,000
SOMERSET CNTY
Bonds Series 2007
  8.48%, 10/02/08 (a)(b)(c)                                 6,435          6,435
TEMPLE UNIV
Univ Funding Obligations Series
  2008
  1.55%, 04/21/09                                          30,000         30,155
                                                                     -----------
                                                                         541,481

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
RHODE ISLAND 0.1%
--------------------------------------------------------------------------------
RHODE ISLAND IDA
IDRB (Greystone of Lincoln)
  Series 2000
  8.30%, 10/02/08 (a)(b)                                      900            900
RHODE ISLAND STUDENT LOAN AUTH
  Student Loan Program RB
  Series 2008 B3
  8.07%, 10/01/08 (a)(b)                                    4,000          4,000
  Student Loan Program RB
  Series 2008 B4
  8.07%, 10/01/08 (a)(b)                                   13,000         13,000
                                                                     -----------
                                                                          17,900
SOUTH CAROLINA 1.4%
--------------------------------------------------------------------------------
BEAUFORT-JASPER HIGHER EDUCATION
  COMMISSION
Student Housing RB (Univ of
  South Carolina-Beaufort
  Student Housing) Series 2005
  8.01%, 10/02/08 (a)(b)                                   16,340         16,340
CHARLESTON
Waterworks & Sewer System
  Capital Improvement RB Series
  2006B
  7.25%, 10/02/08 (a)(c)                                   61,150         61,150
GREENVILLE HOSPITAL SYSTEM
  Hospital Refunding RB Series 2008B
  7.85%, 10/02/08 (a)(b)                                    6,500          6,500
  Hospital Refunding RB Series 2008C
  7.25%, 10/02/08 (a)(b)                                    9,000          9,000
GREENVILLE IDA
IDRB (Stevens Aviation Technical
  Services) Series 1997
  7.70%, 10/02/08 (a)(b)                                    3,500          3,500
SOUTH CAROLINA
GO Bonds (Univ of South
  Carolina) Series 2006B
  5.78%, 12/25/08 (a)(c)(d)                                 2,125          2,125
SOUTH CAROLINA ASSOCIATION OF
  GOVERNMENTAL ORGANIZATIONS
Installment Purchase RB (Pickens
  Cnty SD) Series 2006
  4.06%, 10/02/08 (a)(b)(c)(d)                             12,165         12,165
SOUTH CAROLINA HOUSING &
  DEVELOPMENT AUTH
  M/F Rental Housing RB (Piedmont Manor
  Apts) Series 2000B1
  8.05%, 10/01/08 (a)(b)                                    5,515          5,515
  M/F Rental Housing RB (Spartanburg
  Terrace Apts) Series 2000C1
  8.05%, 10/01/08 (a)(b)                                    1,960          1,960
  M/F Rental Housing Refunding RB
  (Fairway Apts) Series 2001A
  8.25%, 10/01/08 (a)(b)                                    7,735          7,735
SOUTH CAROLINA JOBS ECONOMIC
  DEVELOPMENT AUTH
  RB (Ashley Hall) Series 2007
  7.25%, 10/02/08 (a)(b)                                   19,000         19,000
  RB (Holcim) Series 2003
  8.11%, 10/02/08 (a)(b)                                    6,250          6,250
  RB (Innovative Fibers) Series 2007
  7.65%, 10/02/08 (a)(b)                                    7,600          7,600
SOUTH CAROLINA PUBLIC SERVICE AUTH
  Revenue Obligations Series 2006A
  4.31%, 10/02/08 (a)(b)(c)(d)                              5,960          5,960
  Revenue Obligations Series 2007A
  4.37%, 10/02/08 (a)(b)(c)(d)                             20,595         20,595
  TECP
  1.70%, 12/08/08 (c)                                      17,015         17,015
SOUTH CAROLINA TRANSPORTATION
  INFRASTRUCTURE BANK
Refunding RB Series 2003B1
  7.50%, 10/01/08 (a)(b)                                    9,975          9,975
SPARTANBURG CNTY IDA
Refunding IDRB (Bemis Co)
  Series 1991
  7.55%, 10/02/08 (a)(b)                                    4,750          4,750
SPARTANBURG REGIONAL HEALTH
  SERVICES DISTRICT INC
Hospital Refunding RB Series
  2008B
  8.35%, 10/01/08 (a)(b)(c)                                15,125         15,125
                                                                     -----------
                                                                         232,260
SOUTH DAKOTA 0.6%
--------------------------------------------------------------------------------
SOUTH DAKOTA HEALTH & EDUCATIONAL
  FACILITIES AUTH
  RB (Avera Health) Series 2008A1
  7.99%, 10/03/08 (a)(b)                                   36,305         36,305
  RB (Avera Health) Series 2008C
  7.99%, 10/03/08 (a)(b)                                   15,000         15,000
SOUTH DAKOTA HOUSING DEVELOPMENT
  AUTH
  Homeownership Mortgage Bonds
  Series 1997J, 2006E, & 2008B
  5.02%, 10/02/08 (a)(c)(d)                                 6,650          6,650
  Homeownership Mortgage Bonds
  Series 2003B
  5.00%, 10/02/08 (a)(b)(d)                                10,380         10,380
  Homeownership Mortgage Bonds
  Series 2003E, 2005B, 2007B & 2007E
  4.69%, 10/02/08 (a)(c)(d)                                15,810         15,810
  Homeownership Mortgage Bonds
  Series 2004G
  8.08%, 10/01/08 (a)(c)                                   11,000         11,000
  Homeownership Mortgage Bonds
  Series 2008C
  10.50%, 10/01/08 (a)(c)                                   5,000          5,000
  M/F Housing RB (Harmony Heights)
  Series 2001
  8.35%, 10/02/08 (a)(b)                                    6,500          6,500
                                                                     -----------
                                                                         106,645
TENNESSEE 2.6%
--------------------------------------------------------------------------------
BLOUNT CNTY PUBLIC BUILDING AUTH
Local Government Improvement
  Bonds Series E-5-A
  4.70%, 10/01/08 (a)(b)                                    8,000          8,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
CARTER CNTY IDB
M/F Housing Refunding RB
  (Willow Run Apts) Series 1990
  8.11%, 10/03/08 (a)(b)                                    6,675          6,675
CHATTANOOGA
Electric System RB Series 2008A
  4.55%, 10/02/08 (a)(c)(d)                                18,325         18,325
CHATTANOOGA HEALTH, EDUCATION &
  HOUSING FACILITY BOARD
RB (Baylor School) Series 1996
  7.90%, 10/01/08 (a)(b)                                    1,215          1,215
CLARKSVILLE PUBLIC BUILD AUTH
Pooled Financing RB Series 2001
  4.50%, 10/01/08 (a)(b)                                      460            460
FRANKLIN CNTY IDB
IDRB (Hi-Tech) Series 1997
  7.65%, 10/01/08 (a)(b)                                    1,900          1,900
GRUNDY CNTY IDB
Limited Obligation RB (Toyo Seat
  USA Corp) Series 2001
  8.11%, 10/02/08 (a)(b)                                    1,910          1,910
HENDERSONVILLE IDB
Refunding IDRB (Betty Machine
  Co) Series 2001
  8.05%, 10/01/08 (a)(b)                                    2,645          2,645
JACKSON HEALTH, EDUCATIONAL &
  HOUSING FACILITY BOARD
M/F Housing RB (Patrician
  Terrace Apts) Series 2005
  8.28%, 10/02/08 (a)(b)                                    2,300          2,300
JACKSON IDB
Solid Waste Facility Bonds
  (Ameristeel Corp) Series 1997
  7.50%, 10/02/08 (a)(b)                                    3,800          3,800
KNOXVILLE
Wastewater System RB Series
  2007
  4.65%, 10/02/08 (a)(b)(c)(d)                             15,940         15,940
MCMINN CNTY IDA
Solid Waste Disposal Facilities RB
  (Bowater) Series 1999
  7.60%, 10/02/08 (a)(b)                                   13,500         13,500
METROPOLITAN GOVERNMENT OF
  NASHVILLE & DAVIDSON
Water & Sewer Refunding RB
  Series 2008A
  3.99%, 10/02/08 (a)(b)(c)(d)                              6,185          6,185
METROPOLITAN GOVERNMENT OF
  NASHVILLE & DAVIDSON CNTY HEALTH &
  EDUCATIONAL FACILITIES BOARD
  CP (The Vanderbilt Univ) Series A
  1.47%, 11/03/08                                          15,000         15,000
  M/F Housing RB (Burning Tree Apts)
  Series 2005
  8.28%, 10/02/08 (a)(b)                                    8,360          8,360
  M/F Housing RB (Chippington Tower
  Apts I & II) Series 2005
  8.25%, 10/02/08 (a)(b)                                   13,500         13,500
  M/F Housing RB (Jackson Grove Apts)
  Series 2006A
  8.30%, 10/02/08 (a)(b)                                   10,000         10,000
  M/F Housing Refunding RB (Brentwood
  Oaks Apts) Series 1991
  8.24%, 10/02/08 (a)(b)                                   11,320         11,320
METROPOLITAN GOVERNMENT OF
  NASHVILLE & DAVIDSON CNTY IDB
  M/F Housing RB (Arbor Crest)
  Series 1985B
  8.23%, 10/02/08 (a)(b)                                   12,750         12,750
  M/F Housing RB (Arbor Knoll)
  Series 1985A
  8.23%, 10/02/08 (a)(b)                                   13,400         13,400
  RB (Nashville Symphony Hall)
  Series 2004
  7.25%, 10/02/08 (a)(b)                                   17,075         17,075
  RB (YMCA) Series 2007
  7.25%, 10/02/08 (a)(b)                                   16,440         16,440
METROPOLITAN NASHVILLE AIRPORT AUTH
Passenger Facility Charge
  Refunding Bonds Series 2003
  8.05%, 10/01/08 (a)(b)                                    3,310          3,310
MONTGOMERY CNTY PUBLIC BUILDING
  AUTH
  Pooled Financing RB (Tennessee
  Cnty Loan Pool) Series 1997
  7.25%, 10/02/08 (a)(b)                                   16,255         16,255
  Pooled Financing RB (Tennessee
  Cnty Loan Pool) Series 2002
  4.50%, 10/01/08 (a)(b)                                    2,110          2,110
SHELBY CNTY HEALTH, EDUCATION &
  HOUSING FACILITY BOARD
  RB (Methodist Le Bonheur Healthcare)
  Series 2008A
  8.10%, 10/02/08 (a)(b)(c)                                20,000         20,000
  RB (Rhodes College) Series 2000
  7.96%, 10/02/08 (a)(b)                                    9,210          9,210
  RB (St Benedict at Auburndale High
  School) Series 2003
  8.01%, 10/02/08 (a)(b)                                    4,665          4,665
  RB (The Hutchison School) Series 2005
  7.96%, 10/02/08 (a)(b)                                    9,720          9,720
  RB (Trezevant Manor) Series A
  7.96%, 10/02/08 (a)(b)                                    7,225          7,225
  RB Series 2004B (Methodist Healthcare)
  6.44%, 10/02/08 (a)(b)(c)(d)                             11,245         11,245
TENNERGY CORP
Gas RB Series 2006A
  7.96%, 10/02/08 (a)(b)(c)(d)(g)                          91,245         91,245
TENNESSEE ENERGY ACQUISITION CORP
Jr Gas Project RB Series 2006B
  5.05%, 10/02/08 (a)(b)(c)(d)                             50,342         50,342
TENNESSEE HOUSING DEVELOPMENT
  AGENCY
Homeownership Program Bonds
  Series 2001-1C
  4.60%, 10/02/08 (a)(c)(d)                                 4,250          4,250
Homeownership Program Bonds
  Series 2007-2
  5.15%, 10/02/08 (a)(c)(d)                                 6,390          6,390
                                                                     -----------
                                                                         436,667

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
TEXAS 11.4%
--------------------------------------------------------------------------------
AMARILLO HEALTH FACILITY CORP
Refunding RB (Evangelical
  Lutheran Good Samaritan
  Society) Series 1997
  8.01%, 10/02/08 (a)(b)                                    3,155          3,155
AUSTIN
  Airport System Refunding RB
  Series 2005-1
  8.26%, 10/02/08 (a)(b)(c)                                23,400         23,400
  Electric Utility System Refunding RB
  Series 2006A
  4.24%, 10/02/08 (a)(b)(c)(d)                              8,690          8,690
  Public Improvement Bonds Series 2000
  4.00%, 10/02/08 (a)(c)(d)                                 3,670          3,670
  Refunding Bonds (Town Lake Park
  Community Events Center) Series 2005
  3.95%, 10/02/08 (a)(b)(c)(d)                              1,300          1,300
  Subordinate Lien Refunding RB (Hotel
  Occupancy Tax) Series 2008A
  8.50%, 10/02/08 (a)(b)                                    6,260          6,260
  Subordinate Lien Refunding RB (Hotel
  Occupancy Tax) Series 2008B
  7.25%, 10/02/08 (a)(b)                                    8,900          8,900
  Water & Wastewater Refunding Bonds
  Series 2001 A&B
  5.52%, 10/02/08 (a)(b)(c)(d)                              4,600          4,600
BEXAR CNTY HOUSING FINANCE CORP
M/F Housing RB (Villages at Lost
  Creek Apts) Series 2006A1
  5.80%, 10/02/08 (a)(b)(c)(d)                              9,160          9,160
BRAZOS RIVER HARBOR NAVIGATION
  DISTRICT
RB (Dow Chemical) Series 2002B
  4.22%, 10/02/08 (a)(b)(c)(d)                              4,070          4,070
CADDO MILLS ISD
Unlimited Tax School Building
  Bonds Series 2007
  4.06%, 10/02/08 (a)(b)(c)(d)                              5,271          5,271
COLLIN CNTY HFA
M/F Housing RB (Huntington
  Apts) Series 1996
  8.30%, 10/02/08 (a)(b)                                    6,150          6,150
CONROE ISD
Unlimited Tax Refunding Bonds
  Series 2004B
  1.80%, 02/15/21 (b)(c)                                   18,855         18,855
DALLAS AREA RAPID TRANSIT
  Sr Lien Sales Tax RB Series 2008
  4.73%, 10/02/08 (a)(c)(d)                                 9,500          9,500
  7.93%, 10/02/08 (a)(c)(d)                                 3,700          3,700
  Sr Lien Sales Tax Refunding RB
  Series 2007
  4.33%, 10/02/08 (a)(b)(c)(d)                              9,865          9,865
  6.14%, 10/02/08 (a)(b)(c)(d)                             13,995         13,995
DALLAS/FORT WORTH INTERNATIONAL
  AIRPORT
  Joint RB Series 2003A
  6.81%, 10/02/08 (a)(b)(c)(d)                             10,455         10,455
  8.69%, 10/02/08 (a)(b)(c)(d)                             14,990         14,990
DALLAS ISD
  TRAN Series 2008-2009
  1.96%, 02/13/09                                          30,000         30,115
  Unlimited Tax School Building Bonds
  Series 2006
  4.47%, 10/02/08 (a)(b)(c)(d)(g)                          29,140         29,140
DALLAS WATER & SEWER UTILITIES
Refunding & Improvement RB
  Series 2006
  4.31%, 10/02/08 (a)(b)(c)(d)                              6,485          6,485
EL PASO
GO Bonds Series 2006
  4.31%, 10/02/08 (a)(b)(c)(d)                              7,490          7,490
EL PASO CNTY HOSPITAL DISTRICT
  Combination Tax & Revenue
  Certificates of Obligation Series 2005
  4.20%, 10/02/08 (a)(b)(c)(d)                             20,005         20,005
  GO Bonds Series 2008A
  6.35%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
GALVESTON CNTY
GO Refunding Bonds Series 2007
  5.76%, 10/02/08 (a)(b)(c)(d)                              6,240          6,240
GARLAND ISD
Unlimited Tax School Building
  Bonds Series 2004B
  3.90%, 06/15/29 (b)(c)                                   19,995         19,980
GRAND PRAIRIE IDA
IDRB (NTA Leasing Co) Series
  1994
  8.20%, 10/01/08 (a)(b)                                      890            890
GRAPEVINE IDA
Airport Improvement RB (Simuflite
  Training International) Series
  1983A
  2.45%, 04/01/13 (b)                                      19,000         19,000
GREATER EAST TEXAS STUDENT LOAN
  CORP
  RB Series 1992B
  3.85%, 05/01/42 (b)                                      14,000         14,000
  RB Series 1995B
  2.20%, 05/01/35 (b)                                      10,000         10,000
GREATER TEXAS STUDENT LOAN CORP
RB Series 1998A
  8.25%, 10/02/08 (a)(b)                                   10,250         10,250
GULF COAST IDA
IDRB (Gruma Corp) Series 1994
  8.15%, 10/01/08 (a)(b)                                    6,440          6,440
GULF COAST WASTE DISPOSAL AUTH
Environmental Facilities RB (BP
  Products North America Inc)
  Series 2003
  4.55%, 10/01/08 (a)                                      25,000         25,000
HALE CNTY INDUSTRIAL DEVELOPMENT
  CORP
Economic Development RB
  (Silverado Developments)
  Series 2008
  6.00%, 09/29/08 (a)(b)                                    5,400          5,400

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
HARRIS CNTY
  Toll Road Sr Lien Refunding RB
  Series 2005A
  8.17%, 10/02/08 (a)(b)(c)(d)                              3,845          3,845
  Unlimited Tax & Subordiante Lien
  Refunding RB Series 1997
  5.25%, 10/02/08 (a)(c)(d)                                 2,455          2,455
  Unlimited Tax Road Refunding Bonds
  Series 2008A
  3.88%, 10/02/08 (a)(c)(d)                                 2,500          2,500
HARRIS CNTY CULTURAL EDUCATION
  FACILITIES FINANCE CORP
  RB (The Methodist Hospital System)
  Series 2008C3
  1.60%, 11/18/08                                          50,000         50,000
  RB (The Methodist Hospital System)
  Series 2008C4
  1.60%, 11/18/08                                          50,000         50,000
  RB (Young Men's Christian Association
  of the Greater Houston Area)
  Series 2008B
  7.90%, 10/01/08 (a)(b)                                    6,000          6,000
HARRIS CNTY FLOOD CONTROL DISTRICT
  Contract Tax Refunding Bonds
  Series 2008A
  3.88%, 10/02/08 (a)(c)(d)                                 7,960          7,960
  Improvement Bonds Series 2007
  6.70%, 10/02/08 (a)(c)(d)                                 1,315          1,315
HARRIS CNTY HEALTH FACILITIES
  DEVELOPMENT CORP
Hospital Refunding RB (Memorial
  Hermann Healthcare System)
  Series 2008A
  8.60%, 10/01/08 (a)(b)(c)                                 8,600          8,600
HARRIS CNTY HFA
M/F Housing RB (Village At
  Cornerstone Apts) Series 2004
  8.25%, 10/02/08 (a)(b)                                    8,260          8,260
HARRIS CNTY HOUSING FINANCE CORP
M/F Housing RB (Lafayette
  Village Apts) Series 2006
  8.25%, 10/02/08 (a)(b)                                    7,100          7,100
M/F Housing RB (Dominion Square Apts)
  Series 2000
  9.77%, 10/02/08 (a)(b)                                       40             40
HARRIS CNTY HEALTH FACILITIES
  DEVELOPMENT CORP
RB (The Methodist Hospital
  System) Series 2005A2
  4.25%, 10/01/08 (a)(b)                                   12,100         12,100
HOUSTON
  Airport System Subordinate Lien RB
  Series 2000A
  8.06%, 10/02/08 (a)(b)(c)(d)                              7,500          7,500
  Airport System Subordinate Lien
  Refunding RB Series 2007B
  4.75%, 10/02/08 (a)(b)(c)(d)                             23,000         23,000
  Combined Utility System First Lien
  Refunding RB Series 2004
  5.92%, 10/02/08 (a)(b)(c)(d)                             14,995         14,995
  Combined Utility System First Lien
  Refunding RB Series 2004A
  4.05%, 10/02/08 (a)(b)(c)(d)                             14,530         14,530
  Combined Utility System First Lien
  Refunding RB Series 2007A
  4.37%, 10/02/08 (a)(b)(c)(d)                              5,160          5,160
  4.73%, 10/02/08 (a)(b)(c)(d)                              9,290          9,290
  Public Improvement Refunding Bonds
  Series 1998A
  5.25%, 10/02/08 (a)(c)(d)                                21,655         21,655
  Public Improvement Refunding Bonds
  Series 2007A
  4.77%, 10/02/08 (a)(b)(c)(d)                              2,400          2,400
  Water & Sewer System Jr Lien
  Refunding RB Series 1998A
  4.43%, 10/02/08 (a)(b)(c)(d)                              6,858          6,858
  Water & Sewer System Jr Lien
  Refunding RB Series 2002A
  5.40%, 10/02/08 (a)(b)(c)(d)                              6,530          6,530
HOUSTON HIGHER EDUCATION FINANCE
  CORP
  Higher Education RB (Rice Univ)
  Series 2007A
  4.75%, 10/02/08 (a)(c)(d)                                 5,070          5,070
  4.76%, 10/02/08 (a)(c)(d)                                 3,430          3,430
HOUSTON ISD
  Limited Tax School Building Bonds
  Series 2005
  4.31%, 10/02/08 (a)(b)(c)(d)                             11,525         11,525
  Limited Tax Schoolhouse & Refunding
  Bonds Series 2003
  4.21%, 10/02/08 (a)(b)(c)(d)                              5,235          5,235
  Limited tax Schoolhouse Bonds
  Series 2008
  4.75%, 10/02/08 (a)(b)(c)(d)                              4,950          4,950
HOUSTON PORT AUTH
Unlimited Tax Refunding Bonds
  Series 2008A
  5.36%, 10/02/08 (a)(c)(d)                                29,485         29,485
JEWETT ECONOMIC DEVELOPMENT CORP
IDRB (Nucor Corp) Series 2003
  8.55%, 10/01/08 (a)                                       6,200          6,200
JUDSON ISD
Unlimited Tax School Building
  Bonds Series 2008
  6.44%, 10/02/08 (a)(b)(c)(d)                              3,275          3,275
KATY ISD
Unlimited Tax Refunding Bonds
  Series 2007B & Limited Tax
  Refunding Bonds Series 2007C
  4.08%, 10/02/08 (a)(b)(c)(d)                              1,480          1,480
KELLER ISD
Unlimited Tax School Building &
  Refunding Bonds Series 2005
  4.31%, 10/02/08 (a)(b)(c)(d)                              4,770          4,770
KENDALL CNTY HEALTH FACILITIES
  DEVELOPMENT CORP
Health Care RB (Morningside
  Ministries) Series 2008
  7.95%, 10/02/08 (a)(b)                                    5,900          5,900

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
LAMAR CONSOLIDATED ISD
  Unlimited Tax Schoolhouse Bonds
  Series 2004
  1.85%, 06/15/26 (b)(c)                                    8,000          8,000
  Unlimited Tax Schoolhouse Bonds
  Series 2007
  4.75%, 10/02/08 (a)(b)(c)(d)                              5,640          5,640
LEANDER ISD
  Unlimited Tax School Building &
  Refunding Bonds Series 2003
  5.18%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
  Unlimited Tax School Building &
  Refunding Bonds Series 2005
  4.35%, 10/02/08 (a)(b)(c)(d)                             10,290         10,290
  Unlimited Tax School Building &
  Refunding Bonds Series 2008
  4.95%, 10/02/08 (a)(b)(c)(d)                              5,015          5,015
LOVEJOY ISD
Unlimited Tax School Building
  Bonds Series 2008
  3.67%, 10/02/08 (a)(b)(c)(d)                              3,275          3,275
LOWER COLORADO RIVER AUTH
  CP Notes Series A
  5.50%, 10/02/08 (c)                                      57,450         57,450
  Refunding RB Series 1999A
  5.63%, 10/02/08 (a)(b)(c)(d)                             10,895         10,895
LUBBOCK HEALTH FACILITIES
  DEVELOPMENT CORP
Refunding RB (St. Joseph Health
  System) Series 2008A
  6.50%, 10/02/08 (a)                                       6,845          6,845
MANOR ISD
Unlimited Tax School Building
  Bonds Series 2007
  5.00%, 10/02/08 (a)(b)(c)(d)                              4,920          4,920
MANSFIELD IDA
IDRB (Southern Champion Tray)
  Series 1999
  8.05%, 10/01/08 (a)(b)                                      800            800
MIDLOTHIAN ISD
Unlimited Tax School Building &
  Refunding Bonds Series 2004
  4.35%, 10/02/08 (a)(b)(c)(d)                              8,840          8,840
MONTGOMERY CNTY
  Unlimited Tax Road Bonds Series 2008B
  1.81%, 03/01/32 (c)                                      10,000         10,108
  Unlimited Tax Road Bonds Series 2006A
  4.67%, 10/02/08 (a)(b)(c)(d)                              4,235          4,235
NORTH EAST ISD
  Unlimited Tax Refunding Bonds
  Series 2007
  4.05%, 10/02/08 (a)(b)(c)(d)                              1,625          1,625
  4.25%, 10/02/08 (a)(b)(c)(d)                             13,395         13,395
  Unlimited Tax School Building Bonds
  Series 2004
  4.31%, 10/02/08 (a)(b)(c)(d)                              5,810          5,810
  Unlimited Tax School Building Bonds
  Series 2007A
  4.42%, 10/02/08 (a)(b)(c)(d)                              5,525          5,525
  4.94%, 10/02/08 (a)(b)(c)(d)                              9,065          9,065
NORTH TEXAS HIGHER EDUCATION AUTH
  RB Series 2007A
  7.75%, 10/01/08 (a)(b)                                   25,650         25,650
  Student Loan RB Series 1998
  7.75%, 10/01/08 (a)(b)                                    9,000          9,000
NORTH TEXAS MUNICIPAL WATER DISTRICT
  RB Series 2006
  4.41%, 10/02/08 (a)(b)(c)(d)                              7,290          7,290
  4.51%, 10/02/08 (a)(b)(c)(d)                              4,910          4,910
NORTH TEXAS TOLLWAY AUTH
  System Refunding RB Series 2008A
  4.69%, 10/02/08 (a)(b)(c)(d)                             16,075         16,075
  System Refunding RB Series 2008D
  4.06%, 10/02/08 (a)(b)(c)(d)                             18,570         18,570
  4.08%, 10/02/08 (a)(b)(c)(d)                             11,478         11,478
NORTHWEST ISD
  Unlimited Tax Refunding Bonds
  Series 2005
  4.38%, 10/02/08 (a)(b)(c)(d)                             28,945         28,945
  Unlimited Tax School Building Bonds
  Series 2007
  4.23%, 10/02/08 (a)(b)(c)(d)                              3,585          3,585
SAN ANTONIO
  Airport System Revenue Improvement
  Bonds Series 2002
  4.11%, 10/02/08 (a)(b)(c)(d)                              3,105          3,105
  Electric & Gas Systems RB New
  Series 2005
  4.42%, 10/02/08 (a)(b)(c)(d)                              3,000          3,000
  Electric & Gas Systems Refunding RB
  New Series 2007
  4.22%, 10/02/08 (a)(c)(d)                                 3,735          3,735
SAN ANTONIO EMPOWERMENT ZONE
  DEVELOPMENT CORP
Contract RB (Drury Southwest
  Hotel) Series 2005
  7.50%, 10/02/08 (a)(b)                                   10,450         10,450
SAN ANTONIO HOUSING FINANCE CORP
M/F Housing RB  (Artisan At San
  Pedro Creek Apartments)
  Series 2008
  8.35%, 10/02/08 (a)(b)                                   15,000         15,000
SAN ANTONIO IDA
IDRB (Gruma Corp) Series 1994
  8.15%, 10/01/08 (a)(b)                                    4,095          4,095
SAN ANTONIO WATER SYSTEM
  Water System CP Notes Series A
  1.55%, 11/06/08 (c)                                      13,000         13,000
  1.63%, 12/04/08 (c)                                       5,000          5,000
SEMINOLE ISD
Unlimited Tax School Building
  Bonds Series 2007A
  3.89%, 10/02/08 (a)(b)(c)(d)                                855            855
SOUTHEAST TEXAS HOUSING FINANCE
  CORP
M/F Housing RB (Piedmont Apts)
  Series 2006
  8.25%, 10/02/08 (a)(b)                                   14,000         14,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
SPRING BRANCH ISD
Limited Tax Schoolhouse Bonds
  Series 2008
  4.41%, 10/02/08 (a)(b)(c)(d)                             26,000         26,000
SPRING ISD
Unlimited Tax Schoolhouse Bonds
  Series 2005
  4.31%, 10/02/08 (a)(b)(c)(d)                             26,595         26,595
TARRANT CNTY CULTURAL EDUCATION
  FACILITIES FINANCE CORP
  RB (Methodist Hospitals) Series 2008A
  4.45%, 10/01/08 (a)(b)                                   19,600         19,600
  Refunding RB (Texas Health Resources
  System) Series 2007A
  6.44%, 10/02/08 (a)(c)(d)                                12,735         12,735
  6.80%, 10/02/08 (a)(c)(d)                                 8,625          8,625
TEXAS
  GO Bonds (Veterans' Housing
  Assistance Program-Fund II)
  Series 2002A2
  8.20%, 10/01/08 (a)(c)                                    6,000          6,000
  GO College Student Loan Bonds
  Series 2007A
  3.89%, 10/02/08 (a)(c)(d)                                 2,395          2,395
  TRAN Series 2008
  1.61%, 08/28/09                                          47,000         47,579
TEXAS DEPARTMENT OF HOUSING &
  COMMUNITY AFFAIRS
  RB (Addison Park Apts) Series 2008
  7.75%, 10/02/08 (a)(b)                                   14,000         14,000
  Residential Mortgage Refunding RB
  Series 2003A
  8.14%, 10/02/08 (a)(c)(d)                                 9,800          9,800
TEXAS DEPARTMENT OF TRANSPORTATION
  GO Mobility Fund Bonds Series 2006
  4.55%, 10/02/08 (a)(c)(d)                                 2,990          2,990
  State Highway Fund Revenue CP Notes
  Series A
  4.75%, 10/02/08 (b)                                      25,000         25,000
  5.50%, 10/02/08 (b)                                      25,000         25,000
  1.60%, 10/07/08 (b)                                      20,000         20,000
TEXAS DEPT OF HOUSING & COMMUNITY
  AFFAIRS
  M/F Housing RB (Atascocita Pines Apts)
  Series 2005
  8.25%, 10/02/08 (a)(b)                                   11,800         11,800
  M/F Housing RB (Bristol Apts)
  Series 2004
  8.25%, 10/02/08 (a)(b)                                    8,400          8,400
  M/F Housing RB (Creek Point Apts)
  Series 2000
  8.86%, 10/01/08 (a)(b)                                    6,470          6,470
  M/F Housing RB (Montgomery Pines
  Apts) Series 2004
  8.25%, 10/02/08 (a)(b)                                   12,300         12,300
  M/F Housing RB (Pinnacle Apts)
  Series 2004
  8.25%, 10/02/08 (a)(b)                                    6,900          6,900
  M/F Housing RB (Tower Ridge Apts)
  Series 2005
  8.25%, 10/02/08 (a)(b)                                   15,000         15,000
  S/F Mortgage RB Series 2002 A&B
  7.85%, 10/02/08 (a)(b)(c)(d)                              3,975          3,975
TEXAS MUNICIPAL GAS ACQUISITION &
  SUPPLY CORP II
  Gas Supply RB Series 2007AB
  9.40%, 10/02/08 (a)(b)(c)(d)                             82,485         82,485
  Gas Supply RB Series 2007B
  9.40%, 10/02/08 (a)(b)(c)(d)                             69,865         69,865
TEXAS PUBLIC FINANCE AUTH
  GO Refunding Bonds Series 2006B
  1.58%, 10/01/08                                           1,000          1,000
  Unemployment Compensation Obligation
  Assessment RB Series 2003C4
  1.75%, 12/11/08 (c)                                      12,600         12,600
TEXAS STATE UNIV SYSTEM BOARD OF
  REGENTS
Revenue Financing System RB
  Series 2006
  4.42%, 10/02/08 (a)(b)(c)(d)                             19,310         19,310
TEXAS TRANSPORTATION COMMISSION
  GO Mobility Fund Bonds Series 2005A
  4.10%, 10/02/08 (a)(c)(d)                                 4,700          4,700
  4.19%, 10/02/08 (a)(c)(d)                                 5,905          5,905
  GO Mobility Fund Bonds Series 2006
  5.25%, 10/02/08 (a)(c)(d)                                 4,040          4,040
  6.75%, 10/02/08 (a)(c)(d)                                11,665         11,665
  GO Mobility Fund Bonds Series 2006A
  4.29%, 10/02/08 (a)(c)(d)                                 2,195          2,195
  GO Mobility Fund Bonds Series 2007
  5.32%, 10/02/08 (a)(c)(d)                                30,500         30,500
  State Highway Fund First Tier RB
  Series 2006
  4.32%, 10/02/08 (a)(c)(d)                                 5,095          5,095
  5.25%, 10/02/08 (a)(c)(d)                                 3,675          3,675
  5.58%, 10/02/08 (a)(c)(d)                                 5,000          5,000
TEXAS WATER DEVELOPMENT BOARD
  State Revolving Fund Subordinate
  Lien RB Program Series 2008B
  4.68%, 10/02/08 (a)(c)(d)(g)                             69,685         69,685
  4.68%, 10/02/08 (a)(c)(d)                                 8,500          8,500
  Water Financial Assistance GO Bonds
  Series 2007D
  4.09%, 10/02/08 (a)(c)(d)                                 2,900          2,900
TRINITY RIVER AUTH
Solid Waste Disposal RB
  (Community Waste Disposal)
  Series 1999
  8.60%, 10/01/08 (a)(b)                                    2,200          2,200
UNIV OF HOUSTON SYSTEM
Consolidated Refunding RB Series 2008
  5.25%, 10/02/08 (a)(b)(c)(d)                             10,115         10,115
UNIV OF TEXAS
  Permanent Univ Fund Notes Series A
  1.45%, 10/08/08                                           7,000          7,000
  1.60%, 10/09/08                                           3,500          3,500
  1.45%, 10/14/08                                           5,000          5,000
  1.45%, 10/15/08                                           4,000          4,000
  1.45%, 10/16/08                                           1,500          1,500
  1.55%, 11/05/08                                          24,000         24,000
  1.60%, 11/10/08                                          12,000         12,000
  1.70%, 12/11/08                                           7,000          7,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  1.75%, 12/11/08                                          15,000         15,000
  Permanent Univ Fund Refunding
  Bonds Series 2006B
  3.93%, 10/02/08 (a)(c)(d)                                16,713         16,713
  4.10%, 10/02/08 (a)(c)(d)                                14,350         14,350
  4.66%, 10/02/08 (a)(c)(d)                                 4,000          4,000
WACO EDUCATION FINANCE CORP
Refunding RB (Baylor Univ)
  Series 2008C
  4.89%, 10/02/08 (a)(c)(d)                                15,250         15,250
WACO HEALTH FACILITIES DEVELOPMENT
  CORP
Mortgage RB (Hillcrest Health
  System) Series 2006A
  4.31%, 10/02/08 (a)(b)(c)(d)                             10,870         10,870
                                                                     -----------
                                                                       1,922,092
UTAH 1.2%
--------------------------------------------------------------------------------
CLEARFIELD CITY
M/F Housing Refunding RB
  (Oakstone Apts) Series 2008
  6.00%, 10/02/08 (a)(b)                                   12,100         12,100
NEPHI CITY
IDRB (Fibertek Insulation West)
  Series 2008
  8.00%, 10/02/08 (a)(b)                                    4,000          4,000
RIVERTON
Hospital RB (IHC Health Services)
  Series 2007A
  4.93%, 10/02/08 (a)(c)(d)                                26,015         26,015
SALT LAKE CITY
Hospital RB (IHC Health Services)
  Series 2001
  5.15%, 10/02/08 (a)(b)(c)(d)                             26,730         26,730
SALT LAKE CNTY HOUSING AUTH
M/F Housing Refunding RB
  (Bridgeside Landing Apts)
  Series 2008
  6.00%, 10/02/08 (a)(b)                                   14,225         14,225
UTAH BUILDING OWNERSHIP AUTH
Lease Refunding RB Series
  1998C
  8.49%, 10/02/08 (a)(b)(c)(d)                              9,695          9,695
UTAH HOUSING CORP
S/F Mortgage Bonds 2008 Series
  C1 Class I
  7.75%, 10/01/08 (a)(c)                                   12,250         12,250
UTAH STATE BOARD OF REGENTS
Hospital Refunding RB (Univ of
  Utah) Series 2006A
  4.08%, 10/02/08 (a)(b)(c)(d)(g)                          49,385         49,385
UTAH TRANSIT AUTH
  Sales Tax RB Series 2008A
  4.89%, 10/02/08 (a)(b)(c)(d)                             19,380         19,380
  Subordinated Sales Tax Refunding
  RB Series 2007A
  4.38%, 10/02/08 (a)(b)(c)(d)                             18,595         18,595
  4.64%, 10/02/08 (a)(b)(c)(d)                              7,250          7,250
  4.67%, 10/02/08 (a)(b)(c)(d)                              7,430          7,430
                                                                     -----------
                                                                         207,055
VERMONT 0.2%
--------------------------------------------------------------------------------
VERMONT ECONOMIC DEVELOPMENT
  AUTH
  IDRB (Agri-Mark) Series 1999A
  8.61%, 10/02/08 (a)(b)                             17,000               17,000
  IDRB (Agri-Mark) Series 1999B
  8.61%, 10/02/08 (a)(b)                              1,000                1,000
VERMONT STUDENT ASSISTANCE CORP
RB Sr Series 2008A1
  8.00%, 10/02/08 (a)(b)                             20,000               20,000
                                                                     -----------
                                                                          38,000
VIRGINIA 2.2%
--------------------------------------------------------------------------------
ARLINGTON CNTY IDA
M/F Housing RB (Gates of
  Ballston Apts) Series 2005
   8.15%, 10/01/08 (a)(b)                                  14,400         14,400
HAMPTON ROADS SANITATION DISTRICT
Wastewater RB Series 2008
  4.36%, 10/02/08 (a)(c)(d)                                 3,875          3,875
HARRISONBURG REDEVELOPMENT &
  HOUSING AUTH
M/F Housing RB (Woodman West
  Apartments) Series 2008
  8.15%, 10/02/08 (a)(b)                                    9,950          9,950
HENRICO ECONOMIC DEVELOPMENT AUTH
  RB (Bon Secours Health System )
  Series 2008B1
  7.95%, 10/01/08 (a)(b)(c)                                 5,145          5,145
  RB (Bon Secours Health System)
  Series 2008B2
  7.95%, 10/01/08 (a)(b)(c)                                 5,150          5,150
KING GEORGE CNTY
Solid Waste Disposal Facility RB
  (Garnet) Series 1996
  7.50%, 10/02/08 (a)(b)                                    3,700          3,700
NEWPORT NEWS IDA
RB (CNU Warwick Student Apts)
  Series 2004
  7.25%, 10/02/08 (a)(b)                                    4,000          4,000
NORFOLK ECONOMIC DEVELOPMENT AUTH
  CP Revenue Notes (Pooled Financing
  Program-Sentara Healthcare)
  8.75%, 10/03/08 (c)                                     123,800        123,800
  Hospital Facilities RB (Sentara Healthcare)
  Series 2004C
  8.05%, 10/01/08 (a)(b)                                    5,000          5,000
NORFOLK REDEVELOPMENT & HOUSING
  AUTH
  Refunding RB (Univ Village Student
  Housing) Series 2008
  4.50%, 10/01/08 (a)(b)                                   50,000         50,000
  4.50%, 10/01/08 (a)(b)                                    9,955          9,955
PORTSMOUTH REDEVELOPMENT &
  HOUSING AUTH
M/F Housing RB (Churchland
  North Apts) Series 1999
  8.05%, 10/01/08 (a)(b)                                    5,895          5,895

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
VIRGINIA BEACH DEVELOPMENT AUTH
M/F Residential Rental Housing
  RB (Silver Hill at Thalia) Series
  1999
  8.05%, 10/01/08 (a)(b)                                    3,800          3,800
VIRGINIA COLLEGE BUILDING AUTH
  Educational Facilities RB Series 2007A
  4.23%, 10/02/08 (a)(c)(d)                                 3,115          3,115
  4.75%, 10/02/08 (a)(c)(d)                                 5,515          5,515
VIRGINIA HOUSING DEVELOPMENT AUTH
  Commonwealth Mortgage Bonds
  Series 2001H1
  8.11%, 10/02/08 (a)(b)(c)(d)                             16,720         16,720
  Commonwealth Mortgage Bonds
  Series 2006D1
  4.05%, 10/01/08 (a)(c)(d)                                 5,635          5,635
  Commonwealth Mortgage Bonds
  Series 2006D2
  4.10%, 10/01/08 (a)(c)(d)                                 6,290          6,290
VIRGINIA PORT AUTH
  BAN Series 2008
  1.95%, 07/01/09                                          32,500         32,750
  Port Facilities RB Series 2006
  4.75%, 10/02/08 (a)(b)(c)(d)                              3,000          3,000
  Port Fund RB (2002 Resolution)
  Series 2005A
  4.21%, 10/02/08 (a)(b)(c)(d)                              2,615          2,615
VIRGINIA RESOURCES AUTH
State Revolving Fund RB
  Subordinate Series 2008
  4.38%, 10/02/08 (a)(c)(d)                                 3,005          3,005
WINCHESTER IDA
  Hospital RB (Valley Health System)
  Series 2007
  4.95%, 10/02/08 (a)(b)(c)(d)                             34,735         34,735
  Hospital RB (Winchester Medical Center)
  Series 1991
  6.17%, 10/02/08 (a)(b)(c)(d)                             14,590         14,590
                                                                     -----------
                                                                         372,640
WASHINGTON 5.4%
--------------------------------------------------------------------------------
CASCADE WATER ALLIANCE
Water System RB Series 2006
  4.41%, 10/02/08 (a)(b)(c)(d)                              8,635          8,635
CENTRAL PUGET SOUND REGIONAL
  TRANSIT AUTH
  Sales Tax Bonds Series 2007A
  4.30%, 10/02/08 (a)(b)(c)(d)                              3,300          3,300
  4.39%, 10/02/08 (a)(c)(d)                                 3,115          3,115
  6.03%, 10/02/08 (a)(b)(c)(d)                              9,320          9,320
CITY OF TACOMA
Water System RB Series 2001
  8.26%, 10/02/08 (a)(b)(c)(d)                             13,855         13,855
DOUGLAS CNTY DEVELOPMENT CORP
RB (Executive Flight) Series 1998
  7.50%, 10/02/08 (a)(b)                                    5,500          5,500
ENERGY NORTHWEST
  Refunding Electric RB (Project No. 3)
  Series 2001A
  4.39%, 10/02/08 (a)(b)(c)(d)                             25,500         25,500
  Refunding Electric RB (Project No.1)
  Series 2002A
  8.08%, 10/02/08 (a)(b)(c)(d)(g)                          32,460         32,460
  Refunding Electric RB (Project No.3)
  Series 2003A
  8.00%, 10/02/08 (a)(b)(c)(d)                              5,195          5,195
  Refunding Electric RB (Project No.3)
  Series 2008F1
  8.15%, 10/01/08 (a)(c)                                    5,000          5,000
KING CNTY
  Limited Tax GO Refunding Bonds
  Series 2008
  3.98%, 10/02/08 (a)(c)(d)                                 3,555          3,555
  6.76%, 10/02/08 (a)(c)(d)                                 3,800          3,800
  Sewer RB 2007
  4.70%, 10/02/08 (a)(b)(c)(d)                             31,250         31,250
  Sewer Refunding RB Second
  Series 2006
  4.78%, 10/02/08 (a)(b)(c)(d)                              3,340          3,340
  Sewer Refunding RB Series 2006
  4.49%, 10/02/08 (a)(b)(c)(d)                             22,915         22,915
KING CNTY PUBLIC HOSPITAL DISTRICT #1
Limited Tax GO Refunding Bonds
  Series 2008A
  4.07%, 10/02/08 (a)(b)(c)(d)                              3,925          3,925
METROPOLITAN WASHINGTON AIRPORTS
  AUTH
Airport System Refunding RB
  Series 2007A & B
  5.50%, 10/02/08 (a)(b)(c)(d)                             66,300         66,300
OLYMPIA
Solid Waste RB (LeMay
  Enterprises) Series 1999
  8.58%, 10/01/08 (a)(b)                                    2,330          2,330
PIERCE CNTY ECONOMIC DEVELOPMENT
  CORP
  IDRB (McFarland Cascade) Series 1996
  8.50%, 10/02/08 (a)(b)                                    3,945          3,945
  RB (Flex-A-Lite Consolidated)
  Series 1996
  7.75%, 10/01/08 (a)(b)                                    1,800          1,800
  Solid Waste RB (LeMay Enterprises)
  Series 1999
  8.58%, 10/01/08 (a)(b)                                      575            575
PORT OF CENTRALIA IDA
Solid Waste RB (LeMay
  Enterprises) Series 1999
  8.58%, 10/01/08 (a)(b)                                      360            360
PORT OF SEATTLE
  Intermediate Lien Refunding RB
  Series 2005A
  4.32%, 10/02/08 (a)(b)(c)(d)                             24,855         24,855
  Passenger Facility Charge RB
  Series 1998A
  9.40%, 10/02/08 (a)(b)(c)(d)                             17,015         17,015
  RB Series 2000B
  4.11%, 10/02/08 (a)(b)(c)(d)                              3,955          3,955
  RB Series 2001B
  4.11%, 10/02/08 (a)(b)(c)(d)                              3,775          3,775
  RB Series 2003A
  8.16%, 10/02/08 (a)(b)(c)(d)                              1,000          1,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  RB Series 2003B
  8.41%, 10/02/08 (a)(b)(c)(d)                              5,140          5,140
  Subordinate Lien Refunding RB
  Series 2008
  8.00%, 10/01/08 (a)(b)                                   10,000         10,000
SEATTLE
  Drainage & Wastewater RB 2008
  4.74%, 10/02/08 (a)(b)(c)(d)                             13,390         13,390
  Limited Tax GO Improvement &
  Refunding Bonds Series 2007
  4.75%, 10/02/08 (a)(c)(d)                                 3,735          3,735
  Refunding RB Series 2002
  3.84%, 10/02/08 (a)(b)(c)(d)                              7,270          7,270
SEATTLE HOUSING AUTH
RB (CHHIP & HRG Projects)
  Series 1996
  7.75%, 10/01/08 (a)(b)                                    3,110          3,110
SNOHOMISH CNTY PUBLIC UTILITY
  DISTRICT NO.1
Electric System Refunding RB
  Series 2005A
  4.24%, 10/02/08 (a)(b)(c)(d)                              7,360          7,360
STANWOOD SD NO. 401
Unlimited Tax GO & Refunding
  Bonds Series 1999
  1.82%, 12/15/13 (b)                                       6,690          6,843
TACOMA HOUSING AUTH
RB (Crown Assisted Living) Series
  1998
  8.50%, 10/01/08 (a)(b)                                    2,750          2,750
UNIV OF WASHINGTON
RB Series 2007
  4.40%, 10/02/08 (a)(b)(c)(d)                             28,630         28,630
WASHINGTON
  GO Bonds Series 2003A
  4.35%, 10/02/08 (a)(b)(c)(d)                              5,170          5,170
  GO Bonds Series 2008B
  4.19%, 10/02/08 (a)(b)(c)(d)                             31,105         31,105
  GO Bonds Series 2009A
  4.56%, 10/02/08 (a)(c)(d)                                 6,490          6,490
  Motor Vehicle Fuel Tax GO Bonds
  Series 2003C
  4.34%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
  Motor Vehicle Fuel Tax GO Bonds
  Series 2006E
  3.96%, 10/02/08 (a)(b)(c)(d)                              6,150          6,150
  4.13%, 10/02/08 (a)(b)(c)(d)                             15,775         15,775
  Motor Vehicle Fuel Tax GO Bonds
  Series 2007D
  6.24%, 10/02/08 (a)(b)(c)(d)                             15,945         15,945
  Motor Vehicle Fuel Tax GO Bonds
  Series 2008B
  4.62%, 10/02/08 (a)(b)(c)(d)                              6,000          6,000
  Motor Vehicle Fuel Tax GO Bonds
  Series 2008D
  2.74%, 01/01/09                                           8,880          8,897
  Various Purpose GO Bonds
  Series 2002B
  4.30%, 10/02/08 (a)(b)(c)(d)                             29,540         29,540
  Various Purpose GO Bonds
  Series 2005D
  5.25%, 10/02/08 (a)(b)(c)(d)                                995            995
  Various Purpose GO Bonds
  Series 2006D
  4.29%, 10/02/08 (a)(b)(c)(d)                             13,695         13,695
  Various Purpose GO Bonds
  Series 2008A
  4.62%, 10/02/08 (a)(c)(d)                                 6,000          6,000
  Various Purpose GO Bonds
  Series 2008C
  4.27%, 10/02/08 (a)(c)(d)                                 1,220          1,220
  4.29%, 10/02/08 (a)(c)(d)                                 3,866          3,866
  Various Purpose GO Bonds
  Series 2009
  4.59%, 10/02/08 (a)(c)(d)                                25,750         25,750
  Various Purpose GO Bonds
  Series 2009A
  4.37%, 10/02/08 (a)(c)(d)                                 3,000          3,000
  4.75%, 10/02/08 (a)(c)(d)                                10,600         10,600
  6.75%, 10/02/08 (a)(c)(d)                                23,625         23,625
WASHINGTON ECONOMIC DEVELOPMENT
  FINANCE AUTH
  RB (Hunter Douglas) Series 1997A
  8.05%, 10/01/08 (a)(b)                                    3,500          3,500
  Refunding RB (Puget Sound Blood Center)
  Series 2008D
  8.05%, 10/02/08 (a)(b)                                    2,500          2,500
  Solid Waste Disposal RB (Cedar Grove
  Composting) Series 2004B
  8.60%, 10/01/08 (a)(b)                                   13,600         13,600
  Solid Waste Disposal RB (Heirborne
  Investments) Series 2006K
  8.60%, 10/01/08 (a)(b)                                    5,840          5,840
  Solid Waste Disposal RB (Lemay
  Enterprises) Series 2005B
  8.60%, 10/01/08 (a)(b)                                   10,585         10,585
  Solid Waste Disposal RB (Specialty
  Chemical Products) Series 2007
  7.50%, 10/02/08 (a)(b)                                   20,800         20,800
  Solid Waste Disposal RB (Waste
  Management) Series 2000C
  7.75%, 10/01/08 (a)(b)                                   17,900         17,900
  Solid Waste Disposal RB (Waste
  Management) Series 2000H
  7.75%, 10/01/08 (a)(b)                                    6,825          6,825
  Solid Waste Disposal RB (Waste
  Management) Series 2000I
  7.75%, 10/01/08 (a)(b)                                    7,235          7,235
  Solid Waste Disposal RB (Waste
  Management) Series 2005D
  7.50%, 10/02/08 (a)(b)                                   18,000         18,000
WASHINGTON HEALTH CARE FACILITIES
  AUTH
  RB (Catholic Health Initiatives)
  Series 2008A4
  7.88%, 10/01/08 (a)                                       5,000          5,000
  RB (Catholic Health Initiatives)
  Series 2008A5
  8.00%, 10/01/08 (a)                                       5,000          5,000

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  RB (Children's Hospital & Regional Medical
  Center) Series 2008A
  7.25%, 10/01/08 (a)(b)                                    9,000          9,000
  RB (Kadlec Medical Center)
  Series 2006B
  8.40%, 10/01/08 (a)(b)(c)                                10,000         10,000
  RB (Yakima Valley Farm Workers Clinic)
  Series 1997
  7.50%, 10/01/08 (a)(b)                                    2,200          2,200
WASHINGTON HOUSING FINANCE
COMMISSION
  M/F Housing RB (Anchor Village Apts)
  Series 1997
  8.25%, 10/02/08 (a)(b)                                   10,750         10,750
  M/F Housing RB (Brittany Park Phase II)
  Series 1998A
  8.25%, 10/02/08 (a)(b)                                    3,480          3,480
  M/F Housing RB (Brittany Park)
  Series 1996A
  8.25%, 10/02/08 (a)(b)                                    8,930          8,930
  M/F Housing RB (Fairwinds Redmond)
  Series 2005A
  8.08%, 10/02/08 (a)(b)                                    7,500          7,500
  M/F Housing RB (Forest Creek Apts)
  Series 2006
  8.25%, 10/02/08 (a)(b)                                   13,815         13,815
  M/F Housing RB (Highlander Apts)
  Series 2004A
  8.25%, 10/02/08 (a)(b)                                    7,000          7,000
  M/F Housing RB (Lakewood Meadows
  Apts) Series 2000A
  8.50%, 10/02/08 (a)(b)                                    3,140          3,140
  M/F Housing RB (Merrill Gardens)
  Series 1997A
  8.25%, 10/02/08 (a)(b)                                    6,125          6,125
  M/F Housing RB (Parkview Apts)
  Series 2008
  8.30%, 10/02/08 (a)(b)                                    3,060          3,060
  M/F Housing RB (Rainier Court Apts)
  Series 2003A
  8.25%, 10/02/08 (a)(b)                                   12,750         12,750
  M/F Housing RB (Silver Creek Apts)
  Series 2004
  8.25%, 10/02/08 (a)(b)                                    4,100          4,100
  M/F Housing RB (The Seasons Apts)
  Series 2006
  8.50%, 10/02/08 (a)(b)                                   20,000         20,000
  M/F Housing RB (Vintage at Burien)
  Series 2004A
  8.25%, 10/02/08 (a)(b)                                    6,570          6,570
  M/F Housing RB (Woodrose Apts)
  Series 1999A
  8.25%, 10/02/08 (a)(b)                                    6,750          6,750
  M/F Mortgage RB (Meridian Court Apts)
  Series 1996
  8.25%, 10/01/08 (a)(b)                                    6,700          6,700
  M/F RB (Cedar Ridge Retirement)
  Series 2005A
  8.08%, 10/02/08 (a)(b)                                    5,030          5,030
  Non-Profit Refunding RB (Horizon House)
  Series 2005
  8.50%, 10/02/08 (a)(b)                                   11,360         11,360
WASHINGTON STATE UNIV
Student Fee RB Series 2006A
  4.78%, 10/02/08 (a)(b)(c)(d)                             16,800         16,800
YAKIMA CNTY PUBLIC CORP
IDRB (Cowiche Growers) Series
  1998
  7.50%, 10/02/08 (a)(b)                                    1,600          1,600
                                                                     -----------
                                                                         912,071
WEST VIRGINIA 0.4%
--------------------------------------------------------------------------------
MARION CNTY
  Solid Waste Disposal Facility RB (Grant
  Town Cogeneration) Series 1990B
  8.10%, 10/01/08 (a)(b)                                    9,285          9,285
  Solid Waste Disposal Facility RB (Grant
  Town Cogeneration) Series 1990C
  8.10%, 10/01/08 (a)(b)                                   12,300         12,300
  Solid Waste Disposal Facility RB (Grant
  Town Cogeneration) Series 1990D
  8.10%, 10/01/08 (a)(b)                                    2,400          2,400
WEST VIRGINIA ECONOMIC DEVELOPMENT
  AUTH
  Refunding RB (Appalachian Power
  Company-Mountaineer) Series 2008B
  8.05%, 10/02/08 (a)(b)                                   15,000         15,000
  Refunding RB (Ohio Power
  Company-Kammer) Series 2008B
  7.83%, 10/02/08 (a)(b)                                    6,665          6,665
WEST VIRGINIA HIGHER EDUCATION
  POLICY COMMISSION
RB (Higher Education Facilities)
  Series 2004B
  1.95%, 10/02/08 (a)(b)(c)(d)                             15,580         15,580
WEST VIRGINIA HOUSING DEVELOPMENT
  FUND
Housing Finance Bonds Series
  2001D
  6.41%, 10/02/08 (a)(c)(d)                                 5,535          5,535
                                                                     -----------
                                                                          66,765
WISCONSIN 2.0%
--------------------------------------------------------------------------------
COLBURN IDA
IDRB (Heartland Farms) Series
  1994
  8.77%, 10/02/08 (a)(b)                                    3,700          3,700
KENOSHA
IDRB (Asyst Technologies) Series
  1997
  7.50%, 10/02/08 (a)(b)                                    5,000          5,000
MILWAUKEE
GO CP Promissory Notes Series
  2008C2
  1.60%, 12/11/08 (b)                                       6,000          6,000
WISCONSIN
  GO Bonds Series 2007A
  1.95%, 05/01/13 (b)(c)(d)                                24,300         24,300
  GO Bonds Series 2007C
  4.50%, 10/02/08 (a)(c)(d)                                 6,410          6,410

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  GO CP Notes
  1.60%, 10/07/08 (c)                                      20,000         20,000
  Operating Notes of 2008
  1.69%, 06/15/09                                          50,000         50,453
  Transportation RB Series 2007A
  4.21%, 10/02/08 (a)(b)(c)(d)                              8,060          8,060
WISCONSIN HEALTH & EDUCATIONAL
  FACILITIES AUTH
  Health Care Facilities RB (Luther Hospital)
  Series 2008
  1.68%, 04/15/09                                          13,800         13,800
  RB (Aurora Health Care) Series 1997
  3.96%, 10/02/08 (a)(b)(c)(d)                             37,500         37,500
  9.40%, 10/02/08 (a)(b)(c)(d)                             15,860         15,860
  RB (Aurora Medical Group) Series 1996
  5.07%, 10/02/08 (a)(b)(c)(d)                             52,000         52,000
  RB (Bellin Memorial Hospital Inc
  Obligated Group) Series 1993
  4.35%, 10/02/08 (a)(b)(c)(d)                              7,364          7,364
  RB (Children's Hospital of Wisconsin)
  Series 2008B
  2.50%, 10/15/09 (e)                                      35,000         35,000
WISCONSIN HOUSING & ECONOMIC
  DEVELOPMENT AUTH
  Business Development RB (Ultratec)
  Series 1995-7
  8.77%, 10/02/08 (a)(b)                                    1,710          1,710
  Home Ownership RB Series 2008A
  6.42%, 10/02/08 (a)(c)(d)                                23,200         23,200
  Homeownership RB Series 2002C
  8.10%, 10/01/08 (a)(c)                                    1,595          1,595
  Homeownership RB Series 2003B
  8.18%, 10/01/08 (a)(c)                                    9,865          9,865
  Homeownership RB Series 2005C
  8.20%, 10/01/08 (a)(c)                                   11,000         11,000
  Housing RB Series 2008A
  8.20%, 10/02/08 (a)(c)                                    6,730          6,730
WISCONSIN RAPIDS
IDRB (Thiele Kaolin) Series 1998
  8.05%, 10/01/08 (a)(b)                                    4,500          4,500
                                                                     -----------
                                                                         344,047
WYOMING 0.5%
--------------------------------------------------------------------------------
CAMPBELL CNTY
IDRB (Two Elk Partners) Series
  2007
  3.65%, 11/28/08 (g)                                      91,000         91,000
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $15,542,088)                                                    15,542,088
                                                                     -----------

OTHER INVESTMENT COMPANIES 1.4% OF NET ASSETS

NUVEEN DIVIDEND ADVANTAGE
  MUNICIPAL FUND 2
                                                           98,000         98,000
NUVEEN INSURED NEW YORK DIVIDEND
  ADVANTAGE MUNICIPAL FUND
                                                           25,000         25,000
NUVEEN INSURED PREMIUM INCOME
  MUNICIPAL FUND 2.
                                                          109,500        109,500
                                                                     -----------
TOTAL OTHER INVESTMENT COMPANIES
  (COST $232,500)                                                        232,500
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $15,774,588.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,398,825 or 44.0% of net assets.
(e) Illiquid security. At the period end, the value of these amounted to $47,534 or 0.3% of net assets.
(f) Delayed-delivery security.
(g) All or a portion of this security is held as collateral for delayed delivery security.

BAN  -- Bond anticipation note
COP  -- Certificate of participation
GO   -- General obligation
HFA  -- Housing finance agency
IDA  -- Industrial development authority
IDB  -- Industrial development board
IDRB -- Industrial development revenue bond
ISD  -- Independent school district
M/F  -- Multi-family
RAN  -- Revenue anticipation note
RB   -- Revenue bond
SD   -- School district
S/F  -- Single-family
TAN  -- Tax anticipation note
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note
CP   -- Commmercial paper

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close

SCHWAB MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                                 $232,500
Level 2 - Other Significant Observable Inputs                         15,542,088
Level 3 - Significant Unobservable Inputs                                      0
                                                                  --------------
TOTAL                                                                $15,774,588
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   98.5%  MUNICIPAL
          SECURITIES                                      768,320        768,320
--------------------------------------------------------------------------------
   98.5%  TOTAL INVESTMENTS                               768,320        768,320
    1.5%  OTHER ASSETS AND
          LIABILITIES, NET                                                11,642
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                     779,962

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
MUNICIPAL SECURITIES 98.5% OF NET ASSETS

NEW JERSEY 84.5%
--------------------------------------------------------------------------------
BRICK TOWNSHIP
BAN Series 2008A
  1.90%, 02/20/09                                          12,519         12,523
BURLINGTON CNTY
BAN Series 2007F
  2.83%, 12/26/08                                          10,000         10,015
CALDWELL
BAN
  2.25%, 07/31/09                                           1,934          1,945
CAMDEN
BAN Series 2008A
  2.70%, 06/18/09                                           8,900          8,918
DELAWARE RIVER PORT AUTH
Refunding RB Series 2008A
  7.25%, 10/02/08 (a)(b)                                   27,865         27,865
ENGLEWOOD
Special Assessment BAN
  2.15%, 01/02/09                                           6,175          6,184
ESSEX CNTY
BAN Series 2008
  1.73%, 06/25/09                                          15,000         15,137
FAIR LAWN BOROUGH
BAN Series 2007A
  2.92%, 12/18/08                                          10,000         10,012
NEW JERSEY
  GO Refunding Bonds Series H
  4.84%, 10/02/08 (a)(c)(d)                                 9,970          9,970
  TRAN Series Fiscal 2009A
  1.57%, 06/25/09                                          10,000         10,104
  1.60%, 06/25/09                                           7,000          7,071
NEW JERSEY ECONOMIC DEVELOPMENT
  AUTH
  Economic Development Bonds
  (Ranney School) Series 2007
  7.95%, 10/02/08 (a)(b)                                   12,410         12,410
  Economic Development RB (Catholic
  Community Services Project)
  Series 1993
  7.48%, 10/02/08 (a)(b)                                    1,115          1,115
  First Mortgage Refunding RB
  (Winchester Gardens at Homestead)
  Series 2004B
  8.25%, 10/02/08 (a)(b)                                    7,725          7,725
  Motor Vehicle Surcharge RB
  Series 2004A
  5.25%, 10/02/08 (a)(b)(c)(d)                              5,715          5,715
  RB (Baptist Home Society of New
  Jersey) Series 2003
  9.50%, 10/02/08 (a)(b)                                    3,340          3,340
  RB (Blair Academy) Series 2007
  7.43%, 10/02/08 (a)(b)                                   22,475         22,475
  RB (Crane's Mill) Series 2008B
  8.01%, 10/02/08 (a)(b)                                    7,300          7,300
  RB (Geriatric Services Housing Corp)
  Series 2001
  7.78%, 10/01/08 (a)(b)                                    1,565          1,565
  RB (Princeton Day School Inc)
  Series 2005
  8.25%, 10/01/08 (a)(b)                                   10,000         10,000
  RB (The Hun School of Princeton)
  Series 2004
  8.22%, 10/02/08 (a)(b)                                    9,905          9,905
  Refunding RB (Crane's Mill)
  Series 2005B
  8.01%, 10/02/08 (a)(b)                                    3,695          3,695
  School Facilities Construction Bonds
  Series 2002C
  1.78%, 06/15/09 (b)                                       1,110          1,135
  1.95%, 06/15/09 (b)                                          25             26
  School Facilities Construction Bonds
  Series 2006R1
  4.00%, 10/01/08 (a)(b)                                    2,500          2,500
  School Facilities Construction Refunding
  Bonds Series 2005N1
  4.41%, 10/02/08 (a)(b)(c)(d)                             10,135         10,135
  School Facilities Construction Refunding
  Bonds Series 2008V1
  7.98%, 10/01/08 (a)(b)                                    5,000          5,000
  School Facilities Construction Refunding
  Bonds Series 2008V3
  7.93%, 10/01/08 (a)(b)                                    9,400          9,400
  School Facilities Construction Refunding
  Bonds Series 2008V4
  7.85%, 10/01/08 (a)(b)                                    5,000          5,000
  Transportation Project Sublease RB
  (New Jersey Transit Corp Light Rail
  Transit System Projects) Series 1999B
  1.64%, 05/01/09 (b)                                       1,000          1,024

SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
NEW JERSEY EDUCATIONAL FACILITIES
AUTH
  RB (Princeton Univ)  Series 2007E
  5.24%, 10/02/08 (a)(c)(d)                                 9,851          9,851
  RB (Princeton Univ) Series 2007F
  4.46%, 10/02/08 (a)(c)(d)                                 2,035          2,035
NEW JERSEY HEALTH CARE FACILITIES
  FINANCING AUTH
  RB (AHS Hospital Corp) Series 2008B
  7.85%, 10/02/08 (a)(b)                                   17,000         17,000
  RB (Capital Health System Obligated
  Group) Series 2003B
  7.43%, 10/02/08 (a)(b)                                    7,725          7,725
  RB (Composite Program) Series 2006A1
  8.21%, 10/02/08 (a)(b)                                    2,300          2,300
  RB (Hospital Capital Asset Financing Program)
  Series 1985A
  8.25%, 10/02/08 (a)(b)                                    1,125          1,125
  RB (Meridian Health Care System Obligated Group)
  Series 2007
  8.13%, 10/01/08 (a)(b)(c)                                 2,300          2,300
  RB (Robert Wood Johnson Univ Hospital) Series
  2004
  7.43%, 10/02/08 (a)(b)                                   22,910         22,910
  RB (Somerset Medical Center) Series 2008
  8.01%, 10/02/08 (a)(b)                                    4,100          4,100
  RB (Virtua Health) Series 2004
  7.43%, 10/02/08 (a)(b)                                    5,905          5,905
  RB Composite Program Series 2004A3
  8.02%, 10/02/08 (a)(b)                                      975            975
  RB Composite Program Series 2004A4
  8.03%, 10/02/08 (a)(b)                                    6,635          6,635
  Refunding RB (Underwood-Memorial Hospital)
  Series 2008
  8.25%, 10/01/08 (a)(b)                                    5,755          5,755
NEW JERSEY TOBACCO SETTLEMENT
  FINANCING CORP
Tobacco Settlement Asset-
  Backed Bonds Series 2002
  4.25%, 10/02/08 (a)(c)(d)                                11,210         11,210
NEW JERSEY TRANSIT CORP
COP Series 2003A
  4.30%, 10/02/08 (a)(b)(c)(d)                             14,765         14,765
NEW JERSEY TRANSPORTATION TRUST
  FUND AUTH
  Transportation System Bonds
  Series 2004B
  3.89%, 10/02/08 (a)(b)(c)(d)                              4,970          4,970
  Transportation System Bonds
  Series 2005D
  4.09%, 10/02/08 (a)(b)(c)(d)                              4,390          4,390
  Transportation System Bonds
  Series 2006A
  4.09%, 10/02/08 (a)(b)(c)(d)                              2,790          2,790
  4.18%, 10/02/08 (a)(b)(c)(d)                              5,000          5,000
  4.54%, 10/02/08 (a)(b)(c)(d)                              6,300          6,300
  Transportation System Bonds
  Series 2006C
  4.17%, 10/02/08 (a)(b)(c)(d)                             10,500         10,500
  4.19%, 10/02/08 (a)(b)(c)(d)                              2,600          2,600
  4.90%, 10/02/08 (a)(b)(c)(d)                              9,410          9,410
  5.12%, 10/02/08 (a)(b)(c)(d)                             14,830         14,830
  5.85%, 10/02/08 (a)(b)(c)(d)                              5,520          5,520
  Transportation System Bonds
  Series 2007A
  1.50%, 12/15/08 (b)                                       5,975          6,011
  Transportation System Bonds
  Series 1998A
  1.67%, 06/15/09                                           1,675          1,715
NEW JERSEY TURNPIKE AUTH
  RB Series 2003C3
  8.00%, 10/01/08 (a)(b)(c)                                 2,400          2,400
  RB Series 2004C2
  4.29%, 10/02/08 (a)(b)(c)(d)                             25,125         25,125
  5.01%, 10/02/08 (a)(b)(c)(d)                              8,415          8,415
NEWARK HOUSING AUTH
Port Auth-Port Newark Marine Terminal
  Additional Rent-
  Backed Refunding Bonds (City
  of Newark Redevelopment)
  Series 2007
  3.59%, 10/02/08 (a)(b)(c)(d)                              1,255          1,255
PORT AUTH OF NEW YORK & NEW JERSEY
  Consolidated Bonds 135th Series
  6.07%, 10/02/08 (a)(c)(d)                                15,000         15,000
  Consolidated Bonds 140th Series
  4.30%, 10/02/08 (a)(b)(c)(d)                             27,105         27,105
  Consolidated Bonds 144th Series
  5.57%, 10/02/08 (a)(c)(d)                                23,000         23,000
  5.93%, 10/02/08 (a)(c)(d)                                 2,000          2,000
  Consolidated Bonds 148th Series
  4.68%, 10/02/08 (a)(b)(c)(d)                              1,000          1,000
  4.76%, 10/02/08 (a)(b)(c)(d)                             16,000         16,000
  Consolidated Bonds 149th Series
  4.07%, 10/02/08 (a)(c)(d)                                 1,630          1,630
  Consolidated Bonds 153rd Series
  4.38%, 10/02/08 (a)(c)(d)                                17,540         17,540
  Consolidated Bonds 85th Series
  8.01%, 10/02/08 (a)(c)(d)                                 6,795          6,795
  CP Series B
  1.68%, 10/01/08 (c)                                       5,045          5,045
  1.58%, 12/01/08 (c)                                      22,790         22,790
  1.60%, 12/04/08 (c)                                       8,555          8,555
PRINCETON
BAN
  2.90%, 01/08/09                                           6,000          6,017
RUTGERS STATE UNIV
GO Refunding Bonds Series
  2002A
  3.75%, 10/01/08 (a)(c)                                   17,800         17,800
SPARTA TOWNSHIP
BAN
  1.98%, 02/27/09                                           9,956          9,996
TOWNSHIP OF MONTGOMERY
BAN
  2.65%, 01/16/09                                          13,500         13,514
                                                                     -----------
                                                                         658,818
PUERTO RICO 14.0%
--------------------------------------------------------------------------------
PUERTO RICO
  Public Improvement Refunding Bonds
  Series 2004B4
  7.75%, 10/02/08 (a)(b)(c)                                15,000         15,000

SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  Public Improvement Refunding Bonds
  Series 2007A8
  7.35%, 10/02/08 (a)(b)                                    8,200          8,200
PUERTO RICO HIGHWAY &
TRANSPORTATION AUTH
  Subordinated Transportation
  Refunding RB Series 2008A
  4.45%, 10/02/08 (a)(b)(c)(d)                             37,500         37,500
  Transportation Refunding RB Series N
  4.39%, 10/02/08 (a)(b)(c)(d)                             16,860         16,860
PUERTO RICO HOUSING FINANCE CORP
Capital Fund Modernization
  Program Subordinate Bonds
  Series 2008
  1.96%, 12/01/08                                          10,000         10,017
PUERTO RICO SALES TAX FINANCING
CORP
  Sales Tax RB Series 2007A
  1.62%, 10/02/08 (a)(b)(c)(d)                              1,400          1,400
  4.05%, 10/02/08 (a)(b)(c)(d)                             20,525         20,525
                                                                     -----------
                                                                         109,502
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
  (COST $768,320)                                                        768,320
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $768,320.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $351,141 or 45.0% of net assets.

BAN  -- Bond anticipation note
COP  -- Certificate of participation
GO   -- General obligation
RB   -- Revenue bond
TRAN -- Tax and revenue anticipation note

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

SCHWAB NEW JERSEY AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                                       $0
Level 2 - Other Significant Observable Inputs                            768,320
Level 3 - Significant Unobservable Inputs                                      0
                                                                  --------------
TOTAL                                                                   $768,320
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB NEW YORK AMT TAX-FREE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports. For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   92.1%  MUNICIPAL SECURITIES                          2,663,970     2,663,970
--------------------------------------------------------------------------------
   92.1%  TOTAL INVESTMENTS                             2,663,970     2,663,970
    7.9%  OTHER ASSETS AND
          LIABILITIES, NET                                              227,829
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                  2,891,799

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
MUNICIPAL SECURITIES 92.1% OF NET ASSETS

NEW YORK 91.3%
--------------------------------------------------------------------------------
ALBANY IDA
Refunding IDRB (United Cerebral
  Palsy Association-Capital
  District) Series 1997B
  8.25%, 10/02/08 (a)(b)                                    8,385          8,385
BROOME CNTY
BAN 2008
  1.51%, 04/17/09                                          20,000         20,159
BROOME CNTY INDUSTRIAL DEVELOPMENT
  AGENCY
Civic Facility RB (Methodist
  Homes For the Aging) Series
  2003
  8.05%, 10/01/08 (a)(b)                                    3,625          3,625
Continuing Care Retirement
  Community RB (Good Shepard
  Village at Endwell) Series
  2008C
  8.01%, 10/02/08 (a)(b)                                    7,100          7,100
CHAUTAUQUA CNTY
Civic Facility RB (Jamestown
  Center City Development Corp)
  Series 2000A
  8.00%, 10/02/08 (a)(b)                                   11,210         11,210
EAST ISLIP UNION FREE SD
TAN 2008
  1.78%, 07/10/09                                          14,000         14,130
ERIE CNTY IDA
RB (Orchard Park CCRC) Series
  2006B
  7.92%, 10/02/08 (a)(b)                                    7,000          7,000
HARBORFIELDS CENTRAL SD OF GREENLAWN
  TAN 2008-2009 Taxes
  1.65%, 06/26/09                                           8,750          8,820
  1.66%, 06/26/09                                           8,750          8,819
HAUPPAUGE UNION FREE SD
  TAN Series 2008-2009 Taxes
  1.62%, 06/26/09                                          11,750         11,846
  1.64%, 06/26/09                                           6,750          6,804
HERKIMER CNTY
Civic Facility RB (Templeton
  Foundation) Series 2000
  8.00%, 10/02/08 (a)(b)                                    1,370          1,370
HUDSON YARDS INFRASTRUCTURE CORP
  Sr RB Fiscal 2007 Series A
  4.76%, 10/02/08 (a)(b)(c)(d)                             14,415         14,415
  8.70%, 10/02/08 (a)(b)(c)(d)                             46,500         46,500
ISLIP UNION FREE SD
TAN 2008-2009
  1.69%, 06/26/09                                           7,750          7,810
LONG ISLAND POWER AUTH
  Electric System General RB
  Series 1998A
  5.00%, 10/02/08 (a)(b)(c)(d)                              9,900          9,900
  Electric System General RB
  Series 2003I
  8.25%, 10/03/08 (a)(b)(c)                                 1,100          1,100
  Electric System General RB
  Series 2006C
  4.29%, 10/02/08 (a)(b)(c)(d)                              6,500          6,500
LONGWOOD CENTRAL SD
TAN 2008-2009 Taxes
  1.73%, 06/26/09                                          20,000         20,185
MADISON CNTY INDUSTRIAL DEVELOPMENT
  AGENCY
Tax Exempt Civic Facility RB
  (Colgate Univ) Series 2005A
  5.81%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
MAINE-ENDWELL CENTRAL SD
BAN 2008
  1.84%, 06/26/09                                          15,000         15,125
METROPOLITAN TRANSPORTATION AUTH
  Dedicated Tax Fund Bonds
  Series 2002A
  4.35%, 10/02/08 (a)(b)(c)(d)                             10,980         10,980
  Dedicated Tax Fund Refunding Bonds
  Series 2008A
  8.00%, 10/02/08 (a)(b)(c)                                11,450         11,450
  RB Series 2005G2
  4.50%, 10/01/08 (a)(b)                                    4,500          4,500
  Transportation RB Series 2002A
  5.47%, 10/02/08 (a)(b)(c)(d)                              5,440          5,440
  Transportation RB Series 2003A
  4.75%, 10/02/08 (a)(b)(c)(d)                             10,195         10,195

SCHWAB NEW YORK AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  Transportation RB Series 2007A
  4.76%, 10/02/08 (a)(b)(c)(d)                             25,000         25,000
  Transportation Refunding RB
  Series 2002A
  4.58%, 10/02/08 (a)(b)(c)(d)                              7,000          7,000
  Transportation Revenue BAN
  Series CP1A, B, & C
  5.50%, 10/02/08 (b)                                       3,000          3,000
  6.75%, 10/06/08 (b)                                       4,000          4,000
  7.25%, 10/02/08 (b)                                      22,500         22,500
MONROE CNTY INDUSTRIAL DEVELOPMENT
  AGENCY
Civic Facility RB (Cherry Ridge
  Apts) Series 2005
  8.00%, 10/02/08 (a)(b)                                    9,255          9,255
NASSAU CNTY
  GO Bonds Series 2007A
  8.50%, 10/01/08 (a)(b)                                    9,000          9,000
  GO Bonds Series 2007B
  8.50%, 10/01/08 (a)(b)                                   10,000         10,000
NASSAU CNTY INDUSTRIAL DEVELOPMENT
  AGENCY
  Civic Facility RB (Cold Spring Harbor
  Laboratory) Series 2006
  4.15%, 10/01/08 (a)(c)                                   19,900         19,900
  RB (Amsterdam at Harborside)
  Series 2007C
  9.00%, 10/01/08 (a)(b)                                   46,950         46,950
NASSAU CNTY INTERIM FINANCE AUTH
  Sales Tax Secured Bonds
  Series 2002B
  8.30%, 10/01/08 (a)(b)(c)                                 4,075          4,075
  Sales Tax Secured Bonds
  Series 2008A
  7.90%, 10/01/08 (a)(c)                                   25,000         25,000
  Sales Tax Secured Bonds
  Series 2008B
  7.90%, 10/01/08 (a)(c)                                   23,000         23,000
  Sales Tax Secured Bonds
  Series 2008D
  8.80%, 10/01/08 (a)(c)                                   28,600         28,600
NASSAU HEALTH CARE CORP
  Bonds Series 2004C2
  9.15%, 10/02/08 (a)(b)(c)                                16,000         16,000
  Health System RB Series 1999
  1.85%, 08/01/09 (b)                                       5,000          5,258
NEW HARTFORD CENTRAL SD
BAN 2008
  1.74%, 06/19/09                                          20,000         20,107
NEW YORK CITY
  GO Bonds Fiscal 1994 Series A6
  8.00%, 10/01/08 (a)(b)                                    3,800          3,800
  GO Bonds Fiscal 1994 Series A7
  4.15%, 10/01/08 (a)(b)                                    6,450          6,450
  GO Bonds Fiscal 1994 Series H4
  5.20%, 10/01/08 (a)(b)                                      400            400
  GO Bonds Fiscal 2003 Series C3
  8.00%, 10/01/08 (a)(b)                                    9,450          9,450
  GO Bonds Fiscal 2003 Series G2
  8.15%, 10/01/08 (a)(b)                                    1,900          1,900
  GO Bonds Fiscal 2004 Series F
  5.43%, 10/02/08 (a)(b)(c)(d)                            105,000        105,000
  GO Bonds Fiscal 2004 Series G
  2.48%, 08/01/09                                           7,000          7,144
  GO Bonds Fiscal 2004 Series H2
  7.76%, 10/01/08 (a)(b)                                    4,240          4,240
  GO Bonds Fiscal 2004 Series H5
  8.08%, 10/01/08 (a)(b)                                    1,345          1,345
  GO Bonds Fiscal 2004 Series J
  4.18%, 10/02/08 (a)(b)(c)(d)                             16,000         16,000
  GO Bonds Fiscal 2005 Series H
  2.48%, 08/01/09                                          19,200         19,596
  GO Bonds Fiscal 2005 Series J
  4.15%, 10/02/08 (a)(c)(d)                                 2,590          2,590
  GO Bonds Fiscal 2005 Series O
  4.68%, 10/02/08 (a)(b)(c)(d)                              7,665          7,665
  GO Bonds Fiscal 2006 Series E4
  7.90%, 10/02/08 (a)(b)                                   15,425         15,425
  GO Bonds Fiscal 2006 Series F4
  9.00%, 10/02/08 (a)                                      25,240         25,240
  GO Bonds Fiscal 2006 Series G
  4.37%, 10/02/08 (a)(b)(c)(d)                              9,995          9,995
  GO Bonds Fiscal 2006 Series I1
  4.41%, 10/02/08 (a)(c)(d)                                 6,380          6,380
  4.61%, 10/02/08 (a)(b)(c)(d)                             12,080         12,080
  GO Bonds Fiscal 2006 Series I4
  8.25%, 10/01/08 (a)(b)                                    8,500          8,500
  GO Bonds Fiscal 2006 Series I7
  8.80%, 10/01/08 (a)(b)                                    3,000          3,000
  GO Bonds Fiscal 2006 Series J1
  5.00%, 10/02/08 (a)(b)(c)(d)                              7,955          7,955
  GO Bonds Fiscal 2007 Series C
  5.25%, 10/02/08 (a)(c)(d)                                 2,060          2,060
  GO Bonds Fiscal 2007 Series C1
  5.00%, 10/02/08 (a)(b)(c)(d)                              5,275          5,275
  GO Bonds Fiscal 2007 Series D
  4.33%, 10/02/08 (a)(c)(d)                                 4,390          4,390
  4.34%, 10/02/08 (a)(c)(d)                                 2,450          2,450
  GO Bonds Fiscal 2008 Series A-1
  6.18%, 10/02/08 (a)(c)(d)                                 5,830          5,830
  GO Bonds Fiscal 2008 Series C1
  5.00%, 10/02/08 (a)(b)(c)(d)                              6,265          6,265
  GO Bonds Fiscal 2008 Series D3
  9.00%, 10/02/08 (a)(c)                                   27,400         27,400
  GO Bonds Fiscal 2008 Series D4
  8.00%, 10/02/08 (a)(c)                                    4,000          4,000
  GO Bonds Fiscal 2008 Series J10
  7.73%, 10/02/08 (a)(c)                                   18,110         18,110
  GO Bonds Fiscal 2008 Series J11
  7.73%, 10/02/08 (a)(c)                                   34,300         34,300
  GO Bonds Fiscal 2008 Series J3
  4.15%, 10/01/08 (a)(b)                                    5,900          5,900
  GO Bonds Fiscal 2008 Series J4
  9.00%, 10/01/08 (a)(c)                                    2,100          2,100
  GO Bonds Fiscal 2008 Series J9
  7.76%, 10/02/08 (a)(c)                                   12,500         12,500

SCHWAB NEW YORK AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  GO Bonds Fiscal 2008 Series L3
  4.50%, 10/01/08 (a)(c)                                    4,800          4,800
NEW YORK CITY CAPITAL RESOURCE CORP
  RB (Loan Enhanced Assistance
  Program) Series 2008B1
  7.20%, 10/02/08 (a)(b)                                   12,000         12,000
  RB (Loan Enhanced Assistance
  Program) Series 2008B3
  7.20%, 10/02/08 (a)(b)                                    7,850          7,850
NEW YORK CITY HEALTH & HOSPITALS
  CORP
Health System Bonds Series
  2008A
  1.63%, 02/15/09                                          13,585         13,704
NEW YORK CITY HFA
Housing RB (Normandie Court I)
  Series 1991A
  8.00%, 10/01/08 (a)(b)                                   36,750         36,750
NEW YORK CITY HOUSING DEVELOPMENT
CORP
  M/F Housing RB (James Tower
  Development) Series 2002A
  8.10%, 10/01/08 (a)(b)                                    3,810          3,810
  M/F Mortgage RB (Beekman Tower)
  Series 2008A
  7.90%, 10/01/08 (a)(b)                                   38,830         38,830
  M/F Rental Housing RB (2 Gold Street)
  Series 2006A
  7.95%, 10/01/08 (a)(b)                                   15,000         15,000
  M/F Rental Housing RB (90 Washington
  St) Series 2005A
  8.50%, 10/01/08 (a)(b)                                   34,150         34,150
  M/F Rental Housing RB (Royal Charter
  Properties-East) Series 2005A
  8.10%, 10/01/08 (a)(b)                                   34,200         34,200
  Residential RB (Queens College
  Residences) Series 2008A
  8.00%, 10/02/08 (a)(b)                                   17,000         17,000
NEW YORK CITY INDUSTRIAL
DEVELOPMENT AGENCY
  Civic Facility RB (New York Univ)
  Series 2001
  3.93%, 10/02/08 (a)(b)(c)(d)                              1,800          1,800
  Civic Facility RB (United Jewish
  Appeal-Federation of Jewish
  hilanthropies of New York, Inc.
  Series 2004B
  8.00%, 10/01/08 (a)                                       6,000          6,000
NEW YORK CITY MUNICIPAL WATER
FINANCE AUTH
  CP Series 7
  1.55, 10/02/08                                           19,000         19,000
  1.75, 11/14/08                                           25,000         25,000
  Extendible CP Notes Series 8
  1.65, 11/05/08                                           28,400         28,400
  1.65, 11/14/08                                            7,000          7,000
  Water & Sewer System RB
  Fiscal 2004 Series C
  4.29%, 10/02/08 (a)(b)(c)(d)                              4,000          4,000
  Water & Sewer System RB Fiscal
  2005 Series D
  5.85%, 10/02/08 (a)(c)(d)                                 2,000          2,000
  Water & Sewer System RB (Second
  General Resolution) Fiscal 2008
  Series AA
  6.64%, 10/02/08 (a)(c)(d)                                12,050         12,050
  Water & Sewer System RB (Second
  General Resolution) Fiscal 2006
  Series 2006AA1
  4.15%, 10/01/08 (a)(c)                                   11,465         11,465
  Water & Sewer System RB (Second
  General Resolution) Fiscal 2007
  Series CC1
  4.50%, 10/01/08 (a)(c)                                    2,150          2,150
  Water & Sewer System RB (Second
  General Resolution) Fiscal 2007
  Series DD
  6.78%, 10/02/08 (a)(c)(d)                                 1,940          1,940
  Water & Sewer System RB (Second
  General Resolution) Fiscal 2008
  Series DD
  7.96%, 10/02/08 (a)(c)(d)                                 3,925          3,925
  Water & Sewer System RB (Second
  General Resolution) Fiscal 2009
  Series CC
  4.85%, 10/02/08 (a)(c)(d)                                 5,050          5,050
  Water & Sewer System RB Fiscal 2001
  Series F1
  5.00%, 10/01/08 (a)(c)                                    5,175          5,175
  Water & Sewer System RB Fiscal 2001
  Series F2
  8.25%, 10/01/08 (a)(c)                                    6,375          6,375
  Water & Sewer System RB Fiscal 2002
  Series A & Series G & Fiscal 2003
  Series E & Crossover Refunding Bonds
  Series 2002E
  6.02%, 10/02/08 (a)(c)(d)                                14,500         14,500
  Water & Sewer System RB
  Fiscal 2002 Series G
  8.15%, 10/02/08 (a)(b)(c)(d)                             23,545         23,545
  Water & Sewer System RB
  Fiscal 2003 Series A
  4.69%, 10/02/08 (a)(b)(c)(d)                              9,900          9,900
  Water & Sewer System RB
  Fiscal 2005 Series B
  4.72%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
  4.75%, 10/02/08 (a)(b)(c)(d)                             15,000         15,000
  7.24%, 10/02/08 (a)(b)(c)(d)                              3,000          3,000
  Water & Sewer System RB
  Fiscal 2005 Series C
  8.75%, 10/02/08 (a)(b)(c)(d)                              7,140          7,140
  Water & Sewer System RB
  Fiscal 2005 Series D
  5.62%, 10/02/08 (a)(c)(d)                                 1,445          1,445
  6.09%, 10/02/08 (a)(c)(d)                                 6,100          6,100
  Water & Sewer System RB
  Fiscal 2006 Series A
  4.30%, 10/02/08 (a)(c)(d)                                 9,000          9,000

SCHWAB NEW YORK AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  4.33%, 10/02/08 (a)(b)(c)(d)                             25,340         25,340
  4.76%, 10/02/08 (a)(c)(d)                                 7,000          7,000
  6.52%, 10/02/08 (a)(c)(d)                                 1,300          1,300
  Water & Sewer System RB Fiscal 2006
  Series D
  6.86%, 10/02/08 (a)(c)(d)                                12,025         12,025
  Water & Sewer System RB Fiscal 2008
  Series 2007A
  6.62%, 10/02/08 (a)(c)(d)                                22,972         22,972
  Water & Sewer System RB Fiscal 2008
  Series B4
  7.76%, 10/02/08 (a)(c)                                   15,000         15,000
NEW YORK CITY TRANSITIONAL FINANCE
  AUTH
  Building Aid RB Fiscal 2007 Series S1
  4.42%, 10/02/08 (a)(b)(c)(d)                             18,800         18,800
  4.67%, 10/02/08 (a)(b)(c)(d)                              9,900          9,900
  Building Aid RB Fiscal 2007 Series S2
  4.75%, 10/02/08 (a)(b)(c)(d)                              7,295          7,295
  Future Tax Secured Bonds Fiscal 1999
  Series A
  4.35%, 10/02/08 (a)(c)(d)                                 4,970          4,970
  Future Tax Secured Bonds Fiscal 1999
  Series A1
  7.75%, 10/01/08 (a)(c)                                    2,500          2,500
  Future Tax Secured Bonds Fiscal 2000
  Series C
  8.45%, 10/02/08 (a)(c)(d)                                14,545         14,545
  Future Tax Secured Bonds Fiscal 2001
  Series B
  4.15%, 10/01/08 (a)(c)                                   50,200         50,200
  Future Tax Secured Bonds Fiscal 2002
  Series B
  8.14%, 10/02/08 (a)(b)(c)(d)                             17,239         17,239
  Future Tax Secured Bonds Fiscal 2003
  Series E
  4.07%, 10/02/08 (a)(b)(c)(d)                              4,590          4,590
  Future Tax Secured Subordinate Bonds
  Fiscal 2007 Series B
  4.38%, 10/02/08 (a)(c)(d)                                 3,899          3,899
  6.29%, 10/02/08 (a)(c)(d)                                 5,000          5,000
  Future Tax Secured Subordinate Bonds
  Fiscal 2007 Series C1
  4.75%, 10/02/08 (a)(c)(d)                                   955            955
  5.66%, 10/02/08 (a)(c)(d)                                 5,000          5,000
  Future Tax Secured Subordinate Bonds
  Fiscal 2008 Series B
  6.22%, 10/02/08 (a)(c)(d)                                 5,000          5,000
  RB (Building Aid) Fiscal 2007 Series S1
  4.29%, 10/02/08 (a)(b)(c)(d)                              9,950          9,950
  Recovery Bonds Fiscal 2003 Series 2D
  8.00%, 10/01/08 (a)(c)                                    9,405          9,405
NEW YORK CITY TRUST FOR CULTURAL
  RESOURCES
  Refunding RB (American Museum of
  Natural History) Series 2008B1
  7.47%, 10/02/08 (a)(c)                                   10,000         10,000
  Refunding RB (American Museum of
  Natural History) Series 2008B2
  7.47%, 10/02/08 (a)(c)                                    8,400          8,400
  Refunding RB (American Museum of
  Natural History) Series 2008B3
  7.47%, 10/02/08 (a)(c)                                    7,100          7,100
  Refunding RB (The Museum of Modern
  Art) Series 2008-1A
  1.75%, 08/01/09                                           5,750          5,856
  4.73%, 10/02/08 (a)(c)(d)                                 4,340          4,340
  5.51%, 10/02/08 (a)(c)(d)                                 2,910          2,910
NEW YORK LIBERTY DEVELOPMENT CORP
  RB (Goldman Sachs Headquarters)
  Series 2005
  4.45%, 10/02/08 (a)(c)(d)                                16,105         16,105
  RB (Goldman Sachs Headquarters)
  Series 2007
  5.29%, 10/02/08 (a)(c)(d)                                 8,000          8,000
NEW YORK STATE DORMITORY AUTH
  FHA Insured Mortgage Hospital RB
  (The New York & Presbyterian Hospital)
  Series 2007
  4.75%, 10/02/08 (a)(b)(c)(d)                              9,900          9,900
  Fifth General Resolution RB
  (City Univ of New York) Series 2008B
  4.33%, 10/02/08 (a)(b)(c)(d)                             10,450         10,450
  Long Island Univ RB Series 2006A1
  8.20%, 10/02/08 (a)(b)                                    2,070          2,070
  Long Island Univ RB Series 2006A2
  8.20%, 10/02/08 (a)(b)                                    4,430          4,430
  Mental Health Services Facilities
  Improvement RB Series 2008D
  1.71%, 08/15/09                                           5,780          5,894
  Personal Income Tax RB
  Series 2005F & 2006A
  4.75%, 10/02/08 (a)(c)(d)                                 8,720          8,720
  Personal Income Tax RB
  Series 2006C
  4.70%, 10/02/08 (a)(c)(d)                                14,000         14,000
  RB (1989 Resolution) Series 2000
  4.00%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
  RB (College of New Rochelle)
  Series 2008
  8.00%, 10/02/08 (a)(b)                                    4,000          4,000
  RB (Columbia Univ)  Series 2008A
  5.54%, 10/02/08 (a)(c)(d)                                 4,300          4,300
  RB (Culinary Institute of America)
  Series 2006
  8.00%, 10/02/08 (a)(b)                                    2,825          2,825
  RB (Culinary Institute of America)
  Series 2004C
  8.00%, 10/02/08 (a)(b)                                    3,000          3,000
  RB (Culinary Institute of America)
  Series 2004D
  8.00%, 10/02/08 (a)(b)                                    3,150          3,150
  RB (Fordham Univ) Series 2008A1
  9.00%, 10/01/08 (a)(b)                                    7,700          7,700
  RB (Fordham Univ) Series 2008A2
  9.00%, 10/01/08 (a)(b)                                    8,000          8,000

SCHWAB NEW YORK AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  RB (New York Foundling Charitable
  Corp) Series 1997
  9.60%, 10/01/08 (a)(b)                                    7,505          7,505
  RB (New York Univ) Series 2008A
  4.71%, 10/02/08 (a)(c)(d)                                 1,200          1,200
  RB (New York Univ) Series 2008C
  4.62%, 10/02/08 (a)(c)(d)                                 4,495          4,495
  RB (Park Ridge Hospital Inc)
  Series 2005
  8.00%, 10/02/08 (a)(b)                                      960            960
  RB (Rockefeller Univ) Series 2002A2
  6.25%, 10/02/08 (a)                                       8,500          8,500
  RB (Royal Charter Properties-East)
  Series 2006A
  8.10%, 10/01/08 (a)(b)                                   55,390         55,390
  State Personal Income Tax RB
  (Education) Series 2006C
  4.84%, 10/02/08 (a)(c)(d)                                 5,040          5,040
  State Personal Income Tax RB
  (Education) Series 2006D
  5.00%, 10/02/08 (a)(c)(d)                                 5,500          5,500
  State Personal Income Tax RB
  (Education) Series 2008A
  5.78%, 10/02/08 (a)(c)(d)                                 3,375          3,375
  State Personal Income Tax Refunding
  RB (Education) Series 2005B
  4.10%, 10/02/08 (a)(b)(c)(d)                             13,510         13,510
NEW YORK STATE ENERGY RESEARCH &
  DEVELOPMENT AUTH
  Facilities RB (Consolidated Edison Co.)
  Series 2005A3
  8.00%, 10/01/08 (a)(b)                                    3,000          3,000
  Pollution Control Refunding RB
  (New York State Electric & Gas Corp)
  1994 Series B
  7.85%, 10/01/08 (a)(b)                                   13,000         13,000
NEW YORK STATE ENVIRONMENTAL
  FACILITIES CORP
  State Clean Water & Drinking Water
  Revolving Funds RB (Second Resolution
  Bonds) Series 2002B
  4.75%, 10/02/08 (a)(c)(d)                                24,750         24,750
  State Personal Income Tax RB
  Series 2008A
  6.16%, 10/02/08 (a)(c)(d)                                 3,360          3,360
NEW YORK STATE GO
GO Bonds Series 2000B
  1.67%, 12/03/08 (b)                                      11,000         11,000
NEW YORK STATE HFA
  Housing RB (10 Liberty St)
  Series 2003A
  8.10%, 10/01/08 (a)(b)                                    3,500          3,500
  Housing RB (100 Maiden Lane)
  Series 2004A
  8.90%, 10/01/08 (a)(b)                                   15,500         15,500
  Housing RB (North End Avenue)
  Series 2004A
  8.05%, 10/01/08 (a)(b)                                   24,600         24,600
  Housing RB (Shore Hill) Series 2008A
  7.85%, 10/01/08 (a)(b)                                   19,500         19,500
  Service Contract Refunding RB
  Series 2003B
  7.85%, 10/01/08 (a)(b)                                    3,900          3,900
  Service Contract Refunding RB
  Series 2003I
  7.88%, 10/01/08 (a)(b)                                    5,000          5,000
  State Personal Income Tax RB
  (Economic Development & Housing)
  Series 2005C
  8.10%, 10/01/08 (a)(c)                                   47,000         47,000
NEW YORK STATE LOCAL ASSISTANCE
  CORP
  Refunding RB Series 1993C
  5.25%, 10/02/08 (a)(b)(c)(d)                              9,900          9,900
  Subordinate Lien Refunding Bonds
  Series 2003-A-6V
  7.75%, 10/01/08 (a)(b)(c)                                 1,500          1,500
NEW YORK STATE MORTGAGE AGENCY
Homeowner Mortgage RB Series
  155
  2.00%, 04/01/09                                           1,510          1,510
NEW YORK STATE POWER AUTH
  CP Series 1
  1.78 10/01/08 (c)                                        13,906         13,906
  1.57, 10/03/08 (c)                                        2,500          2,500
  1.68, 11/03/08 (c)                                        2,000          2,000
  1.68, 12/01/08 (c)                                       44,040         44,040
  1.63, 12/02/08 (c)                                       20,725         20,725
  CP Series 2
  3.25, 02/12/09 (c)                                        6,200          6,200
  3.00, 03/13/09 (c)                                       18,000         18,000
  1.60%, 10/09/08 (c)                                      14,025         14,025
  RB Series 2007A
  4.72%, 10/02/08 (a)(b)(c)(d)                              9,900          9,900
  4.72%, 10/02/08 (a)(b)(c)(d)                              6,835          6,835
  Tender Notes Series 1985
  1.60%, 03/02/09 (c)                                       8,000          8,000
NEW YORK STATE THRUWAY AUTH
  General RB Series G
  8.02%, 10/02/08 (a)(b)(c)(d)                              8,415          8,415
  8.11%, 10/02/08 (a)(b)(c)(d)                              1,665          1,665
  General RB Series H
  4.47%, 10/02/08 (a)(b)(c)(d)                              8,835          8,835
  Highway & Bridge Trust Fund Bonds
  Series 2001B
  1.69%, 04/01/09 (b)                                       1,000          1,011
  Personal Income Tax RB Series 2007A
  4.69%, 10/02/08 (a)(c)(d)                                 7,645          7,645
  Second General Highway & Bridge
  Trust Fund Bonds Series 2007B
  4.16%, 10/02/08 (a)(c)(d)                                 2,010          2,010
  Second General Highway & Bridge
  Trust Fund Bonds Series 2008B
  4.75%, 10/02/08 (a)(c)(d)                                 2,820          2,820

SCHWAB NEW YORK AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
NEW YORK STATE TOBACCO SETTLEMENT
  FINANCING Corp
  Asset-Backed RB (State Contingency
  Contract) Series 2003A1C
  4.30%, 10/02/08 (a)(b)(c)(d)                             12,845         12,845
  5.25%, 10/02/08 (a)(b)(c)(d)                              4,795          4,795
NEW YORK STATE URBAN DEVELOPMENT
  CORP
  Service Contract Refunding RB
  Series 2008A2
  7.90%, 10/02/08 (a)(b)(c)                                33,000         33,000
  Service Contract Refunding RB
  Series 2008A3
  7.96%, 10/02/08 (a)(b)(c)                                 8,500          8,500
  Service Contract Refunding RB
  Series 2008A4
  7.90%, 10/02/08 (a)(b)(c)                                25,000         25,000
  State Personal Income Tax RB
  Series 2005B
  5.55%, 10/02/08 (a)(c)(d)                                 8,000          8,000
NIAGARA FALLS BRIDGE COMMISSION
Toll Bridge System RB Series
  1993A
  8.00%, 10/01/08 (a)(b)(c)                                 9,000          9,000
NORTHPORT-EAST NORTHPORT UNION FREE
  SD
TAN 2008-2009
  1.63%, 06/25/09                                          18,000         18,145
ONTARIO CNTY INDUSTRIAL DEVELOPMENT
  AGENCY
Civic Facility RB (CHF-Finger
  Lakes LLC) Series 2006A
  8.00%, 10/02/08 (a)(b)                                    2,000          2,000
OTSEGO CNTY INDUSTRIAL DEVELOPMENT
  AGENCY(a)
RB (Mary Imogene Bassett
  hospital) Series 2007A
  8.00%, 10/02/08 (a)(b)                                    8,750          8,750
PORT AUTH OF NEW YORK & NEW JERSEY
  Consolidated Bonds 144th Series
  5.93%, 10/02/08 (a)(c)(d)                                 2,400          2,400
  Consolidated Bonds 148th Series
  4.43%, 10/02/08 (a)(b)(c)(d)                              5,540          5,540
  4.68%, 10/02/08 (a)(b)(c)(d)                              2,690          2,690
  4.76%, 10/02/08 (a)(b)(c)(d)                             31,350         31,350
  Consolidated Bonds 149th Series
  4.07%, 10/02/08 (a)(c)(d)                                 1,000          1,000
SALES TAX ASSET RECEIVABLE CORP
RB Fiscal 2005 Series A
  8.26%, 10/02/08 (a)(b)(c)(d)                              6,400          6,400
SARATOGA CNTY INDUSTRIAL
  DEVELOPMENT AGENCY
RB (Saratoga Hospital Obligated
  Group) Series 2007A
  8.25%, 10/02/08 (a)(b)                                    3,945          3,945
ST. LAWRENCE CNTY INDUSTRIAL
  DEVELOPMENT AGENCY
  Civic Facility RB (St. Lawrence Univ)
  Series 2005
  6.50%, 10/02/08 (a)(b)                                    8,225          8,225
  Civic Facility Refunding RB
  (Claxton-Hepburn Medical Center)
  Series 2006
  8.25%, 10/02/08 (a)(b)                                    3,860          3,860
TRIBOROUGH BRIDGE & TUNNEL
  AUTH
  General Purpose RB Series 2001A
  4.76%, 10/02/08 (a)(b)(c)(d)                              4,980          4,980
  General RB (MTA Bridges & Tunnels)
  Series 2008C
  4.78%, 10/02/08 (a)(c)(d)                                15,325         15,325
  5.93%, 10/02/08 (a)(c)(d)                                 3,750          3,750
  General Refunding RB Series 2002B
  5.99%, 10/02/08 (a)(c)(d)                                 9,995          9,995
  General Refunding RB Series 2005B2
  8.06%, 10/02/08 (a)(c)                                    1,000          1,000
  General Refunding RB Series 2005B3
  8.25%, 10/02/08 (a)(c)                                    5,300          5,300
  Refunding Subordinate RB
  Series 2002E
  3.63%, 10/02/08 (a)(b)(c)(d)                              6,300          6,300
  Subordinate RB Series 2008D
  6.76%, 10/02/08 (a)(c)(d)                                 4,995          4,995
  Subordinate Refunding RB (MTA
  Bridges and Tunnels) Series 2000AB
  8.20%, 10/01/08 (a)(b)(c)                                11,880         11,880
  Subordinate Refunding RB
  Series 2002E
  4.72%, 10/02/08 (a)(b)(c)(d)                             19,910         19,910
  5.18%, 10/02/08 (a)(b)(c)(d)                              9,500          9,500
  6.68%, 10/02/08 (a)(b)(c)(d)                             24,925         24,925
  8.19%, 10/02/08 (a)(b)(c)(d)                             13,850         13,850
TSASC, INC
Tobacco Flexible Amortization
  Bonds Series 1999-1
  1.60%, 07/15/09                                           1,550          1,621
                                                                     -----------
                                                                       2,639,640

PUERTO RICO  0.8%
--------------------------------------------------------------------------------
PUERTO RICO
  Public Improvement Bonds
  Series 2001A
  5.15%, 10/02/08 (a)(b)(c)(d)                              1,235          1,235
  Public Improvement Refunding Bonds
  Series 2007A2
  7.75%, 10/02/08 (a)(b)(c)                                 2,000          2,000
  Public Improvement Refunding Bonds
  Series 2007A8
  7.35%, 10/02/08 (a)(b)                                   10,000         10,000
  Public Improvement Refunding Bonds
  Series 2008B
  6.70%, 10/01/08 (a)(b)                                    5,400          5,400

SCHWAB NEW YORK AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
PUERTO RICO ELECTRIC POWER AUTH
Power RB Series HH
  7.38%, 10/02/08 (a)(b)(c)(d)                              5,695          5,695
                                                                     -----------
                                                                          24,330
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $2,663,970)                                                      2,663,970
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $2,663,970.

(a)  Variable-rate security.
(b)  Credit-enhanced security.
(c)  Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,049,500 or 36.3% of net assets.

BAN  -- Bond anticipation note
CP   -- Commercial Paper
GO   -- General obligation
HFA  -- Housing finance agency
IDA  -- Industrial development authority
IDRB -- Industrial development revenue bond
M/F  -- Multi-family
RB   -- Revenue bond
SD   -- School district
TAN  -- Tax anticipation note

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

SCHWAB NEW YORK AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                               $        0
Level 2 - Other Significant Observable Inputs                          2,663,970
Level 3 - Significant Unobservable Inputs                                      0
                                                                  --------------
TOTAL                                                                 $2,663,970
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   88.4%  MUNICIPAL SECURITIES                            444,523       444,523
--------------------------------------------------------------------------------
   88.4%  TOTAL INVESTMENTS                               444,523       444,523
   11.6%  OTHER ASSETS AND
          LIABILITIES, NET                                               58,551
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                    503,074

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
MUNICIPAL SECURITIES 88.4% OF NET ASSETS

PENNSYLVANIA 87.5%
--------------------------------------------------------------------------------
ABINGTON SD
GO Bonds Series 2007
  4.27%, 10/02/08 (a)(b)(c)(d)                              7,430          7,430
ALLEGHENY CNTY HOSPITAL
DEVELOPMENT AUTH
  RB (Univ of Pittsburgh Medical Center)
  Series 2005B
  8.10%, 10/15/09 (e)                                       6,750          6,750
  RB (Univ of Pittsburgh Medical Center)
  Series 2007A2
  9.40%, 10/02/08 (a)(b)(c)(d)                              4,000          4,000
  RB (Univ of Pittsburgh Medical Center)
  Series 2007B1
  5.26%, 10/02/08 (a)(b)(c)(d)                              9,640          9,640
  RB (Univ of Pittsburgh Medical Center)
  Series 2007B2
  5.25%, 10/02/08 (a)(c)(d)                                 9,000          9,000
BUTLER CNTY GENERAL AUTH
School RB (Butler Area SD)
  Series 2007
  8.04%, 10/02/08 (a)(b)(c)(d)                              5,100          5,100
CENTRAL BUCKS SD
GO Bonds Series 2005
  1.76%, 05/15/09 (b)                                       1,000          1,020
CUMBERLAND CNTY MUNICIPAL AUTH
RB (Messiah Village) Series
  2008B
  7.55%, 10/02/08 (a)(b)                                    6,000          6,000
DAUPHIN CNTY GENERAL AUTH
RB (Hyatt Regency Pittsburgh
  International Airport Hotel)
  Series 1988
  6.41%, 10/02/08 (a)(b)(c)(d)                             11,828         11,828
DELAWARE CNTY IDA
RB (YMCA of Philadelphia) Series 1999
  7.60%, 10/01/08 (a)(b)                                    1,410          1,410
DELAWARE RIVER JOINT TOLL BRIDGE
COMMISSION
  Bridge System RB Series 2007A
  4.76%, 10/02/08 (a)(b)(c)(d)                              9,695          9,695
  Bridge System RB Series 2007B1
  7.91%, 10/02/08 (a)(b)                                    5,000          5,000
DELAWARE RIVER PORT AUTH
Refunding RB Series 2008A
  7.25%, 10/02/08 (a)(b)                                    2,195          2,195
EAST STROUDSBURG SD
GO Notes Series 2007
  5.41%, 10/02/08 (a)(b)(c)(d)                              1,100          1,100
EMMAUS GENERAL AUTH
RB (Bond Pool Program) Series
  1989G21
  5.50%, 10/08/08 (a)(b)                                    1,400          1,400
ERIE SD
GO Bonds Series 2001A
  5.20%, 10/02/08 (a)(b)(c)(d)                              3,000          3,000
FRANKLIN CNTY IDA
Bonds (Menno Haven) Series
  2008
  8.25%, 10/02/08 (a)(b)                                    7,760          7,760
HANOVER PUBLIC SD
GO Bonds Series 2005
  8.25%, 10/02/08 (a)(b)(c)                                 4,600          4,600
HARRISBURG AUTH
Water Refunding RB Series 2002B
  8.50%, 10/02/08 (a)(b)(c)                                 2,000          2,000
INDIANA CNTY IDA
Pollution Control Refunding RB
  (New York State Electric & Gas
  Corp) Series 2006
  5.60%, 10/08/08 (a)(b)                                    6,000          6,000
KEYSTONE OAKS SD AUTH
RB (Keystone Oaks SD) Series 2008
  7.96%, 10/02/08 (a)(b)                                   21,410         21,410
LANCASTER CNTY CONVENTION CENTER
AUTH
Hotel Room Rental Tax RB Series
  2007
  7.51%, 10/02/08 (a)(b)                                    1,955          1,955
LANCASTER CNTY HOSPITAL AUTH
  Health Center RB (Masonic Homes)
  Series 2008A
  5.35%, 10/02/08 (a)(b)                                    1,560          1,560

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  RB (Landis Homes Retirement
  Community) Series 2002
  8.01%, 10/03/08 (a)(b)                                    5,000          5,000
LUZERNE CNTY IDA
RB (Methodist Homes) Series
  2003
  8.10%, 10/01/08 (a)(b)                                    4,200          4,200
MANHEIM TOWNSHIP SD
GO Bonds Series 2004
  8.25%, 10/02/08 (a)(b)(c)                                 1,965          1,965
MONTGOMERY CNTY IDA
  Environmental Facilities RB
  (Ionza Inc) Series 2000
  8.75%, 10/02/08 (a)(b)                                    7,000          7,000
  Pollution Control Refunding RB
  (Peco Energy Co) Series 1994A
  1.58%, 10/09/08 (b)                                      15,000         15,000
  1.70%, 12/09/08 (b)                                      13,340         13,340
  Pollution Control Refunding RB
  (Peco Energy Co) Series 1996A
  1.70%, 12/09/08 (b)                                      10,000         10,000
  RB (LaSalle College High School)
  Series 2008
  8.02%, 10/02/08 (a)(b)                                    1,875          1,875
NORTHHAMPTON CNTY
RB (Binney & Smith) Series
  1997A
  7.65%, 10/01/08 (a)(b)                                    5,600          5,600
PENNSYLVANIA
  GO Bonds First Series 2003
  8.46%, 10/02/08 (a)(b)(c)(d)                              7,540          7,540
  1.65%, 01/01/09 (b)                                       5,000          5,041
  GO Bonds Second Refunding
  Series 2002
  2.93%, 10/01/08 (b)                                       7,955          7,955
  1.76%, 10/01/09 (b)                                       2,395          2,472
  GO Bonds Second Refunding
  Series 2003
  1.75%, 07/01/09 (b)                                       2,000          2,048
  GO Bonds Second Series 2005
  4.85%, 10/02/08 (a)(c)(d)                                 4,570          4,570
  GO Bonds Second Series 2007A
  4.65%, 10/02/08 (a)(c)(d)                                10,090         10,090
PENNSYLVANIA CONVENTION CENTER
  AUTH
RB Series 1989A
  4.00%, 10/02/08 (a)(b)(c)(d)                              7,180          7,180
PENNSYLVANIA ECONOMIC
  DEVELOPMENT FINANCE AUTH
Exempt Facilities RB
  (Shippingport) Series 2005A
  5.74%, 10/08/08 (a)(b)                                   11,000         11,000
PENNSYLVANIA ENERGY DEVELOPMENT
  AUTH
RB (B&W Ebensburg) Series
  1986
  8.07%, 10/01/08 (a)(b)                                    2,560          2,560
PENNSYLVANIA HFA
  S/F Mortgage RB Series 2002-74B
  8.47%, 10/02/08 (a)(c)(d)                                 7,495          7,495
  S/F Mortgage RB Series 2004-83B
  5.75%, 10/08/08 (a)(c)                                    1,840          1,840
  S/F Mortgage RB Series 2005-88B
  6.25%, 10/08/08 (a)(c)                                    1,080          1,080
PENNSYLVANIA HIGHER EDUCATIONAL
FACILITIES AUTH
  RB (Holy Family Univ) Series 2008
  8.00%, 10/02/08 (a)(b)                                    3,000          3,000
  RB Series 2008A
  1.70%, 03/17/09                                           7,000          7,000
PENNSYLVANIA HOUSING FINANCE
AGENCY
  Rental Housing Refunding Bonds
  eries 2008A
  5.50%, 10/08/08 (a)(c)                                    2,065          2,065
  Rental Housing Refunding Bonds
  Series 2008B
  5.50%, 10/08/08 (a)(c)                                   10,325         10,325
  S/F Mortgage RB Series 1997-61A
  6.20%, 10/02/08 (a)(c)(d)                                 6,885          6,885
  S/F Mortgage RB Series 2001-72A
  8.41%, 10/02/08 (a)(b)(c)(d)                              2,495          2,495
  S/F Mortgage RB Series 2003-97A
  4.74%, 10/02/08 (a)(c)(d)                                 1,260          1,260
  S/F Mortgage RB Series 2004-77B
  5.75%, 10/08/08 (a)(c)                                    9,000          9,000
  S/F Mortgage RB Series 2004-82B
  5.25%, 10/08/08 (a)(c)                                    6,820          6,820
  S/F Mortgage RB Series 2004-83C
  5.75%, 10/08/08 (a)(c)                                    8,650          8,650
  S/F Mortgage RB Series 2006-96A
  8.09%, 10/02/08 (a)(c)(d)                                 2,985          2,985
  S/F Mortgage RB Series 2008-101A
  2.35%, 03/01/09                                           2,700          2,700
  S/F Mortgage RB, Series 2008-101B
  2.15%, 03/01/09                                           3,270          3,270
PENNSYLVANIA STATE PUBLIC SCHOOL
  BUILDING AUTH
RB (Albert Gallatin Area SD) Series 2007
  8.48%, 10/02/08 (a)(b)(c)                                 7,000          7,000
PENNSYLVANIA STATE TURNPIKE
  COMMISSION
Registration Fee Refunding RB
  Series 2005B
  8.15%, 10/02/08 (a)(b)(c)                                 8,925          8,925
Subordinate RB Series 2008A1
  6.10%, 10/02/08 (a)(b)(c)(d)                              4,870          4,870
PENNSYLVANIA STATE UNIV
Bonds Series 2007A
  4.27%, 10/02/08 (a)(b)(c)(d)                              3,000          3,000
PHILADELPHIA
  Airport Refunding RB Series 2007B
  4.11%, 10/02/08 (a)(b)(c)(d)                              2,865          2,865
  GO Bonds Series 1998
  4.79%, 03/15/09 (b)                                       2,500          2,563

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  Water & Wastewater RB Series 1997B
  6.00%, 10/01/08 (a)(b)                                   10,000         10,000
  Water & Wastewater Refunding RB
  Series 2003
  8.10%, 10/01/08 (a)(b)(c)                                 8,555          8,555
  Water & Wastewater Refunding RB
  Series 2007A
  4.09%, 10/02/08 (a)(b)(c)(d)                              4,995          4,995
PHILADELPHIA GAS WORKS
  RB (1998 General Ordinance) Seventh
  Series & (1975 General Ordinance)
  19th Series
  4.59%, 10/02/08 (a)(b)(c)(d)                             15,800         15,800
  RB (1998 General Ordinance)
  Sixth Series
  8.50%, 10/02/08 (a)(b)(c)                                   995            995
PHILADELPHIA HOSPITAL & HIGHER
  EDUCATIONAL FACILITIES AUTH
Hospital RB (Children's Hospital
  of Philadelphia) Series 2007A
  6.54%, 10/02/08 (a)(c)(d)                                 3,325          3,325
PHILADELPHIA IDA
RB (Fox Chase Cancer Center
  Obligated Group) Series 2007B
  6.23%, 10/02/08 (a)(b)(c)(d)                             10,000         10,000
PHILADELPHIA SD
GO Refunding Bonds Series
  2007A
  4.00%, 10/02/08 (a)(b)(c)(d)                              1,045          1,045
QUAKERTOWN GENERAL AUTH
Refunding RB (Univ of
  Pennsylvania) Series 2008
  1.65%, 03/05/09                                           5,000          5,000
SOUTHEASTERN PENNSYLVANIA
  TRANSPORTATION AUTH
Refunding RB Series 2007
  8.25%, 10/02/08 (a)(b)                                   15,000         15,000
TEMPLE UNIV
Univ Funding Obligations Series
  2008
  1.55%, 04/21/09                                           5,000          5,026
                                                                     -----------
                                                                         440,123
PUERTO RICO 0.9%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement Refunding
  Bonds Series 2008B
  5.05%, 10/02/08 (a)(b)                                    4,400          4,400
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $444,523)                                                          444,523
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $444,523.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $157,193 or 31.2% of net assets.
(e) Illiquid security. At the period end, the value of these amounted to $6,750 or 1.3% of net assets.

GO  -- General obligation
HFA -- Housing finance agency
IDA -- Industrial development authority
RB  -- Revenue bond
SD  -- School district

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless

SCHWAB PENNSYLVANIA MUNICIPAL MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                                      $0
Level 2 - Other Significant Observable Inputs                           444,523
Level 3 - Significant Unobservable Inputs                                     0
                                                                  --------------
TOTAL                                                                  $444,523
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   97.2%  MUNICIPAL
          SECURITIES                            526,066        526,066
--------------------------------------------------------------------------------
   97.2%  TOTAL INVESTMENTS                               526,066        526,066
    2.8%  OTHER ASSETS AND
          LIABILITIES                                                     15,282
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                     541,348

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
MUNICIPAL SECURITIES  97.2% OF NET ASSETS
CALIFORNIA  94.4%
--------------------------------------------------------------------------------
ASSOCIATION OF BAY AREA
  GOVERNMENTS
  COP (The Harker School) Series 2007
  8.25%, 10/01/08 (a)(b)                                      990            990
  RB (Air Force Village West) Series 2005
  8.00%, 10/02/08 (a)(b)                                      590            590
  RB (Branson School) Series 2008
  8.00%, 10/02/08 (a)(b)                                    4,000          4,000
BAY AREA TOLL AUTH
  San Francisco Bay Area Toll Bridge
  RB Series 2006C
  7.75%, 10/02/08 (a)(c)                                    5,000          5,000
  San Francisco Bay Area Toll Bridge
  RB Series 2006F & 2007F
  5.92%, 10/02/08 (a)(c)(d)                                 3,000          3,000
  San Francisco Bay Area Toll Bridge
  RB Series 2007G1
  5.50%, 10/02/08 (a)(c)                                   11,000         11,000
CALIFORNIA
  Economic Recovery Bonds
  Series 2004C1
  6.25%, 10/01/08 (a)(c)                                    1,200          1,200
  Economic Recovery Bonds
  Series 2004C3
  5.05%, 10/01/08 (a)(c)                                    1,500          1,500
  GO Bonds Series 2003C4
  7.50%, 10/02/08 (a)(b)                                    2,400          2,400
  GO Bonds Series 2004A10
  6.25%, 10/02/08 (a)(b)                                      800            800
  GO Refunding Bonds
  4.27%, 10/02/08 (a)(b)(c)(d)                              4,995          4,995
  GO Refunding Bonds Series 2007
  4.13%, 10/02/08 (a)(b)(c)(d)                              3,128          3,128
  Various Purpose GO Bonds
  4.58%, 10/02/08 (a)(b)(c)(d)                              3,960          3,960
CALIFORNIA DEPT OF WATER RESOURCES
  Power Supply RB Series 2002C1
  7.95%, 10/02/08 (a)(b)                                      700            700
  Power Supply RB Series 2002C4
  7.75%, 10/02/08 (a)(b)                                    1,000          1,000
  Power Supply RB Series 2005F4
  3.95%, 10/01/08 (a)(b)                                    6,000          6,000
  Power Supply RB Series 2005F5
  6.25%, 10/01/08 (a)(b)                                   15,500         15,500
  Power Supply RB Series 2008H
  5.25%, 10/02/08 (a)(b)(c)(d)                              1,435          1,435
  Power Supply RB Series 2008I1
  3.95%, 10/01/08 (a)(b)                                      500            500
CALIFORNIA EDUCATIONAL FACILITIES AUTH
RB (Chapman Univ) Series 2000
  7.30%, 10/01/08 (a)(b)                                    3,100          3,100
CALIFORNIA HEALTH FACILITIES FINANCING
  AUTH
  RB (Scripps Health) Series 2008C
  7.65%, 10/01/08 (a)(b)                                    8,350          8,350
  RB (Scripps Health) Series 2008F
  7.62%, 10/01/08 (a)(b)                                    3,890          3,890
  RB (Scripps Health) Series 2008G
  7.67%, 10/01/08 (a)(b)                                    4,245          4,245
  Health Facility RB (Catholic Healthcare
  West) Series 2004J
  7.67%, 10/01/08 (a)(b)                                      500            500
  RB (Kaiser Permanente) Series 2006C
  7.69%, 10/01/08 (a)                                       1,500          1,500
CALIFORNIA INFRASTRUCTURE & ECONOMIC
  DEVELOPMENT BANK
  RB (Asian-American Drug Abuse
  Program Inc.) Series 2008
  7.50%, 10/02/08 (a)(b)                                    3,630          3,630
  RB (California Academy of Sciences)
  Series 2008D
  4.00%, 10/01/08 (a)(b)                                   10,960         10,960
  RB (SRI International) Series 2003A
  7.00%, 10/02/08 (a)(b)                                    1,455          1,455
  RB (The Contemporary Jewish Museum)
  Series 2006
  4.25%, 10/01/08 (a)(b)                                    4,500          4,500
  Refunding RB (LA Cnty Museum of
  Natural History Foundation)
  Series 2008A
  3.95%, 10/01/08 (a)(b)                                    1,800          1,800
  Refunding RB (The J. Paul Getty
  Trust) Series 2007A1
  1.65%, 04/01/09                                           3,600          3,600
CALIFORNIA SCHOOL CASH RESERVE
  PROGRAM AUTH
COP (2008-2009 TRANS) Series A
  1.65%, 07/06/09 (b)                                       3,000          3,030

SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
CALIFORNIA STATEWIDE COMMUNITIES
  DEVELOPMENT AUTH
  M/F Housing Refunding RB (Irvine
  Apartment Communities) Series
  2008C2 & 2008C3
  7.96%, 10/02/08 (a)(b)(c)(d)                              2,000          2,000
  RB (Children's Hospital Los Angeles)
  Series 2008C
  4.25%, 10/01/08 (a)(b)                                    4,600          4,600
  RB (Jewish Federation Council of
  Greater Los Angeles) Series 2000A
  7.25%, 10/02/08 (a)(b)                                    1,600          1,600
  RB (John Muir Health) Series 2008A
  3.95%, 10/01/08 (a)(b)                                    2,000          2,000
  RB (John Muir Health) Series 2008C
  4.50%, 10/01/08 (a)(b)                                    1,600          1,600
  RB (Kaiser Permanente) Series 2004M
  7.69%, 10/01/08 (a)                                         750            750
  RB (Kaiser Permanente) Series 2006D
  1.55%, 12/05/08                                           5,000          5,000
  1.55%, 02/05/09                                           3,000          3,000
  RB (National Public Radio) Series 2002
  7.85%, 10/01/08 (a)(b)                                    1,285          1,285
  RB (Univ Retirement Community at
  Davis) Series 2008
  4.00%, 10/01/08 (a)(b)                                    1,665          1,665
  Refunding RB (Los Angeles Cnty
  Museum of Art) Series 2008E
  8.09%, 10/01/08 (a)(b)                                    2,000          2,000
  TRAN Program Note Participations
  (Certain Local Agencies) Series 2008A1
  1.80%, 06/30/09 (b)                                       2,000          2,018
  TRAN Program Note Participations
  (Fresno) Series 2008A2
  1.64%, 06/30/09                                           2,000          2,020
  TRAN Program Note Participations
  (Riverside) Series 2008A3
  1.64%, 06/30/09                                           2,000          2,020
  TRAN Program Note Participations
  (San Bernardino) Series 2008A4
  1.64%, 06/30/09                                           2,000          2,020
CHAFFEY COMMUNITY COLLEGE DISTRICT
 GO Bonds (Election of 2002)
  Series 2005B
  6.05%, 10/02/08 (a)(b)(c)(d)                              6,600          6,600
  GO Bonds (Election of 2002)
  Series 2007C
  4.71%, 10/02/08 (a)(b)(c)(d)                              4,995          4,995
CHINO BASIN REGIONAL FINANCING AUTH
RB (Inland Empire Utilities
  Agency) Series 2008A
  4.06%, 10/02/08 (a)(b)(c)(d)                              2,720          2,720
CLOVIS USD
  2008 GO Refunding Bonds
  1.59%, 08/01/09                                           4,110          4,141
  GO Bonds (Election of 2004) Series B
  4.83%, 10/02/08 (a)(b)(c)(d)                              3,560          3,560
DIAMOND BAR PUBLIC FINANCING AUTH
Lease RB (Community/Sr Center)
  Series 2002A
  8.30%, 10/01/08 (a)(b)                                    1,480          1,480
EAST BAY MUNICIPAL UTILITY DISTRICT
  Wastewater System Subordinated
  Refunding RB Series 2008A
  8.00%, 10/02/08 (a)(c)                                    2,000          2,000
  Wastewater System Subordinated
  Refunding RB Series 2008C
  7.68%, 10/01/08 (a)(c)                                    7,810          7,810
  Water System & Wastewater TECP
  1.48%, 12/11/08 (c)                                       4,000          4,000
  Water System Subordinated
  Refunding RB Series 2008C3
  8.00%, 10/01/08 (a)(c)                                    5,000          5,000
EL DORADO IRRIGATION DISTRICT
Revenue COP Series 2008A
  7.67%, 10/01/08 (a)(b)                                    5,000          5,000
GOLDEN STATE TOBACCO SECURITIZATION
  CORP
Enhanced Tobacco Settlement
  Asset-Backed Bonds Series
  2005A
  4.96%, 10/02/08 (a)(b)(c)(d)                              5,000          5,000
HAYWARD
M/F Housing RB (Shorewood
  Apts) Series 1984A
  8.00%, 10/02/08 (a)(b)                                    1,200          1,200
IMPERIAL REDEVELOPMENT AGENCY
Subordinate Tax Allocation Notes
  Series 2006
  4.64%, 12/01/08 (b)                                       3,300          3,316
IRVINE
  Lease RB (Capital Improvement)
  Series 1985
  7.73%, 10/02/08 (a)(b)                                      700            700
  Limited Obligation Improvement Bonds
  (Assessment District No. 00-18) Series A
  4.75%, 10/01/08 (a)(b)                                    1,200          1,200
IRVINE RANCH WATER DISTRICT
1986 Capital Improvement Project
  3.50%, 10/01/08 (a)(b)                                    3,500          3,500
IRWINDALE COMMUNITY REDEVELOPMENT
  AGENCY
Tax Allocation Refunding Parity
  Bonds (City Industrial
  Development) Series 2006
  4.53%, 10/02/08 (a)(b)(c)(d)                              1,000          1,000
KERN CNTY
2008-09 TRAN
  1.60%, 06/30/09                                           3,000          3,031
LOMA LINDA
RB (Loma Linda Univ Medical
  Center) Series 2007B1
  7.10%, 10/02/08 (a)(b)                                    8,800          8,800
LOS ANGELES
  2008 TRAN
  1.55%, 06/30/09                                           4,000          4,043

SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  GO Refunding Bonds Series 1998A
  10.41%, 10/02/08 (a)(b)(c)(d)                             2,000          2,000
  Wastewater System Refunding RB
  Series 2002A
  4.69%, 10/02/08 (a)(b)(c)(d)                                800            800
  Wastewater System Subordinate
  Refunding RB Series 2008A
  7.73%, 10/02/08 (a)(b)                                    2,000          2,000
LOS ANGELES CNTY
2008-09 TRAN Series A
  1.58%, 06/30/09                                           2,500          2,526
LOS ANGELES CNTY METROPOLITAN
  TRANSPORTATION AUTH
Second Subordinate Sales Tax
  Revenue CP Series A
  1.40%, 10/09/08 (b)                                       3,000          3,000
LOS ANGELES DEPARTMENT OF WATER &
  POWER
  Power System RB Series 2001B2
  7.00%, 10/02/08 (a)(c)                                    1,550          1,550
  Power System RB Series 2001B1
  6.00%, 10/02/08 (a)(c)                                    1,000          1,000
  Water System RB Series 2004C
  5.40%, 10/02/08 (a)(b)(c)(d)                              3,200          3,200
  Water System RB Series 2006A1
  4.76%, 10/02/08 (a)(b)(c)(d)                              8,000          8,000
LOS ANGELES USD
  GO Bonds (Election of 2002)
  Series 2005C&E
  4.75%, 10/02/08 (a)(b)(c)(d)                              5,015          5,015
  GO Refunding Bonds Series 2007A1
  6.22%, 10/02/08 (a)(b)(c)(d)                              3,235          3,235
  TRAN Series A
  3.18%, 12/29/08                                           2,000          2,004
M-S-R PUBLIC POWER AGENCY
Subordinate Lien RB Series
  2008M
  7.00%, 10/01/08 (a)(b)                                    1,100          1,100
MODESTO
Water Refunding Revenue COP
  Series 2008A
  7.05%, 10/02/08 (a)(b)(c)                                 9,950          9,950
NEWPORT BEACH
  Refunding RB (Hoag Memorial
  Presbyterian Hospital) Series 2008B
  1.80%, 06/16/09                                           5,000          5,000
  Refunding RB (Hoag Memorial
  Presbyterian Hospital) Series 2008C
  7.61%, 10/01/08 (a)                                       3,300          3,300
NEWPORT-MESA USD
GO Bonds (Election of 2005)
  Series 2007
  4.76%, 10/02/08 (a)(b)(c)(d)                              1,180          1,180
NORTHERN CALIFORNIA GAS AUTH
Gas Project RB Series 2007B
  2.62%, 10/02/08 (a)(b)(c)(d)                             14,080         14,080
ORANGE CNTY
  2008-2009 Teeter Plan Notes
  2.72%, 06/30/09                                           2,000          2,004
  TRAN Series 2008-2009
  1.54%, 06/30/09                                           5,000          5,054
ORANGE CNTY SANITATION DISTRICT
  COP Series 2007B
  4.56%, 10/02/08 (a)(b)(c)(d)                              3,995          3,995
  Refunding COP Series 2000B
  4.25%, 10/01/08 (a)(c)                                    2,995          2,995
PALOMAR POMERADO HEALTH
GO Bonds (Election of 2004)
  Series 2007A
  6.48%, 10/02/08 (a)(b)(c)(d)                              2,880          2,880
PERALTA COMMUNITY COLLEGE DISTRICT
GO Bonds (Election of 2006)
  Series 2007B
  4.66%, 10/02/08 (a)(b)(c)(d)                              4,000          4,000
PLACER CNTY WATER AGENCY
Second Sr Water Revenue COP
  Series 2007
  4.77%, 10/02/08 (a)(b)(c)(d)                              3,000          3,000
RIVERSIDE CNTY
Transportation Commission CP
  Notes (Limited Tax Bonds)
  1.54%, 01/08/09 (b)                                       6,000          6,000
ROSEVILLE ELECTRIC SYSTEM
Electric System Revenue COP
  Series 2002
  6.25%, 10/02/08 (a)(b)(c)                                   860            860
ROSEVILLE JOINT UNION HIGH SD
GO Bonds (Election of 2004)
  Series C
  4.05%, 10/02/08 (a)(b)(c)(d)                              2,030          2,030
SACRAMENTO CNTY SANITATION DISTRICT
  FINANCING AUTH
  Refunding RB (Sacramento Regional
  Cnty Sanitation District) Series 2007B
  2.49%, 10/02/08 (a)(b)(c)(d)                              5,000          5,000
  Subordinate Lien Refunding RB
  (Sacramento Regional Cnty Sanitation
  District) Series 2008A
  4.25%, 10/01/08 (a)(b)                                    6,000          6,000
SACRAMENTO MUNICIPAL UTILITY DISTRICT
CP Series J
  1.52%, 12/11/08 (b)                                       6,500          6,500
SAN DIEGO CNTY & SDS POOL PROGRAM
TRAN Program Note
  Participations Series 2008B
  1.63%, 06/30/09                                           3,600          3,649
SAN DIEGO CNTY WATER AUTH
  CP Series 2
  1.50%, 10/07/08 (c)                                       7,500          7,500
  Water Revenue COP Series 2008A
  6.83%, 10/02/08 (a)(b)(c)(d)                              9,120          9,120
SAN DIEGO PUBLIC FACILITIES FINANCING
  AUTH
  Subordinated Sewer Revenue
  Notes Series 2007
  4.44%, 10/02/08 (a)(b)(c)(d)                             10,500         10,500

SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  Subordinated Water Revenue
  Notes Series 2008A
  5.25%, 10/02/08 (a)(b)(c)(d)                              5,000          5,000
SAN FRANCISCO AIRPORTS COMMISSION
Subordinate CP Notes Series B
  1.52%, 11/03/08 (b)                                       2,720          2,720
SAN FRANCISCO PUBLIC UTILITIES
COMMISSION
Water Refunding RB Series
  2006A
  4.51%, 10/02/08 (a)(b)(c)(d)                              8,155          8,155
SAN JOSE FINANCING AUTH
Lease RB (Civic Center
  Refunding) Series 2008A
  7.00%, 10/02/08 (a)(b)                                    6,000          6,000
SAN JUAN USD
GO Bonds (Election of 2002)
  Series 2007
  4.85%, 10/02/08 (a)(b)(c)(d)                              1,670          1,670
SAN MATEO CNTY COMMUNITY COLLEGE
  DISTRICT
GO Bonds (Election of 2005)
  Series 2006B
  4.03%, 10/02/08 (a)(b)(c)(d)                             17,060         17,060
SANTA CLARA VALLEY TRANSPORTATION
  AUTH
Sales Tax Refunding RB 2008
  Series A
  7.25%, 10/02/08 (a)(c)                                   10,000         10,000
SCHOOL FACILITIES FINANCING AUTH
GO RB (Grant Joint Union High
  SD) Series A
  4.77%, 10/02/08 (a)(b)(c)(d)                              2,580          2,580
SEQUOIA UNION HIGH SD
GO Bonds (Election of 2004)
  Series 2005B
  8.06%, 10/02/08 (a)(b)(c)(d)                              1,500          1,500
SOUTHERN CALIFORNIA METROPOLITAN
  WATER DISTRICT
  RB Series 1997B
  6.00%, 10/02/08 (a)(c)                                    6,300          6,300
  RB Series 2000B3
  5.05%, 10/01/08 (a)(c)                                    1,300          1,300
  RB Series 2001C1
  6.25%, 10/01/08 (a)(c)                                    3,400          3,400
  RB Series 2001C2
  4.00%, 10/01/08 (a)(c)                                    6,500          6,500
  Refunding RB Series 2008C
  1.61%, 07/01/09                                           5,830          5,890
SOUTHERN CALIFORNIA PUBLIC POWER
  AUTH
  Refunding RB 2007-1
  7.90%, 10/01/08 (a)(b)                                    7,675          7,675
  Subordinate Refunding Power
  (Palo Verde) RB Series 2008A
  7.66%, 10/01/08 (a)(b)                                    5,915          5,915
  Subordinate Refunding RB Series 1991
  7.90%, 10/01/08 (a)(b)                                    3,400          3,400
UNIV OF CALIFORNIA
  CP Notes Series A
  1.45%, 11/13/08                                           6,000          6,000
  General RB Series 2005F
  5.51%, 10/02/08 (a)(b)(c)(d)                              1,512          1,512
  General RB Series 2007J
  4.49%, 10/02/08 (a)(b)(c)(d)                              3,045          3,045
  General RB Series 2008L
  6.63%, 10/02/08 (a)(c)(d)                                 1,695          1,695
  GO Bonds Series J
  4.50%, 10/02/08 (a)(b)(c)(d)                              3,435          3,435
  Medical Center Pooled RB
  Series 2007B1
  4.00%, 10/01/08 (a)(c)                                    1,200          1,200
VICTOR VALLEY COMMUNITY COLLEGE
  DISTRICT
COP Series 1997
  6.50%, 10/02/08 (a)(b)                                    5,000          5,000
WEST CONTRA COSTA USD
GO Bonds (Election of 2002)
  Series C
  4.83%, 10/02/08 (a)(b)(c)(d)                              7,000          7,000
WEST HILLS COMMUNITY COLLEGE
  DISTRICT
COP (2008 Refunding Project)
  8.00%, 10/01/08 (a)(b)                                    5,925          5,925
                                                                     -----------
                                                                         510,836
PUERTO RICO  2.8%
--------------------------------------------------------------------------------
PUERTO RICO
Public Improvement Refunding
  Bonds Series 2001
  7.50%, 10/02/08 (a)(b)(c)(d)                              2,000          2,000
PUERTO RICO ELECTRIC POWER AUTH
Power Refunding RB Series UU
  3.63%, 10/02/08 (a)(b)(c)(d)                              3,080          3,080
PUERTO RICO HIGHWAY &
  TRANSPORTATION AUTH
Subordinated Transportation
  Refunding RB Series 2008A
  4.45%, 10/02/08 (a)(b)(c)(d)                              6,500          6,500
PUERTO RICO HOUSING FINANCE CORP
Homeownership Mortgage RB
  Series 2000A
  4.80%, 10/02/08 (a)(b)(c)(d)                              1,775          1,775
PUERTO RICO SALES TAX FINANCING
  CORP
Sales Tax RB Series 2007A
  1.62%, 10/02/08 (a)(b)(c)(d)                              1,875          1,875
                                                                     -----------
                                                                          15,230
                                                                     -----------
TOTAL MUNICIPAL SECURITIES
(COST $526,066)                                                          526,066
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

SCHWAB CALIFORNIA AMT TAX-FREE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

At 09/30/08, the tax basis cost of the fund's investments was $526,066.

(a) Variable-rate security.
(b) Credit-enhanced security.
(c) Liquidity-enhanced security.
(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $188,310 or 34.8% of net assets.

COP  -- Certificate of participation
CP   -- Commercial paper
GO   -- General obligation
RB   -- Revenue bond
SD   -- School district
TECP -- Tax-exempt commercial paper
TRAN -- Tax and revenue anticipation note
USD  -- Unified school district

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
-------------------------------------------------------------     --------------
Level 1 - Quoted Prices                                                       $0
Level 2 - Other Significant Observable Inputs                            526,066
Level 3 - Significant Unobservable Inputs                                      0
                                                                  --------------
TOTAL                                                                   $526,066
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB RETIREMENT ADVANTAGE MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   88.1%  FIXED-RATE
          OBLIGATIONS                                     766,673        766,673
    5.4%  VARIABLE-RATE                                    47,125         47,125
          OBLIGATIONS
    7.3%  OTHER INVESTMENTS                                63,674         63,674
--------------------------------------------------------------------------------
  100.8%  TOTAL INVESTMENTS                               877,472        877,472
  (0.8)%  OTHER ASSETS AND
          LIABILITIES, NET                                               (7,312)
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                     870,160

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
FIXED-RATE OBLIGATIONS 88.1% OF NET ASSETS

BANK NOTES 2.0%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  2.74%, 10/09/08                                           2,000          2,000
  2.76%, 11/04/08                                           3,000          3,000
  2.83%, 11/20/08                                           5,000          5,000
WELLS FARGO BANK, N.A.
  2.65%, 11/10/08                                           8,000          8,000
                                                                     -----------
                                                                          18,000
CERTIFICATES OF DEPOSIT 38.3%
--------------------------------------------------------------------------------
ABBEY NATIONAL TREASURY
  SERVICES PLC
  3.10%, 01/27/09 (a)                                       1,000          1,000
ALLIED IRISH BANK PLC
  2.75%, 10/21/08                                           4,000          4,000
AUSTRALIA & NEW ZEALAND BANKING
  GROUP LTD.
  2.78%, 10/07/08                                           4,000          4,000
  2.68%, 11/13/08                                           6,000          6,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  2.72%, 10/08/08                                           7,000          7,000
  3.16%, 01/27/09                                           6,000          6,000
BANK OF NOVA SCOTIA
  2.75%, 10/07/08                                           1,000          1,000
BANK OF SCOTLAND PLC
  2.80%, 10/08/08                                           1,000          1,000
  3.10%, 10/22/08                                           1,000          1,000
BANK OF THE WEST
  2.79%, 10/16/08                                           3,000          3,000
BANK OF TOKYO MITSUBISHI UFJ LTD.
  2.69%, 11/05/08                                           2,000          2,000
  2.83%, 12/02/08                                           5,000          5,000
BARCLAYS BANK PLC
  3.10%, 10/20/08                                           2,000          2,000
  2.99%, 12/11/08                                           2,000          2,000
  2.85%, 03/10/09                                          10,000         10,000
BNP PARIBAS
  3.06%, 12/23/08                                           6,000          6,000
  3.14%, 12/23/08                                          16,000         16,000
  3.05%, 01/02/09                                           5,000          5,000
  3.07%, 01/05/09                                           3,000          3,000
  3.08%, 02/18/09                                           1,000          1,000
BRANCH BANKING & TRUST
  2.70%, 11/06/08                                           4,000          4,000
CALYON
  3.14%, 03/02/09                                           4,000          4,000
CHASE BANK (USA)
  2.84%, 01/08/09                                          13,000         13,000
CITIBANK, N.A.
  2.75%, 11/14/08                                          12,000         12,000
COMMONWEALTH BANK OF
  AUSTRALIA
  2.72%, 10/15/08                                           2,000          2,000
CREDIT AGRICOLE S.A.
  3.04%, 10/22/08                                           3,000          3,000
  3.28%, 12/19/08                                           5,000          5,000
  3.11%, 01/26/09                                           5,000          5,000
DNB NOR BANK ASA
  3.06%, 01/05/09                                           5,000          5,000
  3.06%, 02/27/09                                           1,000          1,000
  3.32%, 03/23/09                                           3,000          3,000
HSBC BANK PLC
  2.79%, 11/12/08                                           6,000          6,000
  3.18%, 12/30/08                                           1,000          1,000
HSBC BANK USA
  3.08%, 02/27/09                                           1,000          1,000
ING BANK N.V.
  3.08%, 01/21/09                                          15,000         15,000
  3.10%, 02/12/09                                           2,000          2,000
INTESA SANPAOLO
  2.80%, 10/14/08                                          10,000         10,000
  3.13%, 01/07/09                                           3,000          3,000
  3.14%, 02/23/09                                           4,000          4,000
JPMORGAN CHASE BANK
  2.87%, 03/13/09                                           2,000          2,000
LLOYDS TSB BANK PLC
  2.61%, 10/09/08                                           7,000          7,000
  2.61%, 10/17/08                                           5,000          5,000
MITSUBISHI UFJ TRUST & BANKING
  CORP.
  2.73%, 11/03/08                                           6,000          6,000

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
MIZUHO CORPORATE BANK LTD.
  2.80%, 10/14/08                                           1,000          1,000
  2.83%, 12/01/08                                           5,000          5,000
  2.83%, 12/02/08                                           5,000          5,000
NATIONAL AUSTRALIA BANK LTD.
  2.78%, 10/27/08                                           4,000          4,000
NORDEA BANK FINLAND PLC
  2.52%, 12/18/08                                           8,000          8,000
  3.22%, 03/31/09                                           4,000          4,000
RABOBANK NEDERLAND
  2.71%, 10/10/08                                           9,000          9,000
  2.98%, 03/04/09                                           3,000          3,000
ROYAL BANK OF SCOTLAND PLC
  3.19%, 12/19/08                                           3,000          3,000
  2.98%, 01/09/09                                           2,000          2,000
SKANDINAVISKA ENSKILDA BANKEN AB
  2.79%, 10/06/08                                           3,000          3,000
  2.87%, 11/17/08                                           1,000          1,000
SOCIETE GENERALE
  2.93%, 10/28/08                                           2,000          2,000
  2.92%, 11/03/08                                           5,000          5,000
  2.92%, 01/09/09                                           3,000          3,000
STATE STREET BANK & TRUST
  2.71%, 10/07/08                                           4,000          4,000
  2.71%, 10/15/08                                           2,000          2,000
SUMITOMO MITSUI BANKING CORP.
  2.74%, 10/16/08                                          13,000         13,000
SVENSKA HANDELSBANKEN AB
  2.79%, 10/09/08                                           7,000          7,004
TORONTO DOMINION BANK
  2.85%, 11/05/08                                           2,000          2,000
  3.20%, 01/15/09                                           5,000          5,000
  3.01%, 02/17/09                                           1,000          1,000
  2.88%, 02/19/09                                           3,000          3,000
UBS AG
  2.82%, 10/15/08                                           4,000          4,000
  2.94%, 10/16/08                                           8,000          8,000
  3.00%, 10/21/08                                           2,000          2,000
UNICREDITO ITALIANO S.P.A.
  2.95%, 10/16/08                                           3,000          3,000
  3.12%, 01/26/09                                           1,000          1,000
  3.20%, 02/17/09                                           7,000          7,000
UNION BANK OF CALIFORNIA
  2.74%, 10/16/08                                           1,000          1,000
  3.11%, 01/07/09                                           2,000          2,000
  3.10%, 03/12/09                                           2,000          2,000
WESTPAC BANKING CORP.
  2.71%, 11/06/08                                           3,000          3,000
                                                                     -----------
                                                                         333,004
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 22.2%
--------------------------------------------------------------------------------
AUSTRALIA & NEW ZEALAND
  BANKING GROUP LTD.
  3.16%, 12/17/08                                           3,000          2,980
BANK OF AMERICA CORP.
  2.74%, 10/10/08                                           5,000          4,997
  2.74%, 11/14/08                                           5,000          4,983
  3.02%, 11/24/08                                           4,000          3,982
  3.01%, 02/04/09                                           1,000            990
BANK OF SCOTLAND PLC
  2.68%, 11/12/08                                           3,000          2,991
CANCARA ASSET SECURITIZATION, L.L.C.
  2.76%, 10/02/08 (a)(b)(c)                                 3,000          3,000
  2.87%, 10/16/08 (a)(b)(c)                                 6,000          5,993
CHARIOT FUNDING, L.L.C.
  2.66%, 10/24/08 (a)(b)(c)                                 5,000          4,992
CITIGROUP FUNDING, INC.
  3.04%, 10/15/08 (a)                                       1,000            999
  3.05%, 11/07/08 (a)                                       1,000            997
  3.06%, 11/21/08 (a)                                       1,000            996
DAKOTA CP NOTES OF CITIBANK
  CREDIT CARD ISSUANCE TRUST
  2.89%, 10/22/08 (b)(c)                                    7,000          6,988
GEMINI SECURITIZATION CORP., L.L.C.
  2.81%, 12/01/08 (a)(b)(c)                                 1,000            995
  2.93%, 01/14/09 (a)(b)(c)                                 2,000          1,983
GENERAL ELECTRIC CAPITAL CORP.
  3.16%, 03/13/09                                           6,000          5,916
  2.76%, 03/17/09                                           9,000          8,886
  2.76%, 03/18/09                                           8,000          7,898
GENERAL ELECTRIC CAPITAL
  SERVICES
  2.90%, 02/25/09                                           2,000          1,977
JP MORGAN CHASE & CO.
  3.03%, 12/17/08                                           9,000          8,943
  2.94%, 02/20/09                                           4,000          3,954
KBC FINANCIAL PRODUCTS
  INTERNATIONAL, LTD.
  3.12%, 03/05/09 (a)(c)                                    1,000            987
MONT BLANC CAPITAL CORP.
  2.87%, 10/09/08 (a)(b)(c)                                 1,000            999
  2.87%, 10/10/08 (a)(b)(c)                                 2,000          1,999
  2.72%, 11/10/08 (a)(b)(c)                                 1,000            997
NATIONWIDE BUILDING SOCIETY
  U.S.
  2.92%, 11/05/08                                           5,000          4,986
OLD LINE FUNDING, L.L.C.
  2.80%, 10/01/08 (a)(b)(c)                                10,000         10,000
  2.82%, 10/15/08 (a)(b)(c)                                 5,000          4,995
PARK AVENUE RECEIVABLES CO.,
  L.L.C.
  2.64%, 11/03/08 (a)(b)(c)                                 8,000          7,981
RABOBANK USA FINANCIAL CORP.
  0.50%, 10/01/08 (a)                                      20,000         20,000
RANGER FUNDING CO., L.L.C.
  2.73%, 10/02/08 (a)(b)(c)                                 5,000          5,000
  2.74%, 11/04/08 (a)(b)(c)                                12,000         11,969
RECKITT BENCKISER TREASURY
  SERVICES PLC
  2.89%, 12/12/08 (a)(c)                                    2,000          1,988
ROYAL BANK OF SCOTLAND GROUP
  PLC
  3.12%, 03/11/09                                           1,000            986
SAN PAOLO IMI U.S. FINANCIAL CO.
  3.12%, 01/05/09 (a)                                       3,000          2,975
SKANDINAVISKA ENSKILDA BANKEN
  AB
  2.79%, 11/10/08                                           2,000          1,994

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
SOLITAIRE FUNDING, L.L.C.
  2.96%, 10/31/08 (a)(b)(c)                                 1,000            998
  3.23%, 12/17/08 (a)(b)(c)                                 1,000            993
  3.21%, 01/06/09 (a)(b)(c)                                 7,000          6,940
STADSHYPOTEK DELAWARE, INC.
  2.76%, 11/10/08 (a)(c)                                    4,000          3,988
SWEDBANK AB
  2.93%, 10/08/08                                           1,000            999
TORONTO DOMINION BANK
  3.19%, 02/05/09                                           2,000          1,978
UNICREDIT BANK (IRELAND) PLC
  3.16%, 02/03/09 (a)(c)                                    2,000          1,978
WESTPAC BANKING CORP.
  3.20%, 02/09/09 (c)                                       5,000          4,943
WHISTLEJACKET CAPITAL, L.L.C., (SIV)
  5.30%, 04/15/08 (b)(c)(d)(e)                              2,000          2,000
  5.33%, 05/19/08 (b)(c)(d)(e)                              1,000          1,000
YORKTOWN CAPITAL, L.L.C.
  2.74%, 11/19/08 (a)(b)(c)                                 4,000          3,985
                                                                     -----------
                                                                         193,098
FIXED-RATE DISCOUNT NOTES 25.6%
--------------------------------------------------------------------------------
FANNIE MAE
  2.43%, 10/06/08                                           2,000          1,999
  2.10%, 10/16/08                                           7,000          6,994
  2.40%, 10/21/08                                          12,000         11,984
  2.06%, 11/05/08                                           2,000          1,996
FEDERAL HOME LOAN BANK
  2.35%, 10/03/08                                           4,000          3,999
  2.36%, 10/08/08                                           8,000          7,996
  2.41%, 10/14/08                                           6,000          5,995
  2.36%, 10/20/08                                          15,000         14,981
  2.45%, 11/06/08                                          50,000         49,878
  2.54%, 11/07/08                                           9,000          8,977
  2.20%, 11/14/08                                          16,000         15,957
  2.13%, 12/15/08                                           5,000          4,978
  3.23%, 01/15/09                                          15,000         14,859
FREDDIE MAC
  2.35%, 10/20/08                                           1,200          1,198
  2.66%, 10/22/08                                          10,000          9,985
  2.46%, 11/03/08                                           7,000          6,984
  2.52%, 11/10/08                                           5,000          4,986
  2.41%, 11/19/08                                          39,000         38,873
  2.11%, 12/23/08                                          10,000          9,952
                                                                     -----------
                                                                         222,571
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $766,673)                                                          766,673
                                                                     -----------
VARIABLE-RATE OBLIGATIONS 5.4% OF NET ASSETS
ABBEY NATIONAL TREASURY
  SERVICES PLC
  2.73%, 10/02/08 (a)                                       3,000          3,000
ANZ NATIONAL (INT'L) LTD.
  3.03%, 11/27/08 (a)                                       4,000          4,000
BARCLAYS BANK PLC
  3.18%, 11/21/08                                           7,000          7,000
CITY OF PALM SPRINGS, CALIFORNIA
  9.85%, 10/02/08 (a)                                       8,000          8,000
COMMONWEALTH BANK OF
  AUSTRALIA
  3.05%, 11/03/08                                           5,000          5,000
NEW YORK CITY IDA
  4.42%, 10/02/08 (a)                                         125            125
ROYAL BANK OF CANADA
  3.01%, 11/19/08                                          10,000         10,000
WACHOVIA BANK, N.A.
  2.99%, 11/25/08                                          10,000         10,000
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $47,125)                                                            47,125
                                                                     -----------

                                                         FACE/
                                                        MATURITY
ISSUER                                                   AMOUNT           VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
OTHER INVESTMENTS 7.3% OF NET ASSETS

REPURCHASE AGREEMENTS 7.3%
--------------------------------------------------------------------------------
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of
  $25,500.
  2.20%, issued 09/30/08,
    due 10/01/08                                           25,002         25,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with
  a value of $39,449.
  1.80%, issued 09/30/08,
    due 10/01/08                                           38,677         38,674
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $63,674)                                                            63,674
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000.)

At 09/30/08, the tax basis cost of the fund's investments was $877,472.

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $97,691 or 11.2% of net assets.
(d) Illiquid security. At the period end, the value of these amounted to $3,000 or 0.3% of net assets.

SCHWAB RETIREMENT ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

(e) Security is in Default. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle ("SIV"), experienced an "enforcement event" that has led to the appointment of a Receiver to manage Whistlejacket's operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the funds. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the funds met on February 12, 2008 and, based on the recommendation of the funds' investment adviser, determined that it was not in the best interest of the funds to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the funds that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the funds met on February 21, 2008 and, based on the recommendation of the funds' investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. The Fund is pursuing remedial efforts to obtain repayment of the principal and interest owed on the investment.

IDA -- Industrial development authority

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                                       $0
Level 2 - Other Significant Observable Inputs                            877,472
Level 3 - Significant Unobservable Iuputs                                      0
                                                                  --------------
TOTAL                                                                   $877,472
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB INVESTOR MONEY FUND(TM)

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   87.1%  FIXED-RATE
          OBLIGATIONS                                    2,043,378     2,043,378
    3.7%  VARIABLE-RATE                                     88,260        88,260
          OBLIGATIONS
    9.2%  OTHER INVESTMENTS                                215,299       215,299
--------------------------------------------------------------------------------
  100.0%  TOTAL INVESTMENTS                              2,346,937     2,346,937
    0.0%  OTHER ASSETS AND
          LIABILITIES, NET                                                  (443)
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                   2,346,494

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
FIXED-RATE OBLIGATIONS 87.1% OF NET ASSETS

BANK NOTES 1.5%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  2.74%, 10/09/08                                          13,000         13,000
  2.83%, 11/20/08                                          10,000         10,000
WELLS FARGO BANK, N.A.
  2.65%, 11/10/08                                          11,000         11,000
                                                                     -----------
                                                                          34,000
CERTIFICATES OF DEPOSIT 42.9%
--------------------------------------------------------------------------------
ABN AMRO BANK N.V.
  3.13%, 12/16/08                                           6,000          6,000
ALLIED IRISH BANK PLC
  2.85%, 10/21/08                                           4,000          4,000
AUSTRALIA & NEW ZEALAND BANKING
GROUP LTD.
  2.78%, 10/07/08                                          14,000         14,000
  2.77%, 11/04/08                                           5,000          5,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  2.72%, 10/08/08                                           5,000          5,000
  2.70%, 10/15/08                                           3,000          3,000
  2.79%, 12/04/08                                           7,000          7,000
  3.20%, 12/19/08                                           4,000          4,000
  3.16%, 01/27/09                                           8,000          8,000
BANCO SANTANDER CENTRAL
  HISPANO S.A.
  3.06%, 02/12/09                                          20,000         20,007
BANK OF NOVA SCOTIA
  2.75%, 10/07/08                                           1,000          1,000
  2.77%, 10/07/08                                           5,000          5,000
  2.75%, 10/10/08                                          18,000         18,000
  2.45%, 10/15/08                                          12,000         12,000
BANK OF SCOTLAND PLC
  3.10%, 10/22/08                                           1,000          1,000
BANK OF THE WEST
  2.79%, 10/27/08                                           1,000          1,000
BANK OF TOKYO MITSUBISHI UFJ LTD.
  2.83%, 12/02/08                                          14,000         14,000
  2.81%, 12/04/08                                           7,000          7,000
BARCLAYS BANK PLC
  3.10%, 10/20/08                                          14,000         14,000
  2.99%, 12/11/08                                           1,000          1,000
  2.85%, 03/10/09                                          15,000         15,000
BNP PARIBAS
  2.87%, 12/11/08                                          16,000         16,000
  3.06%, 12/23/08                                          34,000         34,000
  3.10%, 01/02/09                                          25,000         25,000
  3.06%, 01/06/09                                           2,000          2,000
  3.08%, 01/23/09                                           1,000          1,000
  3.08%, 02/18/09                                           2,000          2,000
  3.08%, 03/06/09                                           7,000          7,000
  3.09%, 03/11/09                                           4,000          4,000
BRANCH BANKING & TRUST
  2.70%, 11/06/08                                           6,000          6,000
CALYON
  3.14%, 03/02/09                                           4,000          4,000
CHASE BANK (USA)
  2.84%, 01/08/09                                          15,000         15,000
  2.82%, 01/09/09                                          20,000         20,000
  2.83%, 01/13/09                                           2,000          2,000
CITIBANK, N.A.
  2.73%, 10/15/08                                           3,000          3,000
  2.45%, 10/17/08                                          10,000         10,001
  2.75%, 11/14/08                                           3,000          3,000
  2.77%, 11/18/08                                          10,000         10,000
COMMONWEALTH BANK OF
  AUSTRALIA
  2.72%, 10/15/08                                          11,000         11,000
CREDIT AGRICOLE S.A.
  2.78%, 10/22/08                                          17,000         17,000
  3.28%, 12/19/08                                           7,000          7,000
  3.12%, 01/05/09                                          12,000         12,000
  3.11%, 01/26/09                                           9,000          9,000
CREDIT SUISSE
  3.13%, 01/23/09                                          17,000         17,000
DEPFA BANK PLC
  3.14%, 12/15/08                                           5,000          5,000
DNB NOR BANK ASA
  3.06%, 01/05/09                                          13,000         13,000
  3.06%, 02/20/09                                           3,000          3,000
  3.06%, 02/27/09                                           4,000          4,000

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
HARRIS N.A.
  3.10%, 01/16/09                                           6,000          6,000
HSBC BANK PLC
  2.79%, 11/12/08                                           1,000          1,000
  3.18%, 12/30/08                                           2,000          2,000
HSBC BANK USA
  3.08%, 02/27/09                                           9,000          8,999
ING BANK N.V.
  3.11%, 01/12/09                                          10,000         10,000
  3.12%, 01/16/09                                          10,000         10,000
  3.12%, 01/29/09                                           5,000          5,000
  3.11%, 02/06/09                                           1,000          1,000
  3.10%, 02/10/09                                          10,000         10,000
  3.10%, 02/12/09                                           4,000          4,000
INTESA SANPAOLO
  3.13%, 01/07/09                                           2,000          2,000
  3.11%, 01/12/09                                          17,000         17,000
  3.13%, 01/26/09                                           8,000          8,000
  3.15%, 02/20/09                                          10,000         10,000
  3.14%, 02/23/09                                          15,000         15,000
JPMORGAN CHASE BANK
  2.87%, 03/13/09                                           7,000          7,000
LLOYDS TSB BANK PLC
  2.60%, 10/08/08                                          10,000         10,000
  2.61%, 10/17/08                                          18,000         18,000
  2.61%, 11/17/08                                           8,000          8,000
MITSUBISHI UFJ TRUST & BANKING
  CORP.
  2.82%, 10/27/08                                           1,000          1,000
  2.73%, 11/03/08                                          14,000         14,000
MIZUHO CORPORATE BANK LTD.
  2.83%, 12/01/08                                          28,000         28,000
  2.83%, 12/05/08                                           8,000          8,000
NATIONAL AUSTRALIA BANK LTD.
  2.78%, 10/27/08                                          10,000         10,000
  2.77%, 11/14/08                                           9,000          9,000
NORDEA BANK FINLAND PLC
  2.52%, 12/18/08                                          20,000         20,000
  3.22%, 03/31/09                                           6,000          6,000
RABOBANK NEDERLAND
  2.71%, 10/10/08                                          22,000         22,000
  2.92%, 03/13/09                                          20,000         20,000
REGIONS BANK
  2.90%, 10/31/08                                           8,300          8,301
ROYAL BANK OF SCOTLAND PLC
  2.80%, 11/07/08                                          15,000         15,000
  3.24%, 12/18/08                                           6,000          6,000
  3.19%, 12/19/08                                          15,000         15,000
  2.98%, 01/09/09                                           7,000          7,000
SOCIETE GENERALE
  2.93%, 10/28/08                                          12,000         12,000
  2.86%, 11/17/08                                           5,000          5,000
  2.87%, 11/18/08                                           5,000          5,000
  2.94%, 01/08/09                                           1,000          1,000
STATE STREET BANK & TRUST
  2.71%, 10/07/08                                          15,000         15,000
SUMITOMO MITSUI BANKING CORP.
  2.74%, 10/16/08                                          14,000         14,000
  2.80%, 10/21/08                                          23,000         23,000
SVENSKA HANDELSBANKEN AB
  2.70%, 10/09/08                                          27,000         27,000
TORONTO DOMINION BANK
  2.85%, 11/05/08                                          32,000         32,000
  3.11%, 12/30/08                                           4,000          4,000
UBS AG
  2.82%, 10/15/08                                          14,000         14,000
  2.94%, 10/16/08                                          24,000         24,000
UNICREDITO ITALIANO S.P.A.
  3.17%, 01/14/09                                           5,000          5,000
  3.15%, 01/23/09                                           5,000          5,000
  3.15%, 02/11/09                                          12,000         12,000
UNION BANK OF CALIFORNIA
  2.74%, 10/16/08                                          12,000         12,000
  3.10%, 03/09/09                                           2,000          2,000
WESTPAC BANKING CORP.
  2.71%, 11/06/08                                          15,000         15,000
  2.73%, 11/06/08                                           5,000          5,000
  2.60%, 11/13/08                                           5,000          5,000
                                                                     -----------
                                                                       1,006,308
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 26.4%
--------------------------------------------------------------------------------
ALPINE SECURITZATION CORP.
  2.53%, 10/06/08 (a)(b)(c)                                16,000         15,994
  2.51%, 10/10/08 (a)(b)(c)                                 6,000          5,996
ANGLO IRISH BANK
  2.92%, 10/09/08 (c)                                       8,000          7,995
ANZ NATIONAL (INT'L) LTD.
  3.04%, 10/21/08 (a)                                       2,000          1,997
AUSTRALIA & NEW ZEALAND
  BANKING GROUP LTD.
  3.16%, 12/17/08                                          12,000         11,920
BANK OF AMERICA CORP.
  2.73%, 10/01/08                                           4,000          4,000
  2.74%, 10/10/08                                          13,000         12,991
  2.73%, 11/03/08                                          40,000         39,901
  2.74%, 11/14/08                                           3,000          2,990
  2.83%, 11/20/08                                           2,000          1,992
  3.04%, 03/02/09                                          24,000         23,697
BANK OF SCOTLAND PLC
  2.68%, 11/12/08                                          10,000          9,969
CANCARA ASSET SECURITIZATION,
  L.L.C.
  2.77%, 10/01/08 (a)(b)(c)                                31,000         31,000
CHARIOT FUNDING, L.L.C.
  2.66%, 10/24/08 (a)(b)(c)                                21,000         20,964
CITIGROUP FUNDING, INC.
  2.86%, 10/07/08 (a)                                       3,000          2,999
  3.04%, 10/15/08 (a)                                       1,000            999
  2.82%, 11/04/08 (a)                                      14,000         13,963
  3.04%, 11/12/08 (a)                                      10,000          9,965
  3.05%, 11/25/08 (a)                                       5,000          4,977
  3.08%, 01/09/09 (a)                                       2,000          1,983
DAKOTA CP NOTES OF CITIBANK CREDIT
  CARD ISSUANCE TRUST
  2.78%, 10/17/08 (b)(c)                                   13,000         12,984
  2.89%, 10/22/08 (b)(c)                                   13,000         12,978
  2.89%, 11/14/08 (b)(c)                                    3,000          2,989

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
DNB NOR BANK ASA
  2.53%, 12/15/08                                           1,000            995
GEMINI SECURITIZATION CORP., L.L.C.
  2.68%, 11/05/08 (a)(b)(c)                                 7,000          6,982
  2.81%, 12/01/08 (a)(b)(c)                                19,000         18,910
  2.93%, 01/14/09 (a)(b)(c)                                 1,000            992
GENERAL ELECTRIC CAPITAL CORP.
  2.98%, 12/22/08                                          10,000          9,933
  2.90%, 02/25/09                                          27,000         26,685
  2.76%, 03/17/09                                          14,000         13,823
  2.76%, 03/18/09                                          13,000         12,835
GREENWICH CAPITAL HOLDINGS,
  INC.
  3.16%, 12/19/08 (a)                                       4,000          3,973
JP MORGAN CHASE & CO.
  2.83%, 01/09/09                                          10,000          9,922
  2.94%, 02/20/09                                          15,000         14,828
  2.94%, 03/03/09                                          12,000         11,852
KBC FINANCIAL PRODUCTS
  INTERNATIONAL, LTD.
  3.12%, 03/05/09 (a)(c)                                    3,000          2,960
KITTY HAWK FUNDING CORP.
  2.53%, 10/14/08 (a)(b)(c)                                 1,724          1,722
MONT BLANC CAPITAL CORP.
  2.89%, 10/14/08 (a)(b)(c)                                 6,000          5,994
  2.72%, 11/03/08 (a)(b)(c)                                 5,000          4,988
NATIONWIDE BUILDING SOCIETY U.S.
  2.92%, 10/14/08                                           6,000          5,994
  2.92%, 11/05/08                                           8,000          7,977
OLD LINE FUNDING, L.L.C.
  2.81%, 10/01/08 (a)(b)(c)                                12,000         12,000
  2.84%, 10/02/08 (a)(b)(c)                                21,277         21,275
  2.82%, 10/15/08 (a)(b)(c)                                 5,000          4,995
  2.70%, 10/20/08 (a)(b)(c)                                 4,000          3,994
PARK AVENUE RECEIVABLES CO.,
  L.L.C.
  2.64%, 11/03/08 (a)(b)(c)                                18,000         17,957
RABOBANK USA FINANCIAL CORP.
  0.50%, 10/01/08 (a)                                      20,000         20,000
RANGER FUNDING CO., L.L.C.
  2.73%, 10/02/08 (a)(b)(c)                                15,000         14,999
RECKITT BENCKISER TREASURY SERVICES
  PLC
  2.72%, 10/10/08 (a)(c)                                    4,000          3,997
  2.77%, 11/12/08 (a)(c)                                    1,000            997
SAN PAOLO IMI U.S. FINANCIAL CO.
  3.12%, 01/05/09 (a)                                       2,000          1,984
SOCIETE GENERALE NORTH
  AMERICA, INC.
  2.82%, 10/21/08 (a)                                       1,000            998
SOLITAIRE FUNDING, L.L.C.
  2.82%, 10/06/08 (a)(b)(c)                                 2,000          1,999
  2.94%, 10/30/08 (a)(b)(c)                                 4,000          3,991
  2.89%, 12/08/08 (a)(b)(c)                                25,000         24,864
SWEDBANK AB
  2.85%, 11/12/08                                          11,000         10,964
THUNDER BAY FUNDING, L.L.C.
  2.68%, 10/14/08 (a)(b)(c)                                20,000         19,981
  2.76%, 11/06/08 (a)(b)(c)                                 2,000          1,994
TICONDEROGA FUNDING, L.L.C.
  2.79%, 11/19/08 (a)(b)(c)                                 3,000          2,989
UNICREDIT BANK (IRELAND) PLC
  3.16%, 02/03/09 (a)(c)                                   16,500         16,322
WESTPAC BANKING CORP.
  3.20%, 02/09/09 (c)                                       5,000          4,943
WHISTLEJACKET CAPITAL, L.L.C., (SIV)
  3.10%, 03/25/08 (b)(c)(d)(e)                              2,000          2,000
  5.30%, 04/15/08 (b)(c)(d)(e)                              4,000          4,000
  5.33%, 05/19/08 (b)(c)(d)(e)                              2,000          2,000
  5.42%, 06/16/08 (b)(c)(d)(e)                              2,000          2,000
YORKTOWN CAPITAL, L.L.C.
  2.74%, 11/19/08 (a)(b)(c)                                 2,000          1,993
                                                                     -----------
                                                                         619,844
FIXED-RATE DISCOUNT NOTES 16.3%
--------------------------------------------------------------------------------
FANNIE MAE
  2.43%, 10/06/08                                           6,000          5,998
  2.10%, 10/16/08                                           5,000          4,996
  2.44%, 10/17/08                                           7,000          6,992
  2.06%, 11/05/08                                          26,000         25,948
  2.11%, 12/10/08                                          25,000         24,898
FEDERAL HOME LOAN BANK
  2.28%, 10/02/08                                           6,000          6,000
  2.35%, 10/03/08                                           6,000          5,999
  2.43%, 10/03/08                                           6,000          5,999
  2.05%, 10/07/08                                          29,000         28,990
  2.36%, 10/08/08                                          20,000         19,991
  2.05%, 10/09/08                                          29,000         28,987
  2.41%, 10/14/08                                           9,000          8,992
  2.10%, 10/17/08                                          15,000         14,986
  2.36%, 10/20/08                                          11,000         10,986
  2.45%, 11/06/08                                          50,000         49,878
  2.54%, 11/07/08                                          20,000         19,948
  2.20%, 11/14/08                                          22,000         21,941
FREDDIE MAC
  2.41%, 10/14/08                                           4,000          3,997
  2.52%, 11/10/08                                          30,000         29,916
  2.41%, 11/19/08                                          32,000         31,896
  2.51%, 11/21/08                                          11,000         10,961
  2.11%, 12/23/08                                          15,000         14,927
                                                                     -----------
                                                                         383,226
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $2,043,378)                                                      2,043,378
                                                                     -----------
VARIABLE-RATE OBLIGATIONS 3.7% OF NET ASSETS

ABBEY NATIONAL TREASURY
  SERVICES PLC
  2.73%, 10/02/08 (a)                                       1,000          1,000
ANZ NATIONAL (INT'L) LTD.
  3.03%, 11/27/08 (a)                                      10,000         10,000
CALIFORNIA POLLUTION CONTROL
  FINANCING
  AUTHORITY
  8.00%, 10/01/08 (a)                                       1,760          1,760
DANSKE CORP.
  2.87%, 11/13/08 (a)(c)                                   15,000         15,000

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  2.88%, 11/17/08 (a)(c)                                   15,000         15,000
EAGLE COUNTY COLORADO TAXABLE
  HOUSING FACILITIES
  8.05%, 10/02/08 (a)                                       1,500          1,500
ROYAL BANK OF CANADA
  3.01%, 11/19/08                                          25,000         25,000
WACHOVIA BANK, N.A.
  2.99%, 11/25/08                                          15,000         15,000
WESTPAC BANKING CORP.
  3.11%, 11/20/08                                           4,000          4,000
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $88,260)                                                            88,260
                                                                     -----------

                                                          FACE/
                                                        MATURITY
ISSUER                                                   AMOUNT         VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
OTHER INVESTMENTS 9.2% OF NET ASSETS

REPURCHASE AGREEMENTS 9.2%
--------------------------------------------------------------------------------
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement Collateralized by U.S. Government
  Securities with a value of $214,200
  2.20%, issued 09/30/08,
    due 10/01/08                                          210,013        210,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government
  Securities with a value of $5,407
  1.80%, issued 09/30/08,
    due 10/01/08                                            5,299          5,299
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $215,299)                                                          215,299
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $2,346,937.

(a) Credit-enhanced security.
(b) Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $352,738 or 15.1% of net assets.
(d) Illiquid security. At the period end, the value of these amounted to $10,000 or 0.5% of net assets.
(e) Security is in default. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle ("SIV"), experienced an "enforcement event" that has led to the appointment of a Receiver to manage Whistlejacket's operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the funds. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the funds met on February 12, 2008 and, based on the recommendation of the funds' investment adviser, determined that it was not in the best interest of the funds to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the funds that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the funds met on February 21, 2008 and, based on the recommendation of the funds' investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. The Fund is pursuing remedial efforts to obtain repayment of the principal and interest owed on the investment.

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

SCHWAB INVESTOR MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                                       $0
Level 2 - Other Significant Observable Inputs                          2,346,937
Level 3 - Significant Unobservable Inputs                                      0
                                                                  --------------
TOTAL                                                                 $2,346,937
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
  106.6%  U.S. GOVERNMENT                              32,269,098    32,269,098
          SECURITIES
--------------------------------------------------------------------------------
  106.6%  TOTAL INVESTMENTS                            32,269,098    32,269,098
  (6.6)%  OTHER ASSETS AND
          LIABILITIES, NET                                           (2,003,332)
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                 30,265,766

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
U.S. GOVERNMENT SECURITIES 106.6% OF NET ASSETS

TREASURY NOTES 0.2%
--------------------------------------------------------------------------------
U.S. TREASURY NOTES
  4.88%, 10/31/08                                          44,570         44,677
  2.50%, 03/31/09                                          14,020         14,188
                                                                     -----------
                                                                          58,865
U.S. TREASURY BILL 106.4%
--------------------------------------------------------------------------------
U.S. TREASURY BILLS
  0.05%, 10/02/08                                         300,000        300,000
  0.15%, 10/02/08                                       1,000,000        999,996
  1.51%, 10/02/08                                         190,065        190,057
  1.55%, 10/02/08                                          34,620         34,618
  1.60%, 10/02/08                                         180,000        179,992
  1.82%, 10/02/08                                         147,155        147,148
  1.83%, 10/02/08                                         100,000         99,995
  1.91%, 10/02/08                                         161,635        161,626
  0.05%, 10/09/08                                         100,000         99,999
  0.08%, 10/09/08                                           4,785          4,785
  0.10%, 10/09/08                                       1,500,000      1,499,967
  1.36%, 10/09/08                                         150,000        149,955
  1.41%, 10/09/08                                          95,000         94,970
  1.44%, 10/09/08                                           3,920          3,919
  1.46%, 10/09/08                                         100,000         99,968
  1.51%, 10/09/08                                          50,000         49,983
  1.57%, 10/09/08                                          50,000         49,983
  1.61%, 10/09/08                                          50,000         49,982
  1.78%, 10/09/08                                         140,000        139,945
  1.86%, 10/09/08                                           1,005          1,005
  1.88%, 10/09/08                                         400,000        399,834
  0.10%, 10/16/08                                         130,000        129,995
  0.20%, 10/16/08                                         300,000        299,975
  0.60%, 10/16/08                                         125,000        124,969
  0.75%, 10/16/08                                         100,000         99,969
  0.99%, 10/16/08                                         500,000        499,794
  1.30%, 10/16/08                                          11,445         11,439
  1.37%, 10/16/08                                          50,000         49,972
  1.42%, 10/16/08                                          40,000         39,977
  1.43%, 10/16/08                                          95,000         94,944
  1.47%, 10/16/08                                         100,000         99,939
  1.48%, 10/16/08                                          20,895         20,884
  1.49%, 10/16/08                                          40,000         39,975
  1.64%, 10/16/08                                          50,000         49,966
  1.68%, 10/16/08                                         100,000         99,930
  1.69%, 10/16/08                                         300,000        299,790
  0.01%, 10/23/08                                         150,000        149,999
  0.05%, 10/23/08                                         600,000        599,982
  0.10%, 10/23/08                                         150,000        149,991
  0.15%, 10/23/08                                         150,000        149,986
  0.30%, 10/23/08                                         300,000        299,945
  0.35%, 10/23/08                                         300,000        299,936
  1.43%, 10/23/08                                           1,995          1,993
  1.59%, 10/23/08                                         493,820        493,342
  1.63%, 10/23/08                                          32,700         32,668
  1.64%, 10/23/08                                          50,000         49,950
  1.67%, 10/23/08                                          30,000         29,970
  1.69%, 10/23/08                                          50,000         49,949
  1.73%, 10/23/08                                          60,000         59,937
  1.74%, 10/23/08                                          90,000         89,905
  0.05%, 10/30/08                                          50,000         49,998
  0.10%, 10/30/08                                         150,000        149,988
  0.15%, 10/30/08                                         150,000        149,982
  0.35%, 10/30/08                                         150,000        149,958
  0.45%, 10/30/08                                         275,000        274,900
  0.99%, 10/30/08                                         500,000        499,601
  1.15%, 10/30/08                                         100,000         99,907
  1.64%, 10/30/08                                         400,000        399,473
  1.71%, 10/30/08                                         200,000        199,726
  1.72%, 10/30/08                                         200,000        199,726
  1.80%, 10/30/08                                          50,000         49,928
  0.02%, 11/06/08                                          50,000         49,999
  0.15%, 11/06/08                                         165,000        164,975
  0.25%, 11/06/08                                          75,000         74,981
  0.40%, 11/06/08                                         400,000        399,840
  0.45%, 11/06/08                                       1,000,000        999,550
  0.50%, 11/06/08                                         500,000        499,750
  0.60%, 11/06/08                                         100,000         99,940
  1.45%, 11/06/08                                          90,000         89,869
  1.65%, 11/06/08                                         500,000        499,175
  1.69%, 11/06/08                                         100,000         99,831
  1.70%, 11/06/08                                         400,000        399,324
  1.71%, 11/06/08                                         200,000        199,660
  1.73%, 11/06/08                                          40,000         39,932
  1.76%, 11/06/08                                          50,000         49,913
  1.91%, 11/06/08                                          50,000         49,905
  2.03%, 11/06/08                                           7,135          7,121
  2.11%, 11/06/08                                           6,285          6,272

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  2.12%, 11/06/08                                          50,000         49,895
  0.05%, 11/13/08                                         200,000        199,988
  0.10%, 11/13/08                                         300,000        299,964
  0.38%, 11/13/08                                          50,000         49,977
  1.45%, 11/13/08                                          87,995         87,843
  1.56%, 11/13/08                                          90,000         89,833
  1.77%, 11/13/08                                          50,000         49,895
  1.85%, 11/13/08                                         400,000        399,121
  1.87%, 11/13/08                                          50,000         49,889
  1.96%, 11/13/08                                         100,000         99,767
  2.10%, 11/13/08                                         100,000         99,752
  2.14%, 11/13/08                                          45,055         44,941
  0.02%, 11/20/08                                          55,000         54,998
  0.10%, 11/20/08                                         250,000        249,965
  0.15%, 11/20/08                                         200,635        200,593
  0.20%, 11/20/08                                          65,000         64,982
  0.50%, 11/20/08                                         150,000        149,896
  0.60%, 11/20/08                                         200,000        199,833
  0.95%, 11/20/08                                         100,000         99,868
  1.58%, 11/20/08                                         340,000        339,256
  1.59%, 11/20/08                                          99,625         99,406
  1.64%, 11/20/08                                         143,875        143,549
  1.65%, 11/20/08                                          50,000         49,886
  1.71%, 11/20/08                                         250,000        249,410
  1.72%, 11/20/08                                         500,000        498,812
  1.76%, 11/20/08                                         100,000         99,757
  1.81%, 11/20/08                                         263,410        262,750
  1.91%, 11/20/08                                          50,000         49,869
  1.99%, 11/20/08                                          50,000         49,863
  0.02%, 11/28/08                                          55,000         54,998
  0.03%, 11/28/08                                         100,000         99,995
  0.60%, 11/28/08                                          25,000         24,976
  1.72%, 11/28/08                                         200,000        199,449
  1.94%, 11/28/08                                          76,440         76,204
  2.00%, 11/28/08                                          75,000         74,761
  0.10%, 12/04/08                                         300,000        299,947
  0.25%, 12/04/08                                         450,000        449,800
  0.27%, 12/04/08                                         200,000        199,904
  1.41%, 12/04/08                                         500,000        498,747
  1.64%, 12/04/08                                         100,000         99,691
  1.67%, 12/04/08                                          10,745         10,713
  1.75%, 12/04/08                                         150,000        149,564
  1.76%, 12/04/08                                         100,000         99,689
  1.94%, 12/04/08                                         200,000        199,317
  1.95%, 12/04/08                                          50,000         49,828
  1.96%, 12/04/08                                          50,000         49,828
  1.97%, 12/04/08                                          94,950         94,621
  2.04%, 12/04/08                                         115,670        115,255
  0.20%, 12/11/08                                          50,000         49,980
  1.48%, 12/11/08                                         130,000        129,601
  1.69%, 12/11/08                                         298,075        297,107
  2.01%, 12/11/08                                         150,000        149,412
  2.02%, 12/11/08                                          50,000         49,803
  2.07%, 12/11/08                                          50,000         49,798
  0.05%, 12/18/08                                         350,000        349,962
  0.75%, 12/18/08                                         200,000        199,675
  0.95%, 12/18/08                                         100,000         99,794
  1.52%, 12/18/08                                          50,000         49,836
  1.56%, 12/18/08                                         250,000        249,160
  1.60%, 12/18/08                                         190,000        189,343
  1.61%, 12/18/08                                         110,000        109,619
  2.27%, 12/18/08                                          40,000         39,805
  2.28%, 12/18/08                                         100,000         99,512
  2.29%, 12/18/08                                          75,000         74,633
  2.38%, 12/18/08                                         100,000         99,491
  1.20%, 12/26/08                                         125,000        124,642
  1.43%, 12/26/08                                         291,210        290,222
  1.10%, 01/02/09                                       1,500,000      1,495,783
  0.60%, 01/08/09                                         150,000        149,752
  0.70%, 01/08/09                                         200,000        199,615
  0.85%, 01/08/09                                         200,000        199,532
  1.09%, 01/08/09                                             956            953
  1.33%, 01/08/09                                         621,000        618,746
  1.62%, 01/08/09                                          92,705         92,295
  1.66%, 01/08/09                                         600,000        597,277
  2.07%, 01/08/09                                         200,000        198,872
  2.08%, 01/08/09                                         106,450        105,847
  1.31%, 01/15/09                                           6,850          6,824
  1.73%, 01/15/09                                         100,000         99,495
  1.82%, 01/15/09                                         100,000         99,470
  2.01%, 01/15/09                                         300,000        298,242
  1.89%, 01/22/09                                         200,000        198,826
  1.96%, 01/22/09                                          50,000         49,696
  0.99%, 02/05/09                                          75,000         74,738
  1.94%, 02/05/09                                         100,000         99,321
  1.97%, 02/12/09                                         300,000        297,822
  2.04%, 02/12/09                                         100,000         99,248
  1.90%, 02/26/09                                         200,000        198,450
  1.93%, 02/26/09                                           6,840          6,786
  1.97%, 02/26/09                                         200,000        198,397
  1.91%, 03/05/09                                         200,920        199,285
  1.92%, 03/05/09                                         250,000        247,955
  1.96%, 03/05/09                                         150,000        148,747
  1.86%, 03/12/09                                         100,000         99,170
  1.92%, 03/12/09                                         350,000        347,007
  0.83%, 03/19/09                                         125,000        124,513
  1.38%, 03/19/09                                         300,000        298,071
  1.81%, 03/19/09                                         100,000         99,160
  1.61%, 03/26/09                                         100,000         99,218
  1.52%, 07/02/09                                         100,000         98,858
                                                                     -----------
                                                                      32,210,233
                                                                     -----------
TOTAL U.S. GOVERNMENT SECURITIES
(COST $32,269,098)                                                    32,269,098
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $32,269,098.

SCHWAB U.S. TREASURY MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                                       $0
Level 2 - Other Significant Observable Inputs                         32,269,098
Level 3 - Significant Unobservable Inputs                                      0
                                                                  --------------
TOTAL                                                                $32,269,098
                                                                  --------------

THE CHARLES SCHWAB FAMILY OF FUNDS
SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS As of September 30, 2008, (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

                                                         COST           VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
   87.8%  FIXED-RATE OBLIGATIONS                       46,585,321     46,585,321
    5.6%  VARIABLE-RATE                                 2,986,401      2,986,401
          OBLIGATIONS
    7.5%  OTHER INVESTMENTS                             3,956,716      3,956,716
--------------------------------------------------------------------------------
  100.9%  TOTAL INVESTMENTS                            53,528,438     53,528,438
  (0.9)%  OTHER ASSETS AND
          LIABILITIES                                                   (480,547)
--------------------------------------------------------------------------------
  100.0%  NET ASSETS                                                  53,047,891

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
FIXED-RATE OBLIGATIONS 87.8% OF NET ASSETS
BANK NOTES 3.0%
--------------------------------------------------------------------------------
BANK OF AMERICA, N.A.
  2.74%, 10/09/08                                          21,000         21,000
  2.76%, 11/04/08                                         325,000        325,000
  2.83%, 11/20/08                                         550,000        550,000
  2.86%, 01/12/09                                          60,000         60,000
  2.92%, 01/15/09                                          60,000         60,000
WELLS FARGO BANK, N.A.
  2.64%, 10/29/08                                         595,000        595,000
                                                                     -----------
                                                                       1,611,000
CERTIFICATES OF DEPOSIT 48.8%
--------------------------------------------------------------------------------
ABBEY NATIONAL TREASURY SERVICES PLC
  3.07%, 01/16/09 (a)                                     264,000        264,000
ABN AMRO BANK N.V.
  2.80%, 11/12/08                                         200,000        200,000
  2.85%, 11/17/08                                          30,000         29,998
  3.13%, 12/16/08                                          75,000         75,002
  3.11%, 02/23/09                                          15,000         15,001
ALLIED IRISH BANK PLC
  2.85%, 10/21/08                                          76,000         76,000
  2.75%, 10/23/08                                         160,000        160,000
AUSTRALIA & NEW ZEALAND BANKING
GROUP LTD.
  2.78%, 10/03/08                                         134,000        134,000
  2.77%, 11/04/08                                          80,000         80,000
  2.68%, 11/13/08                                         113,000        113,000
  2.75%, 12/01/08                                         148,000        148,000
  2.90%, 12/10/08                                          24,000         24,000
BANCO BILBAO VIZCAYA ARGENTARIA S.A.
  2.70%, 10/08/08                                          50,000         50,000
  2.70%, 10/15/08                                          47,000         47,000
  2.79%, 12/04/08                                         410,000        410,004
  3.20%, 12/19/08                                          61,000         61,000
  3.14%, 01/14/09                                          62,000         62,000
  3.11%, 01/16/09                                          44,000         44,000
  3.08%, 01/20/09                                          15,000         15,000
  3.16%, 01/27/09                                          36,000         36,000
BANCO SANTANDER CENTRAL HISPANO
S.A.
  3.10%, 01/20/09                                         145,000        145,000
  3.06%, 02/12/09                                          40,000         40,013
  2.98%, 02/12/09                                          73,000         73,044
BANK OF NOVA SCOTIA
  2.75%, 10/07/08                                         406,000        406,000
  2.77%, 10/07/08                                          50,000         50,000
  2.75%, 10/10/08                                          50,000         50,000
  2.45%, 10/15/08                                          80,000         80,000
  2.61%, 10/16/08                                         100,000        100,000
  2.64%, 11/17/08                                         260,000        260,000
BANK OF SCOTLAND PLC
  3.10%, 10/22/08                                          48,000         48,011
  2.68%, 11/12/08                                         125,000        125,001
BANK OF THE WEST
  2.79%, 10/16/08                                          15,000         15,000
  2.79%, 10/27/08                                          20,000         20,000
  3.10%, 03/03/09                                          26,000         26,000
  3.11%, 03/09/09                                          65,000         65,000
  3.11%, 03/10/09                                         190,000        190,000
BANK OF TOKYO MITSUBISHI UFJ LTD.
  2.82%, 10/21/08                                          14,000         14,000
  2.82%, 11/05/08                                         165,000        165,000
  2.69%, 11/05/08                                         100,000        100,000
  2.81%, 11/21/08                                         250,000        250,000
  2.81%, 12/02/08                                          69,000         69,000
  2.81%, 12/04/08                                          42,000         42,000
  2.81%, 12/15/08                                          96,000         96,000
BARCLAYS BANK PLC
  3.10%, 10/20/08                                         365,000        365,000
  2.99%, 12/11/08                                          32,000         32,000
  3.35%, 01/26/09                                         125,000        125,000
  2.85%, 03/10/09                                         317,000        317,000
  3.12%, 03/12/09                                         110,000        110,000
BNP PARIBAS
  2.62%, 10/02/08                                         271,000        271,000
  2.74%, 10/21/08                                         100,000        100,000
  3.09%, 11/06/08                                          24,000         23,992
  3.15%, 12/19/08                                          21,000         21,000
  3.15%, 12/22/08                                          15,000         15,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT        VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
  3.14%, 12/23/08                                         160,000        160,000
  3.05%, 01/02/09                                         200,000        200,000
  3.10%, 01/02/09                                         375,000        375,002
  3.07%, 01/05/09                                          52,000         52,000
  3.06%, 01/16/09                                          16,000         16,000
  3.08%, 03/06/09                                         246,000        246,000
  3.10%, 03/09/09                                         165,000        165,000
  3.09%, 03/11/09                                         245,000        245,000
BRANCH BANKING & TRUST
  2.70%, 11/06/08                                         156,000        156,000
CALYON
  2.72%, 10/15/08                                          24,000         24,000
  3.13%, 02/06/09                                         145,000        145,000
CHASE BANK (USA)
  2.84%, 01/08/09                                         147,000        147,000
  2.82%, 01/09/09                                          17,000         17,000
  2.83%, 01/13/09                                         340,000        340,000
  2.95%, 03/16/09                                         444,000        444,000
CITIBANK, N.A.
  2.70%, 10/14/08                                         768,000        768,000
  2.73%, 10/15/08                                         149,000        149,000
  2.77%, 11/18/08                                         159,000        159,000
  2.74%, 12/11/08                                          61,000         61,000
  3.05%, 02/19/09                                         200,000        200,000
  3.04%, 02/24/09                                         265,000        265,000
COMMONWEALTH BANK OF AUSTRALIA
  2.72%, 10/15/08                                         191,000        191,000
  2.66%, 11/05/08                                         125,000        125,001
CREDIT AGRICOLE S.A.
  2.64%, 10/03/08                                         475,000        475,000
  2.78%, 10/22/08                                          45,000         45,000
  3.26%, 12/19/08                                         230,000        230,003
  3.28%, 12/19/08                                          79,000         79,000
  3.12%, 01/05/09                                         125,000        125,000
  3.24%, 01/20/09                                          74,000         74,001
  3.11%, 01/26/09                                          43,000         43,000
CREDIT SUISSE
  3.13%, 01/23/09                                         176,000        176,000
  3.12%, 01/27/09                                         210,000        210,000
DEPFA BANK PLC
  3.14%, 12/15/08                                          24,000         24,000
DNB NOR BANK ASA
  3.06%, 01/05/09                                          47,000         47,001
HARRIS N.A.
  3.10%, 01/16/09                                          96,000         96,000
  3.12%, 01/20/09                                          59,000         59,000
HSBC BANK PLC
  2.77%, 10/31/08                                         100,000        100,001
  2.79%, 11/12/08                                          56,000         56,000
  3.18%, 12/30/08                                         124,000        124,003
  3.15%, 12/30/08                                          67,000         67,006
  3.12%, 01/30/09                                          40,000         40,000
ING BANK N.V.
  2.87%, 11/04/08                                          90,000         90,000
  2.92%, 12/04/08                                         165,000        165,000
  2.97%, 12/10/08                                         240,000        240,000
  3.12%, 01/06/09                                          67,000         67,000
  3.11%, 01/12/09                                         133,000        133,000
  3.11%, 01/15/09                                         115,000        115,000
  3.11%, 01/28/09                                           8,000          8,000
  3.12%, 01/29/09                                          25,000         25,000
  3.11%, 02/06/09                                          67,000         67,000
  3.10%, 02/12/09                                         129,000        129,000
INTESA SANPAOLO
  2.80%, 10/14/08                                          25,000         25,000
  2.80%, 10/23/08                                          50,000         50,000
  2.83%, 10/23/08                                          99,000         99,000
  3.03%, 01/12/09                                           8,000          8,000
  3.11%, 01/12/09                                         202,000        202,000
  3.13%, 01/26/09                                          74,000         74,000
  3.15%, 02/20/09                                         165,000        165,000
  3.14%, 02/23/09                                          26,000         26,000
  3.12%, 02/27/09                                          64,000         64,000
  3.11%, 03/04/09                                          20,000         20,000
  3.13%, 03/05/09                                          70,000         70,000
JPMORGAN CHASE BANK
  2.87%, 03/13/09                                         173,000        173,000
LLOYDS TSB BANK PLC
  2.61%, 10/09/08                                          76,000         76,000
  2.62%, 11/10/08                                         200,000        200,000
  2.58%, 11/13/08                                         615,000        615,000
  2.61%, 11/17/08                                          38,000         38,000
MITSUBISHI UFJ TRUST & BANKING
CORP.
  2.84%, 10/03/08                                          17,000         17,000
  2.84%, 10/31/08                                         105,000        105,000
  2.85%, 11/24/08                                          74,000         74,000
MIZUHO CORPORATE BANK LTD.
  2.80%, 10/14/08                                          19,000         19,000
  2.79%, 10/29/08                                          82,000         82,000
  2.69%, 11/12/08                                         185,000        185,000
  2.83%, 12/01/08                                         386,000        386,000
  2.83%, 12/02/08                                          72,000         72,000
  2.83%, 12/05/08                                          68,000         68,000
NATIONAL AUSTRALIA BANK LTD.
  2.66%, 10/01/08                                         350,000        350,000
  2.78%, 10/27/08                                          50,000         50,000
  2.76%, 11/04/08                                          50,000         50,000
  2.77%, 11/12/08                                         200,000        200,000
  2.77%, 11/14/08                                         290,000        290,002
NORDEA BANK FINLAND PLC
  2.52%, 12/17/08                                          25,000         25,000
  2.52%, 12/18/08                                         329,000        329,000
  3.22%, 03/31/09                                          40,000         40,001
RABOBANK NEDERLAND
  2.71%, 10/09/08                                         118,000        118,000
  2.71%, 10/10/08                                         245,000        245,000
  2.52%, 11/18/08                                         300,000        300,000
  2.98%, 03/04/09                                         331,000        331,000
  2.92%, 03/13/09                                          65,000         65,000
ROYAL BANK OF CANADA
  2.75%, 10/08/08                                         375,000        375,000
ROYAL BANK OF SCOTLAND PLC
  2.81%, 11/04/08                                         150,000        150,000
  2.80%, 11/07/08                                         355,000        355,000
  2.94%, 12/11/08                                          10,000         10,000
  3.24%, 12/18/08                                          42,000         42,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
SKANDINAVISKA ENSKILDA BANKEN AB
  2.79%, 10/06/08                                         149,000        149,000
  2.78%, 11/04/08                                          15,000         15,000
  2.90%, 11/06/08                                         100,000        100,000
  2.90%, 11/25/08                                          16,000         16,000
  2.94%, 01/05/09                                          28,000         28,000
SOCIETE GENERALE
  2.93%, 10/28/08                                         314,000        314,000
  2.92%, 11/03/08                                          53,000         53,000
  2.86%, 11/17/08                                         245,000        245,000
  2.92%, 01/09/09                                          76,000         76,000
STATE STREET BANK & TRUST
  2.71%, 10/07/08                                         350,000        350,000
  2.71%, 10/15/08                                         100,000        100,000
SUMITOMO MITSUI BANKING CORP.
  2.56%, 10/10/08                                         160,000        160,000
  2.74%, 10/16/08                                         171,000        171,000
  2.75%, 10/20/08                                         232,000        232,000
  2.80%, 10/21/08                                         100,000        100,000
  2.75%, 10/27/08                                         237,000        237,001
SUMITOMO TRUST & BANKING CO.
  2.55%, 10/22/08                                         200,000        200,000
  2.71%, 11/10/08                                         100,000        100,000
  2.79%, 11/12/08                                          73,000         73,000
SVENSKA HANDELSBANKEN AB
  2.79%, 10/09/08                                          15,000         15,007
  3.08%, 12/30/08                                         320,000        320,004
TORONTO DOMINION BANK
  2.85%, 11/05/08                                         181,000        181,000
  3.11%, 12/30/08                                          20,000         20,000
  3.20%, 01/15/09                                          46,000         46,000
  3.21%, 01/22/09                                         275,000        275,000
  3.01%, 02/17/09                                          36,000         36,000
  3.04%, 03/05/09                                         150,000        150,000
  3.40%, 03/18/09                                          60,000         60,000
UBS AG
  2.82%, 10/15/08                                         160,000        160,000
  2.94%, 10/16/08                                         142,000        142,000
  3.01%, 10/17/08                                          25,000         25,000
UNICREDITO ITALIANO S.P.A.
  2.90%, 10/21/08                                         220,000        220,001
  2.88%, 11/19/08                                          45,000         45,000
  2.96%, 12/05/08                                         387,000        387,000
  3.17%, 01/14/09                                         215,000        215,006
  3.15%, 02/11/09                                          16,000         16,000
  3.19%, 02/13/09                                          80,000         80,001
UNION BANK OF CALIFORNIA
  2.74%, 10/16/08                                          93,000         93,000
  3.10%, 01/05/09                                          51,000         51,000
  3.11%, 01/07/09                                          38,000         38,000
  3.12%, 03/03/09                                         102,000        102,000
  3.10%, 03/12/09                                          94,000         94,000
WESTPAC BANKING CORP.
  2.71%, 11/06/08                                         328,000        328,000
  2.60%, 11/13/08                                          47,000         47,000
  2.74%, 11/14/08                                         174,000        174,000
                                                                     -----------
                                                                      25,889,107
COMMERCIAL PAPER & OTHER CORPORATE OBLIGATIONS 28.8%
--------------------------------------------------------------------------------
ANGLO IRISH BANK
  2.92%, 10/09/08 (c)                                     117,500        117,424
  2.92%, 10/10/08 (c)                                     100,000         99,928
ANZ NATIONAL (INT'L) LTD.
  3.04%, 10/21/08 (a)                                      38,000         37,937
  3.10%, 03/09/09 (a)                                     176,000        173,629
ATLANTIS ONE FUNDING CORP.
  6.50%, 10/01/08 (b)(c)                                  600,000        600,000
AUSTRALIA & NEW ZEALAND
  BANKING GROUP LTD.
  3.16%, 12/17/08                                         119,000        118,208
BANK OF AMERICA CORP.
  2.74%, 10/10/08                                         150,000        149,899
  2.73%, 11/03/08                                         815,000        812,983
  3.02%, 11/24/08                                         285,000        283,726
  3.02%, 01/06/09                                          31,000         30,752
  3.01%, 02/04/09                                          24,000         23,751
  3.04%, 03/02/09                                         600,000        592,413
BANK OF SCOTLAND PLC
  2.68%, 11/12/08                                          33,000         32,897
CANCARA ASSET SECURITIZATION, L.L.C.
  2.76%, 10/02/08 (a)(b)(c)                                95,500         95,493
  2.92%, 10/14/08 (a)(b)(c)                                75,000         74,921
  2.89%, 10/16/08 (a)(b)(c)                               100,000         99,880
  2.87%, 10/16/08 (a)(b)(c)                                94,000         93,888
  2.92%, 10/23/08 (a)(b)(c)                               151,000        150,732
  2.76%, 11/03/08 (a)(b)(c)                                10,000          9,975
CATHOLIC HEALTH INITIATIVE SERIES A
  2.98%, 10/22/08                                          40,000         40,000
CBA (DELAWARE) FINANCE, INC.
  2.76%, 10/07/08 (a)                                      11,000         10,995
  2.75%, 10/08/08 (a)                                      45,000         44,976
CITIGROUP FUNDING, INC.
  2.85%, 10/01/08 (a)                                      25,000         25,000
  2.84%, 10/01/08 (a)                                      41,000         41,000
  2.86%, 10/09/08 (a)                                      92,000         91,942
  2.94%, 10/15/08 (a)                                     110,000        109,875
  3.05%, 11/07/08 (a)                                      96,000         95,702
  3.04%, 11/12/08 (a)                                      20,000         19,930
  3.06%, 11/14/08 (a)                                     103,000        102,619
  3.06%, 11/21/08 (a)                                      39,000         38,833
  3.05%, 11/25/08 (a)                                     173,000        172,202
  3.05%, 12/01/08 (a)                                     250,000        248,721
DAKOTA CP NOTES OF CITIBANK CREDIT
  CARD ISSUANCE TRUST
  2.91%, 10/06/08 (b)(c)                                   60,000         59,976
  2.87%, 10/09/08 (b)(c)                                   50,000         49,968
  2.77%, 10/17/08 (b)(c)                                  120,000        119,853
  2.89%, 10/22/08 (b)(c)                                   40,000         39,933
  2.98%, 10/31/08 (b)(c)                                   50,000         49,877
  2.89%, 11/05/08 (b)(c)                                   30,000         29,916
  2.87%, 11/07/08 (b)(c)                                  112,000        111,672
  2.89%, 11/14/08 (b)(c)                                   35,000         34,877
  2.81%, 11/14/08 (b)(c)                                   62,000         61,789
DANSKE CORP.
  2.90%, 01/08/09 (a)(c)                                   43,000         42,660

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
DEPFA BANK PLC
  2.79%, 11/04/08 (c)                                     100,000         99,739
DNB NOR BANK ASA
  2.70%, 10/09/08                                          39,000         38,977
  2.72%, 10/09/08                                         130,000        129,923
  2.90%, 12/09/08                                         109,000        108,403
  2.53%, 12/15/08                                         159,000        158,177
FALCON ASSET SECURITIZATION
  CORP.
  5.50%, 10/01/08 (a)(b)(c)                                65,000         65,000
GEMINI SECURITIZATION CORP., L.L.C.
  2.84%, 10/06/08 (a)(b)(c)                                50,000         49,980
  2.82%, 10/14/08 (a)(b)(c)                                85,000         84,914
  2.82%, 10/16/08 (a)(b)(c)                                50,000         49,942
  2.71%, 10/16/08 (a)(b)(c)                                50,000         49,944
  2.71%, 10/17/08 (a)(b)(c)                               125,000        124,850
  2.71%, 10/20/08 (a)(b)(c)                               115,000        114,836
  2.81%, 12/01/08 (a)(b)(c)                                30,000         29,858
  2.93%, 01/14/09 (a)(b)(c)                                89,000         88,247
GENERAL ELECTRIC CAPITAL CORP.
  2.50%, 10/01/08                                         195,000        195,000
  2.85%, 11/18/08                                         340,000        338,722
  2.96%, 12/22/08                                         160,000        158,936
  2.98%, 12/22/08                                         340,000        337,731
  2.90%, 02/25/09                                         270,000        266,847
  2.76%, 03/17/09                                         311,000        307,076
  2.76%, 03/18/09                                         314,000        310,014
GENERAL ELECTRIC CAPITAL
  SERVICES
  2.90%, 02/25/09                                         375,000        370,621
GENERAL ELECTRIC CO.
  2.50%, 10/01/08                                         330,000        330,000
HSBC USA, INC.
  3.11%, 12/29/08                                          32,000         31,758
JP MORGAN CHASE & CO.
  2.83%, 01/12/09                                         214,000        212,283
  2.94%, 02/20/09                                         735,000        726,592
KBC FINANCIAL PRODUCTS
  INTERNATIONAL, LTD.
  3.12%, 03/05/09 (a)(c)                                   26,000         25,656
KITTY HAWK FUNDING CORP.
  2.73%, 10/01/08 (a)(b)(c)                                90,163         90,163
  2.73%, 10/02/08 (a)(b)(c)                               280,281        280,260
MONT BLANC CAPITAL CORP.
  2.87%, 10/09/08 (a)(b)(c)                                13,000         12,992
  2.89%, 10/14/08 (a)(b)(c)                                10,884         10,873
  2.73%, 10/21/08 (a)(b)(c)                               100,000         99,849
  2.92%, 10/24/08 (a)(b)(c)                               100,000         99,815
  2.72%, 11/03/08 (a)(b)(c)                                24,000         23,940
  2.87%, 12/08/08 (a)(b)(c)                                61,000         60,672
NATIONWIDE BUILDING SOCIETY U.S.
  2.92%, 10/29/08                                         142,000        141,680
  2.92%, 11/10/08                                          80,000         79,742
  2.75%, 11/14/08                                         155,000        154,481
OLD LINE FUNDING, L.L.C.
  2.81%, 10/01/08 (a)(b)(c)                                33,000         33,000
  2.80%, 10/01/08 (a)(b)(c)                               100,000        100,000
  2.71%, 10/09/08 (a)(b)(c)                               125,000        124,925
  2.82%, 10/15/08 (a)(b)(c)                               100,000         99,891
  2.70%, 10/20/08 (a)(b)(c)                               143,000        142,797
  2.77%, 11/05/08 (a)(b)(c)                               207,853        207,297
  2.76%, 11/06/08 (a)(b)(c)                                88,000         87,758
  2.77%, 11/06/08 (a)(b)(c)                                97,685         97,416
  2.96%, 01/13/09 (a)(b)(c)                               170,219        168,778
PARK AVENUE RECEIVABLES CO., L.L.C.
  5.50%, 10/01/08 (a)(b)(c)                               115,000        115,000
  2.64%, 11/03/08 (a)(b)(c)                                61,411         61,263
RABOBANK USA FINANCIAL CORP.
  0.50%, 10/01/08 (a)                                     150,000        150,000
RANGER FUNDING CO., L.L.C.
  2.73%, 10/02/08 (a)(b)(c)                                75,000         74,994
  2.74%, 10/06/08 (a)(b)(c)                               279,446        279,340
  2.74%, 11/04/08 (a)(b)(c)                                 8,000          7,979
RECKITT BENCKISER TREASURY SERVICES
  PLC
  2.72%, 10/10/08 (a)(c)                                   31,000         30,979
  2.77%, 11/12/08 (a)(c)                                   37,000         36,881
  2.87%, 12/03/08 (a)(c)                                  100,000         99,501
ROYAL BANK OF SCOTLAND PLC
  2.83%, 11/10/08                                         160,000        159,504
  3.13%, 02/27/09                                          36,000         35,541
  3.12%, 03/11/09                                         103,000        101,586
SKANDINAVISKA ENSKILDA BANKEN
  AB
  2.96%, 10/30/08                                          55,000         54,871
SOCIETE GENERALE NORTH
  AMERICA, INC.
  2.82%, 10/21/08 (a)                                      23,000         22,964
SOLITAIRE FUNDING, L.L.C.
  2.81%, 10/02/08 (a)(b)(c)                               107,000        106,992
  2.94%, 10/30/08 (a)(b)(c)                               170,000        169,600
  2.90%, 11/04/08 (a)(b)(c)                                50,000         49,865
  2.89%, 12/08/08 (a)(b)(c)                                25,000         24,865
  3.21%, 01/06/09 (a)(b)(c)                                58,000         57,506
  3.21%, 01/13/09 (a)(b)(c)                                12,000         11,890
  3.25%, 01/23/09 (a)(b)(c)                                10,000          9,899
  3.25%, 01/27/09 (a)(b)(c)                                36,000         35,622
  3.27%, 01/29/09 (a)(b)(c)                               178,000        176,089
STADSHYPOTEK DELAWARE, INC.
  2.84%, 11/07/08 (a)(c)                                  170,000        169,511
  3.11%, 02/27/09 (a)(c)                                   67,000         66,150
SWEDBANK AB
  2.97%, 10/23/08                                          30,000         29,946
  2.85%, 11/12/08                                           6,000          5,980
THUNDER BAY FUNDING, L.L.C.
  2.77%, 11/05/08 (a)(b)(c)                                48,000         47,872
  2.76%, 11/06/08 (a)(b)(c)                                98,000         97,731
  2.68%, 11/10/08 (a)(b)(c)                               100,000         99,703
  2.68%, 11/17/08 (a)(b)(c)                                78,075         77,803
TICONDEROGA FUNDING, L.L.C.
  5.25%, 10/01/08 (a)(b)(c)                                50,000         50,000
  2.81%, 10/08/08 (a)(b)(c)                                57,000         56,969
UBS FINANCE (DELAWARE), INC.
  2.77%, 10/10/08 (a)                                      46,000         45,968
UNICREDIT BANK (IRELAND) PLC
  3.31%, 12/18/08 (a)(c)                                   19,000         18,866

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

ISSUER                                                FACE AMOUNT       VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
WESTPAC SECURITIES NZ LTD.
  2.53%, 12/15/08 (a)(c)                                   30,000         29,845
WHISTLEJACKET CAPITAL, L.L.C., (SIV)
  3.96%, 07/17/08 (b)(c)(d)(e)                             50,000         50,000
  3.09%, 08/11/08 (b)(c)(d)(e)                            150,000        150,000
  3.07%, 03/20/08 (b)(c)(d)(e)                             19,000         19,000
  3.10%, 03/25/08 (b)(c)(d)(e)                             54,000         54,000
  3.08%, 04/15/08 (b)(c)(d)(e)                             42,000         42,000
  3.08%, 05/02/08 (b)(c)(d)(e)                             30,000         30,000
  3.03%, 05/19/08 (b)(c)(d)(e)                              9,000          9,000
  5.42%, 06/16/08 (b)(c)(d)(e)                             34,000         34,000
  3.13%, 08/06/08 (b)(c)(d)(e)                             60,000         60,000
YORKTOWN CAPITAL, L.L.C.
  2.74%, 11/19/08 (a)(b)(c)                                19,000         18,930
                                                                     -----------
                                                                      15,297,112
FIXED-RATE COUPON NOTE 0.8%
--------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK
  2.39%, 10/17/08                                         400,000        399,968

FIXED-RATE DISCOUNT NOTES 6.4%
--------------------------------------------------------------------------------
FANNIE MAE
  2.37%, 10/01/08                                         100,000        100,000
  2.43%, 10/06/08                                         108,000        107,964
  2.10%, 10/16/08                                         307,000        306,731
  2.40%, 10/21/08                                         200,000        199,734
  2.44%, 10/24/08                                         129,500        129,299
FEDERAL HOME LOAN BANK
  2.37%, 10/01/08                                         150,000        150,000
  2.28%, 10/01/08                                         110,000        110,000
  2.05%, 10/07/08                                         234,000        233,920
  2.05%, 10/09/08                                         233,000        232,894
  2.08%, 10/10/08                                          28,000         27,985
  2.69%, 10/15/08                                          80,000         79,917
  2.44%, 10/27/08                                          76,000         75,867
  2.04%, 11/12/08                                         209,000        208,505
  2.16%, 11/12/08                                          31,000         30,922
  2.20%, 11/14/08                                          44,000         43,882
FREDDIE MAC
  2.41%, 10/14/08                                          88,000         87,924
  2.35%, 10/16/08                                         179,000        178,826
  2.36%, 10/16/08                                          89,700         89,612
  2.44%, 10/24/08                                         213,000        212,669
  2.06%, 11/04/08                                         234,750        234,296
  2.52%, 11/10/08                                         175,000        174,512
  2.51%, 11/21/08                                         374,000        372,675
                                                                     -----------
                                                                       3,388,134
                                                                     -----------
TOTAL FIXED-RATE OBLIGATIONS
(COST $46,585,321)                                                    46,585,321
                                                                     -----------
VARIABLE-RATE OBLIGATIONS 5.6% OF NET ASSETS

ABBEY NATIONAL TREASURY
  SERVICES PLC
  2.73%, 10/02/08 (a)                                      50,000         50,000
ANZ NATIONAL (INT'L) LTD.
  3.03%, 11/27/08 (a)                                      96,000         96,000
BANCO ESPANOL DE CREDITO S.A.
  2.79%, 10/20/08 (c)                                     100,000        100,000
BANK OF AMERICA, N.A.
  3.00%, 10/30/08                                         400,000        400,000
  3.00%, 11/06/08                                         100,000        100,000
BARCLAYS BANK PLC
  3.18%, 11/21/08                                          97,000         97,000
COMMONWEALTH BANK OF AUSTRALIA
  3.21%, 10/24/08 (c)                                      50,000         50,000
  3.05%, 11/03/08                                         180,000        180,000
DANSKE CORP.
  2.87%, 11/13/08 (a)(c)                                  215,000        215,000
  2.88%, 11/17/08 (a)(c)                                  135,000        135,000
  2.89%, 11/17/08 (a)(c)                                  150,000        150,000
DEUTSCHE BANK AG
  3.41%, 12/22/08                                         200,000        200,000
INTESA SANPAOLO
  3.18%, 11/19/08                                         100,000        100,000
MERRILL LYNCH & CO., INC.
  2.65%, 10/15/08                                          75,000         75,000
  2.91%, 10/20/08                                         150,000        150,000
MET LIFE INSURANCE CO. OF CT
  3.53%, 10/24/08 (d)                                      25,000         25,000
MORGAN STANLEY
  2.64%, 10/03/08                                         140,000        140,000
NEW JERSEY ECONOMIC
  DEVELOPMENT AUTHORITY
  2.47%, 10/01/08 (a)                                       3,400          3,400
NORDEA BANK AB
  2.48%, 10/08/08 (c)                                      50,000         50,000
  2.51%, 10/10/08 (c)                                      80,000         80,000
ROYAL BANK OF CANADA
  2.55%, 10/10/08                                          40,000         40,000
  3.01%, 11/19/08                                         180,000        180,000
SVENSKA HANDELSBANKEN AB
  3.00%, 10/06/08 (c)                                      50,000         50,000
WACHOVIA BANK, N.A.
  2.99%, 11/25/08                                         100,000        100,000
WELLS FARGO & CO.
  2.64%, 10/15/08 (c)                                     120,000        120,001
WESTPAC SECURITIES NZ LTD.
  3.00%, 11/05/08 (a)(c)                                  100,000        100,000
                                                                     -----------
TOTAL VARIABLE-RATE OBLIGATIONS
(COST $2,986,401)                                                      2,986,401
                                                                     -----------

                                                         FACE/
                                                        MATURITY
ISSUER                                                   AMOUNT          VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
OTHER INVESTMENTS 7.5% OF NET ASSETS

REPURCHASE AGREEMENTS 7.5%
--------------------------------------------------------------------------------
BANC OF AMERICA SECURITIES L.L.C.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of
  $469,200.
  2.00%, issued 09/30/08,
    due 10/01/08                                          460,026        460,000

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

                                                         FACE/
                                                        MATURITY
ISSUER                                                   AMOUNT         VALUE
       RATE, MATURITY DATE                            ($ X 1,000)    ($ X 1,000)
BARCLAYS CAPITAL, INC.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of
  $2,703,000.
  2.20%, issued 09/30/08,
    due 10/01/08                                        2,650,162      2,650,000
CREDIT SUISSE SECURITIES (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of
  $90,491.
  1.80%, issued 09/30/08,
    due 10/01/08                                           88,720         88,716
DEUTSCHE BANK SECURITIES, INC.
  Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of
  $71,401.
  2.25%, issued 09/30/2008,
    due 10/01/08                                           70,004         70,000
  Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of
  $497,760.
  2.50%, issued 09/30/2008,
    due 10/01/08                                          488,034        488,000
UBS FINANCIAL SERVICES, INC.
Tri-Party Repurchase Agreement Collateralized by
  U.S. Government Securities with a value of
  $204,004.
  1.25%, issued 09/30/08,
    due 10/01/08                                          200,007        200,000
                                                                     -----------
TOTAL OTHER INVESTMENTS
(COST $3,956,716)                                                      3,956,716
                                                                     -----------

END OF INVESTMENTS.

(All dollar amounts are in x 1,000)

At 09/30/08, the tax basis cost of the fund's investments was $53,528,438.

(a)  Credit-enhanced security.
(b)  Asset-backed security.
(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $8,045,800 or 15.2% of net assets.
(d) Illiquid security. At the period end, the value of these amounted to $473,000 or 0.9% of net assets.
(e) Security is in default. On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle ("SIV"), experienced an "enforcement event" that has led to the appointment of a Receiver to manage Whistlejacket's operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket, including the Notes held by the funds. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 of the 1940 Act. As required under Rule 2a-7, the Board of Trustees of the funds met on February 12, 2008 and, based on the recommendation of the funds' investment adviser, determined that it was not in the best interest of the funds to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the funds that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the funds met on February 21, 2008 and, based on the recommendation of the funds' investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. The Fund is pursuing remedial efforts to obtain repayment of the principal and interest owed on the investment.

TREASURY GUARANTY PROGRAM

On September 19, 2008, The U.S. Treasury Department announced the establishment of a Temporary Guaranty Program for the U.S. money market mutual fund industry. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, are participating in the Program. The program is designed to provide coverage to shareholders for amounts held by them in participating money funds as of the close of business on September 19, 2008. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the value of these shares fluctuate over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less. The Program expires on December 18, 2008, unless extended by the U.S. Treasury. Additional information regarding a fund's participation in the Program is available in the fund's prospectus. Additional information about the Program is available at http://www.ustreas.gov.

Various inputs are used in determining the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)

SCHWAB VALUE ADVANTAGE MONEY FUND

PORTFOLIO HOLDINGS (Unaudited) continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Securities in money funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's investments carried at value:

                                                                  INVESTMENTS IN
VALUATION INPUTS                                                     SECURTIES
--------------------------------------------------------------    --------------
Level 1 - Quoted Prices                                                       $0
Level 2 - Other Significant Observable Inputs                         53,528,438
Level 3 - Significant Unobservable Inputs                                      0
                                                                  --------------
TOTAL                                                                $53,528,438
                                                                  --------------

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Randall W. Merk and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During Registrant's last fiscal quarter, there have been no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ) Charles Schwab Family of Funds


By: /s/ Randall W. Merk
    ---------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Randall W. Merk
    ---------------------------------
    Randall W. Merk
    Chief Executive Officer

Date: November 25, 2008


By: /s/ George Pereira
    ---------------------------------
    George Pereira
    Principal Financial Officer

Date: November 25, 2008